UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® SAI Japan Stock Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Toyota Motor Corp. (Automobiles)	6.4
Mitsubishi UFJ Financial Group, Inc. (Banks)	2.9
Sony Group Corp. (Household Durables)	2.7
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2.7
Hitachi Ltd. (Industrial Conglomerates)	2.2
Keyence Corp. (Electronic Equipment, Instruments & Components)	2.2
Mitsubishi Corp. (Trading Companies & Distributors)	2.1
Sumitomo Mitsui Financial Group, Inc. (Banks)	1.9
Shin-Etsu Chemical Co. Ltd. (Chemicals)	1.9
Mitsui & Co. Ltd. (Trading Companies & Distributors)	1.6
26.6

Market Sectors (% of Fund's net assets)

Industrials	23.1
Consumer Discretionary	19.0
Information Technology	14.6
Financials	13.5
Health Care	7.6
Communication Services	6.5
Consumer Staples	5.2
Materials	4.2
Real Estate	3.1
Utilities	1.2
Energy	0.9

Asset Allocation (% of Fund's net assets)

Futures - 1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.	5,088,000	5,493,322
Entertainment - 2.0%
Capcom Co. Ltd.	58,900	969,638
Konami Group Corp.	17,100	1,031,768
Nexon Co. Ltd.	58,300	908,976
Nintendo Co. Ltd.	176,900	8,627,237
Square Enix Holdings Co. Ltd.	14,600	527,748
Toho Co. Ltd.	19,000	636,545
		12,701,912
Interactive Media & Services - 0.2%
LY Corp.	454,600	1,092,238
Media - 0.1%
Dentsu Group, Inc.	34,500	933,335
Wireless Telecommunication Services - 3.3%
KDDI Corp.	254,900	7,073,168
SoftBank Corp.	489,900	5,909,020
SoftBank Group Corp.	175,200	8,616,441
		21,598,629
TOTAL COMMUNICATION SERVICES		41,819,436
CONSUMER DISCRETIONARY - 19.0%
Automobile Components - 2.0%
Aisin Seiki Co. Ltd.	25,100	954,710
Bridgestone Corp.	97,200	4,289,146
DENSO Corp.	322,000	5,487,886
Koito Manufacturing Co. Ltd.	34,000	457,325
Sumitomo Electric Industries Ltd.	121,900	1,884,125
		13,073,192
Automobiles - 9.4%
Honda Motor Co. Ltd.	786,500	8,948,468
Isuzu Motors Ltd.	99,200	1,257,147
Mazda Motor Corp.	96,700	1,094,593
Nissan Motor Co. Ltd.	409,200	1,497,551
Subaru Corp.	102,600	2,290,955
Suzuki Motor Corp.	267,900	3,119,906
Toyota Motor Corp.	1,805,500	41,180,920
Yamaha Motor Co. Ltd.	151,900	1,416,805
		60,806,345
Broadline Retail - 0.4%
Pan Pacific International Holdings Ltd.	64,800	1,521,895
Rakuten Group, Inc. (a)	255,000	1,226,409
		2,748,304
Hotels, Restaurants & Leisure - 1.0%
McDonald's Holdings Co. (Japan) Ltd. (b)	14,700	646,634
Oriental Land Co. Ltd.	185,800	5,126,545
Zensho Holdings Co. Ltd.	16,400	635,651
		6,408,830
Household Durables - 3.9%
Iida Group Holdings Co. Ltd.	26,300	335,744
Panasonic Holdings Corp.	376,400	3,285,391
Sekisui Chemical Co. Ltd.	64,800	942,713
Sekisui House Ltd.	101,500	2,332,506
Sharp Corp. (a)	44,200	232,013
Sony Group Corp.	214,700	17,745,249
		24,873,616
Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	101,900	1,904,020
SHIMANO, Inc.	13,000	2,112,669
Yamaha Corp.	22,300	469,932
		4,486,621
Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	29,800	7,791,778
Nitori Holdings Co. Ltd.	13,600	1,820,130
USS Co. Ltd.	69,900	533,987
ZOZO, Inc.	23,000	495,385
		10,641,280
TOTAL CONSUMER DISCRETIONARY		123,038,188
CONSUMER STAPLES - 5.2%
Beverages - 0.9%
Asahi Group Holdings	82,100	2,808,558
Kirin Holdings Co. Ltd.	132,600	1,935,641
Suntory Beverage & Food Ltd.	23,700	771,086
		5,515,285
Consumer Staples Distribution & Retail - 1.3%
AEON Co. Ltd.	111,500	2,331,275
Kobe Bussan Co. Ltd.	25,600	552,890
MatsukiyoCocokara & Co.	58,400	828,155
Seven & i Holdings Co. Ltd.	385,000	4,974,662
		8,686,982
Food Products - 1.1%
Ajinomoto Co., Inc.	80,000	2,974,518
Kikkoman Corp.	115,400	1,375,038
Meiji Holdings Co. Ltd.	39,900	892,738
Nissin Food Holdings Co. Ltd.	34,100	909,977
Yakult Honsha Co. Ltd.	43,600	852,805
		7,005,076
Household Products - 0.3%
Unicharm Corp.	68,600	2,038,322
Personal Care Products - 0.8%
Kao Corp.	79,400	3,275,427
Shiseido Co. Ltd.	68,200	1,825,595
		5,101,022
Tobacco - 0.8%
Japan Tobacco, Inc.	204,300	5,496,000
TOTAL CONSUMER STAPLES		33,842,687
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	491,400	2,270,374
Idemitsu Kosan Co. Ltd.	164,700	1,115,862
INPEX Corp.	165,100	2,473,165
		5,859,401
FINANCIALS - 13.5%
Banks - 7.5%
Chiba Bank Ltd.	90,200	761,925
Concordia Financial Group Ltd.	180,300	971,481
Japan Post Bank Co. Ltd.	246,700	2,504,082
Mitsubishi UFJ Financial Group, Inc.	1,890,500	18,831,945
Mizuho Financial Group, Inc.	410,800	7,940,397
Resona Holdings, Inc.	361,600	2,286,667
Shizuoka Financial Group	79,600	742,974
Sumitomo Mitsui Financial Group, Inc.	216,400	12,292,345
Sumitomo Mitsui Trust Holdings, Inc.	111,500	2,344,269
		48,676,085
Capital Markets - 1.2%
Daiwa Securities Group, Inc.	226,900	1,667,502
Japan Exchange Group, Inc.	85,400	2,000,113
Nomura Holdings, Inc.	512,300	2,914,980
SBI Holdings, Inc. Japan	42,200	1,027,492
		7,610,087
Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	137,200	888,514
ORIX Corp.	199,800	4,088,990
		4,977,504
Insurance - 4.0%
Dai-ichi Mutual Life Insurance Co.	160,200	3,710,399
Japan Post Holdings Co. Ltd.	353,200	3,391,886
Japan Post Insurance Co. Ltd.	32,600	612,035
MS&AD Insurance Group Holdings, Inc.	219,200	3,941,007
Sompo Holdings, Inc.	151,900	3,006,121
T&D Holdings, Inc.	83,300	1,359,234
Tokio Marine Holdings, Inc.	306,800	9,696,842
		25,717,524
TOTAL FINANCIALS		86,981,200
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 2.4%
ASAHI INTECC Co. Ltd.	37,000	542,149
Hoya Corp.	59,800	6,933,202
Olympus Corp.	205,000	2,855,593
Sysmex Corp.	85,600	1,368,776
Terumo Corp.	229,300	3,889,875
		15,589,595
Health Care Technology - 0.1%
M3, Inc.	75,100	794,421
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	307,800	2,954,234
Chugai Pharmaceutical Co. Ltd.	114,400	3,638,363
Daiichi Sankyo Kabushiki Kaisha	314,900	10,598,813
Eisai Co. Ltd.	42,900	1,761,863
Kyowa Hakko Kirin Co., Ltd.	45,900	770,838
Ono Pharmaceutical Co. Ltd.	61,600	887,248
Otsuka Holdings Co. Ltd.	71,200	3,044,288
Shionogi & Co. Ltd.	41,900	1,956,762
Takeda Pharmaceutical Co. Ltd.	269,500	7,083,018
		32,695,427
TOTAL HEALTH CARE		49,079,443
INDUSTRIALS - 23.1%
Air Freight & Logistics - 0.3%
Nippon Express Holdings, Inc.	12,400	634,363
SG Holdings Co. Ltd.	54,500	637,928
Yamato Holdings Co. Ltd.	45,200	596,942
		1,869,233
Building Products - 1.2%
AGC, Inc.	33,300	1,231,242
Daikin Industries Ltd.	44,900	6,128,461
Toto Ltd.	24,100	652,254
		8,011,957
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	34,800	1,013,589
Secom Co. Ltd.	35,800	2,486,758
Toppan Holdings, Inc.	39,100	927,607
		4,427,954
Construction & Engineering - 0.7%
Kajima Corp.	71,900	1,377,394
Obayashi Corp.	110,400	1,232,152
SHIMIZU Corp.	88,500	548,210
Taisei Corp.	28,900	1,058,041
		4,215,797
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	21,600	1,343,605
Mitsubishi Electric Corp.	329,100	5,736,189
Nidec Corp.	71,000	3,325,134
		10,404,928
Ground Transportation - 1.9%
Central Japan Railway Co.	131,800	3,014,000
East Japan Railway Co.	154,400	2,829,993
Hankyu Hanshin Holdings, Inc.	38,900	1,019,889
Keisei Electric Railway Co.	23,500	875,444
Kintetsu Group Holdings Co. Ltd.	30,800	791,825
Odakyu Electric Railway Co. Ltd.	53,300	599,235
Tobu Railway Co. Ltd.	32,100	636,879
Tokyu Corp.	85,000	1,006,193
West Japan Railway Co.	74,700	1,417,914
		12,191,372
Industrial Conglomerates - 2.3%
Hikari Tsushin, Inc.	3,500	568,827
Hitachi Ltd.	157,800	14,558,738
		15,127,565
Machinery - 4.9%
Daifuku Co. Ltd.	51,700	1,059,013
FANUC Corp.	162,300	4,807,212
Hitachi Construction Machinery Co. Ltd.	18,300	522,690
Hoshizaki Corp.	18,500	637,486
Komatsu Ltd.	157,500	4,702,343
Kubota Corp.	170,100	2,728,359
Makita Corp.	38,100	1,103,029
Minebea Mitsumi, Inc.	61,700	1,155,663
Misumi Group, Inc.	48,400	786,880
Mitsubishi Heavy Industries Ltd.	545,800	4,880,062
SMC Corp.	9,700	5,096,057
Toyota Industries Corp.	25,000	2,375,672
Yaskawa Electric Corp.	40,800	1,681,067
		31,535,533
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd.	66,900	942,614
Mitsui OSK Lines Ltd.	58,500	1,856,766
Nippon Yusen KK	78,100	2,217,296
		5,016,676
Passenger Airlines - 0.1%
Ana Holdings, Inc.	27,200	516,583
Japan Airlines Co. Ltd.	24,500	434,110
		950,693
Professional Services - 1.6%
Recruit Holdings Co. Ltd.	245,400	10,568,730
Trading Companies & Distributors - 7.0%
Itochu Corp.	202,400	9,131,230
Marubeni Corp.	244,000	4,347,193
Mitsubishi Corp.	587,300	13,431,305
Mitsui & Co. Ltd.	220,400	10,639,963
MonotaRO Co. Ltd.	42,600	510,556
Sumitomo Corp.	177,100	4,657,228
Toyota Tsusho Corp.	36,200	2,301,594
		45,019,069
TOTAL INDUSTRIALS		149,339,507
INFORMATION TECHNOLOGY - 14.6%
Electronic Equipment, Instruments & Components - 4.8%
Azbil Corp.	20,500	572,565
Hamamatsu Photonics K.K.	23,900	875,736
Hirose Electric Co. Ltd.	5,000	530,729
Ibiden Co. Ltd.	19,200	729,859
Keyence Corp.	33,100	14,556,382
Kyocera Corp.	218,400	2,662,000
Murata Manufacturing Co. Ltd.	293,500	5,362,883
OMRON Corp.	29,800	1,022,807
Shimadzu Corp.	40,300	1,094,873
TDK Corp.	66,200	2,953,248
Yokogawa Electric Corp.	38,800	857,317
		31,218,399
IT Services - 2.2%
Fujitsu Ltd.	299,800	4,631,356
NEC Corp.	41,800	3,026,403
Nomura Research Institute Ltd.	65,700	1,589,802
NTT Data Corp.	107,300	1,677,938
OBIC Co. Ltd.	11,900	1,528,752
Otsuka Corp.	38,800	771,659
SCSK Corp.	26,600	483,567
TIS, Inc.	37,400	798,736
		14,508,213
Semiconductors & Semiconductor Equipment - 5.6%
Advantest Corp.	130,500	4,084,738
Disco Corp.	15,700	4,472,079
Lasertec Corp.	12,800	2,761,030
Renesas Electronics Corp.	250,200	4,062,185
ROHM Co. Ltd.	56,100	806,429
Screen Holdings Co. Ltd.	13,900	1,434,162
Sumco Corp.	59,600	888,834
Tokyo Electron Ltd.	80,300	17,613,477
		36,122,934
Software - 0.3%
Oracle Corp. Japan	6,600	495,294
Trend Micro, Inc.	22,800	1,123,543
		1,618,837
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	39,500	698,714
Canon, Inc.	170,300	4,609,219
FUJIFILM Holdings Corp.	190,700	4,056,663
Ricoh Co. Ltd.	93,300	804,904
Seiko Epson Corp.	49,100	807,694
		10,977,194
TOTAL INFORMATION TECHNOLOGY		94,445,577
MATERIALS - 4.2%
Chemicals - 3.3%
Asahi Kasei Corp.	213,400	1,487,854
Mitsubishi Chemical Holdings Corp.	217,800	1,270,616
Mitsui Chemicals, Inc.	29,000	825,424
Nippon Paint Holdings Co. Ltd.	161,300	1,032,484
Nippon Sanso Holdings Corp.	29,500	876,221
Nissan Chemical Corp.	21,400	729,487
Nitto Denko Corp.	24,500	2,025,799
Shin-Etsu Chemical Co. Ltd.	306,700	11,872,032
Toray Industries, Inc.	235,900	1,078,233
		21,198,150
Metals & Mining - 0.9%
JFE Holdings, Inc.	97,900	1,461,228
Nippon Steel & Sumitomo Metal Corp.	145,800	3,268,679
Sumitomo Metal Mining Co. Ltd.	42,200	1,409,845
		6,139,752
TOTAL MATERIALS		27,337,902
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
GLP J-REIT	796	647,396
Japan Real Estate Investment Corp.	218	739,269
Japan Retail Fund Investment Corp.	1,188	717,230
KDX Realty Investment Corp.	705	695,368
Nippon Building Fund, Inc.	262	1,001,048
Nippon Prologis REIT, Inc.	386	666,085
Nomura Real Estate Master Fund, Inc.	682	651,938
		5,118,334
Real Estate Management & Development - 2.3%
Daito Trust Construction Co. Ltd.	10,000	1,071,944
Daiwa House Industry Co. Ltd.	101,100	2,844,844
Hulic Co. Ltd.	65,200	600,796
Mitsubishi Estate Co. Ltd.	191,700	3,512,848
Mitsui Fudosan Co. Ltd.	454,700	4,627,511
Nomura Real Estate Holdings, Inc.	18,700	523,546
Sumitomo Realty & Development Co. Ltd.	48,600	1,681,751
		14,863,240
TOTAL REAL ESTATE		19,981,574
UTILITIES - 1.2%
Electric Utilities - 0.8%
Chubu Electric Power Co., Inc.	109,600	1,406,822
Kansai Electric Power Co., Inc.	119,800	1,794,535
Tokyo Electric Power Co., Inc. (a)	259,700	1,615,406
		4,816,763
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	63,800	1,418,650
Tokyo Gas Co. Ltd.	62,900	1,410,675
		2,829,325
TOTAL UTILITIES		7,646,088
TOTAL COMMON STOCKS (Cost $610,053,023)		639,371,003

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $398,720)	400,000	398,709

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	484,299	484,396
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	605,089	605,150
TOTAL MONEY MARKET FUNDS (Cost $1,089,546)		1,089,546

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $611,541,289)	640,859,258
NET OTHER ASSETS (LIABILITIES) - 0.9%	5,513,235
NET ASSETS - 100.0%	646,372,493

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	55	Jun 2024	6,654,646	(123,220)	(123,220)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $348,871.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	540,844	184,296,529	184,353,875	164,830	898	-	484,396	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	768,675	10,085,590	10,249,115	6,291	-	-	605,150	0.0%
Total	1,309,519	194,382,119	194,602,990	171,121	898	-	1,089,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	41,819,436	-	41,819,436	-
Consumer Discretionary	123,038,188	-	123,038,188	-
Consumer Staples	33,842,687	-	33,842,687	-
Energy	5,859,401	-	5,859,401	-
Financials	86,981,200	-	86,981,200	-
Health Care	49,079,443	-	49,079,443	-
Industrials	149,339,507	-	149,339,507	-
Information Technology	94,445,577	-	94,445,577	-
Materials	27,337,902	-	27,337,902	-
Real Estate	19,981,574	-	19,981,574	-
Utilities	7,646,088	-	7,646,088	-

Government Obligations	398,709	-	398,709	-

Money Market Funds	1,089,546	1,089,546	-	-
Total Investments in Securities:	640,859,258	1,089,546	639,769,712	-
Derivative Instruments: Liabilities
Futures Contracts	(123,220)	(123,220)	-	-
Total Liabilities	(123,220)	(123,220)	-	-
Total Derivative Instruments:	(123,220)	(123,220)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(123,220)
Total Equity Risk	0	(123,220)
Total Value of Derivatives	0	(123,220)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $575,787) - See accompanying schedule:
Unaffiliated issuers (cost $610,451,743)	$639,769,712
Fidelity Central Funds (cost $1,089,546)	1,089,546

Total Investment in Securities (cost $611,541,289)		$640,859,258
Foreign currency held at value (cost $606,217)		595,450
Dividends receivable		5,656,707
Distributions receivable from Fidelity Central Funds		5,928
Prepaid expenses		266
Total assets		647,117,609
Liabilities
Accrued management fee	$54,619
Payable for daily variation margin on futures contracts	27,898
Other payables and accrued expenses	57,449
Collateral on securities loaned	605,150
Total liabilities		745,116
Net Assets		$646,372,493
Net Assets consist of:
Paid in capital		$828,165,816
Total accumulated earnings (loss)		(181,793,323)
Net Assets		$646,372,493
Net Asset Value, offering price and redemption price per share ($646,372,493 ÷ 65,577,351 shares)		$9.86
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$7,355,282
Interest		11,038
Income from Fidelity Central Funds (including $6,291 from security lending)		171,121
Income before foreign taxes withheld		$7,537,441
Less foreign taxes withheld		(735,243)
Total income		6,802,198
Expenses
Management fee	$285,224
Custodian fees and expenses	25,548
Independent trustees' fees and expenses	1,547
Registration fees	5,595
Audit	32,226
Legal	300
Miscellaneous	1,344
Total expenses before reductions	351,784
Expense reductions	(86)
Total expenses after reductions		351,698
Net Investment income (loss)		6,450,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,438,225)
Fidelity Central Funds	898
Foreign currency transactions	(439,260)
Futures contracts	344,173
Total net realized gain (loss)		(40,532,414)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	119,346,127
Assets and liabilities in foreign currencies	(128,328)
Futures contracts	38,629
Total change in net unrealized appreciation (depreciation)		119,256,428
Net gain (loss)		78,724,014
Net increase (decrease) in net assets resulting from operations		$85,174,514
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,450,500	$18,301,861
Net realized gain (loss)	(40,532,414)	(81,596,353)
Change in net unrealized appreciation (depreciation)	119,256,428	229,129,470
Net increase (decrease) in net assets resulting from operations	85,174,514	165,834,978
Distributions to shareholders	(23,223,128)	(21,029,630)

Share transactions
Proceeds from sales of shares	180,000,000	-
Reinvestment of distributions	23,223,128	21,029,630
Cost of shares redeemed	(348,000,000)	(405,000,000)

Net increase (decrease) in net assets resulting from share transactions	(144,776,872)	(383,970,370)
Total increase (decrease) in net assets	(82,825,486)	(239,165,022)

Net Assets
Beginning of period	729,197,979	968,363,001
End of period	$646,372,493	$729,197,979

Other Information
Shares
Sold	18,101,841	-
Issued in reinvestment of distributions	2,566,092	2,567,720
Redeemed	(38,288,479)	(47,194,026)
Net increase (decrease)	(17,620,546)	(44,626,306)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.76	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.19	.19	.10
Net realized and unrealized gain (loss)	1.38	1.18	(2.69)	.08
Total from investment operations	1.49	1.37	(2.50)	.18
Distributions from net investment income	(.39)	(.19)	(.10)	-
Total distributions	(.39)	(.19)	(.10)	-
Net asset value, end of period	$9.86	$8.76	$7.58	$10.18
Total Return D,E	17.35%	18.18%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.13%	.11%	.14% H
Expenses net of fee waivers, if any	.12 % H	.13%	.11%	.14% H
Expenses net of all reductions	.12% H	.13%	.11%	.14% H
Net investment income (loss)	2.26% H	2.12%	2.12%	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$646,372	$729,198	$968,363	$1,720,298
Portfolio turnover rate I	68 % H	5%	8%	-% J,K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than 1%.

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,557,729
Gross unrealized depreciation	(65,983,226)
Net unrealized appreciation (depreciation)	$19,574,503
Tax cost	$621,161,535

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(78,838,138)
Long-term	(85,741,534)
Total capital loss carryforward	$(164,579,672)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	201,783,920	363,139,732
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity SAI Japan Stock Index Fund	546

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Japan Stock Index Fund	666	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $86.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	14%	86%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI Japan Stock Index Fund	.12%
Actual		$ 1,000	$ 1,173.50	$ .65
Hypothetical-B		$ 1,000	$ 1,024.27	$ .60

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9901433.102
JSI-SANN-0624
Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Semi-Annual Report
April 30, 2024

Contents

Fidelity ZERO® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Fidelity ZERO® Extended Market Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

EMCOR Group, Inc.	0.3
EQT Corp.	0.3
NRG Energy, Inc.	0.3
Pure Storage, Inc. Class A	0.3
Owens Corning	0.3
Lennox International, Inc.	0.3
Nutanix, Inc. Class A	0.3
Snap-On, Inc.	0.3
Watsco, Inc.	0.3
Nordson Corp.	0.3
3.0

Market Sectors (% of Fund's net assets)

Industrials	20.4
Financials	16.1
Consumer Discretionary	12.9
Health Care	12.5
Information Technology	11.2
Real Estate	6.4
Materials	5.4
Energy	5.3
Consumer Staples	4.1
Communication Services	3.0
Utilities	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity ZERO® Extended Market Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	5,194	163,715
AST SpaceMobile, Inc. (a)(b)	36,254	80,121
ATN International, Inc.	2,886	55,065
Bandwidth, Inc. (a)	6,103	111,075
Cogent Communications Group, Inc.	11,850	760,533
Consolidated Communications Holdings, Inc. (a)	20,101	86,836
Frontier Communications Parent, Inc. (a)(b)	62,256	1,440,604
Globalstar, Inc. (a)(b)	211,109	272,331
IDT Corp. Class B	5,670	201,512
Iridium Communications, Inc.	34,871	1,073,678
Liberty Global Ltd.:
Class A	49,578	788,042
Class C (b)	52,549	860,227
Liberty Latin America Ltd.:
Class A (a)	6,674	50,389
Class C (a)(b)	39,980	301,449
Lumen Technologies, Inc. (a)(b)	284,265	338,275
Shenandoah Telecommunications Co.	13,929	178,570
		6,762,422
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	74,177	217,339
Atlanta Braves Holdings, Inc.	11,318	423,633
Atlanta Braves Holdings, Inc. Class A	2,471	99,680
Cinemark Holdings, Inc. (a)(b)	29,862	511,835
Endeavor Group Holdings, Inc.	52,402	1,383,937
Eventbrite, Inc. (a)	23,401	123,557
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,616	208,015
Class B (a)	33,364	314,623
Live Nation Entertainment, Inc. (a)	39,838	3,541,997
Madison Square Garden Entertainment Corp.	11,608	454,453
Madison Square Garden Sports Corp. (a)	4,673	868,804
Marcus Corp. (b)	7,064	92,115
Playtika Holding Corp.	19,077	138,308
Roku, Inc. Class A (a)	35,190	2,029,055
Skillz, Inc. (a)(b)	3,917	24,050
Sphere Entertainment Co. (a)	7,548	293,315
TKO Group Holdings, Inc.	16,846	1,594,811
Vivid Seats, Inc. Class A (a)	17,832	93,796
Warner Music Group Corp. Class A	39,602	1,306,866
		13,720,189
Interactive Media & Services - 0.6%
Angi, Inc. (a)	23,876	50,378
Bumble, Inc. (a)	27,888	281,669
CarGurus, Inc. Class A (a)	24,179	543,060
Cars.com, Inc. (a)	17,361	290,102
EverQuote, Inc. Class A (a)	5,850	117,995
fuboTV, Inc. (a)(b)	82,019	116,467
IAC, Inc. (a)	19,573	930,892
Match Group, Inc. (a)	76,444	2,356,004
MediaAlpha, Inc. Class A (a)	5,596	113,319
Nextdoor Holdings, Inc. (a)	42,560	86,822
QuinStreet, Inc. (a)	14,630	264,657
Rumble, Inc. (a)(b)	20,805	146,883
Shutterstock, Inc. (b)	6,781	289,617
TripAdvisor, Inc. (a)	30,439	801,459
Vimeo, Inc. (a)	43,794	157,220
Yelp, Inc. (a)	19,275	775,626
Ziff Davis, Inc. (a)	12,942	648,524
ZipRecruiter, Inc. (a)	21,632	222,377
Zoominfo Technologies, Inc. (a)	83,354	1,321,994
		9,515,065
Media - 1.0%
Advantage Solutions, Inc. Class A (a)(b)	27,750	118,215
Altice U.S.A., Inc. Class A (a)	63,188	121,953
AMC Networks, Inc. Class A (a)	8,156	86,617
Boston Omaha Corp. (a)	5,599	86,449
Cable One, Inc. (b)	1,282	504,916
Cardlytics, Inc. (a)	10,810	132,423
Clear Channel Outdoor Holdings, Inc. (a)	97,101	134,970
E.W. Scripps Co. Class A (a)	16,005	60,179
EchoStar Corp. Class A (a)	33,883	541,789
Entravision Communication Corp. Class A	16,325	34,119
Gannett Co., Inc. (a)(b)	40,017	96,841
Gray Television, Inc.	22,315	128,311
iHeartMedia, Inc. (a)	28,196	59,212
Integral Ad Science Holding Corp. (a)	19,068	182,862
John Wiley & Sons, Inc. Class A	11,941	448,623
Liberty Broadband Corp.:
Class A (a)	7,089	355,372
Class C (a)	29,814	1,482,650
Magnite, Inc. (a)	34,373	303,514
National CineMedia, Inc. (a)	27,382	117,195
News Corp.:
Class A	104,076	2,477,009
Class B	34,673	850,875
Nexstar Media Group, Inc. Class A	9,067	1,451,264
Paramount Global:
Class A (b)	2,053	42,477
Class B	137,013	1,560,578
PubMatic, Inc. (a)	11,699	262,526
Scholastic Corp.	7,483	266,544
Sinclair, Inc. Class A (b)	10,267	126,284
Sirius XM Holdings, Inc. (b)	183,598	539,778
Stagwell, Inc. (a)(b)	29,872	177,738
TechTarget, Inc. (a)	7,109	195,498
TEGNA, Inc.	55,399	755,642
The New York Times Co. Class A	46,025	1,980,456
Thryv Holdings, Inc. (a)	8,650	199,037
WideOpenWest, Inc. (a)	12,777	45,614
		15,927,530
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	17,774	161,032
NII Holdings, Inc. (a)(c)	10,174	0
Spok Holdings, Inc.	5,402	83,461
Telephone & Data Systems, Inc.	27,748	434,256
U.S. Cellular Corp. (a)	3,862	140,422
		819,171
TOTAL COMMUNICATION SERVICES		46,744,377
CONSUMER DISCRETIONARY - 12.9%
Automobile Components - 1.3%
Adient PLC (a)	25,636	765,747
American Axle & Manufacturing Holdings, Inc. (a)	32,762	240,473
Autoliv, Inc.	20,602	2,467,914
BorgWarner, Inc.	64,641	2,118,286
Cooper-Standard Holding, Inc. (a)	4,857	74,944
Dana, Inc.	36,210	450,090
Dorman Products, Inc. (a)	7,969	696,889
Fox Factory Holding Corp. (a)	11,928	464,238
Garrett Motion, Inc. (a)	39,582	378,404
Gentex Corp. (b)	65,339	2,241,128
Gentherm, Inc. (a)	9,230	466,761
Holley, Inc. (a)	13,801	55,480
LCI Industries	7,127	741,065
Lear Corp.	16,010	2,015,179
Luminar Technologies, Inc. (a)(b)	78,140	114,866
Mobileye Global, Inc. (a)(b)	21,565	594,116
Modine Manufacturing Co. (a)	14,701	1,361,754
Patrick Industries, Inc.	5,856	611,893
Phinia, Inc.	13,134	512,226
QuantumScape Corp. Class A (a)(b)	97,969	530,992
Solid Power, Inc. (a)(b)	33,246	56,186
Standard Motor Products, Inc.	5,231	167,915
Stoneridge, Inc. (a)	7,528	112,769
The Goodyear Tire & Rubber Co. (a)	79,725	953,511
Visteon Corp. (a)	7,827	865,901
XPEL, Inc. (a)	5,997	315,142
		19,373,869
Automobiles - 0.4%
Canoo, Inc. (a)(b)	13,502	38,886
Harley-Davidson, Inc.	35,650	1,226,004
Lucid Group, Inc. Class A (a)(b)	251,279	640,761
Rivian Automotive, Inc. (a)(b)	189,745	1,688,731
Thor Industries, Inc.	15,004	1,491,698
Winnebago Industries, Inc.	8,215	505,880
		5,591,960
Broadline Retail - 0.4%
Big Lots, Inc.	7,827	27,551
ContextLogic, Inc. (a)(b)	5,243	29,099
Dillard's, Inc. Class A (b)	972	425,726
Etsy, Inc. (a)	33,679	2,312,737
Groupon, Inc. (a)(b)	6,998	80,897
Kohl's Corp.	31,173	746,282
Macy's, Inc.	77,113	1,421,193
Nordstrom, Inc. (b)	27,431	521,463
Ollie's Bargain Outlet Holdings, Inc. (a)	17,333	1,267,736
Qurate Retail, Inc. Series A (a)	93,065	76,453
		6,909,137
Diversified Consumer Services - 1.1%
ADT, Inc.	75,875	493,188
Adtalem Global Education, Inc. (a)	10,926	542,148
Allurion Technologies, Inc. (b)	10,066	20,233
Bright Horizons Family Solutions, Inc. (a)	16,290	1,689,436
Carriage Services, Inc.	3,771	96,462
Chegg, Inc. (a)	29,030	150,085
Coursera, Inc. (a)	29,798	304,536
Duolingo, Inc. (a)	10,072	2,273,754
European Wax Center, Inc. (a)(b)	9,498	111,696
Frontdoor, Inc. (a)	22,394	687,272
Graham Holdings Co.	1,007	706,280
Grand Canyon Education, Inc. (a)	8,312	1,080,726
H&R Block, Inc.	39,207	1,851,747
Laureate Education, Inc. Class A	38,015	551,218
Mister Car Wash, Inc. (a)(b)	25,512	170,675
Nerdy, Inc. Class A (a)	18,283	47,353
OneSpaWorld Holdings Ltd. (a)	25,011	318,140
Perdoceo Education Corp.	18,676	341,771
Service Corp. International	41,450	2,972,380
Strategic Education, Inc.	6,130	703,969
Stride, Inc. (a)	11,202	747,734
Udemy, Inc. (a)	24,808	248,576
Universal Technical Institute, Inc. (a)	10,502	159,840
WW International, Inc. (a)(b)	21,192	38,358
		16,307,577
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	16,151	173,462
Aramark	73,765	2,324,335
Bally's Corp. (a)	8,020	105,383
BJ's Restaurants, Inc. (a)	6,625	215,909
Bloomin' Brands, Inc.	24,439	630,282
Bowlero Corp. Class A (b)	10,338	121,472
Boyd Gaming Corp.	19,500	1,043,445
Brinker International, Inc. (a)	12,446	667,106
Caesars Entertainment, Inc. (a)	60,675	2,173,379
Carrols Restaurant Group, Inc.	8,296	78,978
Choice Hotels International, Inc. (b)	6,945	821,316
Churchill Downs, Inc.	19,079	2,461,191
Chuy's Holdings, Inc. (a)(b)	4,821	142,027
Cracker Barrel Old Country Store, Inc. (b)	6,256	364,037
Dave & Buster's Entertainment, Inc. (a)	9,060	483,804
Denny's Corp. (a)	14,932	119,755
Dine Brands Global, Inc.	4,262	187,954
Dutch Bros, Inc. (a)	19,576	551,260
El Pollo Loco Holdings, Inc. (a)	7,148	60,901
Everi Holdings, Inc. (a)	23,542	192,338
First Watch Restaurant Group, Inc. (a)	6,581	167,947
Golden Entertainment, Inc.	6,105	195,665
Hilton Grand Vacations, Inc. (a)	20,045	834,674
Hyatt Hotels Corp. Class A	12,435	1,850,204
Jack in the Box, Inc.	5,479	312,687
Krispy Kreme, Inc. (b)	23,853	301,740
Kura Sushi U.S.A., Inc. Class A (a)	1,544	169,964
Life Time Group Holdings, Inc. (a)(b)	16,493	225,294
Light & Wonder, Inc. Class A (a)	25,324	2,260,420
Lindblad Expeditions Holdings (a)(b)	9,863	72,394
Marriott Vacations Worldwide Corp.	9,289	892,766
Monarch Casino & Resort, Inc.	3,821	258,949
Norwegian Cruise Line Holdings Ltd. (a)	119,685	2,264,440
Papa John's International, Inc.	9,208	568,042
Penn Entertainment, Inc. (a)(b)	41,782	691,074
Planet Fitness, Inc. (a)	24,023	1,437,536
Playa Hotels & Resorts NV (a)	30,615	275,535
PlayAGS, Inc. (a)	10,570	93,439
Portillo's, Inc. (a)	13,489	165,375
Potbelly Corp. (a)	6,845	69,751
RCI Hospitality Holdings, Inc.	2,345	119,032
Red Robin Gourmet Burgers, Inc. (a)(b)	4,411	33,303
Red Rock Resorts, Inc.	13,673	726,310
Rush Street Interactive, Inc. (a)	17,753	113,442
Sabre Corp. (a)	106,473	305,578
Shake Shack, Inc. Class A (a)	10,554	1,117,141
Six Flags Entertainment Corp. (a)	20,335	479,499
Soho House & Co., Inc. Class A (a)(b)	10,251	53,408
Sweetgreen, Inc. Class A (a)(b)	25,751	578,625
Target Hospitality Corp. (a)	7,555	84,049
Texas Roadhouse, Inc. Class A	18,745	3,013,821
The Cheesecake Factory, Inc. (b)	13,190	455,319
Travel+Leisure Co.	20,347	885,908
United Parks & Resorts, Inc. (a)	10,076	512,062
Vail Resorts, Inc.	10,671	2,020,767
Wendy's Co.	46,824	936,012
Wingstop, Inc.	8,271	3,182,598
Wyndham Hotels & Resorts, Inc.	23,274	1,710,872
Wynn Resorts Ltd.	26,778	2,454,204
Xponential Fitness, Inc. (a)	6,550	83,513
		44,891,693
Household Durables - 2.0%
Beazer Homes U.S.A., Inc. (a)	8,129	227,856
Cavco Industries, Inc. (a)	2,190	797,620
Century Communities, Inc.	7,969	632,101
Cricut, Inc.	13,761	73,209
Dream Finders Homes, Inc. (a)(b)	6,375	226,313
Ethan Allen Interiors, Inc.	6,360	179,606
GoPro, Inc. Class A (a)	34,671	59,981
Green Brick Partners, Inc. (a)	7,131	386,001
Helen of Troy Ltd. (a)(b)	6,691	620,323
Hovnanian Enterprises, Inc. Class A (a)	1,323	195,579
Installed Building Products, Inc.	6,600	1,555,818
iRobot Corp. (a)	7,419	63,507
KB Home	20,685	1,339,561
La-Z-Boy, Inc.	11,940	392,110
Landsea Homes Corp. (a)	3,200	36,960
Legacy Housing Corp. (a)	2,010	40,944
Leggett & Platt, Inc.	37,491	677,462
LGI Homes, Inc. (a)	5,772	519,076
Lovesac (a)	4,068	90,228
M/I Homes, Inc. (a)	7,848	912,095
Meritage Homes Corp.	10,258	1,700,161
Mohawk Industries, Inc. (a)	14,862	1,713,886
Newell Brands, Inc.	107,202	851,184
Purple Innovation, Inc.	16,686	25,363
SharkNinja, Inc.	13,682	879,479
Skyline Champion Corp. (a)	15,130	1,134,599
Sonos, Inc. (a)	34,565	584,149
Taylor Morrison Home Corp. (a)	30,234	1,693,406
Tempur Sealy International, Inc.	48,436	2,424,706
Toll Brothers, Inc.	29,274	3,486,826
TopBuild Corp. (a)	8,878	3,592,660
TRI Pointe Homes, Inc. (a)	27,324	1,006,889
Vizio Holding Corp. (a)(b)	28,183	298,740
Whirlpool Corp.	15,466	1,467,105
Worthington Enterprises, Inc.	8,595	491,290
ZAGG, Inc. rights (a)(c)	4,373	0
		30,376,793
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	8,461	515,952
AMMO, Inc. (a)(b)	24,261	61,623
Brunswick Corp.	19,367	1,561,755
Clarus Corp.	8,258	52,273
Funko, Inc. (a)(b)	10,014	60,985
Hasbro, Inc.	36,646	2,246,400
JAKKS Pacific, Inc. (a)	1,973	37,309
Johnson Outdoors, Inc. Class A (b)	1,953	80,093
Malibu Boats, Inc. Class A (a)	5,838	198,609
MasterCraft Boat Holdings, Inc. (a)(b)	4,062	82,174
Mattel, Inc. (a)	99,292	1,819,029
Peloton Interactive, Inc. Class A (a)(b)	98,269	305,617
Polaris, Inc.	14,934	1,271,779
Smith & Wesson Brands, Inc.	12,690	215,349
Sturm, Ruger & Co., Inc.	4,985	230,457
Topgolf Callaway Brands Corp. (a)	39,973	640,367
Vista Outdoor, Inc. (a)	16,371	574,458
YETI Holdings, Inc. (a)(b)	24,446	873,211
		10,827,440
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	8,197	74,347
Abercrombie & Fitch Co. Class A (a)	14,189	1,724,247
Academy Sports & Outdoors, Inc.	20,871	1,216,779
Advance Auto Parts, Inc.	16,631	1,213,730
America's Car Mart, Inc. (a)	1,573	90,039
American Eagle Outfitters, Inc.	52,262	1,267,876
Arhaus, Inc. (b)	11,343	143,602
Arko Corp.	19,441	83,596
Asbury Automotive Group, Inc. (a)	5,787	1,216,659
AutoNation, Inc. (a)	7,293	1,175,267
Bath & Body Works, Inc.	63,534	2,885,714
Beyond, Inc. (a)	12,802	257,704
Boot Barn Holdings, Inc. (a)	8,534	908,615
Build-A-Bear Workshop, Inc.	3,628	109,420
Caleres, Inc.	9,441	347,712
Camping World Holdings, Inc.	11,833	239,855
CarParts.com, Inc. (a)	14,020	17,245
Carvana Co. Class A (a)(b)	28,873	2,394,149
Chewy, Inc. (a)(b)	33,854	507,471
Citi Trends, Inc. (a)(b)	2,295	49,205
Designer Brands, Inc. Class A (b)	11,955	111,062
Destination XL Group, Inc. (a)	15,458	49,620
Dick's Sporting Goods, Inc.	16,347	3,284,766
EVgo, Inc. Class A (a)(b)	25,945	46,960
Five Below, Inc. (a)	15,528	2,272,368
Floor & Decor Holdings, Inc. Class A (a)(b)	29,982	3,307,914
Foot Locker, Inc.	23,061	480,822
GameStop Corp. Class A (a)(b)	75,596	838,360
Gap, Inc.	60,528	1,242,035
Genesco, Inc. (a)	2,891	73,171
Group 1 Automotive, Inc.	3,730	1,096,695
GrowGeneration Corp. (a)(b)	16,164	48,330
Guess?, Inc. (b)	7,662	205,188
Haverty Furniture Companies, Inc.	3,628	111,742
Hibbett, Inc.	3,369	290,543
J. Jill, Inc. (a)	1,391	34,664
Leslie's, Inc. (a)(b)	52,601	206,722
Lithia Motors, Inc. Class A (sub. vtg.)	7,741	1,969,156
MarineMax, Inc. (a)	5,550	136,919
Monro, Inc. (b)	8,522	232,225
Murphy U.S.A., Inc.	5,325	2,203,592
National Vision Holdings, Inc. (a)	22,220	387,072
OneWater Marine, Inc. Class A (a)(b)	2,864	59,313
Penske Automotive Group, Inc.	5,460	834,889
Petco Health & Wellness Co., Inc. (a)(b)	21,921	32,882
PetMed Express, Inc. (b)	5,850	23,108
Revolve Group, Inc. (a)(b)	11,287	224,724
RH (a)	4,307	1,064,044
RumbleON, Inc. Class B (a)	4,990	25,748
Sally Beauty Holdings, Inc. (a)	29,609	321,258
Shoe Carnival, Inc.	4,942	165,260
Signet Jewelers Ltd.	12,475	1,222,924
Sleep Number Corp. (a)(b)	5,662	75,361
Sonic Automotive, Inc. Class A (sub. vtg.)	4,239	245,184
Sportsman's Warehouse Holdings, Inc. (a)	9,678	30,970
Stitch Fix, Inc. (a)	25,794	54,683
The Aaron's Co., Inc.	8,360	57,768
The Buckle, Inc.	8,301	310,374
The Children's Place, Inc. (a)(b)	3,469	24,144
The ODP Corp. (a)	9,354	476,212
The RealReal, Inc. (a)(b)	24,065	91,928
thredUP, Inc. (a)(b)	21,321	34,114
Upbound Group, Inc.	12,560	389,486
Urban Outfitters, Inc. (a)	15,939	620,983
Valvoline, Inc. (a)(b)	36,439	1,549,386
Victoria's Secret & Co. (a)	21,808	384,257
Warby Parker, Inc. (a)	21,369	250,872
Wayfair LLC Class A (a)(b)	25,957	1,301,744
Winmark Corp.	798	286,737
Zumiez, Inc. (a)	4,248	73,066
		44,784,577
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	32,733	1,161,367
Carter's, Inc. (b)	10,350	708,044
Columbia Sportswear Co.	9,665	769,624
Crocs, Inc. (a)	17,038	2,119,016
Figs, Inc. Class A (a)(b)	34,366	175,610
G-III Apparel Group Ltd. (a)	11,463	322,683
Hanesbrands, Inc. (a)	98,536	449,324
Kontoor Brands, Inc.	14,067	872,998
Levi Strauss & Co. Class A	28,836	611,900
Movado Group, Inc.	4,286	109,164
Oxford Industries, Inc.	4,090	440,820
PVH Corp.	16,776	1,825,229
Ralph Lauren Corp.	10,953	1,792,349
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	37,560	2,480,838
Steven Madden Ltd.	19,731	797,330
Tapestry, Inc.	64,508	2,575,159
Under Armour, Inc.:
Class A (sub. vtg.) (a)	50,981	343,102
Class C (non-vtg.) (a)	55,996	365,094
Vera Bradley, Inc. (a)	6,456	42,545
VF Corp.	92,966	1,158,356
Wolverine World Wide, Inc.	22,283	239,319
		19,359,871
TOTAL CONSUMER DISCRETIONARY		198,422,917
CONSUMER STAPLES - 4.1%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	2,648	737,230
Brown-Forman Corp. Class B (non-vtg.)	50,834	2,432,407
Celsius Holdings, Inc. (a)	41,716	2,973,099
Coca-Cola Consolidated, Inc.	1,319	1,089,494
Duckhorn Portfolio, Inc. (a)	11,660	98,760
MGP Ingredients, Inc. (b)	4,427	347,254
Molson Coors Beverage Co. Class B	51,943	2,974,256
National Beverage Corp. (a)(b)	6,554	291,653
The Vita Coco Co., Inc. (a)	8,622	208,997
		11,153,150
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	112,999	2,305,180
Andersons, Inc.	8,901	489,021
BJ's Wholesale Club Holdings, Inc. (a)	37,511	2,801,321
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
Casey's General Stores, Inc.	10,416	3,328,745
Chefs' Warehouse Holdings (a)	10,001	330,833
Grocery Outlet Holding Corp. (a)	27,910	724,823
Ingles Markets, Inc. Class A	4,070	292,023
Performance Food Group Co. (a)	43,654	2,963,234
PriceSmart, Inc.	7,047	567,918
SpartanNash Co.	9,513	181,603
Sprouts Farmers Market LLC (a)	28,561	1,885,883
U.S. Foods Holding Corp. (a)	63,480	3,189,870
United Natural Foods, Inc. (a)	17,113	152,819
Weis Markets, Inc.	4,645	293,239
		19,506,512
Food Products - 1.3%
B&G Foods, Inc. Class A	22,037	244,611
Beyond Meat, Inc. (a)(b)	17,749	120,338
BRC, Inc. Class A (a)(b)	11,260	43,914
Cal-Maine Foods, Inc.	11,464	634,303
Calavo Growers, Inc.	4,938	133,079
Campbell Soup Co.	55,289	2,527,260
Darling Ingredients, Inc. (a)	44,886	1,901,820
Flowers Foods, Inc.	53,921	1,344,790
Fresh Del Monte Produce, Inc.	9,578	244,909
Freshpet, Inc. (a)	13,571	1,439,476
Hormel Foods Corp.	81,480	2,897,429
Ingredion, Inc.	18,308	2,097,914
J&J Snack Foods Corp.	4,358	598,310
John B. Sanfilippo & Son, Inc.	2,533	252,540
Lancaster Colony Corp.	5,726	1,092,578
Mission Produce, Inc. (a)(b)	11,561	131,217
Pilgrim's Pride Corp. (a)	11,329	408,071
Post Holdings, Inc. (a)	14,144	1,501,386
Seaboard Corp.	69	228,398
Seneca Foods Corp. Class A (a)	1,342	77,957
The Hain Celestial Group, Inc. (a)	24,549	150,731
The Simply Good Foods Co. (a)	25,567	931,917
Tootsie Roll Industries, Inc.	4,876	144,866
TreeHouse Foods, Inc. (a)	14,150	531,333
Utz Brands, Inc. Class A (b)	19,173	345,689
Vital Farms, Inc. (a)	7,610	203,644
Westrock Coffee Holdings (a)(b)	7,714	78,220
Whole Earth Brands, Inc. Class A (a)(b)	9,100	43,862
WK Kellogg Co.	18,551	432,980
		20,783,542
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,678	109,664
Central Garden & Pet Co. Class A (non-vtg.)	15,186	538,040
Energizer Holdings, Inc.	18,713	537,437
Reynolds Consumer Products, Inc.	15,168	434,260
Spectrum Brands Holdings, Inc.	8,505	696,304
WD-40 Co.	3,816	862,912
		3,178,617
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	36,804	2,030,477
Coty, Inc. Class A (a)	105,737	1,209,631
Edgewell Personal Care Co.	13,980	525,928
elf Beauty, Inc. (a)	15,618	2,538,394
Herbalife Ltd. (a)	27,781	240,306
Inter Parfums, Inc.	5,040	586,555
MediFast, Inc. (b)	2,925	80,525
Nu Skin Enterprises, Inc. Class A	13,855	162,935
Olaplex Holdings, Inc. (a)	31,684	44,041
The Beauty Health Co. (a)	22,147	71,535
The Honest Co., Inc. (a)	18,144	54,613
USANA Health Sciences, Inc. (a)	3,007	124,851
		7,669,791
Tobacco - 0.1%
Turning Point Brands, Inc.	4,920	141,893
Universal Corp.	6,951	357,490
Vector Group Ltd.	37,138	384,378
		883,761
TOTAL CONSUMER STAPLES		63,175,373
ENERGY - 5.3%
Energy Equipment & Services - 1.5%
Archrock, Inc.	38,632	741,348
Atlas Energy Solutions, Inc. (b)	14,964	332,350
Bristow Group, Inc. (a)	6,636	174,593
Cactus, Inc.	18,396	913,177
Championx Corp.	53,628	1,800,292
Core Laboratories, Inc.	13,257	209,461
Diamond Offshore Drilling, Inc. (a)	28,834	352,928
DMC Global, Inc. (a)	5,457	86,493
Dril-Quip, Inc. (a)	9,561	173,819
Expro Group Holdings NV (a)	24,317	456,187
Helix Energy Solutions Group, Inc. (a)	40,044	430,073
Helmerich & Payne, Inc.	27,810	1,093,767
KLX Energy Services Holdings, Inc. (a)(b)	3,990	26,454
Kodiak Gas Services, Inc.	6,281	170,718
Liberty Oilfield Services, Inc. Class A	42,722	939,884
Nabors Industries Ltd. (a)(b)	2,538	182,812
Newpark Resources, Inc. (a)	20,342	141,173
Noble Corp. PLC	31,288	1,388,561
NOV, Inc.	110,810	2,048,877
Oceaneering International, Inc. (a)	28,374	650,048
Oil States International, Inc. (a)	17,300	69,027
Patterson-UTI Energy, Inc.	90,450	978,669
ProPetro Holding Corp. (a)	23,699	206,655
Ranger Energy Services, Inc. Class A	4,056	39,911
RPC, Inc.	23,549	157,543
SEACOR Marine Holdings, Inc. (a)	7,015	85,723
Select Water Solutions, Inc. Class A	22,324	206,274
Solaris Oilfield Infrastructure, Inc. Class A	7,768	68,436
TechnipFMC PLC	122,196	3,130,662
TETRA Technologies, Inc. (a)	32,229	138,262
Tidewater, Inc. (a)	13,685	1,256,967
Transocean Ltd. (United States) (a)(b)	200,059	1,044,308
U.S. Silica Holdings, Inc. (a)	21,436	330,757
Valaris Ltd. (a)	17,635	1,147,333
Weatherford International PLC (a)	20,345	2,515,049
		23,688,591
Oil, Gas & Consumable Fuels - 3.8%
Aemetis, Inc. (a)(b)	10,087	39,339
Amplify Energy Corp. (a)	9,847	69,520
Antero Midstream GP LP	95,553	1,322,454
Antero Resources Corp. (a)	79,466	2,702,639
APA Corp.	101,608	3,194,556
Ardmore Shipping Corp.	11,524	193,027
Berry Corp.	18,955	160,928
California Resources Corp.	18,152	959,515
Centrus Energy Corp. Class A (a)	3,718	159,614
Chesapeake Energy Corp.	31,255	2,809,199
Chord Energy Corp.	11,614	2,055,446
Civitas Resources, Inc.	24,151	1,737,906
Clean Energy Fuels Corp. (a)(b)	47,811	110,922
CNX Resources Corp. (a)	42,667	1,003,528
Comstock Resources, Inc. (b)	25,664	258,180
CONSOL Energy, Inc.	7,497	620,452
Crescent Energy, Inc. Class A	23,404	249,019
CVR Energy, Inc.	8,125	246,838
Delek U.S. Holdings, Inc.	16,750	457,778
Dorian LPG Ltd.	9,609	397,044
DT Midstream, Inc.	27,215	1,692,773
EQT Corp.	115,496	4,630,235
Equitrans Midstream Corp.	121,839	1,648,482
Evolution Petroleum Corp.	9,327	50,366
Excelerate Energy, Inc.	4,771	80,439
FutureFuel Corp.	7,302	39,577
Gevo, Inc. (a)(b)	63,829	42,051
Granite Ridge Resources, Inc.	7,143	46,572
Green Plains, Inc. (a)	18,101	374,148
Gulfport Energy Corp. (a)	2,714	430,739
Hallador Energy Co. (a)	6,635	33,905
HF Sinclair Corp.	43,882	2,380,599
International Seaways, Inc.	10,601	586,129
Kinetik Holdings, Inc.	9,805	375,924
Kosmos Energy Ltd. (a)	129,585	734,747
Magnolia Oil & Gas Corp. Class A (b)	52,145	1,307,275
Matador Resources Co.	31,183	1,942,701
Murphy Oil Corp.	40,809	1,821,714
New Fortress Energy, Inc. (b)	18,468	483,862
Nextdecade Corp. (a)(b)	22,355	143,519
Northern Oil & Gas, Inc.	25,697	1,048,181
Overseas Shipholding Group, Inc.	14,885	90,501
Par Pacific Holdings, Inc. (a)	15,694	483,375
PBF Energy, Inc. Class A	30,602	1,630,169
Peabody Energy Corp.	30,992	679,964
Permian Resource Corp. Class A	129,524	2,169,527
Range Resources Corp.	67,873	2,437,319
Rex American Resources Corp. (a)	4,221	233,548
Riley Exploration Permian, Inc.	1,138	29,508
Ring Energy, Inc. (a)(b)	11,484	21,820
SandRidge Energy, Inc.	8,976	122,971
Scorpio Tankers, Inc.	12,125	853,115
SilverBow Resources, Inc. (a)	4,140	127,181
Sitio Royalties Corp. (b)	23,077	536,309
SM Energy Co.	32,575	1,579,562
Southwestern Energy Co. (a)	309,772	2,320,192
Talos Energy, Inc. (a)	37,988	500,682
Teekay Corp. (a)	17,696	129,535
Teekay Tankers Ltd.	6,883	401,072
Tellurian, Inc. (a)(b)	200,200	86,106
Texas Pacific Land Corp.	5,246	3,023,270
Uranium Energy Corp. (a)(b)	110,700	747,225
VAALCO Energy, Inc.	28,977	185,453
Vertex Energy, Inc. (a)(b)	22,040	28,652
Vital Energy, Inc. (a)(b)	7,030	372,731
Vitesse Energy, Inc. (b)	6,156	136,602
W&T Offshore, Inc. (b)	25,534	57,452
World Kinect Corp.	17,084	401,474
		58,027,157
TOTAL ENERGY		81,715,748
FINANCIALS - 16.1%
Banks - 5.4%
1st Source Corp.	4,782	237,187
Amalgamated Financial Corp.	4,914	120,590
Amerant Bancorp, Inc. Class A	7,455	161,475
Ameris Bancorp	18,221	865,133
Arrow Financial Corp.	4,850	108,010
Associated Banc-Corp.	41,866	882,117
Atlantic Union Bankshares Corp.	25,181	800,000
Axos Financial, Inc. (a)	14,299	723,672
Banc of California, Inc.	39,030	534,321
BancFirst Corp.	4,098	365,419
Bancorp, Inc., Delaware (a)	15,122	452,753
Bank First National Corp.	2,367	182,709
Bank of Hawaii Corp. (b)	11,204	635,155
Bank OZK (b)	29,615	1,322,310
BankUnited, Inc.	20,962	560,314
Banner Corp.	9,674	422,077
Berkshire Hills Bancorp, Inc.	12,204	260,189
BOK Financial Corp.	7,662	679,849
Brookline Bancorp, Inc., Delaware	24,471	203,109
Byline Bancorp, Inc.	8,141	176,415
Cadence Bank	51,413	1,422,598
Cambridge Bancorp	2,169	133,112
Camden National Corp.	3,990	124,568
Capitol Federal Financial, Inc.	34,595	165,018
Cathay General Bancorp	20,475	705,159
Central Pacific Financial Corp.	7,472	148,992
City Holding Co.	4,170	421,253
Coastal Financial Corp. of Washington (a)	3,045	117,781
Columbia Banking Systems, Inc.	58,732	1,104,749
Columbia Financial, Inc. (a)(b)	7,630	126,658
Comerica, Inc.	37,111	1,861,859
Commerce Bancshares, Inc.	33,287	1,820,133
Community Bank System, Inc.	15,015	648,948
Community Trust Bancorp, Inc.	4,242	178,206
ConnectOne Bancorp, Inc.	10,381	185,924
CrossFirst Bankshares, Inc. (a)	11,822	142,810
Cullen/Frost Bankers, Inc.	18,049	1,883,233
Customers Bancorp, Inc. (a)	7,990	364,903
CVB Financial Corp.	37,289	609,302
Dime Community Bancshares, Inc.	9,618	175,048
Eagle Bancorp, Inc.	8,179	151,230
East West Bancorp, Inc.	39,647	2,953,305
Eastern Bankshares, Inc.	44,207	555,240
Enterprise Financial Services Corp.	10,544	400,777
Equity Bancshares, Inc.	3,773	125,679
Esquire Financial Holdings, Inc.	1,793	84,379
FB Financial Corp.	9,914	363,348
First Bancorp, North Carolina	11,713	356,192
First Bancorp, Puerto Rico	47,387	817,426
First Bancshares, Inc.	7,585	181,585
First Busey Corp.	14,842	331,570
First Commonwealth Financial Corp.	28,828	380,241
First Financial Bancorp, Ohio	26,751	591,465
First Financial Bankshares, Inc. (b)	36,158	1,068,830
First Financial Corp., Indiana	2,916	106,172
First Foundation, Inc.	13,935	76,364
First Hawaiian, Inc.	35,920	757,553
First Horizon National Corp.	157,166	2,344,917
First Interstate Bancsystem, Inc.	23,159	618,345
First Merchants Corp.	16,817	562,024
First Mid-Illinois Bancshares, Inc.	6,220	192,571
First of Long Island Corp.	5,690	53,884
Flushing Financial Corp.	7,973	87,862
FNB Corp., Pennsylvania	100,785	1,344,472
Fulton Financial Corp.	46,088	762,756
German American Bancorp, Inc.	8,464	268,563
Glacier Bancorp, Inc.	31,215	1,129,359
Great Southern Bancorp, Inc.	2,545	130,813
Hancock Whitney Corp.	24,253	1,100,844
Hanmi Financial Corp.	8,395	128,444
HarborOne Bancorp, Inc.	10,867	110,083
Heartland Financial U.S.A., Inc.	10,968	461,862
Heritage Commerce Corp.	16,844	133,741
Heritage Financial Corp., Washington	9,572	169,807
Hilltop Holdings, Inc.	12,832	375,464
Hingham Institution for Savings	483	81,579
Home Bancshares, Inc.	52,693	1,247,770
HomeStreet, Inc.	4,828	59,143
Hope Bancorp, Inc.	33,917	339,848
Horizon Bancorp, Inc. Indiana	10,811	124,110
Independent Bank Corp.	6,079	150,820
Independent Bank Corp.	12,028	604,287
Independent Bank Group, Inc.	10,027	373,405
International Bancshares Corp.	15,020	835,863
Kearny Financial Corp.	17,484	94,414
Lakeland Bancorp, Inc.	17,890	218,079
Lakeland Financial Corp.	7,170	421,381
Live Oak Bancshares, Inc.	9,303	300,673
Mercantile Bank Corp.	4,172	150,526
Metropolitan Bank Holding Corp. (a)	3,010	119,497
Midland States Bancorp, Inc.	5,966	130,655
National Bank Holdings Corp.	10,668	349,164
NBT Bancorp, Inc.	13,262	464,303
New York Community Bancorp, Inc.	203,207	538,499
Nicolet Bankshares, Inc.	3,672	281,018
Northfield Bancorp, Inc.	10,838	90,389
Northwest Bancshares, Inc.	35,787	379,342
OceanFirst Financial Corp.	16,926	249,828
OFG Bancorp	13,301	480,299
Old National Bancorp, Indiana	88,246	1,459,589
Old Second Bancorp, Inc.	11,070	151,659
Origin Bancorp, Inc.	8,349	247,965
Pacific Premier Bancorp, Inc.	27,016	580,844
Park National Corp. (b)	4,040	532,108
Pathward Financial, Inc.	7,079	356,569
Peapack-Gladstone Financial Corp.	4,281	95,809
Peoples Bancorp, Inc.	9,446	274,312
Pinnacle Financial Partners, Inc.	21,406	1,641,840
Popular, Inc.	20,291	1,724,532
Preferred Bank, Los Angeles (b)	3,609	273,165
Premier Financial Corp.	10,265	198,936
Prosperity Bancshares, Inc.	26,338	1,632,166
Provident Financial Services, Inc.	21,219	311,495
QCR Holdings, Inc.	4,801	263,863
Renasant Corp.	15,812	459,497
S&T Bancorp, Inc.	10,758	324,354
Sandy Spring Bancorp, Inc.	12,719	260,104
Seacoast Banking Corp., Florida	23,868	550,635
ServisFirst Bancshares, Inc.	13,801	813,707
Simmons First National Corp. Class A	35,242	602,286
Southside Bancshares, Inc.	8,144	217,119
Southstate Corp.	21,395	1,619,602
Stellar Bancorp, Inc.	13,278	294,772
Stock Yards Bancorp, Inc. (b)	7,642	340,451
Synovus Financial Corp.	41,149	1,472,723
Texas Capital Bancshares, Inc. (a)	13,359	766,807
TFS Financial Corp.	14,408	173,040
Tompkins Financial Corp.	3,634	159,823
TowneBank	19,399	501,852
Trico Bancshares	9,459	328,889
Triumph Bancorp, Inc. (a)	6,084	428,070
Trustco Bank Corp., New York	5,468	145,558
Trustmark Corp.	17,186	508,706
UMB Financial Corp.	12,298	979,659
United Bankshares, Inc., West Virginia	37,855	1,228,773
United Community Bank, Inc.	33,507	845,382
Univest Corp. of Pennsylvania	8,063	168,275
Valley National Bancorp	120,090	841,831
Veritex Holdings, Inc.	15,464	301,239
WaFd, Inc.	19,132	518,286
Washington Trust Bancorp, Inc.	5,003	127,376
Webster Financial Corp.	48,414	2,121,986
WesBanco, Inc.	16,796	453,492
Westamerica Bancorp.	7,530	350,522
Western Alliance Bancorp.	30,561	1,736,782
Wintrust Financial Corp.	17,226	1,664,721
WSFS Financial Corp.	17,061	729,017
Zions Bancorporation NA	41,692	1,700,200
		82,875,505
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	9,498	1,482,638
Artisan Partners Asset Management, Inc.	19,340	791,586
Assetmark Financial Holdings, Inc. (a)	6,207	209,859
B. Riley Financial, Inc. (b)	4,437	152,633
BGC Group, Inc. Class A	108,850	852,296
Blue Owl Capital, Inc. Class A	113,904	2,151,647
Bridge Investment Group Holdings, Inc.	8,465	55,700
BrightSphere Investment Group, Inc.	8,854	196,913
Carlyle Group LP	60,887	2,727,738
Cohen & Steers, Inc.	7,214	496,179
Diamond Hill Investment Group, Inc.	797	118,928
Donnelley Financial Solutions, Inc. (a)	6,980	438,204
Evercore, Inc. Class A	9,760	1,771,440
Federated Hermes, Inc.	22,954	754,039
Forge Global Holdings, Inc. Class A (a)	32,265	59,045
Franklin Resources, Inc.	84,399	1,927,673
GCM Grosvenor, Inc. Class A	11,718	110,618
Hamilton Lane, Inc. Class A	10,325	1,153,509
Houlihan Lokey	14,658	1,868,748
Interactive Brokers Group, Inc.	30,050	3,459,356
Invesco Ltd.	126,385	1,790,875
Janus Henderson Group PLC	37,216	1,161,884
Jefferies Financial Group, Inc.	47,610	2,050,087
Lazard, Inc. Class A	31,717	1,221,105
MarketAxess Holdings, Inc.	10,664	2,133,760
Moelis & Co. Class A	18,780	921,722
Morningstar, Inc.	7,308	2,065,606
Open Lending Corp. (a)	27,111	138,266
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,847	73,972
P10, Inc.	12,554	89,133
Perella Weinberg Partners Class A	12,409	185,142
Piper Jaffray Companies	4,285	838,960
PJT Partners, Inc.	6,281	593,492
Robinhood Markets, Inc. (a)	145,330	2,396,492
SEI Investments Co.	27,756	1,830,508
StepStone Group, Inc. Class A	14,646	528,281
Stifel Financial Corp.	28,673	2,291,546
StoneX Group, Inc. (a)	7,636	554,374
TPG, Inc.	21,531	927,986
Tradeweb Markets, Inc. Class A	32,480	3,303,541
Victory Capital Holdings, Inc.	10,065	511,906
Virtu Financial, Inc. Class A	25,418	551,571
Virtus Investment Partners, Inc.	1,905	417,805
WisdomTree Investments, Inc.	30,921	275,197
		47,631,960
Consumer Finance - 0.9%
Ally Financial, Inc.	76,376	2,929,020
Bread Financial Holdings, Inc.	13,907	513,307
Credit Acceptance Corp. (a)	1,758	903,120
Encore Capital Group, Inc. (a)(b)	6,657	273,536
Enova International, Inc. (a)	8,168	494,409
EZCORP, Inc. (non-vtg.) Class A (a)(b)	14,599	160,297
FirstCash Holdings, Inc.	10,388	1,173,636
Green Dot Corp. Class A (a)	12,620	110,425
LendingClub Corp. (a)	31,395	236,090
LendingTree, Inc. (a)	2,977	143,700
MoneyLion, Inc. (a)	1,511	100,194
Navient Corp.	22,804	342,516
Nelnet, Inc. Class A	4,978	468,828
NerdWallet, Inc. (a)	10,840	136,259
OneMain Holdings, Inc.	33,693	1,755,742
PRA Group, Inc. (a)	11,003	261,761
PROG Holdings, Inc.	12,521	416,198
SLM Corp.	61,849	1,310,580
SoFi Technologies, Inc. (a)(b)	274,563	1,861,537
Upstart Holdings, Inc. (a)(b)	20,594	455,745
World Acceptance Corp. (a)	938	129,041
		14,175,941
Financial Services - 2.2%
A-Mark Precious Metals, Inc. (b)	4,780	191,535
Affirm Holdings, Inc. (a)	66,457	2,118,649
AvidXchange Holdings, Inc. (a)	48,082	560,636
Cannae Holdings, Inc. (a)	15,983	310,869
Cantaloupe, Inc. (a)	15,278	88,460
Cass Information Systems, Inc.	3,536	152,720
Corebridge Financial, Inc.	67,300	1,787,488
Enact Holdings, Inc.	8,417	250,237
Equitable Holdings, Inc.	88,049	3,249,889
Essent Group Ltd.	29,989	1,588,517
Euronet Worldwide, Inc. (a)	12,325	1,265,531
EVERTEC, Inc.	18,044	677,191
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,623	488,219
Flywire Corp. (a)	29,965	614,283
i3 Verticals, Inc. Class A (a)	6,581	149,455
International Money Express, Inc. (a)	9,775	197,748
Jackson Financial, Inc.	19,916	1,360,661
Marqeta, Inc. Class A (a)	119,808	664,934
Merchants Bancorp	7,417	299,128
MGIC Investment Corp.	76,331	1,547,993
Mr. Cooper Group, Inc. (a)	18,120	1,398,864
NCR Atleos Corp.	18,827	375,222
Newtekone, Inc. (b)	6,685	72,131
NMI Holdings, Inc. (a)	22,853	705,244
Paymentus Holdings, Inc. (a)	4,960	101,234
Payoneer Global, Inc. (a)	73,759	364,369
PennyMac Financial Services, Inc.	8,151	698,052
Radian Group, Inc.	43,091	1,287,128
Remitly Global, Inc. (a)	38,035	678,164
Repay Holdings Corp. (a)	20,868	212,228
Rocket Companies, Inc. (a)(b)	35,746	438,961
Sezzle, Inc. (b)	821	41,567
Shift4 Payments, Inc. (a)(b)	16,018	926,801
The Western Union Co.	98,594	1,325,103
Toast, Inc. (a)	105,297	2,488,168
UWM Holdings Corp. Class A (b)	26,033	164,008
Voya Financial, Inc.	28,965	1,974,254
Walker & Dunlop, Inc.	9,422	863,338
WEX, Inc. (a)	11,990	2,533,007
		34,211,986
Insurance - 3.5%
AMBAC Financial Group, Inc. (a)	12,953	187,171
American Coastal Insurance Cor (a)	5,711	59,794
American Equity Investment Life Holding Co.	17,379	975,136
American Financial Group, Inc.	18,316	2,339,869
Amerisafe, Inc.	5,316	242,410
Assurant, Inc.	14,571	2,541,182
Assured Guaranty Ltd.	15,288	1,172,590
Axis Capital Holdings Ltd.	21,806	1,337,362
Brighthouse Financial, Inc. (a)	18,052	871,009
CNO Financial Group, Inc.	30,715	808,726
eHealth, Inc. (a)	7,751	33,174
Employers Holdings, Inc.	7,262	309,289
Enstar Group Ltd. (a)	3,738	1,085,403
Erie Indemnity Co. Class A	7,005	2,680,533
First American Financial Corp.	29,017	1,554,441
Genworth Financial, Inc. Class A (a)	126,846	752,197
Globe Life, Inc.	24,096	1,835,392
Goosehead Insurance (a)(b)	6,896	392,451
Hanover Insurance Group, Inc.	10,053	1,305,080
HCI Group, Inc.	1,926	219,911
Hippo Holdings, Inc. (a)(b)	4,349	93,025
Horace Mann Educators Corp.	11,470	422,784
James River Group Holdings Ltd.	10,409	92,536
Kemper Corp.	17,008	991,736
Kinsale Capital Group, Inc.	6,193	2,249,607
Lemonade, Inc. (a)(b)	17,607	303,369
Lincoln National Corp.	47,738	1,301,815
Loews Corp.	50,920	3,826,638
MBIA, Inc. (b)	12,043	75,750
Mercury General Corp.	7,480	390,905
National Western Life Group, Inc.	620	303,068
Old Republic International Corp.	73,076	2,182,049
Oscar Health, Inc. (a)	40,859	709,721
Palomar Holdings, Inc. (a)	6,966	548,015
Primerica, Inc.	9,855	2,087,880
ProAssurance Corp.	14,302	191,075
Reinsurance Group of America, Inc.	18,486	3,456,697
RenaissanceRe Holdings Ltd.	14,798	3,244,462
RLI Corp.	11,285	1,595,135
Root, Inc. (a)(b)	2,247	156,504
Ryan Specialty Group Holdings, Inc.	28,596	1,410,927
Safety Insurance Group, Inc.	4,162	331,170
Selective Insurance Group, Inc.	17,049	1,733,031
Siriuspoint Ltd. (a)	25,676	302,463
Skyward Specialty Insurance Group, Inc. (a)	9,124	318,610
Stewart Information Services Corp.	7,718	478,593
The Baldwin Insurance Group, Inc. (a)	18,107	482,370
Tiptree, Inc.	6,060	96,536
Trupanion, Inc. (a)(b)	9,836	221,310
United Fire Group, Inc.	5,906	130,464
Universal Insurance Holdings, Inc.	7,208	140,700
Unum Group	51,106	2,591,074
White Mountains Insurance Group Ltd.	709	1,260,701
		54,423,840
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	195,531	1,789,109
Annaly Capital Management, Inc.	140,799	2,638,573
Apollo Commercial Real Estate Finance, Inc.	37,339	359,575
Arbor Realty Trust, Inc. (b)	53,230	682,941
Ares Commercial Real Estate Corp.	14,873	100,988
Armour Residential REIT, Inc. (b)	14,126	256,669
Blackstone Mortgage Trust, Inc. (b)	48,684	858,786
BrightSpire Capital, Inc.	37,462	235,636
Chimera Investment Corp.	64,532	265,872
Claros Mortgage Trust, Inc.	34,301	298,419
Dynex Capital, Inc.	16,563	193,290
Ellington Financial LLC	22,894	261,907
Ellington Residential Mortgage REIT	5,366	35,469
Franklin BSP Realty Trust, Inc.	23,713	296,175
Granite Point Mortgage Trust, Inc.	14,561	62,467
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	31,397	785,239
Invesco Mortgage Capital, Inc.	13,459	115,074
KKR Real Estate Finance Trust, Inc.	16,454	154,832
Ladder Capital Corp. Class A	32,716	351,043
MFA Financial, Inc.	29,337	310,679
New York Mortgage Trust, Inc.	26,243	179,765
Orchid Island Capital, Inc. (b)	14,425	120,160
PennyMac Mortgage Investment Trust	24,710	342,234
Ready Capital Corp.	44,546	379,532
Redwood Trust, Inc.	37,722	208,603
Rithm Capital Corp.	136,650	1,519,548
Starwood Property Trust, Inc. (b)	84,170	1,596,705
TPG RE Finance Trust, Inc.	16,831	123,371
Two Harbors Investment Corp.	29,247	369,390
		14,892,051
TOTAL FINANCIALS		248,211,283
HEALTH CARE - 12.5%
Biotechnology - 5.2%
2seventy bio, Inc. (a)(b)	13,418	61,186
4D Molecular Therapeutics, Inc. (a)	10,432	249,638
89Bio, Inc. (a)(b)	22,087	187,960
Absci Corp. (a)	17,917	84,927
ACADIA Pharmaceuticals, Inc. (a)	33,744	563,862
Acelyrin, Inc.	8,369	34,982
Actinium Pharmaceuticals, Inc. (a)(b)	7,812	60,152
Acumen Pharmaceuticals, Inc. (a)(b)	7,593	24,449
Adicet Bio, Inc. (a)	16,066	23,938
ADMA Biologics, Inc. (a)	59,754	389,596
Adverum Biotechnologies, Inc. (a)	5,093	49,504
Aerovate Therapeutics, Inc. (a)	3,741	74,857
Agenus, Inc. (b)	4,589	55,619
Agios Pharmaceuticals, Inc. (a)	15,763	512,298
Akebia Therapeutics, Inc. (a)	48,101	60,607
Akero Therapeutics, Inc. (a)	18,799	373,912
Aldeyra Therapeutics, Inc. (a)	12,349	48,655
Alector, Inc. (a)	19,912	101,153
Alkermes PLC (a)	46,971	1,152,668
Allakos, Inc. (a)	17,669	18,552
Allogene Therapeutics, Inc. (a)(b)	31,525	87,009
Alpine Immune Sciences, Inc. (a)	12,541	810,023
Altimmune, Inc. (a)(b)	14,578	95,486
ALX Oncology Holdings, Inc. (a)	7,402	125,982
Amicus Therapeutics, Inc. (a)	73,470	733,965
AnaptysBio, Inc. (a)	5,222	127,103
Anavex Life Sciences Corp. (a)(b)	22,641	82,640
Anika Therapeutics, Inc. (a)	4,266	110,447
Annexon, Inc. (a)	17,268	78,569
Apellis Pharmaceuticals, Inc. (a)	28,665	1,266,706
Apogee Therapeutics, Inc.	7,307	367,542
Arbutus Biopharma Corp. (a)	35,188	96,063
Arcellx, Inc. (a)	9,652	482,793
Arcturus Therapeutics Holdings, Inc. (a)	6,956	177,865
Arcus Biosciences, Inc. (a)	15,456	235,395
Arcutis Biotherapeutics, Inc. (a)(b)	28,226	234,840
Ardelyx, Inc. (a)	65,406	418,598
Arrowhead Pharmaceuticals, Inc. (a)	34,878	788,940
Ars Pharmaceuticals, Inc. (a)(b)	14,067	122,383
Astria Therapeutics, Inc. (a)	11,738	107,755
Atara Biotherapeutics, Inc. (a)	26,508	18,291
Aura Biosciences, Inc. (a)	10,279	76,065
Avid Bioservices, Inc. (a)(b)	17,217	131,366
Avidity Biosciences, Inc. (a)	18,779	453,137
Avita Medical, Inc. (a)	7,239	60,808
Beam Therapeutics, Inc. (a)	19,192	407,254
BioCryst Pharmaceuticals, Inc. (a)(b)	57,747	238,495
Biohaven Ltd. (a)	18,750	727,500
Biomea Fusion, Inc. (a)(b)	6,657	71,496
bluebird bio, Inc. (a)(b)	54,653	48,483
Blueprint Medicines Corp. (a)	17,100	1,561,914
BridgeBio Pharma, Inc. (a)	36,210	927,700
C4 Therapeutics, Inc. (a)(b)	12,427	78,290
Cabaletta Bio, Inc. (a)	10,639	113,252
CareDx, Inc. (a)(b)	14,874	115,422
Cargo Therapeutics, Inc. (b)	5,591	106,788
Caribou Biosciences, Inc. (a)	22,511	81,715
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Cartesian Therapeutics, Inc. rights (a)(c)	31,759	4,129
Catalyst Pharmaceutical Partners, Inc. (a)	31,482	473,804
Cel-Sci Corp. (a)	15,377	22,450
Celcuity, Inc. (a)	3,992	62,954
Celldex Therapeutics, Inc. (a)	17,791	665,739
Cerevel Therapeutics Holdings (a)	24,888	1,062,966
Cogent Biosciences, Inc. (a)	20,390	132,535
Coherus BioSciences, Inc. (a)(b)	26,024	51,007
Crinetics Pharmaceuticals, Inc. (a)	16,367	717,202
CRISPR Therapeutics AG (a)(b)	22,347	1,184,168
Cullinan Oncology, Inc. (a)	9,327	251,922
Cytokinetics, Inc. (a)(b)	27,576	1,690,960
Day One Biopharmaceuticals, Inc. (a)	15,465	264,452
Deciphera Pharmaceuticals, Inc. (a)	16,290	411,648
Denali Therapeutics, Inc. (a)	35,035	540,940
Disc Medicine, Inc. (a)	3,565	99,250
Dynavax Technologies Corp. (a)(b)	36,532	415,369
Dyne Therapeutics, Inc. (a)	16,215	410,402
Editas Medicine, Inc. (a)	22,687	118,199
Emergent BioSolutions, Inc. (a)(b)	15,020	28,238
Enanta Pharmaceuticals, Inc. (a)	5,299	72,808
Erasca, Inc. (a)	22,616	45,458
Exelixis, Inc. (a)	85,282	2,000,716
Fate Therapeutics, Inc. (a)	22,975	90,751
FibroGen, Inc. (a)	25,243	28,272
G1 Therapeutics, Inc. (a)(b)	11,916	44,923
Genelux Corp. (a)(b)	5,630	17,509
Geron Corp. (a)(b)	134,541	528,746
Gossamer Bio, Inc. (a)	53,796	38,195
Gritstone Bio, Inc. (a)(b)	25,063	20,050
Halozyme Therapeutics, Inc. (a)	37,152	1,415,491
Heron Therapeutics, Inc. (a)(b)	42,281	98,092
HilleVax, Inc. (a)	7,211	95,185
Humacyte, Inc. Class A (a)(b)	17,633	69,121
Ideaya Biosciences, Inc. (a)	20,769	844,260
IGM Biosciences, Inc. (a)(b)	4,160	40,061
ImmunityBio, Inc. (a)(b)	43,102	344,385
Immunovant, Inc. (a)	15,879	435,720
Incyte Corp. (a)	52,319	2,723,204
Inhibrx, Inc. (a)	7,472	254,347
Inovio Pharmaceuticals, Inc. (a)(b)	6,352	72,730
Inozyme Pharma, Inc. (a)	12,684	55,936
Insmed, Inc. (a)	40,236	994,634
Intellia Therapeutics, Inc. (a)	25,229	539,901
Invivyd, Inc. (a)	15,687	34,825
Ionis Pharmaceuticals, Inc. (a)	40,328	1,663,933
Iovance Biotherapeutics, Inc. (a)	68,297	804,539
Ironwood Pharmaceuticals, Inc. Class A (a)	38,991	302,180
iTeos Therapeutics, Inc. (a)	7,424	79,734
Janux Therapeutics, Inc. (a)	6,552	373,464
Kalvista Pharmaceuticals, Inc. (a)(b)	6,860	77,861
Karyopharm Therapeutics, Inc. (a)	31,169	32,104
Keros Therapeutics, Inc. (a)	7,371	415,651
Kiniksa Pharmaceuticals Ltd. (a)	8,684	162,564
Kodiak Sciences, Inc. (a)	8,712	27,966
Krystal Biotech, Inc. (a)	6,906	1,057,447
Kura Oncology, Inc. (a)	21,474	421,320
Kymera Therapeutics, Inc. (a)	11,925	400,919
Larimar Therapeutics, Inc. (a)	15,675	108,001
Lexeo Therapeutics, Inc.	2,798	34,835
Lexicon Pharmaceuticals, Inc. (a)	34,488	53,112
Lyell Immunopharma, Inc. (a)(b)	44,418	96,387
Macrogenics, Inc. (a)	17,157	253,580
Madrigal Pharmaceuticals, Inc. (a)(b)	4,389	895,444
MannKind Corp. (a)(b)	75,591	310,679
Mersana Therapeutics, Inc. (a)	27,478	87,105
MiMedx Group, Inc. (a)	33,248	204,808
Mineralys Therapeutics, Inc. (a)	3,968	48,608
Mirum Pharmaceuticals, Inc. (a)(b)	10,573	265,488
Morphic Holding, Inc. (a)	11,516	314,041
Mural Oncology PLC	4,469	16,535
Myriad Genetics, Inc. (a)	24,946	488,193
Natera, Inc. (a)	31,771	2,950,890
Neurocrine Biosciences, Inc. (a)	27,993	3,850,157
Novavax, Inc. (a)(b)	32,432	140,431
Nurix Therapeutics, Inc. (a)	12,795	153,796
Nuvalent, Inc. Class A (a)	9,027	621,780
Ocugen, Inc. (a)(b)	72,144	95,230
Olema Pharmaceuticals, Inc. (a)(b)	14,409	146,540
Omniab, Inc. (a)(c)	1,470	6,130
Omniab, Inc. (a)(c)	1,470	5,733
Organogenesis Holdings, Inc. Class A (a)	19,329	45,423
ORIC Pharmaceuticals, Inc. (a)(b)	12,006	106,013
PDL BioPharma, Inc. (a)(c)	15,583	2,533
PDS Biotechnology Corp. (a)(b)	8,470	28,375
Poseida Therapeutics, Inc. (a)	18,427	44,593
Praxis Precision Medicines, Inc. (a)	4,484	246,037
Precigen, Inc. (a)	35,465	46,814
Prime Medicine, Inc. (a)	10,502	51,670
Protagonist Therapeutics, Inc. (a)	16,172	406,079
Prothena Corp. PLC (a)	11,166	227,116
PTC Therapeutics, Inc. (a)	21,272	683,895
Puma Biotechnology, Inc. (a)	11,035	55,947
RAPT Therapeutics, Inc. (a)	7,874	60,630
Recursion Pharmaceuticals, Inc. (a)(b)	44,791	350,266
REGENXBIO, Inc. (a)	11,581	177,768
Relay Therapeutics, Inc. (a)	26,622	173,575
Repligen Corp. (a)	14,615	2,399,783
Replimune Group, Inc. (a)	15,310	97,219
Revolution Medicines, Inc. (a)	36,398	1,356,917
Rhythm Pharmaceuticals, Inc. (a)	14,157	562,882
Rigel Pharmaceuticals, Inc. (a)	48,386	50,805
Rocket Pharmaceuticals, Inc. (a)	19,324	415,852
Roivant Sciences Ltd. (a)	94,950	1,034,955
Sage Therapeutics, Inc. (a)	14,399	200,722
Sana Biotechnology, Inc. (a)(b)	29,592	266,328
Sangamo Therapeutics, Inc. (a)	41,538	21,388
Sarepta Therapeutics, Inc. (a)	26,310	3,332,425
Savara, Inc. (a)	27,320	125,126
Scholar Rock Holding Corp. (a)	13,356	195,933
SpringWorks Therapeutics, Inc. (a)	17,990	839,953
Stoke Therapeutics, Inc. (a)	7,638	84,247
Summit Therapeutics, Inc. (a)	35,530	139,633
Sutro Biopharma, Inc. (a)	15,112	51,305
Syndax Pharmaceuticals, Inc. (a)	22,722	480,116
Tango Therapeutics, Inc. (a)	13,688	105,398
Tenaya Therapeutics, Inc. (a)	13,722	62,298
TG Therapeutics, Inc. (a)(b)	37,403	510,925
Travere Therapeutics, Inc. (a)	18,714	103,488
Twist Bioscience Corp. (a)(b)	16,313	509,455
Tyra Biosciences, Inc. (a)	5,910	101,061
Ultragenyx Pharmaceutical, Inc. (a)	23,107	982,972
uniQure B.V. (a)(b)	12,450	54,905
United Therapeutics Corp. (a)	13,219	3,097,608
Vanda Pharmaceuticals, Inc. (a)	16,054	76,417
Vaxcyte, Inc. (a)	27,446	1,661,855
Vera Therapeutics, Inc. (a)	12,264	484,551
Veracyte, Inc. (a)(b)	21,378	418,367
Vericel Corp. (a)	13,440	616,493
Verve Therapeutics, Inc. (a)(b)	16,610	99,826
Viking Therapeutics, Inc. (a)	30,088	2,394,403
Vir Biotechnology, Inc. (a)	23,879	202,016
Viridian Therapeutics, Inc. (a)	15,671	207,797
Voyager Therapeutics, Inc. (a)(b)	13,799	107,908
X4 Pharmaceuticals, Inc. (a)(b)	38,106	42,679
Xencor, Inc. (a)	16,983	355,624
Y-mAbs Therapeutics, Inc. (a)	8,071	122,760
Zentalis Pharmaceuticals, Inc. (a)	15,871	175,533
		79,234,096
Health Care Equipment & Supplies - 2.6%
Alphatec Holdings, Inc. (a)(b)	27,353	345,195
Angiodynamics, Inc. (a)	10,768	62,347
Artivion, Inc. (a)	11,103	217,841
Atricure, Inc. (a)	13,388	322,919
Atrion Corp. (b)	372	157,464
Avanos Medical, Inc. (a)	13,009	235,203
AxoGen, Inc. (a)	11,728	75,176
Axonics, Inc. (a)	14,286	951,019
Butterfly Network, Inc. Class A (a)(b)	42,779	33,201
Cerus Corp. (a)	49,954	83,423
CONMED Corp.	8,657	588,503
CVRx, Inc. (a)	3,055	47,383
Dentsply Sirona, Inc.	59,575	1,787,846
Embecta Corp.	15,778	159,831
Enovis Corp. (a)	13,961	771,066
Envista Holdings Corp. (a)	48,240	949,363
Glaukos Corp. (a)	13,729	1,317,984
Globus Medical, Inc. (a)	32,456	1,615,984
Haemonetics Corp. (a)	14,282	1,313,230
ICU Medical, Inc. (a)(b)	5,709	559,025
Inari Medical, Inc. (a)	14,431	538,854
Inogen, Inc. (a)	6,294	42,799
Inspire Medical Systems, Inc. (a)	8,324	2,011,578
Integer Holdings Corp. (a)	9,376	1,046,643
Integra LifeSciences Holdings Corp. (a)	19,144	558,430
IRadimed Corp.	2,136	86,743
iRhythm Technologies, Inc. (a)	8,625	945,128
Lantheus Holdings, Inc. (a)	19,272	1,282,359
LeMaitre Vascular, Inc.	5,593	362,426
LivaNova PLC (a)	15,157	845,003
Masimo Corp. (a)	12,484	1,677,974
Merit Medical Systems, Inc. (a)	16,238	1,203,236
Neogen Corp. (a)	55,498	684,290
Nevro Corp. (a)	10,514	111,238
Novocure Ltd. (a)	27,248	333,516
Omnicell, Inc. (a)	12,805	343,302
OraSure Technologies, Inc. (a)	20,346	107,630
Orthofix International NV (a)	10,225	132,925
OrthoPediatrics Corp. (a)	4,331	128,328
Outset Medical, Inc. (a)	13,088	33,113
Paragon 28, Inc. (a)(b)	10,240	94,413
Penumbra, Inc. (a)	10,860	2,133,664
PROCEPT BioRobotics Corp. (a)	12,372	655,469
Pulmonx Corp. (a)	10,563	80,384
QuidelOrtho Corp. (a)	13,923	564,578
RxSight, Inc. (a)	6,404	333,841
Semler Scientific, Inc. (a)	1,432	36,559
Senseonics Holdings, Inc. (a)(b)	146,460	71,326
Shockwave Medical, Inc. (a)	10,366	3,422,750
SI-BONE, Inc. (a)	10,145	144,668
Sight Sciences, Inc. (a)	8,470	47,009
Silk Road Medical, Inc. (a)	10,922	212,324
Solventum Corp.	38,888	2,528,109
Staar Surgical Co. (a)	13,739	631,444
SurModics, Inc. (a)	4,170	107,127
Tactile Systems Technology, Inc. (a)	6,416	88,348
Tandem Diabetes Care, Inc. (a)	18,353	673,372
Teleflex, Inc.	13,216	2,758,840
TransMedics Group, Inc. (a)	9,188	864,866
Treace Medical Concepts, Inc. (a)	11,868	123,071
UFP Technologies, Inc. (a)	1,981	407,967
Utah Medical Products, Inc.	1,000	66,200
Varex Imaging Corp. (a)	11,173	181,561
Zimvie, Inc. (a)	7,231	109,911
Zynex, Inc. (a)(b)	5,350	58,690
		40,466,009
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)(b)	81,068	40,712
Acadia Healthcare Co., Inc. (a)	25,929	1,917,190
Accolade, Inc. (a)	20,080	153,210
AdaptHealth Corp. (a)	22,976	226,314
Addus HomeCare Corp. (a)	4,461	428,925
Agiliti, Inc. (a)(b)	9,611	97,552
agilon health, Inc. (a)(b)	84,587	465,229
Alignment Healthcare, Inc. (a)	27,056	139,338
Amedisys, Inc. (a)	9,104	838,023
AMN Healthcare Services, Inc. (a)	10,640	638,187
Astrana Health, Inc. (a)	11,883	441,453
Brookdale Senior Living, Inc. (a)	53,161	360,963
Castle Biosciences, Inc. (a)	7,573	159,715
Chemed Corp.	4,235	2,405,480
Clover Health Investments Corp. (a)(b)	91,113	57,401
Community Health Systems, Inc. (a)	34,524	113,929
Corvel Corp. (a)	2,554	610,023
Cross Country Healthcare, Inc. (a)	9,060	159,456
DaVita, Inc. (a)	15,150	2,106,002
DocGo, Inc. Class A (a)(b)	23,772	80,349
Encompass Health Corp.	28,161	2,348,064
Enhabit Home Health & Hospice (a)	14,071	141,976
Fulgent Genetics, Inc. (a)	5,456	111,030
Guardant Health, Inc. (a)	34,131	614,358
HealthEquity, Inc. (a)	24,128	1,903,940
Henry Schein, Inc. (a)	36,533	2,531,006
Hims & Hers Health, Inc. (a)	41,305	517,552
LifeStance Health Group, Inc. (a)(b)	24,982	154,389
Modivcare, Inc. (a)	3,314	77,780
National Healthcare Corp.	3,825	347,578
National Research Corp. Class A	4,185	143,336
NeoGenomics, Inc. (a)	35,885	499,519
Opko Health, Inc. (a)(b)	122,662	149,648
Option Care Health, Inc. (a)	49,852	1,490,076
Owens & Minor, Inc. (a)	21,538	532,850
Patterson Companies, Inc.	23,168	590,089
Pediatrix Medical Group, Inc. (a)	23,256	206,281
Pennant Group, Inc. (a)	8,286	173,260
PetIQ, Inc. Class A (a)	7,156	116,786
Premier, Inc.	33,761	704,930
Privia Health Group, Inc. (a)	28,961	532,882
Progyny, Inc. (a)	23,507	753,634
R1 RCM, Inc. (a)	55,441	681,370
RadNet, Inc. (a)	18,346	889,781
Select Medical Holdings Corp.	29,562	838,674
Surgery Partners, Inc. (a)	20,499	511,450
Talkspace, Inc. Class A (a)	38,424	117,577
Tenet Healthcare Corp. (a)	28,566	3,207,676
The Ensign Group, Inc.	15,799	1,869,970
U.S. Physical Therapy, Inc.	4,246	431,011
Universal Health Services, Inc. Class B	17,152	2,923,215
		37,551,139
Health Care Technology - 0.3%
American Well Corp. (a)	69,049	35,250
Augmedix, Inc. (a)(b)	11,797	31,970
Certara, Inc. (a)	30,225	517,150
Definitive Healthcare Corp. (a)(b)	13,299	92,295
Doximity, Inc. (a)	34,453	836,863
Evolent Health, Inc. Class A (a)	32,397	898,693
GoodRx Holdings, Inc. (a)(b)	21,468	152,423
Health Catalyst, Inc. (a)	15,800	98,276
HealthStream, Inc.	6,582	169,618
MultiPlan Corp. Class A (a)	73,212	47,573
OptimizeRx Corp. (a)	4,917	50,153
Phreesia, Inc. (a)	14,921	309,462
Schrodinger, Inc. (a)(b)	15,441	376,452
Simulations Plus, Inc.	4,498	203,984
Teladoc Health, Inc. (a)	46,705	595,489
TruBridge, Inc. (a)	3,798	30,004
		4,445,655
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	29,352	859,427
Adaptive Biotechnologies Corp. (a)	30,461	79,808
Azenta, Inc. (a)	15,735	825,458
Bio-Rad Laboratories, Inc. Class A (a)	5,891	1,589,097
BioLife Solutions, Inc. (a)	10,211	179,101
Bruker Corp.	26,103	2,036,295
Codexis, Inc. (a)	19,322	56,227
CryoPort, Inc. (a)(b)	13,517	218,840
Cytek Biosciences, Inc. (a)	27,796	167,054
Fortrea Holdings, Inc.	24,998	914,677
Inotiv, Inc. (a)(b)	5,755	22,099
Lifecore Biomedical (a)(b)	6,797	43,637
Maravai LifeSciences Holdings, Inc. (a)	30,287	248,353
MaxCyte, Inc. (a)	28,535	103,582
Medpace Holdings, Inc. (a)	6,562	2,548,353
Mesa Laboratories, Inc.	1,437	152,437
OmniAb, Inc. (a)	26,363	117,052
Pacific Biosciences of California, Inc. (a)(b)	67,436	111,269
Quanterix Corp. (a)	9,416	151,786
Sotera Health Co. (a)	35,042	392,470
Standard BioTools, Inc. (a)(b)	71,904	178,322
		10,995,344
Pharmaceuticals - 1.3%
Amneal Intermediate, Inc. (a)	32,107	194,247
Amphastar Pharmaceuticals, Inc. (a)	10,529	434,321
Amylyx Pharmaceuticals, Inc. (a)	10,933	19,789
ANI Pharmaceuticals, Inc. (a)	4,239	279,774
Arvinas Holding Co. LLC (a)	19,148	608,332
Assertio Holdings, Inc. (a)	24,977	22,107
Atea Pharmaceuticals, Inc. (a)	20,337	75,247
Axsome Therapeutics, Inc. (a)(b)	10,928	806,049
Cassava Sciences, Inc. (a)(b)	11,232	248,789
Catalent, Inc. (a)	50,780	2,836,063
Collegium Pharmaceutical, Inc. (a)	9,257	341,861
Corcept Therapeutics, Inc. (a)(b)	25,560	596,059
CorMedix, Inc. (a)(b)	15,466	81,274
Edgewise Therapeutics, Inc. (a)	18,017	323,225
Elanco Animal Health, Inc. (a)	138,645	1,824,568
Enliven Therapeutics, Inc. (a)	5,355	93,123
Esperion Therapeutics, Inc. (a)	43,790	86,266
Evolus, Inc. (a)	12,239	144,053
Eyepoint Pharmaceuticals, Inc. (a)(b)	10,463	184,149
Fulcrum Therapeutics, Inc. (a)	13,646	97,296
Harmony Biosciences Holdings, Inc. (a)	9,287	287,061
Harrow, Inc. (a)(b)	8,780	89,468
Innoviva, Inc. (a)(b)	15,770	238,285
Intra-Cellular Therapies, Inc. (a)	25,188	1,808,750
Jazz Pharmaceuticals PLC (a)	17,709	1,961,272
Ligand Pharmaceuticals, Inc. Class B (a)	4,631	323,661
Liquidia Corp. (a)	14,351	184,410
Longboard Pharmaceuticals, Inc. (a)	7,435	158,366
Marinus Pharmaceuticals, Inc. (a)	14,850	20,939
Mind Medicine (MindMed), Inc. (a)	9,165	87,251
Nuvation Bio, Inc. (a)	39,167	117,109
Ocular Therapeutix, Inc. (a)(b)	31,048	147,168
Omeros Corp. (a)(b)	17,278	54,426
Organon & Co.	71,888	1,337,836
Pacira Biosciences, Inc. (a)	13,168	345,660
Perrigo Co. PLC	38,119	1,244,967
Phathom Pharmaceuticals, Inc. (a)(b)	9,337	84,313
Phibro Animal Health Corp. Class A	5,513	92,067
Pliant Therapeutics, Inc. (a)	14,430	170,563
Prestige Brands Holdings, Inc. (a)	13,970	1,002,487
Revance Therapeutics, Inc. (a)(b)	23,654	85,391
Scilex Holding Co. (a)(b)	25,075	21,394
Scilex Holding Co. (a)(h)	12,947	9,942
scPharmaceuticals, Inc. (a)(b)	6,562	29,332
SIGA Technologies, Inc.	10,982	96,422
Supernus Pharmaceuticals, Inc. (a)	15,419	464,112
Tarsus Pharmaceuticals, Inc. (a)(b)	7,351	231,042
Terns Pharmaceuticals, Inc. (a)	10,002	50,510
Theravance Biopharma, Inc. (a)(b)	9,332	78,762
Ventyx Biosciences, Inc. (a)	12,655	47,330
Verrica Pharmaceuticals, Inc. (a)(b)	5,733	39,930
WAVE Life Sciences (a)	23,928	117,965
Xeris Biopharma Holdings, Inc. (a)(b)	38,276	66,983
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
Zevra Therapeutics, Inc. (a)(b)	10,729	49,139
		20,440,905
TOTAL HEALTH CARE		193,133,148
INDUSTRIALS - 20.4%
Aerospace & Defense - 1.3%
AAR Corp. (a)	9,363	647,358
AeroVironment, Inc. (a)	7,876	1,258,506
AerSale Corp. (a)(b)	7,635	54,438
Archer Aviation, Inc. Class A (a)(b)	51,060	198,113
Astronics Corp. (a)	7,694	129,028
BWX Technologies, Inc.	25,746	2,465,694
Cadre Holdings, Inc.	5,082	169,485
Curtiss-Wright Corp.	10,726	2,718,183
Ducommun, Inc. (a)	3,798	205,434
Hexcel Corp.	23,754	1,525,244
Huntington Ingalls Industries, Inc.	11,107	3,075,862
Kratos Defense & Security Solutions, Inc. (a)	40,989	730,424
Leonardo DRS, Inc. (a)	20,004	430,486
Mercury Systems, Inc. (a)	14,709	414,794
Moog, Inc. Class A	8,100	1,288,467
National Presto Industries, Inc.	1,447	118,640
Rocket Lab U.S.A., Inc. Class A (a)(b)	74,186	278,939
Spirit AeroSystems Holdings, Inc. Class A (a)	32,664	1,045,248
Terran Orbital Corp. Class A (a)(b)	39,877	52,638
Triumph Group, Inc. (a)	21,843	291,822
V2X, Inc. (a)	3,147	152,881
Virgin Galactic Holdings, Inc. (a)(b)	96,735	84,169
Woodward, Inc.	16,970	2,755,249
		20,091,102
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	14,180	181,788
C.H. Robinson Worldwide, Inc.	32,800	2,328,800
Forward Air Corp.	8,689	191,332
GXO Logistics, Inc. (a)	33,459	1,661,574
Hub Group, Inc. Class A	17,567	706,545
		5,070,039
Building Products - 2.7%
A.O. Smith Corp.	34,529	2,860,382
AAON, Inc.	18,984	1,786,205
Advanced Drain Systems, Inc.	19,190	3,012,830
Allegion PLC	24,621	2,992,929
American Woodmark Corp. (a)	4,505	414,820
Apogee Enterprises, Inc.	6,228	384,766
Armstrong World Industries, Inc.	12,433	1,428,303
AZZ, Inc.	7,073	506,639
CSW Industrials, Inc.	4,374	1,039,350
Fortune Brands Innovations, Inc.	35,443	2,590,883
Gibraltar Industries, Inc. (a)	8,579	613,055
Griffon Corp.	10,749	704,274
Hayward Holdings, Inc. (a)	35,519	482,348
Insteel Industries, Inc.	5,436	174,496
Janus International Group, Inc. (a)	25,751	371,072
Jeld-Wen Holding, Inc. (a)	24,008	492,164
Lennox International, Inc.	8,988	4,165,219
Masonite International Corp. (a)	6,144	814,387
MasterBrand, Inc. (a)	35,758	596,086
Owens Corning	24,962	4,198,858
Quanex Building Products Corp.	9,406	312,467
Resideo Technologies, Inc. (a)	41,111	802,898
Simpson Manufacturing Co. Ltd.	12,015	2,089,288
Tecnoglass, Inc.	5,769	320,468
The AZEK Co., Inc. (a)	40,959	1,869,369
Trex Co., Inc. (a)	30,568	2,706,796
UFP Industries, Inc.	17,404	1,961,431
Zurn Elkay Water Solutions Cor	39,631	1,239,658
		40,931,441
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	17,670	772,179
ACCO Brands Corp.	25,923	124,949
ACV Auctions, Inc. Class A (a)	38,340	669,033
Aris Water Solution, Inc. Class A	6,920	97,088
Brady Corp. Class A	12,599	743,341
BrightView Holdings, Inc. (a)	10,863	122,209
Casella Waste Systems, Inc. Class A (a)	16,011	1,447,394
CECO Environmental Corp. (a)	8,226	177,846
Cimpress PLC (a)	5,021	428,141
Clean Harbors, Inc. (a)	14,120	2,675,034
CoreCivic, Inc. (a)	31,971	476,368
Deluxe Corp.	12,467	246,223
Driven Brands Holdings, Inc. (a)	16,690	239,168
Ennis, Inc.	7,147	142,225
Enviri Corp. (a)	22,411	174,358
Healthcare Services Group, Inc. (a)	20,757	220,439
HNI Corp.	13,143	551,349
Interface, Inc.	16,337	249,793
Liquidity Services, Inc. (a)	6,195	106,926
Matthews International Corp. Class A	8,677	234,105
Millerknoll, Inc.	20,535	522,205
Montrose Environmental Group, Inc. (a)	7,690	333,900
MSA Safety, Inc.	10,383	1,873,093
OpenLane, Inc. (a)	30,506	524,093
Pitney Bowes, Inc.	42,198	179,763
Rollins, Inc.	78,799	3,511,283
SP Plus Corp. (a)	5,520	281,851
Steelcase, Inc. Class A	26,561	319,529
Stericycle, Inc. (a)	26,025	1,164,098
Tetra Tech, Inc.	15,034	2,927,420
The Brink's Co.	12,669	1,108,031
The GEO Group, Inc. (a)	34,367	510,694
UniFirst Corp.	4,255	681,353
Vestis Corp.	36,976	681,098
Viad Corp. (a)	5,785	199,467
VSE Corp.	3,805	297,056
		25,013,102
Construction & Engineering - 1.9%
AECOM	38,117	3,520,486
Ameresco, Inc. Class A (a)(b)	8,881	185,879
API Group Corp. (a)	59,565	2,297,422
Arcosa, Inc.	13,708	1,042,082
Argan, Inc.	3,522	212,236
Bowman Consulting Group Ltd. (a)	3,069	99,712
Comfort Systems U.S.A., Inc.	10,005	3,095,647
Construction Partners, Inc. Class A (a)	12,357	638,115
Dycom Industries, Inc. (a)	8,255	1,155,865
EMCOR Group, Inc.	13,214	4,719,615
Fluor Corp. (a)	47,934	1,933,178
Granite Construction, Inc. (b)	12,360	685,980
Great Lakes Dredge & Dock Corp. (a)	18,198	120,107
IES Holdings, Inc. (a)	2,343	316,586
Limbach Holdings, Inc. (a)	2,812	127,468
MasTec, Inc. (a)	17,002	1,507,907
Matrix Service Co. (a)	6,798	76,545
MDU Resources Group, Inc.	57,117	1,410,790
MYR Group, Inc. (a)	4,707	782,539
Primoris Services Corp.	15,025	700,165
Sterling Construction Co., Inc. (a)	8,683	882,193
Tutor Perini Corp. (a)	11,765	195,652
Valmont Industries, Inc.	5,872	1,202,586
Willscot Mobile Mini Holdings (a)	53,898	1,992,070
		28,900,825
Electrical Equipment - 1.5%
Acuity Brands, Inc.	8,586	2,131,904
Allient, Inc.	3,944	115,914
American Superconductor Corp. (a)	10,237	126,427
Array Technologies, Inc. (a)	40,054	494,266
Atkore, Inc.	10,343	1,813,128
Blink Charging Co. (a)	15,082	38,157
Bloom Energy Corp. Class A (a)(b)	59,285	659,842
ChargePoint Holdings, Inc. Class A (a)(b)	99,194	131,928
Encore Wire Corp.	4,442	1,240,917
Energy Vault Holdings, Inc. Class A (a)(b)	21,226	26,957
EnerSys	11,371	1,028,507
Enovix Corp. (a)(b)	39,079	244,635
Eos Energy Enterprises, Inc. (a)(b)	51,196	39,585
Fluence Energy, Inc. (a)	16,496	294,289
FuelCell Energy, Inc. (a)(b)	123,058	114,173
Generac Holdings, Inc. (a)	17,285	2,350,069
GrafTech International Ltd.	52,422	90,166
LSI Industries, Inc.	7,487	109,310
Net Power, Inc. Class A (a)(b)	7,231	78,818
Nextracker, Inc. Class A (a)	34,583	1,479,807
NuScale Power Corp. (a)(b)	12,954	75,133
nVent Electric PLC	46,574	3,356,588
Plug Power, Inc. (a)(b)	153,404	354,363
Powell Industries, Inc.	2,601	371,943
Preformed Line Products Co.	822	99,487
Regal Rexnord Corp.	18,650	3,009,551
Sensata Technologies, Inc. PLC	42,575	1,631,048
Shoals Technologies Group, Inc. (a)	47,967	405,321
Stem, Inc. (a)(b)	39,692	73,033
SunPower Corp. (a)(b)	23,402	48,208
Sunrun, Inc. (a)(b)	61,307	630,849
Thermon Group Holdings, Inc. (a)	9,564	305,379
TPI Composites, Inc. (a)(b)	13,036	41,454
Vicor Corp. (a)	6,345	205,451
		23,216,607
Ground Transportation - 1.2%
ArcBest Corp.	6,658	738,439
Avis Budget Group, Inc.	5,195	495,863
Covenant Transport Group, Inc. Class A	2,232	100,864
FTAI Infrastructure LLC	27,913	202,090
Heartland Express, Inc.	12,768	126,914
Hertz Global Holdings, Inc. (a)(b)	36,618	166,612
Knight-Swift Transportation Holdings, Inc. Class A	45,366	2,097,270
Landstar System, Inc.	10,100	1,761,541
Lyft, Inc. (a)	97,323	1,522,132
Marten Transport Ltd.	16,293	275,678
RXO, Inc. (a)	32,934	622,782
Ryder System, Inc.	12,456	1,517,764
Saia, Inc. (a)	7,457	2,959,161
Schneider National, Inc. Class B	10,339	213,811
U-Haul Holding Co. (a)(b)	2,814	177,929
U-Haul Holding Co. (non-vtg.)	27,662	1,696,234
Werner Enterprises, Inc.	17,816	609,307
XPO, Inc. (a)	32,617	3,505,023
		18,789,414
Machinery - 4.8%
3D Systems Corp. (a)	36,628	122,704
AGCO Corp.	17,476	1,995,584
Alamo Group, Inc.	2,912	566,035
Albany International Corp. Class A	8,774	699,727
Allison Transmission Holdings, Inc.	25,161	1,850,592
Astec Industries, Inc.	6,389	267,060
Atmus Filtration Technologies, Inc.	23,442	710,058
Barnes Group, Inc.	14,254	494,899
Blue Bird Corp. (a)	4,797	158,085
Chart Industries, Inc. (a)	11,813	1,701,781
CNH Industrial NV	272,434	3,105,748
Columbus McKinnon Corp. (NY Shares)	8,104	334,452
Crane Co.	13,743	1,924,157
Desktop Metal, Inc. (a)(b)	68,203	53,362
Donaldson Co., Inc.	33,652	2,429,674
Douglas Dynamics, Inc.	6,281	142,202
Energy Recovery, Inc. (a)	16,134	240,397
Enerpac Tool Group Corp. Class A	15,214	542,075
EnPro Industries, Inc.	5,886	883,665
ESAB Corp.	15,931	1,686,774
ESCO Technologies, Inc.	7,265	737,034
Federal Signal Corp.	17,143	1,393,726
Flowserve Corp.	36,839	1,737,327
Franklin Electric Co., Inc.	11,145	1,072,929
Gates Industrial Corp. PLC (a)	46,812	824,827
Gorman-Rupp Co.	6,899	228,840
Graco, Inc.	47,312	3,794,422
Graham Corp. (a)	2,869	79,873
Helios Technologies, Inc.	9,302	419,520
Hillenbrand, Inc.	19,729	941,468
Hillman Solutions Corp. Class A (a)	55,003	525,829
Hyliion Holdings Corp. Class A (a)(b)	34,803	44,896
Hyster-Yale Materials Handling, Inc. Class A	3,142	184,027
ITT, Inc.	23,022	2,977,665
John Bean Technologies Corp.	8,963	798,514
Kadant, Inc.	3,298	902,959
Kennametal, Inc.	22,306	524,860
Lincoln Electric Holdings, Inc.	16,052	3,523,896
Lindsay Corp.	3,111	361,343
Luxfer Holdings PLC sponsored	7,406	71,320
Manitowoc Co., Inc. (a)	9,823	118,858
Microvast Holdings, Inc. (a)(b)	59,501	23,318
Middleby Corp. (a)	15,070	2,094,278
Miller Industries, Inc.	3,256	158,600
Mueller Industries, Inc.	31,951	1,783,505
Mueller Water Products, Inc. Class A	43,935	695,930
Nikola Corp. (a)(b)	296,834	184,215
Nordson Corp.	15,198	3,923,972
Oshkosh Corp.	18,400	2,065,768
Pentair PLC	46,342	3,665,189
Proto Labs, Inc. (a)	7,241	220,706
RBC Bearings, Inc. (a)	8,151	1,993,327
REV Group, Inc.	10,968	239,760
Shyft Group, Inc. (The)	8,844	96,223
Snap-On, Inc.	14,818	3,970,631
SPX Technologies, Inc. (a)	12,846	1,564,771
Standex International Corp.	3,344	578,111
Symbotic, Inc. (a)(b)	9,471	365,296
Tennant Co.	5,261	612,801
Terex Corp.	18,859	1,057,047
The Greenbrier Companies, Inc.	8,756	432,459
Timken Co.	18,242	1,627,551
Titan International, Inc. (a)	13,997	154,247
Toro Co.	29,354	2,571,117
Trinity Industries, Inc.	23,028	599,189
Wabash National Corp.	12,598	291,140
Watts Water Technologies, Inc. Class A	7,696	1,527,348
		73,669,663
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd.	12,126	258,769
Kirby Corp. (a)	16,601	1,811,667
Matson, Inc.	9,825	1,058,939
Pangaea Logistics Solutions Ltd.	9,740	70,128
		3,199,503
Passenger Airlines - 0.5%
Alaska Air Group, Inc. (a)	35,387	1,522,349
Allegiant Travel Co.	3,979	217,094
American Airlines Group, Inc. (a)	183,982	2,485,597
Blade Air Mobility, Inc. (a)(b)	14,814	47,257
Frontier Group Holdings, Inc. (a)(b)	10,943	66,096
Hawaiian Holdings, Inc. (a)	14,517	184,366
JetBlue Airways Corp. (a)(b)	93,774	532,636
Joby Aviation, Inc. (a)(b)	103,837	524,377
SkyWest, Inc. (a)	11,514	840,867
Spirit Airlines, Inc. (b)	30,706	108,392
Sun Country Airlines Holdings, Inc. (a)	10,654	141,805
		6,670,836
Professional Services - 2.6%
Alight, Inc. Class A (a)	102,832	927,545
ASGN, Inc. (a)	13,278	1,280,663
Asure Software, Inc. (a)	6,580	48,626
Barrett Business Services, Inc.	1,847	224,411
CACI International, Inc. Class A (a)	6,240	2,509,915
CBIZ, Inc. (a)	13,963	993,886
Clarivate PLC (a)(b)	121,385	820,563
Concentrix Corp.	13,237	723,667
Conduent, Inc. (a)	46,858	147,603
CRA International, Inc.	1,967	285,392
CSG Systems International, Inc.	8,011	378,440
Dayforce, Inc. (a)	43,924	2,695,616
Dun & Bradstreet Holdings, Inc.	65,444	595,540
ExlService Holdings, Inc. (a)	46,422	1,346,238
Exponent, Inc.	14,245	1,309,258
First Advantage Corp. (b)	14,156	230,743
FiscalNote Holdings, Inc. Class A (a)(b)	19,975	27,166
Forrester Research, Inc. (a)	3,305	60,118
Franklin Covey Co. (a)	3,327	129,553
FTI Consulting, Inc. (a)	9,783	2,091,899
Genpact Ltd.	46,426	1,427,135
Heidrick & Struggles International, Inc.	5,579	164,469
HireRight Holdings Corp. (a)	3,210	45,903
Huron Consulting Group, Inc. (a)	5,272	491,561
ICF International, Inc.	4,862	701,538
Innodata, Inc. (a)(b)	7,056	41,207
Insperity, Inc.	9,967	1,025,903
KBR, Inc.	37,938	2,463,694
Kelly Services, Inc. Class A (non-vtg.)	9,179	210,566
Kforce, Inc.	5,010	309,418
Korn Ferry	14,797	898,474
LegalZoom.com, Inc. (a)	33,392	399,034
ManpowerGroup, Inc.	13,728	1,035,778
Maximus, Inc.	17,146	1,376,481
NV5 Global, Inc. (a)	3,588	334,545
Parsons Corp. (a)	11,504	903,179
Paycom Software, Inc.	13,518	2,541,114
Paycor HCM, Inc. (a)(b)	18,053	313,581
Paylocity Holding Corp. (a)	12,200	1,892,952
Planet Labs PBC Class A (a)(b)	55,140	93,187
RCM Technologies, Inc. (a)	1,566	29,676
Resources Connection, Inc.	8,960	99,008
Robert Half, Inc.	29,302	2,025,940
Science Applications International Corp.	14,637	1,883,782
Spire Global, Inc. (a)(b)	5,125	53,505
Sterling Check Corp. (a)	8,045	121,721
TaskUs, Inc. (a)	5,288	60,600
TriNet Group, Inc.	8,806	883,858
TrueBlue, Inc. (a)	8,624	89,862
Ttec Holdings, Inc.	5,182	37,725
Upwork, Inc. (a)	35,286	412,846
Verra Mobility Corp. (a)(b)	46,782	1,103,120
		40,298,204
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	29,014	1,457,663
Alta Equipment Group, Inc.	6,250	69,438
Applied Industrial Technologies, Inc.	10,874	1,992,661
Beacon Roofing Supply, Inc. (a)	17,824	1,756,199
BlueLinx Corp. (a)	2,504	274,614
Boise Cascade Co.	11,147	1,474,414
Core & Main, Inc. (a)	47,873	2,703,388
Custom Truck One Source, Inc. Class A (a)	16,222	80,948
Distribution Solutions Group I (a)	3,043	100,328
DNOW, Inc. (a)	29,952	422,623
DXP Enterprises, Inc. (a)	3,664	178,657
FTAI Aviation Ltd.	28,196	1,979,641
GATX Corp.	9,959	1,218,583
Global Industrial Co.	3,531	135,979
GMS, Inc. (a)	11,186	1,034,929
H&E Equipment Services, Inc.	8,970	433,161
Herc Holdings, Inc.	7,956	1,137,947
Hudson Technologies, Inc. (a)	10,649	105,638
Karat Packaging, Inc.	1,632	44,227
McGrath RentCorp.	6,883	734,141
MRC Global, Inc. (a)	23,693	266,072
MSC Industrial Direct Co., Inc. Class A	12,764	1,164,587
Rush Enterprises, Inc. Class A	17,326	760,958
SiteOne Landscape Supply, Inc. (a)	12,699	1,992,346
Titan Machinery, Inc. (a)	5,562	123,810
Transcat, Inc. (a)	2,520	270,572
Watsco, Inc.	8,788	3,934,563
WESCO International, Inc.	12,359	1,887,837
Xometry, Inc. (a)(b)	11,475	205,058
		27,940,982
TOTAL INDUSTRIALS		313,791,718
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	19,441	85,152
Applied Optoelectronics, Inc. (a)	9,542	93,989
Aviat Networks, Inc. (a)	3,556	118,948
Calix, Inc. (a)	16,522	458,155
Ciena Corp. (a)	40,695	1,881,330
Clearfield, Inc. (a)(b)	3,548	106,866
CommScope Holding Co., Inc. (a)	56,751	50,735
Comtech Telecommunications Corp. (a)	7,638	14,359
Digi International, Inc. (a)	10,237	313,866
Extreme Networks, Inc. (a)	36,430	408,016
Harmonic, Inc. (a)	31,787	341,392
Infinera Corp. (a)(b)	55,932	269,592
Juniper Networks, Inc.	90,366	3,146,544
Lumentum Holdings, Inc. (a)	18,971	830,171
NETGEAR, Inc. (a)	8,104	119,777
NetScout Systems, Inc. (a)	20,021	385,604
ViaSat, Inc. (a)(b)	21,168	336,783
Viavi Solutions, Inc. (a)	62,683	495,196
		9,456,475
Electronic Equipment, Instruments & Components - 2.1%
Advanced Energy Industries, Inc.	10,502	1,006,512
Arlo Technologies, Inc. (a)	26,945	333,579
Arrow Electronics, Inc. (a)	15,128	1,931,392
Avnet, Inc.	25,398	1,241,200
Badger Meter, Inc.	8,263	1,511,468
Bel Fuse, Inc. Class B (non-vtg.)	2,759	162,008
Belden, Inc.	11,730	953,297
Benchmark Electronics, Inc.	9,984	301,617
Cognex Corp.	48,445	2,012,405
Coherent Corp. (a)	37,164	2,030,269
Crane NXT Co.	13,573	825,374
CTS Corp.	8,801	402,646
Daktronics, Inc. (a)	11,545	109,100
ePlus, Inc. (a)	7,517	577,907
Evolv Technologies Holdings, Inc. (a)(b)	21,373	83,568
Fabrinet (a)	10,221	1,768,948
FARO Technologies, Inc. (a)(b)	5,237	98,194
Insight Enterprises, Inc. (a)	7,787	1,421,673
IPG Photonics Corp. (a)	8,321	698,798
Itron, Inc. (a)	12,803	1,179,412
Kimball Electronics, Inc. (a)	6,858	143,538
Knowles Corp. (a)	25,287	400,293
Lightwave Logic, Inc. (a)(b)	31,772	121,369
Littelfuse, Inc.	7,009	1,616,556
Luna Innovations, Inc. (a)(b)	9,043	18,629
Methode Electronics, Inc. Class A	9,746	118,804
MicroVision, Inc. (a)(b)	51,794	75,101
Mirion Technologies, Inc. Class A (a)	50,969	554,033
Napco Security Technologies, Inc.	8,230	334,961
nLIGHT, Inc. (a)	12,845	146,305
Novanta, Inc. (a)	10,079	1,577,364
OSI Systems, Inc. (a)	4,417	580,570
Ouster, Inc. (a)(b)	9,539	86,519
Par Technology Corp. (a)(b)	7,785	329,150
PC Connection, Inc.	3,256	201,774
Plexus Corp. (a)	7,775	785,353
Richardson Electronics Ltd.	2,944	31,000
Rogers Corp. (a)	4,720	562,105
Sanmina Corp. (a)	15,656	949,850
ScanSource, Inc. (a)	7,133	296,875
Smartrent, Inc. (a)(b)	49,342	114,473
TD SYNNEX Corp.	20,752	2,445,416
TTM Technologies, Inc. (a)	28,794	429,894
Vishay Intertechnology, Inc.	35,576	823,229
Vishay Precision Group, Inc. (a)	3,461	114,213
Vontier Corp.	43,410	1,763,748
Vuzix Corp. (a)(b)	15,573	20,712
		33,291,201
IT Services - 0.5%
Amdocs Ltd.	33,454	2,809,801
Applied Digital Corp. (a)(b)	21,862	59,137
BigCommerce Holdings, Inc. (a)	18,473	104,557
Couchbase, Inc. (a)	8,592	207,411
Digitalocean Holdings, Inc. (a)	14,311	470,259
DXC Technology Co. (a)	51,464	1,003,033
Fastly, Inc. Class A (a)	33,901	428,848
Grid Dynamics Holdings, Inc. (a)	16,096	157,258
Hackett Group, Inc.	7,231	156,840
Kyndryl Holdings, Inc. (a)	64,739	1,272,769
Perficient, Inc. (a)	9,818	463,999
Rackspace Technology, Inc. (a)(b)	18,636	32,054
Squarespace, Inc. Class A (a)	14,373	501,043
Thoughtworks Holding, Inc. (a)	24,787	57,506
Unisys Corp. (a)	18,427	100,059
		7,824,574
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. (a)	13,164	335,945
AEHR Test Systems (a)(b)	7,229	86,603
Allegro MicroSystems LLC (a)(b)	20,108	597,007
Alpha & Omega Semiconductor Ltd. (a)	6,603	144,408
Ambarella, Inc. (a)	10,649	489,535
Amkor Technology, Inc.	29,040	939,444
Atomera, Inc. (a)(b)	7,310	33,918
Axcelis Technologies, Inc. (a)	9,201	952,488
AXT, Inc. (a)	11,297	33,891
CEVA, Inc. (a)	6,394	129,606
Cirrus Logic, Inc. (a)	15,166	1,343,253
Cohu, Inc. (a)	13,383	405,773
Credo Technology Group Holding Ltd. (a)	35,482	634,063
Diodes, Inc. (a)	12,922	943,435
FormFactor, Inc. (a)	21,905	976,744
Ichor Holdings Ltd. (a)	8,331	323,076
Impinj, Inc. (a)	6,389	1,018,279
indie Semiconductor, Inc. (a)(b)	38,377	215,679
Intest Corp. (a)	3,210	36,177
Kopin Corp. (a)	29,292	23,024
Kulicke & Soffa Industries, Inc.	15,856	733,816
Lattice Semiconductor Corp. (a)	38,829	2,663,669
MACOM Technology Solutions Holdings, Inc. (a)	15,406	1,570,642
MaxLinear, Inc. Class A (a)	20,990	436,382
MKS Instruments, Inc.	17,671	2,102,496
Navitas Semiconductor Corp. (a)(b)	34,083	147,579
NVE Corp. (b)	1,326	107,936
Onto Innovation, Inc. (a)	13,810	2,561,617
PDF Solutions, Inc. (a)	8,429	253,544
Photronics, Inc. (a)	17,633	483,321
Pixelworks, Inc. (a)	14,853	26,587
Power Integrations, Inc.	15,992	1,066,986
Rambus, Inc. (a)	30,252	1,658,415
Rigetti Computing, Inc. Class A (a)(b)	29,993	38,391
Semtech Corp. (a)	18,077	680,057
Silicon Laboratories, Inc. (a)	8,974	1,090,251
SiTime Corp. (a)	4,921	438,560
SkyWater Technology, Inc. (a)(b)	5,335	54,737
SMART Global Holdings, Inc. (a)(b)	14,451	264,020
SolarEdge Technologies, Inc. (a)	15,985	937,520
Synaptics, Inc. (a)	11,051	994,148
Ultra Clean Holdings, Inc. (a)	12,617	527,769
Universal Display Corp.	12,251	1,935,413
Veeco Instruments, Inc. (a)(b)	15,857	560,386
Wolfspeed, Inc. (a)(b)	35,390	956,592
		31,953,182
Software - 5.5%
8x8, Inc. (a)	32,936	72,789
A10 Networks, Inc.	19,876	259,581
ACI Worldwide, Inc. (a)	30,601	1,043,494
Adeia, Inc.	30,514	300,258
Agilysys, Inc. (a)	5,680	471,724
Alarm.com Holdings, Inc. (a)	14,071	935,722
Alkami Technology, Inc. (a)	11,203	269,656
Altair Engineering, Inc. Class A (a)(b)	15,367	1,236,275
American Software, Inc. Class A	8,845	89,423
Amplitude, Inc. (a)	19,712	192,980
AppFolio, Inc. (a)	5,755	1,305,119
Appian Corp. Class A (a)	11,755	440,107
Asana, Inc. (a)(b)	23,180	344,687
Aspen Technology, Inc. (a)	7,861	1,547,595
Aurora Innovation, Inc. (a)(b)	222,127	616,402
AvePoint, Inc. (a)	26,207	203,628
Bentley Systems, Inc. Class B (b)	64,654	3,396,275
Bill Holdings, Inc. (a)	26,916	1,678,482
Blackbaud, Inc. (a)	11,743	915,015
BlackLine, Inc. (a)	14,326	831,624
Blend Labs, Inc. (a)	45,405	111,242
Box, Inc. Class A (a)(b)	40,400	1,051,208
Braze, Inc. (a)	14,320	600,008
C3.ai, Inc. (a)(b)	26,878	605,561
CCC Intelligent Solutions Holdings, Inc. Class A (a)	77,940	874,487
Cerence, Inc. (a)	11,831	107,780
Cipher Mining, Inc. (a)(b)	12,392	46,098
Cleanspark, Inc. (a)(b)	55,733	912,907
Clear Secure, Inc.	23,830	416,310
Clearwater Analytics Holdings, Inc. (a)	40,382	637,228
CommVault Systems, Inc. (a)	12,288	1,259,151
Confluent, Inc. (a)	61,712	1,735,341
Consensus Cloud Solutions, Inc. (a)	4,874	56,733
CS Disco, Inc. (a)	6,505	49,113
D-Wave Quantum, Inc. (a)(b)	22,142	30,335
Daily Journal Corp. (a)	271	90,839
Digimarc Corp. (a)(b)	3,783	79,973
Digital Turbine, Inc. (a)	25,303	48,329
Dolby Laboratories, Inc. Class A	16,713	1,297,932
Domo, Inc. Class B (a)	8,807	66,317
DoubleVerify Holdings, Inc. (a)	39,228	1,149,380
Dropbox, Inc. Class A (a)	72,040	1,668,446
Dynatrace, Inc. (a)	67,312	3,049,907
E2open Parent Holdings, Inc. (a)	49,524	240,191
Elastic NV (a)	22,978	2,348,811
Enfusion, Inc. Class A (a)	10,047	93,538
Envestnet, Inc. (a)	13,986	868,111
Everbridge, Inc. (a)	11,621	403,830
Five9, Inc. (a)	20,454	1,177,537
Freshworks, Inc. (a)	47,261	843,609
GitLab, Inc. (a)	25,200	1,322,244
Guidewire Software, Inc. (a)	22,940	2,532,576
HashiCorp, Inc. (a)	33,037	1,072,381
Informatica, Inc. (a)(b)	11,176	346,121
Intapp, Inc. (a)	11,189	345,964
InterDigital, Inc.	7,243	715,101
Jamf Holding Corp. (a)	14,592	284,106
Klaviyo, Inc. Class A (b)	6,700	150,080
Liveramp Holdings, Inc. (a)	18,636	598,402
Manhattan Associates, Inc. (a)	17,285	3,561,747
Marathon Digital Holdings, Inc. (a)(b)	62,643	1,006,047
Matterport, Inc. (a)	65,062	299,285
MeridianLink, Inc. (a)	5,651	94,259
Mitek Systems, Inc. (a)	12,475	157,559
Model N, Inc. (a)	10,002	296,559
N-able, Inc. (a)	19,345	237,170
nCino, Inc. (a)	17,204	501,669
NCR Voyix Corp. (a)	37,738	462,291
Nextnav, Inc. (a)(b)	12,129	110,495
Nutanix, Inc. Class A (a)	68,140	4,136,098
Olo, Inc. (a)	29,924	143,635
ON24, Inc.	10,989	72,418
Onespan, Inc. (a)	10,144	109,758
Pagerduty, Inc. (a)(b)	25,607	511,116
Pegasystems, Inc.	11,994	712,683
Porch Group, Inc. Class A (a)	21,941	69,992
PowerSchool Holdings, Inc. (a)(b)	16,231	281,121
Procore Technologies, Inc. (a)	25,030	1,712,553
Progress Software Corp.	12,346	615,078
PROS Holdings, Inc. (a)(b)	12,041	394,343
Q2 Holdings, Inc. (a)	16,524	849,168
Qualys, Inc. (a)	10,357	1,697,616
Rapid7, Inc. (a)	17,302	775,130
Rekor Systems, Inc. (a)	21,859	38,690
RingCentral, Inc. (a)	23,602	699,091
Riot Platforms, Inc. (a)(b)	58,162	588,018
Samsara, Inc. (a)	48,373	1,689,669
Semrush Holdings, Inc. (a)	8,286	101,421
SentinelOne, Inc. (a)	70,007	1,479,248
Smartsheet, Inc. (a)	38,349	1,450,743
SolarWinds, Inc.	13,959	153,828
SoundHound AI, Inc. (a)(b)	61,520	260,845
Sprinklr, Inc. (a)(b)	33,410	390,563
Sprout Social, Inc. (a)(b)	13,739	693,133
SPS Commerce, Inc. (a)	10,328	1,795,729
Telos Corp. (a)	13,512	46,481
Tenable Holdings, Inc. (a)	32,955	1,481,986
Teradata Corp. (a)	27,511	1,020,658
TeraWulf, Inc. (a)	36,361	78,903
UiPath, Inc. Class A (a)	114,316	2,168,575
Unity Software, Inc. (a)(b)	67,364	1,634,924
Varonis Systems, Inc. (a)	30,731	1,344,481
Verint Systems, Inc. (a)	17,605	533,079
Veritone, Inc. (a)(b)	9,002	29,437
Vertex, Inc. Class A (a)	12,751	371,437
Weave Communications, Inc. (a)	8,470	90,544
Workiva, Inc. (a)	13,411	1,056,787
Xperi, Inc. (a)	11,869	124,743
Yext, Inc. (a)	28,570	156,849
Zeta Global Holdings Corp. (a)	42,597	526,499
Zuora, Inc. (a)	38,017	374,848
		84,627,062
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc. (a)	12,079	134,077
Diebold Nixdorf, Inc.	10,598	335,533
Eastman Kodak Co. (a)(b)	19,154	86,193
Immersion Corp.	8,372	60,864
IonQ, Inc. (a)(b)	48,591	415,453
Pure Storage, Inc. Class A (a)	83,457	4,206,233
Turtle Beach Corp. (a)	4,876	68,752
Xerox Holdings Corp.	31,845	423,220
		5,730,325
TOTAL INFORMATION TECHNOLOGY		172,882,819
MATERIALS - 5.4%
Chemicals - 2.1%
AdvanSix, Inc.	7,679	193,972
Alto Ingredients, Inc. (a)	19,728	37,286
American Vanguard Corp.	7,401	84,297
Arcadium Lithium PLC (b)	290,219	1,276,964
Ashland, Inc.	14,095	1,343,676
Aspen Aerogels, Inc. (a)	16,126	252,533
Avient Corp.	25,611	1,086,419
Axalta Coating Systems Ltd. (a)	61,805	1,943,149
Balchem Corp.	9,068	1,282,034
Cabot Corp.	15,587	1,422,002
Core Molding Technologies, Inc. (a)	2,209	39,806
Danimer Scientific, Inc. (a)(b)	24,404	18,303
Ecovyst, Inc. (a)	29,043	273,875
Element Solutions, Inc.	62,437	1,444,168
FMC Corp.	35,094	2,070,897
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	380,206	338,802
H.B. Fuller Co.	15,208	1,136,190
Hawkins, Inc.	5,381	407,718
Huntsman Corp.	45,606	1,088,159
Ingevity Corp. (a)	9,362	478,773
Innospec, Inc.	6,998	839,760
Intrepid Potash, Inc. (a)	2,425	48,791
Koppers Holdings, Inc.	5,885	301,783
Kronos Worldwide, Inc.	6,225	71,276
LSB Industries, Inc. (a)	14,403	133,948
Mativ, Inc.	15,203	277,607
Minerals Technologies, Inc.	9,138	666,069
NewMarket Corp.	1,940	1,022,225
Olin Corp.	33,740	1,763,927
Origin Materials, Inc. Class A (a)(b)	33,032	26,739
Orion SA	16,433	388,805
Perimeter Solutions SA (a)	40,771	285,397
PureCycle Technologies, Inc. (a)(b)	38,229	178,529
Quaker Houghton	3,896	726,721
Rayonier Advanced Materials, Inc. (a)	18,353	68,457
RPM International, Inc.	36,120	3,861,589
Sensient Technologies Corp.	11,879	869,780
Stepan Co.	6,009	498,687
The Chemours Co. LLC	41,763	1,117,160
The Scotts Miracle-Gro Co. Class A (b)	11,795	808,429
Trinseo PLC	9,234	24,101
Tronox Holdings PLC	32,654	554,791
Westlake Corp.	9,002	1,326,535
		32,080,129
Construction Materials - 0.3%
Eagle Materials, Inc.	9,693	2,430,132
Knife River Holding Co.	15,913	1,244,237
Summit Materials, Inc. (a)	33,798	1,314,742
United States Lime & Minerals, Inc.	580	179,800
		5,168,911
Containers & Packaging - 1.2%
Aptargroup, Inc.	18,520	2,673,918
Ardagh Metal Packaging SA	39,431	155,752
Berry Global Group, Inc.	32,544	1,843,292
Crown Holdings, Inc.	33,666	2,762,969
Graphic Packaging Holding Co.	86,120	2,226,202
Greif, Inc. Class A	6,731	412,476
Myers Industries, Inc.	10,418	228,154
O-I Glass, Inc. (a)	43,569	651,792
Pactiv Evergreen, Inc.	10,761	163,998
Ranpak Holdings Corp. (A Shares) (a)	10,718	77,598
Sealed Air Corp.	40,672	1,280,355
Silgan Holdings, Inc.	22,764	1,062,168
Sonoco Products Co.	27,513	1,542,104
TriMas Corp.	11,697	304,005
WestRock Co.	72,165	3,461,033
		18,845,816
Metals & Mining - 1.6%
Alcoa Corp.	50,208	1,764,309
Alpha Metallurgical Resources	3,328	1,088,655
American Battery Technology Co. (a)(b)	14,086	18,312
AngloGold Ashanti PLC	117,988	2,712,544
Arch Resources, Inc. (b)	5,171	821,051
ATI, Inc. (a)	35,888	2,142,514
Carpenter Technology Corp.	13,900	1,191,230
Century Aluminum Co. (a)	14,704	255,114
Cleveland-Cliffs, Inc. (a)	140,171	2,368,890
Coeur d'Alene Mines Corp. (a)	107,771	487,125
Commercial Metals Co.	32,725	1,758,642
Compass Minerals International, Inc.	9,285	115,598
Gatos Silver, Inc. (a)	12,879	123,252
Haynes International, Inc.	3,537	212,751
Hecla Mining Co.	159,573	754,780
Kaiser Aluminum Corp.	4,458	403,404
Materion Corp.	5,813	668,146
McEwen Mining, Inc. (a)	11,516	131,973
Metallus, Inc. (a)	10,646	218,882
MP Materials Corp. (a)(b)	40,545	648,720
Olympic Steel, Inc.	2,824	179,522
Piedmont Lithium, Inc. (a)(b)	4,844	59,339
Radius Recycling, Inc. Class A	7,051	122,828
Ramaco Resources, Inc. (b)	9,819	153,962
Royal Gold, Inc.	18,472	2,219,041
Ryerson Holding Corp.	8,281	236,423
SunCoke Energy, Inc.	23,881	246,213
United States Steel Corp.	62,920	2,296,580
Universal Stainless & Alloy Products, Inc. (a)	2,383	62,315
Warrior Metropolitan Coal, Inc.	14,640	1,000,644
Worthington Steel, Inc.	8,554	263,378
		24,726,137
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,564	205,563
Glatfelter Corp. (a)	11,955	17,096
Louisiana-Pacific Corp.	18,084	1,323,568
Mercer International, Inc. (SBI)	12,056	122,127
Sylvamo Corp.	9,940	621,250
		2,289,604
TOTAL MATERIALS		83,110,597
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Acadia Realty Trust (SBI)	29,283	506,010
Agree Realty Corp.	28,381	1,623,961
Alexander & Baldwin, Inc.	21,355	351,717
Alexanders, Inc.	600	126,936
American Assets Trust, Inc.	14,117	301,398
American Homes 4 Rent Class A	89,453	3,202,417
Americold Realty Trust	75,080	1,649,508
Apartment Income (REIT) Corp.	40,612	1,558,689
Apartment Investment & Management Co. Class A (a)	38,075	304,600
Apple Hospitality (REIT), Inc.	60,421	891,814
Armada Hoffler Properties, Inc.	19,375	203,825
Boston Properties, Inc.	40,682	2,517,809
Brandywine Realty Trust (SBI)	48,050	218,147
Brixmor Property Group, Inc.	84,979	1,878,036
Broadstone Net Lease, Inc.	53,327	776,441
Camden Property Trust (SBI)	30,101	3,000,468
CareTrust (REIT), Inc.	36,882	911,723
CBL & Associates Properties, Inc.	7,363	160,145
Centerspace	4,348	292,403
Chatham Lodging Trust	14,339	131,489
City Office REIT, Inc.	11,449	53,352
Community Healthcare Trust, Inc.	6,832	181,253
COPT Defense Properties (SBI)	31,915	765,003
Cousins Properties, Inc.	43,140	989,632
CTO Realty Growth, Inc.	6,161	106,893
CubeSmart	63,416	2,564,543
DiamondRock Hospitality Co.	60,120	535,068
Diversified Healthcare Trust (SBI)	59,690	140,868
Douglas Emmett, Inc.	47,176	646,783
Easterly Government Properties, Inc.	27,326	319,441
EastGroup Properties, Inc.	13,478	2,093,942
Elme Communities (SBI)	24,991	378,864
Empire State Realty Trust, Inc.	37,522	341,450
EPR Properties	21,425	869,641
Equity Commonwealth (a)	30,416	569,388
Equity Lifestyle Properties, Inc.	52,398	3,159,075
Essential Properties Realty Trust, Inc.	44,344	1,168,021
Farmland Partners, Inc.	12,631	135,910
Federal Realty Investment Trust (SBI)	20,668	2,152,986
First Industrial Realty Trust, Inc.	37,194	1,689,351
Four Corners Property Trust, Inc.	25,828	605,667
Getty Realty Corp.	14,109	382,354
Gladstone Commercial Corp.	12,134	162,232
Gladstone Land Corp.	9,858	124,999
Global Medical REIT, Inc.	18,186	147,488
Global Net Lease, Inc.	55,490	385,656
Healthcare Realty Trust, Inc.	107,407	1,528,402
Highwoods Properties, Inc. (SBI)	29,920	783,904
Hudson Pacific Properties, Inc. (b)	35,093	203,539
Independence Realty Trust, Inc.	63,508	1,001,521
Industrial Logistics Properties Trust	15,972	56,221
InvenTrust Properties Corp.	19,400	491,596
JBG SMITH Properties	24,855	373,074
Kilroy Realty Corp.	30,174	1,019,881
Kimco Realty Corp.	187,253	3,488,523
Kite Realty Group Trust	62,161	1,355,110
Lamar Advertising Co. Class A	24,624	2,852,690
LTC Properties, Inc.	11,964	396,008
LXP Industrial Trust (REIT)	83,378	696,206
Medical Properties Trust, Inc. (b)	168,634	775,716
National Health Investors, Inc.	12,301	775,701
National Storage Affiliates Trust	21,933	768,532
Net Lease Office Properties	4,142	94,686
NETSTREIT Corp.	19,991	336,848
NexPoint Residential Trust, Inc.	6,486	222,081
NNN (REIT), Inc.	51,539	2,088,876
Office Properties Income Trust	13,320	26,906
Omega Healthcare Investors, Inc.	69,065	2,100,267
One Liberty Properties, Inc.	4,666	106,898
Orion Office (REIT), Inc.	15,560	48,547
Outfront Media, Inc.	40,961	649,641
Paramount Group, Inc.	47,348	219,695
Park Hotels & Resorts, Inc.	59,391	957,977
Peakstone Realty Trust	10,235	142,983
Pebblebrook Hotel Trust	34,223	497,260
Phillips Edison & Co., Inc.	34,783	1,137,404
Piedmont Office Realty Trust, Inc. Class A	36,042	248,329
Plymouth Industrial REIT, Inc.	10,937	228,365
Postal Realty Trust, Inc.	6,580	91,133
Potlatch Corp.	22,517	900,905
Rayonier, Inc.	38,505	1,142,058
Regency Centers Corp.	46,210	2,736,556
Retail Opportunity Investments Corp.	36,122	443,217
Rexford Industrial Realty, Inc.	59,497	2,547,067
RLJ Lodging Trust	44,429	488,719
Ryman Hospitality Properties, Inc.	16,875	1,779,975
Sabra Health Care REIT, Inc.	65,323	909,296
Safehold, Inc.	12,554	228,985
Saul Centers, Inc.	3,741	136,210
Service Properties Trust	47,760	292,769
SITE Centers Corp.	51,194	690,607
SL Green Realty Corp.	18,276	910,693
STAG Industrial, Inc.	51,394	1,767,440
Summit Hotel Properties, Inc.	31,444	188,978
Sunstone Hotel Investors, Inc.	58,744	599,189
Tanger, Inc.	30,503	864,760
Terreno Realty Corp.	26,453	1,437,721
The Macerich Co.	60,935	838,466
UMH Properties, Inc.	18,190	289,585
Uniti Group, Inc.	67,331	387,153
Universal Health Realty Income Trust (SBI)	3,631	130,825
Urban Edge Properties	33,576	561,726
Veris Residential, Inc.	22,927	330,378
Vornado Realty Trust	45,058	1,172,860
Whitestone REIT Class B	13,425	154,388
Xenia Hotels & Resorts, Inc.	30,105	417,556
		89,389,998
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	30,954	150,436
Compass, Inc. (a)	93,447	294,358
Cushman & Wakefield PLC (a)	47,388	457,294
Digitalbridge Group, Inc.	40,487	665,606
Douglas Elliman, Inc.	20,007	27,210
eXp World Holdings, Inc.	21,609	215,226
Forestar Group, Inc. (a)	5,044	156,314
Howard Hughes Holdings, Inc.	9,138	595,432
Jones Lang LaSalle, Inc. (a)	13,388	2,419,212
Kennedy-Wilson Holdings, Inc.	33,095	284,286
Marcus & Millichap, Inc.	6,718	212,759
Newmark Group, Inc.	33,983	325,217
Opendoor Technologies, Inc. (a)(b)	162,700	323,773
RE/MAX Holdings, Inc.	4,857	34,096
Redfin Corp. (a)(b)	31,525	176,855
Seritage Growth Properties (a)	10,243	95,670
The RMR Group, Inc.	3,893	92,342
The St. Joe Co.	10,049	574,803
Zillow Group, Inc.:
Class A (a)	15,770	662,340
Class C (a)	43,759	1,862,821
		9,626,050
TOTAL REAL ESTATE		99,016,048
UTILITIES - 2.5%
Electric Utilities - 1.1%
Allete, Inc.	16,158	956,877
Avangrid, Inc.	19,551	714,198
Genie Energy Ltd. Class B	6,158	94,156
Hawaiian Electric Industries, Inc. (b)	31,049	305,833
IDACORP, Inc.	14,216	1,347,392
MGE Energy, Inc. (b)	10,177	797,063
NRG Energy, Inc.	63,404	4,607,569
OGE Energy Corp.	56,040	1,941,786
Otter Tail Corp. (b)	11,737	1,001,870
Pinnacle West Capital Corp.	31,866	2,346,931
PNM Resources, Inc.	24,113	893,628
Portland General Electric Co.	28,391	1,227,343
		16,234,646
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	6,255	662,217
National Fuel Gas Co.	25,890	1,374,759
New Jersey Resources Corp.	27,560	1,204,096
Northwest Natural Holding Co.	10,391	396,417
ONE Gas, Inc.	15,582	1,005,351
Southwest Gas Holdings, Inc.	16,899	1,261,003
Spire, Inc.	15,426	953,173
UGI Corp.	58,924	1,506,097
		8,363,113
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	16,304	59,836
Clearway Energy, Inc.:
Class A	10,679	231,841
Class C (b)	22,388	523,431
Montauk Renewables, Inc. (a)	17,287	62,233
Ormat Technologies, Inc.	15,142	966,514
Sunnova Energy International, Inc. (a)(b)	28,870	121,543
		1,965,398
Multi-Utilities - 0.4%
Avista Corp.	21,742	782,277
Black Hills Corp.	19,123	1,049,853
NiSource, Inc.	115,707	3,223,597
NorthWestern Energy Corp.	17,198	867,467
Unitil Corp.	4,578	233,203
		6,156,397
Water Utilities - 0.3%
American States Water Co.	10,411	737,515
Artesian Resources Corp. Class A	2,810	98,294
California Water Service Group	16,265	798,937
Consolidated Water Co., Inc.	4,112	104,650
Essential Utilities, Inc.	70,493	2,578,634
Middlesex Water Co.	5,064	256,846
SJW Group	8,199	446,436
York Water Co.	4,152	147,438
		5,168,750
TOTAL UTILITIES		37,888,304
TOTAL COMMON STOCKS (Cost $1,466,339,131)		1,538,092,332

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $199,360)	200,000	199,355

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,632,268	1,632,594
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	100,483,283	100,493,331
TOTAL MONEY MARKET FUNDS (Cost $102,125,925)		102,125,925

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $1,568,664,416)	1,640,417,612
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(99,447,120)
NET ASSETS - 100.0%	1,540,970,492

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Jun 2024	1,588,480	1,452	1,452
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Jun 2024	1,150,880	154	154

TOTAL FUTURES CONTRACTS					1,606
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,387.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $9,942 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	607,990	130,140,287	129,115,578	132,083	(105)	-	1,632,594	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	103,999,390	188,002,602	191,508,661	648,192	-	-	100,493,331	0.4%
Total	104,607,380	318,142,889	320,624,239	780,275	(105)	-	102,125,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	46,744,377	46,744,377	-	-
Consumer Discretionary	198,422,917	198,422,917	-	-
Consumer Staples	63,175,373	63,175,373	-	-
Energy	81,715,748	81,715,748	-	-
Financials	248,211,283	248,211,283	-	-
Health Care	193,133,148	193,104,681	9,942	18,525
Industrials	313,791,718	313,791,718	-	-
Information Technology	172,882,819	172,882,819	-	-
Materials	83,110,597	83,110,597	-	-
Real Estate	99,016,048	99,016,048	-	-
Utilities	37,888,304	37,888,304	-	-

U.S. Government and Government Agency Obligations	199,355	-	199,355	-

Money Market Funds	102,125,925	102,125,925	-	-
Total Investments in Securities:	1,640,417,612	1,640,189,790	209,297	18,525
Derivative Instruments: Assets
Futures Contracts	1,606	1,606	-	-
Total Assets	1,606	1,606	-	-
Total Derivative Instruments:	1,606	1,606	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,606	0
Total Equity Risk	1,606	0
Total Value of Derivatives	1,606	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Extended Market Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,313,940) - See accompanying schedule:
Unaffiliated issuers (cost $1,466,538,491)	$1,538,291,687
Fidelity Central Funds (cost $102,125,925)	102,125,925

Total Investment in Securities (cost $1,568,664,416)		$1,640,417,612
Cash		37,970
Foreign currency held at value (cost $271,667)		269,774
Receivable for fund shares sold		794,323
Dividends receivable		667,845
Distributions receivable from Fidelity Central Funds		161,371
Other receivables		25,972
Total assets		1,642,374,867
Liabilities
Payable for investments purchased	$34,069
Payable for fund shares redeemed	820,212
Payable for daily variation margin on futures contracts	56,275
Collateral on securities loaned	100,493,819
Total liabilities		101,404,375
Net Assets		$1,540,970,492
Net Assets consist of:
Paid in capital		$1,455,032,542
Total accumulated earnings (loss)		85,937,950
Net Assets		$1,540,970,492
Net Asset Value, offering price and redemption price per share ($1,540,970,492 ÷ 126,238,080 shares)		$12.21
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$10,873,656
Interest		12,765
Income from Fidelity Central Funds (including $648,192 from security lending)		780,275
Total income		11,666,696
Expenses
Independent trustees' fees and expenses	$3,651
Total expenses before reductions	3,651
Expense reductions	(904)
Total expenses after reductions		2,747
Net Investment income (loss)		11,663,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,000,340)
Redemptions in-kind	45,100,121
Fidelity Central Funds	(105)
Foreign currency transactions	(14,155)
Futures contracts	448,940
Total net realized gain (loss)		44,534,461
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	204,323,022
Assets and liabilities in foreign currencies	17,859
Futures contracts	105,142
Total change in net unrealized appreciation (depreciation)		204,446,023
Net gain (loss)		248,980,484
Net increase (decrease) in net assets resulting from operations		$260,644,433
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,663,949	$23,283,500
Net realized gain (loss)	44,534,461	9,994,020
Change in net unrealized appreciation (depreciation)	204,446,023	(93,786,502)
Net increase (decrease) in net assets resulting from operations	260,644,433	(60,508,982)
Distributions to shareholders	(21,540,620)	(20,138,817)

Share transactions
Proceeds from sales of shares	250,001,911	329,136,690
Reinvestment of distributions	19,026,243	18,225,185
Cost of shares redeemed	(237,780,329)	(261,856,991)

Net increase (decrease) in net assets resulting from share transactions	31,247,825	85,504,884
Total increase (decrease) in net assets	270,351,638	4,857,085

Net Assets
Beginning of period	1,270,618,854	1,265,761,769
End of period	$1,540,970,492	$1,270,618,854

Other Information
Shares
Sold	20,664,600	29,748,985
Issued in reinvestment of distributions	1,582,882	1,734,080
Redeemed	(19,749,238)	(23,837,725)
Net increase (decrease)	2,498,244	7,645,340

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.90	$14.09	$9.48	$9.66	$8.99
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.18	.18	.14	.15
Net realized and unrealized gain (loss)	2.03	(.65)	(2.46)	4.68	(.14)	.56
Total from investment operations	2.12	(.46)	(2.28)	4.86	-	.71
Distributions from net investment income	(.18)	(.17)	(.16)	(.14)	(.13)	(.04)
Distributions from net realized gain	-	-	(.75)	(.11)	(.06)	-
Total distributions	(.18)	(.17)	(.91)	(.25)	(.18) C	(.04)
Net asset value, end of period	$12.21	$10.27	$10.90	$14.09	$9.48	$9.66
Total Return D,E	20.62%	(4.23)%	(16.99)%	51.93%	(.06)%	7.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.55% I	1.74%	1.57%	1.38%	1.55%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,540,970	$1,270,619	$1,265,762	$1,395,074	$591,543	$452,039
Portfolio turnover rate J	8 % I,K	7% K	16% K	25%	26%	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity ZERO® International Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.1
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.0
Nestle SA (Reg. S) (United States of America, Food Products)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	0.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.8
11.7

Market Sectors (% of Fund's net assets)

Financials	23.0
Industrials	13.5
Information Technology	12.2
Consumer Discretionary	11.0
Health Care	8.7
Materials	7.7
Consumer Staples	6.9
Energy	5.5
Communication Services	5.0
Utilities	2.6
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Futures - 2.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity ZERO® International Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 4.7%
AGL Energy Ltd.	90,520	551,318
ALS Ltd.	70,397	588,590
Altium Ltd.	18,390	776,975
Alumina Ltd. (a)	358,471	368,267
AMP Ltd.	395,292	278,220
Ampol Ltd.	35,727	843,650
Ansell Ltd.	18,850	309,915
ANZ Group Holdings Ltd.	441,879	7,973,233
APA Group unit	188,559	1,006,241
Aristocrat Leisure Ltd.	94,116	2,401,839
ASX Ltd.	28,666	1,171,010
Atlas Arteria Ltd. unit	170,857	569,028
Aurizon Holdings Ltd.	274,354	673,882
Bank of Queensland Ltd.	93,291	368,514
Bendigo & Adelaide Bank Ltd.	82,871	519,446
BHP Group Ltd.	746,133	20,463,530
BlueScope Steel Ltd.	66,331	968,129
Brambles Ltd.	205,144	1,929,924
CAR Group Ltd.	55,239	1,197,776
Challenger Ltd.	71,114	306,388
Charter Hall Group unit	68,556	520,630
Cleanaway Waste Management Ltd.	335,229	579,937
Cochlear Ltd.	9,639	2,010,772
Coles Group Ltd.	197,512	2,059,896
Commonwealth Bank of Australia	246,504	18,061,232
Computershare Ltd.	83,804	1,472,300
DEXUS Property Group unit	157,699	716,302
EBOS Group Ltd.	23,169	477,444
Endeavour Group Ltd.	200,154	688,311
Evolution Mining Ltd.	296,959	765,793
Fortescue Ltd.	248,987	4,126,822
Glencore PLC	1,636,425	9,521,644
Goodman Group unit	254,701	5,144,866
IDP Education Ltd.	41,520	432,925
IGO Ltd.	100,628	501,196
Iluka Resources Ltd.	60,968	296,464
Incitec Pivot Ltd.	294,133	528,142
Insurance Australia Group Ltd.	354,171	1,467,322
JB Hi-Fi Ltd.	16,321	636,880
Lendlease Group unit	99,933	412,128
Lynas Rare Earths Ltd. (a)	139,446	583,073
Macquarie Group Ltd.	52,711	6,311,537
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	149
Medibank Private Ltd.	407,330	933,543
Metcash Ltd.	141,496	358,818
Mineral Resources Ltd.	25,616	1,162,002
Mirvac Group unit	594,343	778,749
National Australia Bank Ltd.	457,767	9,923,258
NEXTDC Ltd. (a)	90,239	957,931
Northern Star Resources Ltd.	169,343	1,605,157
Orica Ltd.	69,772	807,871
Origin Energy Ltd.	253,286	1,598,594
Orora Ltd.	193,202	270,810
Pilbara Minerals Ltd. (b)	415,859	1,058,737
Pro Medicus Ltd.	7,644	546,126
Qantas Airways Ltd. (a)	122,380	461,728
QBE Insurance Group Ltd.	220,166	2,518,472
Qube Holdings Ltd.	258,126	549,103
Ramsay Health Care Ltd.	27,715	929,013
REA Group Ltd.	7,525	862,576
Reece Ltd.	30,772	545,885
Rio Tinto Ltd.	54,618	4,545,547
Rio Tinto PLC	164,571	11,135,002
Santos Ltd.	478,408	2,347,724
Scentre Group unit	772,885	1,565,131
SEEK Ltd.	52,292	807,798
Seven Group Holdings Ltd.	22,667	550,788
Sonic Healthcare Ltd.	70,197	1,206,383
South32 Ltd.	667,757	1,523,475
Steadfast Group Ltd.	167,635	610,094
Stockland Corp. Ltd. unit	351,036	994,526
Suncorp Group Ltd.	187,078	1,998,071
Technology One Ltd.	42,630	441,528
Telstra Group Ltd.	593,805	1,402,931
The GPT Group	281,463	756,976
The Lottery Corp. Ltd.	329,384	1,027,511
Transurban Group unit	454,884	3,652,018
Treasury Wine Estates Ltd.	120,658	935,728
Vicinity Centres unit	570,038	698,051
Washington H. Soul Pattinson & Co. Ltd.	36,290	759,462
Wesfarmers Ltd.	167,158	7,160,919
Westpac Banking Corp.	514,962	8,551,636
Whitehaven Coal Ltd.	120,628	596,685
WiseTech Global Ltd.	26,955	1,587,988
Woodside Energy Group Ltd.	279,690	5,011,208
Woolworths Group Ltd.	180,045	3,694,005
WorleyParsons Ltd.	54,988	530,810
TOTAL AUSTRALIA		190,542,008
Austria - 0.2%
ams-OSRAM AG (a)	135,692	164,808
Andritz AG	10,643	583,812
BAWAG Group AG (c)	11,634	697,768
CA Immobilien Anlagen AG	6,263	203,858
DO & CO Restaurants & Catering AG	1,025	157,300
Erste Group Bank AG	52,022	2,435,569
Immofinanz AG (a)(d)	7,756	0
Mondi PLC	65,097	1,235,584
OMV AG	20,688	986,455
Raiffeisen International Bank-Holding AG	19,461	360,961
UNIQA Insurance Group AG	17,977	158,277
Verbund AG	12,338	942,765
Voestalpine AG	15,502	415,579
Wienerberger AG	15,672	561,296
TOTAL AUSTRIA		8,904,032
Belgium - 0.6%
Ackermans & Van Haaren SA	3,417	588,930
Aedifica SA	7,050	452,554
Aedifica SA rights (a)(e)	5,998	12,262
Ageas	25,314	1,165,431
Anheuser-Busch InBev SA NV	132,418	7,915,126
Cofinimmo SA	5,271	350,451
D'ieteren Group	3,274	709,983
Elia Group SA/NV	5,056	487,507
Groupe Bruxelles Lambert SA	14,286	1,064,934
KBC Group NV	49,815	3,716,064
Lotus Bakeries SA	58	583,694
Sofina SA	2,284	538,197
Solvay SA Class A	10,419	336,570
Syensqo SA	10,771	1,002,233
UCB SA	17,775	2,362,649
Umicore SA	29,511	656,968
Warehouses de Pauw	25,603	681,449
Warehouses de Pauw rights (a)(e)	25,603	30,602
TOTAL BELGIUM		22,655,604
Brazil - 1.2%
3R Petroleum Oleo e Gas SA	33,195	212,048
Allos SA	58,200	234,028
Ambev SA	650,600	1,522,318
Atacadao SA	73,600	158,324
B3 SA - Brasil Bolsa Balcao	836,800	1,738,835
Banco Bradesco SA	223,759	532,616
Banco BTG Pactual SA unit	169,100	1,087,690
Banco do Brasil SA	423,100	2,234,218
BB Seguridade Participacoes SA	99,900	619,493
BRF SA (a)	131,200	426,502
Caixa Seguridade Participacoes	72,600	218,949
CCR SA	155,400	369,002
Centrais Eletricas Brasileiras SA (Electrobras)	150,051	1,094,044
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	51,200	796,900
Companhia Paranaense de Energia-COPEL	51,600	81,485
Companhia Siderurgica Nacional SA (CSN)	83,900	224,914
Compania de Saneamento do Parana	36,400	180,367
Cosan SA	167,400	467,454
Embraer SA (a)	101,100	649,325
Energisa SA unit	40,600	352,629
Eneva SA (a)	197,200	470,157
ENGIE Brasil Energia SA	35,250	277,650
Equatorial Energia SA	132,424	780,120
Hapvida Participacoes e Investimentos SA (a)(c)	696,800	495,165
Hypera SA (a)	59,200	336,553
Klabin SA unit	121,500	539,106
Localiza Rent a Car SA	126,730	1,196,621
Lojas Renner SA	141,440	417,570
Magazine Luiza SA (a)	449,893	117,832
Multiplan Empreendimentos Imobiliarios SA	37,900	167,071
Natura & Co. Holding SA	121,788	389,104
Nu Holdings Ltd. (a)	355,056	3,855,908
PagSeguro Digital Ltd. (a)	27,618	343,844
Petroleo Brasileiro SA - Petrobras (ON)	555,100	4,731,488
PRIO SA	116,200	1,074,144
Raia Drogasil SA	164,692	811,313
Rede D'Oregon Sao Luiz SA (c)	152,705	764,613
Rumo SA	179,500	696,899
Santos Brasil Participacoes SA	93,000	243,219
Sendas Distribuidora SA	195,800	494,722
StoneCo Ltd. Class A (a)	38,800	605,280
Suzano SA	107,453	1,209,741
Telefonica Brasil SA	52,400	477,721
TIM SA	124,100	420,868
Totvs SA	63,000	334,133
Transmissora Alianca de Energia Eletrica SA	30,500	206,873
Ultrapar Participacoes SA	109,500	545,117
Vale SA	535,143	6,522,590
Vibra Energia SA	175,300	792,000
Weg SA	216,700	1,650,519
Wheaton Precious Metals Corp.	66,789	3,479,539
XP, Inc. (depository receipt)	53,232	1,087,480
Yara International ASA	24,230	692,535
TOTAL BRAZIL		49,428,636
Cameroon - 0.0%
Golar LNG Ltd.	15,485	379,692
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	73,359	4,645,653
Air Canada (a)	49,594	732,031
Alamos Gold, Inc.	58,039	853,732
Algonquin Power & Utilities Corp.	103,588	632,822
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	107,672	5,967,656
AltaGas Ltd.	41,843	917,315
ARC Resources Ltd.	88,204	1,597,302
B2Gold Corp.	187,542	474,083
Bank of Montreal	106,863	9,545,595
Bank of Nova Scotia	178,832	8,204,721
Barrick Gold Corp. (Canada)	258,784	4,301,005
BCE, Inc.	44,557	1,463,926
Bombardier, Inc. Class B (sub. vtg.) (a)	12,919	588,588
Brookfield Asset Management Ltd. Class A	51,104	1,952,246
Brookfield Corp. (Canada) Class A	210,731	8,452,814
Brookfield Infrastructure Corp. Class A	17,600	536,189
CAE, Inc. (a)	46,606	899,179
Cameco Corp.	64,000	2,920,016
Canadian Imperial Bank of Commerce	138,866	6,482,061
Canadian National Railway Co.	85,067	10,324,952
Canadian Natural Resources Ltd.	158,087	11,979,542
Canadian Pacific Kansas City Ltd.	137,286	10,770,267
Canadian Tire Ltd. Class A (non-vtg.)	7,643	738,345
Canadian Utilities Ltd. Class A (non-vtg.)	17,351	387,944
CCL Industries, Inc. Class B	21,211	1,083,161
Celestica, Inc. (sub. vtg.) (a)	17,438	755,079
Cenovus Energy, Inc. (Canada)	195,896	4,024,217
CGI, Inc. Class A (sub. vtg.) (a)	30,450	3,085,367
Colliers International Group, Inc.	6,128	638,151
Constellation Software, Inc.	2,903	7,473,973
Constellation Software, Inc. warrants 3/31/40 (a)(d)	2,626	0
Crescent Point Energy Corp.	84,339	743,744
Descartes Systems Group, Inc. (Canada) (a)	12,528	1,162,115
Dollarama, Inc.	41,475	3,459,840
Element Fleet Management Corp.	57,429	916,511
Emera, Inc.	40,641	1,370,691
Empire Co. Ltd. Class A (non-vtg.)	21,939	511,084
Enbridge, Inc.	313,085	11,132,467
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,336	3,626,938
Finning International, Inc.	21,141	663,262
FirstService Corp.	6,127	899,923
Fortis, Inc.	72,275	2,838,184
Franco-Nevada Corp.	28,334	3,410,824
George Weston Ltd.	8,750	1,151,518
Gibson Energy, Inc.	24,129	395,767
Gildan Activewear, Inc.	25,325	877,862
Great-West Lifeco, Inc.	40,272	1,190,915
Hydro One Ltd. (c)	46,630	1,306,107
iA Financial Corp., Inc.	14,751	894,286
Imperial Oil Ltd.	23,605	1,622,935
Intact Financial Corp.	26,289	4,320,933
Ivanhoe Mines Ltd. (a)	87,316	1,183,537
Keyera Corp.	34,672	889,562
Kinross Gold Corp.	181,914	1,173,426
Loblaw Companies Ltd.	21,522	2,360,049
Magna International, Inc. Class A (sub. vtg.)	39,398	1,883,114
Manulife Financial Corp.	266,151	6,207,902
MEG Energy Corp. (a)	40,694	925,529
Methanex Corp.	9,839	471,134
Metro, Inc.	33,610	1,719,258
National Bank of Canada	49,960	4,011,607
Northland Power, Inc.	37,674	574,969
Nutrien Ltd.	72,973	3,847,826
Onex Corp. (sub. vtg.)	9,923	704,013
Open Text Corp.	39,935	1,410,119
Pan American Silver Corp.	53,867	993,486
Parkland Corp.	20,219	622,880
Pembina Pipeline Corp.	80,926	2,847,532
Power Corp. of Canada (sub. vtg.)	81,006	2,158,355
Quebecor, Inc. Class B (sub. vtg.)	23,300	482,197
Restaurant Brands International, Inc.	46,101	3,497,467
Rogers Communications, Inc. Class B (non-vtg.)	55,127	2,065,085
Royal Bank of Canada	207,182	20,044,725
Saputo, Inc.	36,563	703,027
Shopify, Inc. Class A (a)	177,979	12,495,311
SNC-Lavalin Group, Inc.	26,204	1,006,170
Stantec, Inc.	16,557	1,318,282
Sun Life Financial, Inc.	86,204	4,401,467
Suncor Energy, Inc.	190,119	7,254,532
TC Energy Corp.	152,938	5,479,172
Teck Resources Ltd. Class B (sub. vtg.)	67,612	3,324,488
TELUS Corp.	71,643	1,150,639
TFI International, Inc. (Canada)	11,701	1,523,812
The Toronto-Dominion Bank	261,434	15,509,617
Thomson Reuters Corp.	22,036	3,328,330
TMX Group Ltd.	40,618	1,075,456
Toromont Industries Ltd.	12,105	1,107,929
Tourmaline Oil Corp.	48,029	2,347,286
Tricon Residential, Inc.	38,877	435,465
West Fraser Timber Co. Ltd.	8,399	643,294
Whitecap Resources, Inc. (b)	88,666	672,410
WSP Global, Inc.	18,337	2,782,418
TOTAL CANADA		281,556,715
Chile - 0.2%
Antofagasta PLC	50,674	1,399,365
Banco de Chile	6,536,403	725,094
Banco de Credito e Inversiones	11,466	334,420
Banco Santander Chile	9,243,321	418,816
Cencosud SA	181,272	310,620
Compania Sud Americana de Vapores SA	1,996,558	155,765
Empresas CMPC SA	157,353	310,756
Empresas COPEC SA	53,804	383,950
Enel Americas SA	2,889,985	270,922
Enel Chile SA	3,341,625	198,399
Falabella SA (a)	124,046	332,064
LATAM Airlines Group SA	22,273,252	301,369
Lundin Mining Corp.	98,119	1,120,423
TOTAL CHILE		6,261,963
China - 5.8%
AAC Technology Holdings, Inc.	107,500	342,134
Agricultural Bank of China Ltd. (H Shares)	4,499,000	2,006,153
Airtac International Group	21,650	765,174
Akeso, Inc. (a)(c)	73,000	446,696
Alibaba Group Holding Ltd.	2,188,640	20,492,378
Alibaba Health Information Technology Ltd. (a)	874,000	326,246
Aluminum Corp. of China Ltd. (H Shares)	604,000	400,581
Anhui Conch Cement Co. Ltd. (H Shares)	175,000	406,012
Anta Sports Products Ltd.	175,600	1,987,966
Autohome, Inc. ADR Class A	9,206	236,594
Baidu, Inc. Class A (a)	334,428	4,332,711
Bank of China Ltd. (H Shares)	12,316,000	5,523,608
Bank of Communications Co. Ltd. (H Shares)	3,143,000	2,263,146
BeiGene Ltd. (a)	114,863	1,362,574
Bilibili, Inc. Class Z (a)(b)	36,935	469,007
BOC Hong Kong (Holdings) Ltd.	528,500	1,619,902
Brilliance China Automotive Holdings Ltd.	392,000	325,511
BYD Co. Ltd. (H Shares)	137,707	3,774,905
BYD Electronic International Co. Ltd.	106,500	358,776
CGN Power Co. Ltd. (H Shares) (c)	1,603,000	537,499
China CITIC Bank Corp. Ltd. (H Shares)	1,314,000	768,734
China Coal Energy Co. Ltd. (H Shares)	292,000	294,143
China Construction Bank Corp. (H Shares)	14,522,000	9,395,604
China Everbright International Ltd.	470,000	190,579
China Feihe Ltd. (c)	480,000	262,496
China Galaxy Securities Co. Ltd. (H Shares)	510,500	276,521
China Gas Holdings Ltd.	431,800	404,308
China Hongqiao Group Ltd. (b)	330,000	455,360
China International Capital Corp. Ltd. (H Shares) (c)	208,000	250,816
China Life Insurance Co. Ltd. (H Shares)	1,097,000	1,444,665
China Longyuan Power Grid Corp. Ltd. (H Shares)	502,000	351,668
China Mengniu Dairy Co. Ltd.	449,000	930,094
China Merchants Bank Co. Ltd. (H Shares)	486,500	2,106,962
China Merchants Holdings International Co. Ltd.	177,272	234,108
China Minsheng Banking Corp. Ltd. (H Shares)	922,500	337,526
China National Building Materials Co. Ltd. (H Shares)	642,000	248,414
China Oilfield Services Ltd. (H Shares)	262,000	280,158
China Overseas Land and Investment Ltd.	552,500	1,015,977
China Pacific Insurance (Group) Co. Ltd. (H Shares)	382,400	837,868
China Petroleum & Chemical Corp. (H Shares)	3,592,000	2,144,072
China Power International Development Ltd.	673,000	271,580
China Railway Group Ltd. (H Shares)	639,000	315,320
China Resource Gas Group Ltd.	132,600	416,758
China Resources Beer Holdings Co. Ltd.	228,000	1,039,238
China Resources Land Ltd.	424,000	1,524,635
China Resources Mixc Lifestyle Services Ltd. (c)	82,355	289,870
China Resources Power Holdings Co. Ltd.	258,000	641,609
China Shenhua Energy Co. Ltd. (H Shares)	497,500	2,064,859
China State Construction International Holdings Ltd.	260,000	274,327
China Tower Corp. Ltd. (H Shares) (c)	6,818,000	798,111
ChinaSoft International Ltd.	360,000	216,477
Chow Tai Fook Jewellery Group Ltd.	333,200	453,368
CITIC Pacific Ltd.	953,000	901,922
CITIC Securities Co. Ltd. (H Shares)	215,375	342,902
Cmoc Group Ltd. (H Shares)	531,000	498,190
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	489,000	632,685
Country Garden Holdings Co. Ltd. (a)	1,610,120	102,403
Country Garden Services Holdings Co. Ltd.	299,000	199,475
CRRC Corp. Ltd. (H Shares)	648,000	357,691
CSPC Pharmaceutical Group Ltd.	1,228,160	1,008,482
Daqo New Energy Corp. ADR (a)	8,643	165,946
ENN Energy Holdings Ltd.	111,700	951,728
ESR Group Ltd. (c)	336,600	368,870
Far East Horizon Ltd.	259,000	192,258
Full Truck Alliance Co. Ltd. ADR	100,378	864,255
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	92,400	553,205
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	55,520	162,811
GCL Technology Holdings Ltd.	3,120,000	462,112
Geely Automobile Holdings Ltd.	771,000	927,944
Genscript Biotech Corp. (a)	168,000	247,745
Giant Biogene Holding Co. Ltd. (c)	61,000	371,657
Great Wall Motor Co. Ltd. (H Shares)	353,000	533,433
H World Group Ltd.	204,940	762,515
Haidilao International Holding Ltd. (c)	251,000	566,308
Haier Smart Home Co. Ltd.	344,400	1,275,666
Hansoh Pharmaceutical Group Co. Ltd. (c)	150,000	331,454
Hengan International Group Co. Ltd.	98,000	329,003
Huaneng Power International, Inc. (H Shares) (a)	594,000	378,082
Huatai Securities Co. Ltd. (H Shares) (c)	199,400	235,814
Hygeia Healthcare Holdings Co. (c)	47,600	196,466
Industrial & Commercial Bank of China Ltd. (H Shares)	10,478,000	5,618,603
Innovent Biologics, Inc. (a)(c)	198,000	958,511
iQIYI, Inc. ADR (a)	73,094	354,506
JD Health International, Inc. (a)(c)	154,350	526,461
JD Logistics, Inc. (a)(c)	282,700	305,973
JD.com, Inc. Class A	362,426	5,221,969
Kanzhun Ltd. ADR	49,178	973,233
KE Holdings, Inc. ADR	97,359	1,472,068
Kingboard Chemical Holdings Ltd.	92,000	202,195
Kingdee International Software Group Co. Ltd. (a)	421,000	444,166
Kingsoft Corp. Ltd.	141,400	459,406
Kuaishou Technology Class B (a)(c)	371,700	2,605,881
Kunlun Energy Co. Ltd.	572,000	554,485
Lenovo Group Ltd.	1,008,000	1,133,758
Li Auto, Inc. Class A (a)	171,832	2,251,326
Li Ning Co. Ltd.	340,500	891,384
Longfor Properties Co. Ltd. (c)	249,376	369,362
Meituan Class B (a)(c)	640,090	8,740,129
MINISO Group Holding Ltd. ADR	17,635	396,258
NetEase, Inc.	256,470	4,807,438
New China Life Insurance Co. Ltd. (H Shares)	121,000	232,049
New Oriental Education & Technology Group, Inc. (a)	220,440	1,751,609
NIO, Inc. sponsored ADR (a)(b)	206,261	973,552
Nongfu Spring Co. Ltd. (H Shares) (c)	259,400	1,523,954
PDD Holdings, Inc. ADR (a)	101,795	12,742,698
People's Insurance Co. of China Group Ltd. (H Shares)	1,191,000	390,916
PetroChina Co. Ltd. (H Shares)	3,108,000	2,895,853
PICC Property & Casualty Co. Ltd. (H Shares)	1,018,000	1,264,746
Ping An Insurance Group Co. of China Ltd. (H Shares)	923,000	4,183,113
Pop Mart International Group Ltd. (c)	97,800	418,528
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,109,000	574,631
Prosus NV	223,400	7,474,953
Qifu Technology, Inc. ADR	19,603	358,539
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	339,200	230,028
Shenzhou International Group Holdings Ltd.	118,000	1,159,847
Silergy Corp.	48,000	636,361
Sinopharm Group Co. Ltd. (H Shares)	202,000	510,123
SITC International Holdings Co. Ltd.	197,000	427,213
Smoore International Holdings Ltd. (c)	254,000	221,212
Sunny Optical Technology Group Co. Ltd.	103,400	500,220
TAL Education Group ADR (a)	69,243	833,686
Tencent Holdings Ltd.	903,200	39,635,307
Tencent Music Entertainment Group ADR (a)	92,519	1,161,113
Tingyi (Cayman Islands) Holding Corp.	274,000	302,413
Tongcheng Travel Holdings Ltd.	161,600	425,312
Topsports International Holdings Ltd. (c)	407,000	282,651
Trip.com Group Ltd. (a)	81,896	3,988,938
Tsingtao Brewery Co. Ltd. (H Shares)	90,000	648,576
Vipshop Holdings Ltd. ADR	39,856	599,434
Want Want China Holdings Ltd.	756,000	431,186
Weichai Power Co. Ltd. (H Shares)	276,000	563,968
Wharf Holdings Ltd.	140,000	450,430
Wilmar International Ltd.	448,100	1,053,292
WuXi AppTec Co. Ltd. (H Shares) (c)	53,384	240,286
Wuxi Biologics (Cayman), Inc. (a)(c)	525,000	909,477
Xiaomi Corp. Class B (a)(c)	2,265,600	4,938,844
Xinyi Solar Holdings Ltd.	683,097	470,016
XPeng, Inc. Class A (a)(b)	181,114	734,265
Yadea Group Holdings Ltd. (c)	180,000	346,261
Yangzijiang Shipbuilding Holdings Ltd.	389,100	499,454
Yankuang Energy Group Co. Ltd. (H Shares)	317,000	687,691
Yum China Holdings, Inc.	60,067	2,193,046
Zhaojin Mining Industry Co. Ltd. (H Shares)	215,000	346,243
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	79,300	284,212
Zijin Mining Group Co. Ltd. (H Shares)	846,000	1,845,525
ZTE Corp. (H Shares)	109,000	234,933
ZTO Express, Inc. sponsored ADR	63,342	1,329,549
TOTAL CHINA		234,628,185
Colombia - 0.0%
Bancolombia SA	39,545	340,714
Interconexion Electrica SA ESP	62,818	289,831
TOTAL COLOMBIA		630,545
Czech Republic - 0.0%
CEZ A/S	25,507	941,529
Komercni Banka A/S	11,384	419,971
MONETA Money Bank A/S (c)	53,587	216,220
TOTAL CZECH REPUBLIC		1,577,720
Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	92	131,111
Series B	604	880,648
Ascendis Pharma A/S sponsored ADR (a)	6,883	952,883
Carlsberg A/S Series B	13,263	1,784,044
Coloplast A/S Series B	18,277	2,203,570
Danske Bank A/S	100,346	2,900,298
Demant A/S (a)	14,115	679,404
DSV A/S	26,528	3,787,383
Genmab A/S (a)	9,745	2,705,506
Novo Nordisk A/S Series B	475,726	61,008,201
Novonesis (NOVOZYMES) B Series B	51,726	2,876,093
ORSTED A/S (a)(c)	27,818	1,535,206
Pandora A/S	12,471	1,908,417
Svitzer A/S	1,392	46,776
Tryg A/S	51,344	1,017,491
Vestas Wind Systems A/S (a)	148,896	4,013,794
TOTAL DENMARK		88,430,825
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	59,323	77,114
Commercial International Bank SAE	381,823	573,732
Eastern Co. SAE	138,445	63,653
EFG Holding SAE	159,488	49,330
Elsewedy Electric Co.	72,330	46,935
Misr Fertilizers Production Co. SAE	51,439	45,096
Talaat Moustafa Group Holding	157,619	168,061
TOTAL EGYPT		1,023,921
Finland - 0.7%
Elisa Corp. (A Shares)	22,127	999,342
Fortum Corp.	64,357	850,281
Huhtamaki Oyj	14,249	546,827
Kesko Oyj	39,893	682,458
Kone OYJ (B Shares)	59,501	2,908,276
Metso Corp.	103,433	1,178,346
Neste OYJ	63,529	1,446,813
Nokia Corp.	778,122	2,828,747
Nordea Bank Abp	520,946	6,079,058
Orion Oyj (B Shares)	15,706	599,892
Sampo Oyj (A Shares)	68,737	2,781,664
Stora Enso Oyj (R Shares)	90,451	1,211,443
UPM-Kymmene Corp.	78,675	2,764,028
Valmet Corp. (b)	23,441	586,881
Wartsila Corp.	71,197	1,319,038
TOTAL FINLAND		26,783,094
France - 5.9%
Accor SA	26,125	1,151,748
Adevinta ASA Class B (a)	45,877	468,331
Air Liquide SA	77,161	15,091,042
Airbus Group NV	90,843	14,948,921
Arkema SA	9,366	970,053
AXA SA	257,486	8,914,157
BNP Paribas SA	148,789	10,707,132
Bouygues SA	28,541	1,054,184
Bureau Veritas SA	42,037	1,230,113
Capgemini SA	22,889	4,810,835
Carrefour SA	78,289	1,317,073
Compagnie de St.-Gobain	74,639	5,902,647
Compagnie Generale des Etablissements Michelin SCA Series B	105,220	4,042,410
Credit Agricole SA	165,475	2,560,433
Danone SA	92,851	5,811,295
Dassault Systemes SA	98,785	3,877,501
Edenred SA	36,858	1,748,828
Eiffage SA	11,133	1,191,678
Engie SA	258,834	4,493,518
EssilorLuxottica SA	42,076	9,016,624
Getlink SE	47,632	813,326
Hermes International SCA	4,975	11,951,279
Kering SA	10,192	3,589,378
L'Oreal SA	33,881	15,896,778
Legrand SA	38,988	4,006,664
LVMH Moet Hennessy Louis Vuitton SE	38,412	31,553,013
Orange SA	270,696	3,012,923
Pernod Ricard SA	29,420	4,458,377
Publicis Groupe SA	34,378	3,793,501
Renault SA	27,864	1,389,882
Safran SA	50,997	11,057,783
Sartorius Stedim Biotech	4,133	895,380
Societe Generale Series A	101,971	2,747,614
Sodexo SA	11,919	1,039,856
Teleperformance	9,417	859,059
Thales SA	13,969	2,354,674
TotalEnergies SE	330,460	23,990,974
Unibail-Rodamco-Westfield NV	14,950	1,252,120
Veolia Environnement SA	89,915	2,795,249
VINCI SA	74,617	8,743,326
Vivendi SA	92,182	941,071
TOTAL FRANCE		236,450,750
Germany - 4.8%
adidas AG	24,399	5,895,142
Allianz SE	57,682	16,369,280
BASF AG	131,541	6,900,406
Bayer AG	144,865	4,228,308
Bayerische Motoren Werke AG (BMW)	42,705	4,669,136
Beiersdorf AG	14,461	2,169,077
BioNTech SE ADR (a)	13,209	1,173,223
Brenntag SE	21,826	1,743,692
Carl Zeiss Meditec AG	5,314	562,006
Commerzbank AG	153,654	2,289,155
Continental AG	15,918	1,033,531
Covestro AG (a)(c)	27,905	1,399,075
Daimler Truck Holding AG	76,393	3,449,391
Deutsche Bank AG	300,576	4,814,828
Deutsche Borse AG	27,977	5,393,742
Deutsche Lufthansa AG	91,187	653,371
Deutsche Telekom AG	513,795	11,768,765
DHL Group	138,775	5,810,500
E.ON SE	331,235	4,383,326
Fresenius Medical Care AG & Co. KGaA	29,346	1,235,546
Fresenius SE & Co. KGaA	60,724	1,812,586
GEA Group AG	22,238	899,458
Hannover Reuck SE	8,883	2,203,138
HeidelbergCement AG	19,470	1,966,466
Henkel AG & Co. KGaA	14,470	1,040,516
Infineon Technologies AG	192,400	6,676,862
Knorr-Bremse AG	9,944	737,900
LEG Immobilien AG	10,801	921,224
Mercedes-Benz Group AG (Germany)	118,186	8,939,692
Merck KGaA	19,045	3,027,383
MTU Aero Engines AG	7,965	1,926,156
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,103	8,843,307
Nemetschek SE	8,321	741,938
Puma AG	14,930	689,333
Rheinmetall AG	6,422	3,544,660
RWE AG	99,840	3,477,978
SAP SE	150,185	27,118,462
Scout24 AG (c)	11,271	831,163
Siemens AG	110,788	20,754,312
Siemens Energy AG (a)	75,179	1,548,459
Siemens Healthineers AG (c)	41,503	2,301,650
Symrise AG	19,587	2,104,957
Vonovia SE	120,103	3,470,499
Zalando SE (a)(c)	31,898	834,619
TOTAL GERMANY		192,354,218
Greece - 0.1%
Alpha Bank SA (a)	301,161	511,828
Eurobank Ergasias Services and Holdings SA (a)	367,449	788,205
GEK Terna Holding Real Estate Construction SA	7,838	140,360
Hellenic Telecommunications Organization SA	27,226	414,914
Jumbo SA	16,053	499,905
Motor Oil (HELLAS) Corinth Refineries SA	9,818	284,576
Mytilineos SA	15,470	630,666
National Bank of Greece SA (a)	81,358	656,399
OPAP SA	26,921	448,477
Piraeus Financial Holdings SA (a)	147,042	589,043
Public Power Corp. of Greece (a)	31,630	379,412
Star Bulk Carriers Corp.	11,468	278,902
Terna Energy SA	7,438	144,786
TOTAL GREECE		5,767,473
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	18,098	372,786
Hong Kong - 1.1%
AIA Group Ltd.	1,668,400	12,219,959
ASMPT Ltd.	44,800	556,760
CK Asset Holdings Ltd.	276,829	1,180,835
CK Infrastructure Holdings Ltd.	87,500	494,300
CLP Holdings Ltd.	246,000	1,935,051
Futu Holdings Ltd. ADR (a)	8,561	550,558
Hang Lung Properties Ltd.	245,000	270,410
Hang Seng Bank Ltd.	106,700	1,407,008
Henderson Land Development Co. Ltd.	193,500	583,368
HKT Trust/HKT Ltd. unit	541,000	597,252
Hong Kong & China Gas Co. Ltd.	1,589,393	1,208,499
Hong Kong Exchanges and Clearing Ltd.	175,753	5,584,451
Hongkong Land Holdings Ltd.	157,339	502,726
Jardine Matheson Holdings Ltd.	30,261	1,158,063
Link (REIT)	377,634	1,618,084
MTR Corp. Ltd.	227,998	749,301
New World Development Co. Ltd.	191,000	202,833
Orient Overseas International Ltd.	19,500	284,408
Power Assets Holdings Ltd.	204,500	1,173,044
Prudential PLC	405,712	3,528,619
Sino Biopharmaceutical Ltd.	1,493,500	510,327
Sino Land Ltd.	514,819	550,444
Sun Hung Kai Properties Ltd.	223,000	2,057,166
Swire Pacific Ltd. (A Shares)	63,000	533,529
Swire Properties Ltd.	147,800	305,675
Techtronic Industries Co. Ltd.	194,500	2,687,854
WH Group Ltd. (c)	1,178,500	856,581
Wharf Real Estate Investment Co. Ltd.	228,000	707,373
Xinyi Glass Holdings Ltd.	357,931	382,487
TOTAL HONG KONG		44,396,965
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	65,717	539,314
OTP Bank PLC	33,376	1,656,162
Richter Gedeon PLC	18,758	477,673
TOTAL HUNGARY		2,673,149
India - 3.9%
Adani Enterprises Ltd.	53,680	1,960,921
Adani Green Energy Ltd. (a)	55,941	1,201,755
Adani Ports & Special Economic Zone Ltd.	105,929	1,677,654
Adani Power Ltd. (a)	113,230	828,022
Asian Paints Ltd.	66,639	2,291,592
Axis Bank Ltd.	336,865	4,700,657
Bajaj Auto Ltd.	9,953	1,062,258
Bajaj Finance Ltd.	41,053	3,404,468
Bharat Electronics Ltd.	525,388	1,468,763
Bharat Petroleum Corp. Ltd.	140,191	1,019,821
Bharti Airtel Ltd.	373,470	5,909,859
Coal India Ltd.	334,352	1,817,337
DLF Ltd.	90,357	962,445
GAIL India Ltd.	395,192	986,956
HCL Technologies Ltd.	156,180	2,547,351
HDFC Bank Ltd.	828,390	15,039,773
Hindalco Industries Ltd.	215,186	1,654,476
Hindustan Aeronautics Ltd.	27,435	1,294,333
Hindustan Unilever Ltd.	131,956	3,523,163
ICICI Bank Ltd.	765,485	10,544,579
Indian Oil Corp. Ltd.	560,041	1,130,616
IndusInd Bank Ltd.	84,964	1,539,997
Infosys Ltd.	526,248	8,882,918
InterGlobe Aviation Ltd. (a)(c)	21,518	1,025,772
ITC Ltd.	442,049	2,304,292
Jio Financial Services Ltd.	478,000	2,151,893
Kotak Mahindra Bank Ltd.	161,468	3,137,301
Larsen & Toubro Ltd.	99,336	4,268,835
Ltimindtree Ltd. (c)	13,417	753,364
Mahindra & Mahindra Ltd.	141,292	3,643,434
Maruti Suzuki India Ltd.	20,299	3,113,373
NTPC Ltd.	700,901	3,045,204
Oil & Natural Gas Corp. Ltd.	575,100	1,940,845
Power Finance Corp. Ltd.	212,952	1,122,204
Power Grid Corp. of India Ltd.	669,466	2,413,928
REC Ltd.	181,512	1,099,232
Reliance Industries Ltd.	508,418	17,842,563
Shriram Finance Ltd.	40,733	1,242,415
State Bank of India	263,215	2,599,286
Sun Pharmaceutical Industries Ltd.	158,428	2,845,376
Suzlon Energy Ltd. (a)	1,478,354	732,370
Tata Consultancy Services Ltd.	151,030	6,891,066
Tata Motors Ltd.	264,714	3,191,294
Tata Power Co. Ltd./The	249,206	1,337,048
Tata Steel Ltd.	1,202,837	2,370,338
Titan Co. Ltd.	61,626	2,643,454
Trent Ltd.	26,644	1,406,001
Ultratech Cement Ltd.	16,887	2,013,445
Varun Beverages Ltd.	68,681	1,214,608
Vedanta Ltd.	176,645	842,827
Wipro Ltd.	207,284	1,141,214
Yes Bank Ltd. (a)	2,583,905	807,926
Zomato Ltd. (a)	806,588	1,861,017
TOTAL INDIA		156,451,639
Indonesia - 0.5%
PT Adaro Energy Indonesia Tbk	2,169,700	360,599
PT Aneka Tambang Tbk	1,168,300	117,438
PT Astra International Tbk	3,001,300	947,077
PT Bank Central Asia Tbk	8,169,600	4,912,255
PT Bank Mandiri (Persero) Tbk	6,597,800	2,788,739
PT Bank Negara Indonesia (Persero) Tbk	2,202,300	708,562
PT Bank Rakyat Indonesia (Persero) Tbk	10,495,553	3,177,041
PT Barito Pacific Tbk	4,186,680	261,637
PT Bumi Resources Minerals Tbk (a)	12,825,900	120,343
PT Bumi Resources Tbk (a)	23,716,600	144,265
PT Charoen Pokphand Indonesia Tbk	1,120,300	340,847
PT GoTo Gojek Tokopedia Tbk (a)	147,977,396	569,162
PT Indah Kiat Pulp & Paper Tbk	392,700	226,021
PT Indofood CBP Sukses Makmur Tbk	323,900	216,501
PT Indofood Sukses Makmur Tbk	667,600	256,361
PT Indosat Tbk	297,900	201,318
PT Kalbe Farma Tbk	2,765,100	245,451
PT Merdeka Copper Gold Tbk (a)	1,578,710	254,261
PT Mitra Adiperkasa Tbk	1,166,100	112,819
PT Mitra Keluarga Karyasehat Tbk	753,300	133,278
PT Perusahaan Gas Negara Tbk Series B	1,452,900	131,201
PT Sarana Menara Nusantara Tbk	3,119,500	154,126
PT Semen Indonesia (Persero) Tbk	454,560	130,389
PT Sumber Alfaria Trijaya Tbk	2,741,700	493,092
PT Telkom Indonesia Persero Tbk	7,068,300	1,370,250
PT United Tractors Tbk	221,000	336,825
TOTAL INDONESIA		18,709,858
Ireland - 0.3%
AerCap Holdings NV (a)	29,598	2,500,735
AIB Group PLC	226,941	1,178,504
Bank of Ireland Group PLC	146,571	1,571,245
Kerry Group PLC Class A	22,850	1,970,350
Kingspan Group PLC (Ireland)	23,087	2,065,934
Smurfit Kappa Group PLC	38,477	1,673,303
TOTAL IRELAND		10,960,071
Israel - 0.5%
Airport City Ltd. (a)	8,600	132,942
Alony Hetz Properties & Investments Ltd.	21,592	140,344
Amot Investments Ltd.	30,267	127,486
Azrieli Group	5,632	364,413
Bank Hapoalim BM (Reg.)	186,959	1,691,882
Bank Leumi le-Israel BM	225,751	1,767,804
Bezeq The Israel Telecommunication Corp. Ltd.	306,687	380,977
Big Shopping Centers Ltd. (a)	1,755	181,333
Camtek Ltd.	4,021	333,682
Check Point Software Technologies Ltd. (a)	13,668	2,042,273
Clal Insurance Enterprises Holdings Ltd. (a)	9,004	150,811
Delek Group Ltd.	1,433	169,663
Elbit Systems Ltd. (Israel)	3,670	749,370
Electra Israel Ltd.	265	101,279
Enlight Renewable Energy Ltd. (a)	17,247	278,181
First International Bank of Israel	7,412	295,359
Global-e Online Ltd. (a)(b)	14,162	474,852
Harel Insurance Investments and Financial Services Ltd.	16,348	149,994
Icl Group Ltd.	105,847	498,450
Isracard Ltd.	30,484	111,943
Israel Corp. Ltd. (Class A)	637	152,472
Israel Discount Bank Ltd. (Class A)	185,141	953,996
JFrog Ltd. (a)	11,758	468,909
Kornit Digital Ltd. (a)	6,826	105,189
Melisron Ltd.	3,549	243,957
Mivne Real Estate KD Ltd.	83,164	200,595
Mizrahi Tefahot Bank Ltd.	22,498	821,957
NICE Ltd. (a)	9,355	2,093,696
Nova Ltd. (a)	4,216	729,362
Perion Network Ltd. (a)(b)	6,432	80,979
Plus500 Ltd.	9,072	245,083
Reit 1 Ltd.	25,237	101,578
Sapiens International Corp. NV	4,568	141,741
Shufersal Ltd.	39,716	262,392
Strauss Group Ltd.	6,955	127,886
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	165,570	2,326,259
The Phoenix Holdings Ltd.	23,889	229,272
Tower Semiconductor Ltd. (a)	15,789	515,659
Wix.com Ltd. (a)	8,520	1,012,772
ZIM Integrated Shipping Services Ltd. (b)	13,018	172,489
TOTAL ISRAEL		21,129,281
Italy - 1.7%
A2A SpA	223,567	442,705
Amplifon SpA	14,142	474,352
Assicurazioni Generali SpA	162,603	3,973,835
Azimut Holding SpA	15,762	416,661
Banca Popolare di Sondrio SCARL	65,812	552,044
Banco BPM SpA	223,461	1,474,745
BPER Banca	154,827	808,147
Brunello Cucinelli SpA	4,985	511,251
Buzzi SpA	13,540	489,273
Davide Campari Milano NV	81,139	815,692
Enel SpA	1,138,593	7,483,333
Eni SpA	353,499	5,677,792
Ferrari NV (Italy)	18,567	7,672,253
FinecoBank SpA	90,196	1,389,954
Hera SpA	116,964	423,153
Infrastrutture Wireless Italiane SpA (c)	52,667	566,559
Interpump Group SpA	11,953	524,026
Intesa Sanpaolo SpA	2,369,304	8,868,314
Italgas SpA	72,280	401,114
Leonardo SpA	59,514	1,373,794
Mediobanca SpA	93,674	1,334,585
Moncler SpA	30,377	2,078,664
Nexi SpA (a)(c)	125,100	731,350
Poste Italiane SpA (c)	67,347	856,723
Prada SpA	75,200	613,280
Prysmian SpA	40,826	2,229,887
Recordati SpA	14,737	787,153
Reply SpA	3,399	446,172
Ryanair Holdings PLC sponsored ADR	12,400	1,688,880
Snam SpA	301,264	1,378,365
Telecom Italia SpA (a)(b)	1,271,911	302,561
Telecom Italia SpA (Risparmio Shares) (a)	225,793	55,736
Terna - Rete Elettrica Nazionale	207,864	1,669,067
UniCredit SpA	252,235	9,258,125
Unipol Gruppo SpA	51,854	465,951
TOTAL ITALY		68,235,496
Japan - 16.8%
Activia Properties, Inc.	101	250,677
Adeka Corp.	15,100	313,789
Advance Residence Investment Corp.	204	441,051
Advantest Corp.	112,800	3,530,716
AEON Co. Ltd.	128,600	2,688,807
AGC, Inc.	32,000	1,183,176
Aica Kogyo Co. Ltd.	8,800	203,977
Air Water, Inc.	33,400	501,508
Aisin Seiki Co. Ltd.	26,900	1,023,175
Ajinomoto Co., Inc.	76,900	2,859,255
Alfresa Holdings Corp.	30,800	456,440
Alps Alpine Co. Ltd.	28,500	257,263
Amada Co. Ltd.	51,800	565,763
Ana Holdings, Inc.	25,100	476,700
Aozora Bank Ltd. (b)	16,800	261,021
Asahi Group Holdings	74,900	2,562,253
ASAHI INTECC Co. Ltd.	34,600	506,983
Asahi Kasei Corp.	205,400	1,432,077
Asics Corp.	27,800	1,191,573
Astellas Pharma, Inc.	267,200	2,564,559
Azbil Corp.	18,500	516,705
Bandai Namco Holdings, Inc.	98,400	1,838,622
BayCurrent Consulting, Inc.	19,300	410,842
Biprogy, Inc.	11,300	328,733
Bridgestone Corp.	86,200	3,803,748
Brother Industries Ltd.	37,500	663,336
Calbee, Inc.	15,500	338,544
Canon, Inc.	149,100	4,035,435
Capcom Co. Ltd.	49,200	809,952
Casio Computer Co. Ltd.	32,000	266,601
Central Japan Railway Co.	151,800	3,471,360
Chiba Bank Ltd.	106,800	902,147
Chubu Electric Power Co., Inc.	112,000	1,437,628
Chugai Pharmaceutical Co. Ltd.	94,000	2,989,564
Chugoku Electric Power Co., Inc.	49,500	339,827
Coca-Cola Bottlers Japan, Inc.	23,100	323,412
COMSYS Holdings Corp.	17,900	418,995
Concordia Financial Group Ltd.	173,900	936,997
Cosmo Energy Holdings Co. Ltd.	10,600	506,738
Cosmos Pharmaceutical Corp.	3,600	331,179
Credit Saison Co. Ltd.	23,500	433,790
CyberAgent, Inc.	60,100	374,457
Dai Nippon Printing Co. Ltd.	38,200	1,112,618
Dai-ichi Mutual Life Insurance Co.	146,000	3,381,512
Daicel Chemical Industries Ltd.	38,700	359,449
Daifuku Co. Ltd.	55,800	1,142,996
Daiichi Sankyo Kabushiki Kaisha	286,900	9,656,397
Daikin Industries Ltd.	43,200	5,896,425
Daito Trust Construction Co. Ltd.	9,700	1,039,786
Daiwa House Industry Co. Ltd.	97,300	2,737,916
Daiwa House REIT Investment Corp.	326	547,607
Daiwa Securities Group, Inc.	214,700	1,577,843
DENSO Corp.	320,400	5,460,617
Dentsu Group, Inc.	33,900	917,103
Dexerials Corp.	8,500	318,381
Dic Corp.	11,900	222,406
Disco Corp.	13,100	3,731,480
Dmg Mori Co. Ltd.	18,400	491,879
Dowa Holdings Co. Ltd.	8,500	318,300
East Japan Railway Co.	167,200	3,064,604
Ebara Corp.	12,000	989,209
Eisai Co. Ltd.	43,700	1,794,718
Electric Power Development Co. Ltd.	24,800	421,278
ENEOS Holdings, Inc.	447,200	2,066,160
Exeo Group, Inc.	32,300	352,046
Ezaki Glico Co. Ltd.	8,800	227,181
FANUC Corp.	139,100	4,120,044
Fast Retailing Co. Ltd.	29,500	7,713,337
Food & Life Companies Ltd.	16,500	311,864
Frontier Real Estate Investment Corp.	71	206,404
Fuji Electric Co. Ltd.	21,900	1,362,266
FUJIFILM Holdings Corp.	182,900	3,890,738
Fujikura Ltd.	40,400	694,247
Fujitsu Ltd.	256,400	3,960,907
Fukuoka Financial Group, Inc.	28,000	743,751
GLP J-REIT	708	575,825
GMO Payment Gateway, Inc.	6,700	306,466
GOLDWIN, Inc.	5,600	339,676
Hakuhodo DY Holdings, Inc.	42,800	398,095
Hamamatsu Photonics K.K.	21,900	802,453
Hankyu Hanshin Holdings, Inc.	37,600	985,806
Harmonic Drive Systems, Inc.	8,100	202,296
Haseko Corp.	31,500	380,560
Hikari Tsushin, Inc.	3,400	552,574
Hirose Electric Co. Ltd.	4,600	488,271
Hisamitsu Pharmaceutical Co., Inc.	11,800	286,287
Hitachi Construction Machinery Co. Ltd.	15,500	442,715
Hitachi Ltd.	136,600	12,602,811
Honda Motor Co. Ltd.	736,600	8,380,727
Horiba Ltd.	6,300	611,220
Hoshizaki Corp.	17,000	585,798
House Foods Group, Inc.	10,500	206,880
Hoya Corp.	51,700	5,994,089
Hulic Co. Ltd.	90,000	829,319
Ibiden Co. Ltd.	20,700	786,880
Idemitsu Kosan Co. Ltd.	164,085	1,111,696
IHI Corp.	22,300	533,955
Iida Group Holdings Co. Ltd.	24,500	312,765
Industrial & Infrastructure Fund Investment Corp.	365	301,811
INPEX Corp.	137,400	2,058,225
Internet Initiative Japan, Inc.	19,600	331,612
Invincible Investment Corp.	1,015	454,761
Isetan Mitsukoshi Holdings Ltd.	57,900	813,215
Isuzu Motors Ltd.	91,500	1,159,566
ITO EN Ltd.	8,800	213,534
Itochu Corp.	214,900	9,695,165
Iwatani Corp.	8,100	459,938
J. Front Retailing Co. Ltd.	41,100	357,934
Japan Airlines Co. Ltd.	22,700	402,216
Japan Airport Terminal Co. Ltd.	13,400	473,545
Japan Exchange Group, Inc.	77,000	1,803,380
Japan Hotel REIT Investment Corp.	676	355,237
Japan Logistics Fund, Inc.	128	228,227
Japan Post Bank Co. Ltd.	207,900	2,110,250
Japan Post Holdings Co. Ltd.	296,000	2,842,577
Japan Post Insurance Co. Ltd.	27,500	516,287
Japan Prime Realty Investment Corp.	151	326,743
Japan Real Estate Investment Corp.	209	708,749
Japan Retail Fund Investment Corp.	1,054	636,330
Japan Steel Works Ltd.	10,700	259,730
Japan Tobacco, Inc.	162,000	4,358,062
JEOL Ltd.	7,400	293,183
JFE Holdings, Inc.	89,400	1,334,360
JGC Holdings Corp.	36,700	353,758
JSR Corp.	30,500	836,689
JTEKT Corp.	35,000	270,928
Kadokawa Corp.	16,600	303,418
Kagome Co. Ltd.	12,200	311,867
Kajima Corp.	70,200	1,344,827
Kakaku.com, Inc.	17,300	198,994
Kamigumi Co. Ltd.	14,300	308,817
Kaneka Corp.	9,700	251,250
Kansai Electric Power Co., Inc.	121,900	1,825,992
Kansai Paint Co. Ltd.	34,400	447,825
Kao Corp.	68,800	2,838,153
Kawasaki Heavy Industries Ltd.	24,900	770,856
Kawasaki Kisen Kaisha Ltd.	105,400	1,485,074
KDDI Corp.	220,500	6,118,610
KDX Realty Investment Corp.	613	604,625
Keihan Electric Railway Co., Ltd.	16,100	336,726
Keikyu Corp.	38,900	309,234
Keio Corp.	19,300	472,218
Keisei Electric Railway Co.	25,300	942,500
Kewpie Corp.	16,500	331,358
Keyence Corp.	29,400	12,929,234
Kikkoman Corp.	143,100	1,705,095
Kinden Corp.	19,900	379,714
Kintetsu Group Holdings Co. Ltd.	28,200	724,982
Kirin Holdings Co. Ltd.	120,300	1,756,091
Kobayashi Pharmaceutical Co. Ltd.	7,900	280,054
Kobe Bussan Co. Ltd.	21,000	453,543
Kobe Steel Ltd.	59,800	729,891
Koito Manufacturing Co. Ltd.	36,700	493,642
Kokuyo Co. Ltd.	13,400	228,928
Komatsu Ltd.	143,600	4,287,343
Konami Group Corp.	15,100	911,094
Konica Minolta, Inc. (a)	69,200	230,100
Kose Corp.	5,100	262,977
Kubota Corp.	156,500	2,510,219
Kuraray Co. Ltd.	49,300	546,201
Kurita Water Industries Ltd.	15,500	613,863
Kyocera Corp.	205,100	2,499,891
Kyoto Financial Group, Inc.	44,400	790,283
Kyowa Hakko Kirin Co., Ltd.	37,200	624,731
Kyushu Electric Power Co., Inc.	70,500	654,021
Kyushu Financial Group, Inc.	65,200	436,256
Kyushu Railway Co.	22,900	492,715
LaSalle Logiport REIT	276	276,823
Lasertec Corp.	11,700	2,523,754
Lawson, Inc.	7,300	477,079
Lion Corp.	43,900	393,695
LIXIL Group Corp.	41,400	444,666
LY Corp.	391,600	940,872
M3, Inc.	63,100	667,483
Mabuchi Motor Co. Ltd.	15,600	241,611
Makita Corp.	41,300	1,195,672
Marubeni Corp.	248,600	4,429,148
Marui Group Co. Ltd.	28,200	430,723
Maruichi Steel Tube Ltd.	11,800	303,832
MatsukiyoCocokara & Co.	54,900	778,522
Mazda Motor Corp.	88,100	997,246
McDonald's Holdings Co. (Japan) Ltd. (b)	12,500	549,859
Mebuki Financial Group, Inc.	160,800	568,850
Medipal Holdings Corp.	30,300	475,197
Meiji Holdings Co. Ltd.	40,600	908,400
Minebea Mitsumi, Inc.	62,700	1,174,393
Misumi Group, Inc.	41,800	679,579
Mitsubishi Chemical Holdings Corp.	211,400	1,233,280
Mitsubishi Corp.	615,700	14,080,801
Mitsubishi Electric Corp.	316,500	5,516,572
Mitsubishi Estate Co. Ltd.	195,200	3,576,984
Mitsubishi Gas Chemical Co., Inc.	29,700	525,518
Mitsubishi Heavy Industries Ltd.	497,100	4,444,629
Mitsubishi Logistics Corp.	11,200	371,574
Mitsubishi Materials Corp.	18,600	363,492
Mitsubishi Motors Corp. of Japan	99,500	315,300
Mitsubishi UFJ Financial Group, Inc.	1,817,500	18,104,766
Mitsubishi UFJ Lease & Finance Co. Ltd.	141,600	917,008
Mitsui & Co. Ltd.	224,400	10,833,066
Mitsui Chemicals, Inc.	28,400	808,347
Mitsui Fudosan Co. Ltd.	414,300	4,216,357
Mitsui Fudosan Logistics Park, Inc.	80	229,508
Mitsui OSK Lines Ltd.	53,400	1,694,894
Miura Co. Ltd.	16,100	253,306
Mizuho Financial Group, Inc.	374,140	7,231,792
MonotaRO Co. Ltd.	35,800	429,059
MS&AD Insurance Group Holdings, Inc.	196,700	3,536,478
Murata Manufacturing Co. Ltd.	277,900	5,077,837
Nabtesco Corp.	17,100	282,012
Nagase & Co. Ltd.	17,800	307,946
Nagoya Railroad Co. Ltd.	30,400	396,527
Nankai Electric Railway Co. Ltd.	16,500	287,306
NEC Corp.	40,200	2,910,560
Net One Systems Co. Ltd.	12,100	202,465
Nexon Co. Ltd.	66,600	1,038,384
NGK Insulators Ltd.	39,100	532,632
NH Foods Ltd.	15,400	506,602
NHK Spring Co. Ltd.	31,600	320,261
Nichirei Corp.	19,900	498,229
Nidec Corp.	77,400	3,624,864
Nifco, Inc.	14,000	338,428
Nihon Kohden Corp.	13,300	361,606
Nihon M&A Center Holdings, Inc.	45,100	246,847
Nikon Corp.	49,000	506,627
Nintendo Co. Ltd.	172,200	8,398,023
Nippon Accommodations Fund, Inc.	73	304,009
Nippon Building Fund, Inc.	253	966,661
Nippon Express Holdings, Inc.	12,400	634,363
Nippon Paint Holdings Co. Ltd.	157,000	1,004,960
Nippon Sanso Holdings Corp.	31,200	926,715
Nippon Shinyaku Co. Ltd.	8,600	237,964
Nippon Steel & Sumitomo Metal Corp.	140,000	3,138,649
Nippon Telegraph & Telephone Corp.	4,398,800	4,749,219
Nippon Yusen KK	75,300	2,137,802
Nissan Chemical Corp.	20,600	702,217
Nissan Motor Co. Ltd.	331,800	1,214,290
Nisshin Seifun Group, Inc.	38,500	502,228
Nissin Food Holdings Co. Ltd.	36,700	979,360
Niterra Co. Ltd.	25,800	846,185
Nitori Holdings Co. Ltd.	12,800	1,713,063
Nitto Denko Corp.	21,200	1,752,937
NOF Corp.	36,600	491,023
Nomura Holdings, Inc.	433,700	2,467,747
Nomura Real Estate Holdings, Inc.	17,400	487,150
Nomura Real Estate Master Fund, Inc.	701	670,100
Nomura Research Institute Ltd.	68,400	1,655,136
NSK Ltd.	64,000	351,961
NTT Data Corp.	87,000	1,360,490
Obayashi Corp.	106,300	1,186,393
OBIC Co. Ltd.	9,700	1,246,126
Odakyu Electric Railway Co. Ltd.	54,000	607,105
Oji Holdings Corp.	148,200	580,502
Olympus Corp.	186,800	2,602,072
OMRON Corp.	30,300	1,039,969
Ono Pharmaceutical Co. Ltd.	72,100	1,038,483
Open House Group Co. Ltd.	9,900	301,061
Oracle Corp. Japan	4,800	360,214
Oriental Land Co. Ltd.	171,500	4,731,983
ORIX Corp.	170,200	3,483,214
ORIX JREIT, Inc.	427	450,092
Osaka Gas Co. Ltd.	62,100	1,380,849
Otsuka Corp.	34,400	684,152
Otsuka Holdings Co. Ltd.	82,200	3,514,614
Pan Pacific International Holdings Ltd.	78,600	1,846,002
Panasonic Holdings Corp.	361,800	3,157,955
Park24 Co. Ltd. (a)	18,700	201,391
Persol Holdings Co. Ltd.	265,000	366,577
Rakuten Group, Inc. (a)	216,800	1,042,688
Recruit Holdings Co. Ltd.	249,900	10,762,533
Renesas Electronics Corp.	210,700	3,420,873
Rengo Co. Ltd.	35,200	263,925
Resona Holdings, Inc.	345,700	2,186,120
Resonac Holdings Corp.	27,300	591,944
Ricoh Co. Ltd.	88,600	764,357
Rinnai Corp.	17,100	370,514
ROHM Co. Ltd.	51,500	740,305
Rohto Pharmaceutical Co. Ltd.	31,800	620,432
Ryohin Keikaku Co. Ltd.	40,700	655,638
Sankyu, Inc.	8,200	284,291
Sanrio Co. Ltd.	29,100	490,639
Santen Pharmaceutical Co. Ltd.	56,000	540,909
Sanwa Holdings Corp.	35,000	571,581
Sapporo Holdings Ltd.	11,600	419,290
SBI Holdings, Inc. Japan	36,100	878,968
Screen Holdings Co. Ltd.	14,100	1,454,798
SCSK Corp.	23,500	427,211
Secom Co. Ltd.	31,000	2,153,338
Sega Sammy Holdings, Inc.	22,900	299,737
Seibu Holdings, Inc.	40,700	633,459
Seiko Epson Corp.	48,800	802,759
Seino Holdings Co. Ltd.	24,900	333,589
Sekisui Chemical Co. Ltd.	61,800	899,069
Sekisui House (REIT), Inc.	615	315,126
Sekisui House Ltd.	97,800	2,247,479
Seven & i Holdings Co. Ltd.	352,900	4,559,892
SG Holdings Co. Ltd.	71,900	841,596
Sharp Corp. (a)	38,700	203,143
SHIFT, Inc. (a)	1,900	174,776
Shimadzu Corp.	40,800	1,108,457
Shimamura Co. Ltd.	7,000	345,078
SHIMANO, Inc.	12,000	1,950,156
SHIMIZU Corp.	91,200	564,935
Shin-Etsu Chemical Co. Ltd.	294,900	11,415,266
Shinko Electric Industries Co. Ltd.	9,900	347,592
Shionogi & Co. Ltd.	41,300	1,928,742
Shiseido Co. Ltd.	59,100	1,582,004
Shizuoka Financial Group	80,900	755,108
SHO-BOND Holdings Co. Ltd.	6,800	262,595
Skylark Holdings Co. Ltd.	34,400	490,223
SMC Corp.	8,900	4,675,763
Socionext, Inc.	26,200	765,974
SoftBank Corp.	416,500	5,023,692
SoftBank Group Corp.	153,800	7,563,976
Sohgo Security Services Co., Ltd.	65,600	364,850
Sojitz Corp.	30,840	794,033
Sompo Holdings, Inc.	146,000	2,889,359
Sony Group Corp.	185,800	15,356,624
Sotetsu Holdings, Inc.	13,800	219,981
Square Enix Holdings Co. Ltd.	13,200	477,142
Stanley Electric Co. Ltd.	21,500	380,485
Subaru Corp.	88,900	1,985,047
Sugi Holdings Co. Ltd.	14,700	215,682
Sumco Corp.	51,100	762,071
Sumitomo Chemical Co. Ltd.	241,800	516,596
Sumitomo Corp.	180,400	4,744,009
Sumitomo Electric Industries Ltd.	117,100	1,809,935
Sumitomo Forestry Co. Ltd.	29,300	902,724
Sumitomo Heavy Industries Ltd.	18,200	507,174
Sumitomo Metal Mining Co. Ltd.	40,400	1,349,709
Sumitomo Mitsui Financial Group, Inc.	197,100	11,196,032
Sumitomo Mitsui Trust Holdings, Inc.	107,500	2,260,170
Sumitomo Realty & Development Co. Ltd.	70,200	2,429,195
Sumitomo Rubber Industries Ltd.	26,500	321,653
Sundrug Co. Ltd.	10,600	307,794
Suntory Beverage & Food Ltd.	18,800	611,663
Suzuken Co. Ltd.	10,300	304,198
Suzuki Motor Corp.	289,600	3,372,620
Sysmex Corp.	70,200	1,122,524
T&D Holdings, Inc.	80,300	1,310,282
Taiheiyo Cement Corp.	18,900	432,290
Taisei Corp.	27,900	1,021,431
Taiyo Yuden Co. Ltd.	19,200	449,714
Takashimaya Co. Ltd.	23,200	328,867
Takeda Pharmaceutical Co. Ltd.	233,184	6,128,559
TDK Corp.	57,300	2,556,210
TechnoPro Holdings, Inc.	15,100	257,204
Teijin Ltd.	27,400	267,306
Terumo Corp.	220,300	3,737,198
The Hachijuni Bank Ltd.	76,200	508,325
THK Co. Ltd.	17,100	373,107
TIS, Inc.	32,000	683,410
Tobu Railway Co. Ltd.	31,000	615,055
Toho Co. Ltd.	18,800	629,845
Toho Gas Co. Ltd.	14,100	362,095
Tohoku Electric Power Co., Inc.	76,100	587,496
Tokio Marine Holdings, Inc.	295,000	9,323,887
Tokyo Century Corp.	26,800	266,749
Tokyo Electric Power Co., Inc. (a)	118,400	736,481
Tokyo Electron Ltd.	69,500	15,244,541
Tokyo Gas Co. Ltd.	59,500	1,334,422
Tokyo Ohka Kogyo Co. Ltd.	17,900	474,677
Tokyo Seimitsu Co. Ltd.	5,800	377,422
Tokyo Tatemono Co. Ltd.	30,500	507,519
Tokyu Corp.	92,300	1,092,607
Tokyu Fudosan Holdings Corp.	90,900	665,957
Toppan Holdings, Inc.	48,300	1,145,867
Toray Industries, Inc.	242,700	1,109,314
Tosoh Corp.	48,700	671,384
Toto Ltd.	23,000	622,483
Toyo Seikan Group Holdings Ltd.	22,200	343,153
Toyo Suisan Kaisha Ltd.	15,000	938,015
Toyo Tire Corp.	18,900	357,571
Toyota Industries Corp.	27,900	2,651,250
Toyota Motor Corp.	1,826,700	41,664,462
Toyota Tsusho Corp.	35,000	2,225,298
Trend Micro, Inc.	20,700	1,020,059
Tsumura & Co.	10,300	248,196
Tsuruha Holdings, Inc.	5,600	353,494
Ube Corp.	14,200	259,600
Ulvac, Inc.	6,800	406,611
Unicharm Corp.	65,100	1,934,326
United Urban Investment Corp.	462	442,686
USS Co. Ltd.	63,800	487,387
Welcia Holdings Co. Ltd.	16,000	235,245
West Japan Railway Co.	72,000	1,366,664
Yakult Honsha Co. Ltd.	45,000	880,189
Yamada Holdings Co. Ltd.	83,000	237,595
Yamaguchi Financial Group, Inc.	33,500	338,404
Yamaha Corp.	24,600	518,400
Yamaha Motor Co. Ltd.	154,800	1,443,854
Yamato Holdings Co. Ltd.	49,800	657,693
Yamato Kogyo Co. Ltd.	6,400	343,867
Yamazaki Baking Co. Ltd.	24,200	585,722
Yaskawa Electric Corp.	39,300	1,619,263
Yokogawa Electric Corp.	34,100	753,467
Yokohama Rubber Co. Ltd.	19,400	507,780
Zenkoku Hosho Co. Ltd.	8,000	280,896
Zensho Holdings Co. Ltd.	13,500	523,249
Zeon Corp.	27,700	276,062
ZOZO, Inc.	16,800	361,846
TOTAL JAPAN		678,063,324
Jordan - 0.0%
Hikma Pharmaceuticals PLC	25,528	613,727
Korea (South) - 3.5%
Advanced Nano Products Co. Ltd.	1,225	102,090
Alteogen, Inc. (a)	5,435	690,450
AMOREPACIFIC Corp.	3,915	475,845
AMOREPACIFIC Group, Inc.	4,731	113,891
BGF Retail Co. Ltd.	1,377	129,454
BNK Financial Group, Inc.	40,851	245,946
Celltrion Pharm, Inc.	2,658	182,972
Celltrion, Inc.	23,503	3,182,407
Cheil Worldwide, Inc.	9,535	129,684
CJ CheilJedang Corp.	1,205	291,259
CJ Corp.	2,328	212,888
CJ ENM Co. Ltd.	1,525	83,198
CJ Logistics Corp.	1,491	131,161
Cosmax, Inc.	1,218	122,542
Cosmo AM&T Co. Ltd. (a)	3,384	364,444
Cosmochemical Co. Ltd. (a)	4,292	97,876
Coupang, Inc. Class A (a)	168,937	3,801,083
Coway Co. Ltd.	7,841	313,282
CS Wind Corp.	3,886	145,203
Daeduck Electronics Co. Ltd.	4,750	78,596
Daejoo Electronic Materials Co. Ltd.	1,469	98,245
DB HiTek Co. Ltd.	5,703	168,055
Db Insurance Co. Ltd.	7,193	503,140
Delivery Hero AG (a)(c)	29,411	822,847
DGB Financial Group Co. Ltd.	23,590	143,692
DL E&C Co. Ltd.	4,223	112,889
Dongjin Semichem Co. Ltd.	4,354	134,235
Doosan Bobcat, Inc.	7,812	291,156
Doosan Co. Ltd.	1,584	172,544
Doosan Fuel Cell Co. Ltd. (a)	6,453	91,974
Doosan Heavy Industries & Construction Co. Ltd. (a)	67,839	816,821
Douzone Bizon Co. Ltd.	2,134	91,316
E-Mart, Inc.	2,992	136,834
Ecopro BM Co. Ltd.	6,731	1,140,964
Ecopro Co. Ltd.	14,580	1,099,008
Enchem Co. Ltd. (a)	1,844	376,168
EO Technics Co. Ltd.	1,187	200,950
F&F Co. Ltd.	2,581	121,834
Fila Holdings Corp.	5,660	166,150
Foosung Co. Ltd.	841	4,667
GS Engineering & Construction Corp.	9,294	109,864
GS Holdings Corp.	6,829	220,175
GS Retail Co. Ltd.	5,350	76,476
Hana Financial Group, Inc.	43,331	1,822,447
HanAll BioPharma Co. Ltd. (a)	4,785	123,620
Hanjin Kal Corp.	5,706	244,206
Hankook Tire Co. Ltd.	10,852	459,186
Hanmi Pharm Co. Ltd.	910	206,720
Hanmi Science Co. Ltd.	5,353	130,388
Hanmi Semiconductor Co. Ltd.	8,005	760,156
Hanon Systems	20,525	81,970
Hansol Chemical Co. Ltd.	1,281	177,183
Hanwha Aerospace Co. Ltd.	4,879	739,029
Hanwha Corp.	7,078	138,512
Hanwha Life Insurance Co. Ltd.	40,931	86,580
Hanwha Ocean Co. Ltd. (a)	21,763	499,722
Hanwha Solutions Corp.	17,291	313,819
Hanwha Systems Co. Ltd.	9,598	135,245
HD Hyundai Co. Ltd.	6,144	296,617
HD Hyundai Electric Co. Ltd.	3,141	552,567
HD Hyundai Heavy Industries Co. Ltd. (a)	2,594	255,829
HD Hyundai Infracore Co. Ltd.	16,797	99,650
Hd Hyundai Mipo (a)	3,128	167,962
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6,791	639,387
HL Mando Co. Ltd.	4,182	117,611
HLB, Inc.	17,412	1,387,325
HMM Co. Ltd.	42,089	479,190
Hotel Shilla Co.	4,611	196,973
HPSP Co. Ltd.	4,553	127,116
HUGEL, Inc. (a)	785	119,681
HYBE Co. Ltd.	2,664	385,348
Hyosung Advanced Materials Co.	351	92,350
Hyosung TNC Co. Ltd.	344	90,890
Hyundai Elevator Co. Ltd.	3,097	90,033
Hyundai Engineering & Construction Co. Ltd.	10,159	258,078
Hyundai Glovis Co. Ltd.	3,146	410,691
Hyundai Marine & Fire Insurance Co. Ltd.	8,144	183,328
Hyundai Mobis	9,244	1,508,078
Hyundai Motor Co. Ltd.	20,545	3,685,206
Hyundai Rotem Co. Ltd.	10,459	279,630
Hyundai Steel Co.	13,029	301,698
Hyundai Wia Corp.	2,121	88,041
Industrial Bank of Korea	47,975	480,968
Isupetasys Co. Ltd.	7,030	196,653
JB Financial Group Co. Ltd.	14,778	141,396
JYP Entertainment Corp.	3,837	183,006
Kakao Corp.	44,672	1,547,065
Kakao Games Corp. (a)	6,188	96,369
Kakao Pay Corp. (a)	3,711	93,261
KakaoBank Corp.	50,650	905,907
Kangwon Land, Inc.	15,698	172,980
KB Financial Group, Inc.	55,473	3,000,263
KCC Corp.	541	97,658
KEPCO E&C	1,921	90,316
Kia Corp.	37,422	3,161,614
Kiwoom Securities Co. Ltd.	1,898	179,736
Koh Young Technology, Inc.	7,349	85,457
Korea Aerospace Industries Ltd.	10,262	381,037
Korea Electric Power Corp. (a)	38,743	589,805
Korea Investment Holdings Co. Ltd.	6,161	296,949
Korea Zinc Co. Ltd.	1,803	598,924
Korean Air Lines Co. Ltd.	26,586	399,799
Korean Reinsurance Co.	15,834	93,327
KRAFTON, Inc. (a)	4,843	831,179
KT&G Corp.	14,885	956,442
Kum Yang Co. Ltd. (a)	4,949	331,138
Kumho Petro Chemical Co. Ltd.	2,401	238,141
L&F Co. Ltd.	3,730	435,114
Leeno Industrial, Inc.	1,511	268,469
LG Chemical Ltd.	7,131	2,043,345
LG Corp.	16,581	943,429
LG Display Co. Ltd. (a)	46,578	351,564
LG Electronics, Inc.	16,219	1,077,196
LG Energy Solution (a)	5,869	1,628,296
LG H & H Co. Ltd.	1,382	415,242
LG Innotek Co. Ltd.	2,131	337,780
LG Uplus Corp.	33,719	238,819
LIG Nex1 Co. Ltd.	1,866	215,423
LigaChem Biosciences, Inc. (a)	3,861	188,446
Lotte Chemical Corp.	2,502	192,807
Lotte Confectionery Co. Ltd.	5,518	109,680
Lotte Energy Materials Corp.	3,083	100,004
Lotte Shopping Co. Ltd.	1,888	94,399
LS Corp.	2,462	242,584
LS Electric Co. Ltd.	2,326	292,719
Lx Semicon Co. Ltd.	1,546	81,158
Meritz Financial Holdings Co.	16,035	914,274
Mirae Asset Securities Co. Ltd.	33,890	184,186
NAVER Corp.	22,137	2,911,686
NCSOFT Corp.	2,444	307,936
Netmarble Corp. (a)(c)	3,202	127,848
NH Investment & Securities Co. Ltd.	18,838	168,853
NongShim Co. Ltd.	481	137,728
Oci Holdings Co. Ltd.	2,116	143,764
Orion Corp./Republic of Korea	3,473	231,776
Pan Ocean Co., Ltd. (Korea)	32,842	96,821
Pearl Abyss Corp. (a)	4,107	94,108
POSCO	11,000	3,166,600
POSCO Chemtech Co. Ltd.	4,568	916,407
POSCO ICT Co. Ltd.	7,633	221,199
Posco International Corp.	6,341	208,551
Rainbow Robotics (a)	1,194	150,343
S-Oil Corp.	6,326	329,353
S.M. Entertainment Co. Ltd.	1,590	90,283
S1 Corp.	2,449	105,187
Sam Chun Dang Pharm Co. Ltd. (a)	2,129	159,805
Samsung Biologics Co. Ltd. (a)(c)	2,733	1,531,803
Samsung C&T Corp.	12,869	1,383,822
Samsung Card Co. Ltd.	3,845	108,001
Samsung E&A Co. Ltd. (a)	23,045	435,694
Samsung Electro-Mechanics Co. Ltd.	8,238	916,323
Samsung Electronics Co. Ltd.	762,580	42,270,591
Samsung Fire & Marine Insurance Co. Ltd.	4,810	1,073,588
Samsung Heavy Industries Co. Ltd. (a)	102,269	690,979
Samsung Life Insurance Co. Ltd.	13,811	867,835
Samsung SDI Co. Ltd.	7,729	2,385,191
Samsung SDS Co. Ltd.	5,825	667,299
Samsung Securities Co. Ltd.	8,814	240,440
Shinhan Financial Group Co. Ltd.	72,154	2,417,393
Shinsegae Co. Ltd.	915	109,266
Shinsung Delta Tech Co. Ltd.	2,197	128,524
SK Biopharmaceuticals Co. Ltd. (a)	4,189	262,792
SK Bioscience Co. Ltd. (a)	3,724	156,409
SK Hynix, Inc.	79,440	9,775,903
SK IE Technology Co. Ltd. (a)(c)	3,858	162,833
SK Innovation Co., Ltd. (a)	8,366	661,829
SK Square Co. Ltd. (a)	14,517	795,367
SK, Inc.	5,470	649,994
SKC Co. Ltd.	2,884	227,306
SOLUM Co. Ltd. (a)	5,424	101,900
SOOP Co. Ltd.	1,256	101,378
Soulbrain Co. Ltd.	578	124,431
ST Pharm Co. Ltd.	1,399	93,988
Taihan Electric Wire Co. Ltd.	16,887	166,641
WeMade Entertainment Co. Ltd. (b)	2,537	85,751
WONIK IPS Co. Ltd.	4,458	118,396
Woori Financial Group, Inc.	98,679	1,008,405
Youngone Corp.	2,963	81,765
Yuhan Corp.	8,048	417,464
TOTAL KOREA (SOUTH)		141,018,210
Kuwait - 0.2%
Agility Global PLC (d)(e)	458,280	18,581
Agility Public Warehousing Co. KSC (d)	229,140	244,153
Boubyan Bank KSC	206,427	394,374
Gulf Bank	343,688	287,614
Kuwait Finance House KSCP	1,459,504	3,408,508
Mabanee Co. SAKC	104,180	266,279
Mobile Telecommunication Co.	316,385	500,798
National Bank of Kuwait	1,230,318	3,451,914
National Industries Group Holding SAK	284,016	198,065
TOTAL KUWAIT		8,770,286
Luxembourg - 0.1%
Aperam SA	5,975	174,972
ArcelorMittal SA (Netherlands)	67,861	1,708,418
Eurofins Scientific SA	19,091	1,173,538
SES SA (France) (depositary receipt)	48,433	235,799
TOTAL LUXEMBOURG		3,292,727
Macau - 0.1%
Galaxy Entertainment Group Ltd.	297,000	1,332,607
Sands China Ltd. (a)	357,200	842,508
TOTAL MACAU		2,175,115
Malaysia - 0.5%
AMMB Holdings Bhd	320,200	281,463
Axiata Group Bhd	431,428	255,462
CelcomDigi Bhd	507,300	440,347
CIMB Group Holdings Bhd	1,104,496	1,526,446
Dialog Group Bhd	601,500	303,004
Gamuda Bhd	396,615	440,851
Genting Bhd	322,300	304,632
Genting Malaysia Bhd	453,800	250,328
Hong Leong Bank Bhd	107,000	432,113
IHH Healthcare Bhd	448,000	589,451
IJM Corp. Bhd	340,500	172,043
Inari Amertron Bhd	505,200	325,725
IOI Corp. Bhd	439,500	374,107
Kuala Lumpur Kepong Bhd	84,090	406,180
Malayan Banking Bhd	1,090,295	2,221,656
Malaysia Airports Holdings Bhd	169,891	355,566
Maxis Bhd	340,900	261,841
MISC Bhd	190,200	316,925
MR DIY Group M Sdn Bhd (c)	548,800	179,382
Nestle (Malaysia) Bhd	8,700	231,609
Petronas Chemicals Group Bhd	440,300	624,815
Petronas Dagangan Bhd	49,300	222,368
Petronas Gas Bhd	140,000	527,611
PPB Group Bhd	103,400	340,638
Press Metal Aluminium Holdings	572,800	643,875
Public Bank Bhd	2,237,700	1,930,034
QL Resources Bhd	154,700	207,750
RHB Bank Bhd	331,317	381,380
Sime Darby Bhd	446,500	261,400
Sime Darby Plantation Bhd	542,167	506,307
Sunway Bhd	301,100	221,575
Telekom Malaysia Bhd	310,230	402,055
Tenaga Nasional Bhd	425,900	1,066,471
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	0
YTL Corp. Bhd	742,500	480,061
YTL Power International Bhd	380,700	364,957
TOTAL MALAYSIA		17,850,428
Malta - 0.0%
Kindred Group PLC (depository receipt)	33,790	379,587
Mexico - 0.7%
Alfa SA de CV Series A	448,400	329,807
America Movil S.A.B. de CV Series L	3,034,300	2,888,924
Arca Continental S.A.B. de CV	68,900	672,158
Banco del Bajio SA (c)	110,900	408,881
Borr Drilling Ltd. (b)	30,387	161,530
CEMEX S.A.B. de CV unit (a)	2,234,700	1,770,201
Coca-Cola FEMSA S.A.B. de CV unit	77,530	769,156
Corporacion Inmobiliaria Vesta S.A.B. de CV	116,800	413,248
Fibra Uno Administracion SA de CV	413,300	593,263
Fomento Economico Mexicano S.A.B. de CV unit	270,800	3,168,047
Gruma S.A.B. de CV Series B	26,095	512,524
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	57,230	1,042,389
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	27,370	940,173
Grupo Aeroportuario Norte S.A.B. de CV	41,500	459,460
Grupo Bimbo S.A.B. de CV Series A	221,800	929,370
Grupo Carso SA de CV Series A1	81,600	641,768
Grupo Elektra SA de CV (b)	8,290	535,042
Grupo Financiero Banorte S.A.B. de CV Series O	365,800	3,620,471
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	261,600	724,904
Grupo Mexico SA de CV Series B	458,900	2,835,519
Industrias Penoles SA de CV (a)	26,990	391,692
Kimberly-Clark de Mexico SA de CV Series A	204,000	424,654
Orbia Advance Corp. S.A.B. de CV	137,000	225,044
Prologis Property Mexico SA	101,500	400,294
Promotora y Operadora de Infraestructura S.A.B. de CV	27,650	277,763
Qualitas Controladora S.A.B. de CV	28,800	376,620
Ternium SA sponsored ADR	7,173	301,983
Vista Energy S.A.B. de CV ADR (a)	10,994	474,391
Wal-Mart de Mexico SA de CV Series V	720,700	2,689,149
TOTAL MEXICO		28,978,425
Netherlands - 2.6%
Adyen BV (a)(c)	4,572	5,477,254
Akzo Nobel NV	25,254	1,674,739
Argenx SE (a)	8,725	3,259,343
ASM International NV (Netherlands)	6,767	4,298,381
ASML Holding NV (Netherlands)	58,867	52,312,598
BE Semiconductor Industries NV	11,927	1,597,426
Euronext NV (c)	14,694	1,327,434
EXOR NV	14,917	1,634,925
Heineken Holding NV	14,758	1,189,893
Heineken NV (Bearer)	37,367	3,640,867
IMCD NV	8,390	1,273,679
ING Groep NV (Certificaten Van Aandelen)	515,321	8,147,365
Koninklijke Ahold Delhaize NV	141,622	4,298,819
Koninklijke KPN NV	483,425	1,756,830
Koninklijke Philips Electronics NV	134,594	3,574,303
NN Group NV	42,000	1,943,051
Universal Music Group NV	112,751	3,333,082
Wolters Kluwer NV	36,621	5,500,782
TOTAL NETHERLANDS		106,240,771
New Zealand - 0.2%
Auckland International Airport Ltd.	192,842	884,876
Chorus Ltd.	62,906	266,541
Contact Energy Ltd.	119,405	609,611
Fisher & Paykel Healthcare Corp.	85,883	1,438,347
Fletcher Building Ltd.	119,599	267,688
Infratil Ltd.	121,756	781,764
Mainfreight Ltd.	12,731	508,823
Mercury Nz Ltd.	96,826	363,375
Meridian Energy Ltd.	182,446	643,466
Spark New Zealand Ltd.	274,533	765,463
The a2 Milk Co. Ltd. (a)	109,297	427,411
Xero Ltd. (a)	20,717	1,608,431
TOTAL NEW ZEALAND		8,565,796
Norway - 0.5%
Aker ASA (A Shares)	3,301	183,942
Aker BP ASA	46,259	1,132,687
AutoStore Holdings Ltd. (a)(c)	156,144	224,900
Borregaard ASA	13,365	229,076
DNB Bank ASA	131,483	2,297,416
Equinor ASA	145,999	3,884,796
Europris ASA (c)	23,405	147,908
Frontline PLC	21,184	505,166
Gjensidige Forsikring ASA	27,163	436,965
Golden Ocean Group Ltd.	17,865	252,251
Kongsberg Gruppen ASA	12,893	912,265
Leroy Seafood Group ASA	37,516	166,160
Mowi ASA	65,580	1,156,808
Nordic VLSI ASA (a)	27,020	300,398
Norsk Hydro ASA	199,544	1,226,275
Orkla ASA	111,484	760,723
Protector Forsikring ASA	9,160	186,358
Salmar ASA	10,558	666,736
Schibsted ASA:
(A Shares)	9,853	281,882
(B Shares)	15,027	420,975
Seadrill Ltd. (a)	10,681	522,584
SFL Corp. Ltd.	15,518	206,855
Sparebank 1 Sr Bank ASA (primary capital certificate)	27,132	329,243
Sparebanken Midt-Norge	19,341	254,758
Storebrand ASA (A Shares)	69,285	666,748
Telenor ASA	93,611	1,077,810
TGS ASA (b)	19,135	219,109
Tomra Systems ASA	34,526	427,981
Var Energi ASA	77,397	253,473
TOTAL NORWAY		19,332,248
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	35,908	621,208
Credicorp Ltd. (United States)	10,007	1,657,259
TOTAL PERU		2,278,467
Philippines - 0.2%
Ayala Corp.	36,360	386,818
Ayala Land, Inc.	916,500	454,710
Bank of the Philippine Islands (BPI)	304,886	668,087
BDO Unibank, Inc.	307,710	783,746
International Container Terminal Services, Inc.	118,540	678,549
Jollibee Food Corp.	65,790	267,731
Manila Electric Co.	40,910	259,443
Metropolitan Bank & Trust Co.	277,124	335,601
PLDT, Inc.	13,220	308,130
SM Investments Corp.	71,810	1,180,006
SM Prime Holdings, Inc.	1,694,500	819,480
TOTAL PHILIPPINES		6,142,301
Poland - 0.3%
Alior Bank SA	12,757	326,441
Allegro.eu SA (a)(c)	60,678	508,816
Bank Polska Kasa Opieki SA	26,383	1,099,183
Budimex SA	1,845	312,700
CD Projekt SA	10,401	303,845
Dino Polska SA (a)(c)	7,030	675,722
Grupa Kety SA	1,344	279,475
InPost SA (a)	30,320	489,569
KGHM Polska Miedz SA (Bearer)	20,466	709,630
Kruk SA	2,585	295,563
LPP SA	155	601,063
mBank SA (a)	1,877	317,337
Orlen SA	85,766	1,404,766
PGE Polska Grupa Energetyczna SA (a)	120,846	181,370
Powszechna Kasa Oszczednosci Bank SA	127,270	1,904,469
Powszechny Zaklad Ubezpieczen SA	83,729	1,058,481
Santander Bank Polska SA	5,143	711,023
TOTAL POLAND		11,179,453
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,115,710	391,259
Energias de Portugal SA	438,050	1,648,359
Galp Energia SGPS SA Class B	62,234	1,341,606
Jeronimo Martins SGPS SA	40,495	836,235
TOTAL PORTUGAL		4,217,459
Qatar - 0.2%
Barwa Real Estate Co.	312,693	241,326
Industries Qatar QSC	277,426	933,389
Masraf al Rayan	982,329	677,729
Mesaieed Petrochemical Holding Co.	594,690	313,433
Ooredoo QSC	108,720	298,301
Qatar Electricity & Water Co.	92,308	386,624
Qatar Fuel Co.	97,996	389,185
Qatar Gas Transport Co. Ltd. (Nakilat)	402,222	441,770
Qatar International Islamic Bank QSC	173,782	480,156
Qatar Islamic Bank	245,061	1,231,699
Qatar National Bank SAQ	654,245	2,492,276
Qatar Navigation QPSC	147,728	428,050
The Commercial Bank of Qatar	464,196	529,472
TOTAL QATAR		8,843,410
Romania - 0.0%
NEPI Rockcastle PLC	80,068	538,164
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	280,800	46,515
Gazprom OAO (a)(d)	1,373,390	143,095
LUKOIL PJSC (a)(d)	41,065	12,656
Magnit OJSC (a)(d)	8,984	184
MMC Norilsk Nickel PJSC (a)(d)	681,400	45,122
Novatek PJSC (a)(d)	110,726	3,079
Polyus PJSC (a)(d)	3,653	8,554
Sberbank of Russia (a)(d)	1,236,820	7,572
Severstal PAO (a)(d)	21,400	476
Surgutneftegas OJSC (a)(d)	1,002,400	12,213
Tatneft PAO (a)(d)	175,192	21,697
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	0
TOTAL RUSSIA		301,163
Saudi Arabia - 1.0%
Abdullah Al Othaim Markets Co.	63,047	209,451
ACWA Power Co.	19,404	2,069,429
Ades Holding Co.	49,615	264,306
Advanced Petrochemicals Co.	17,298	196,935
Al Hammadi Co. for Development and Investment	11,341	167,820
Al Rajhi Bank	288,902	6,154,554
Aldrees Petroleum and Transport Services Co.	5,341	239,808
Alinma Bank	180,713	1,606,884
Almarai Co. Ltd.	34,686	525,293
Arabian Internet and Communications Services Co. Ltd.	3,397	315,191
Astra Industrial Group	5,129	237,401
Bank Al-Jazira	78,306	338,228
Bank Albilad	89,898	855,692
Banque Saudi Fransi	86,617	846,401
Bupa Arabia for Cooperative Insurance Co.	3,670	236,017
Catrion Catering Holding Co.	5,812	195,872
Dallah Healthcare Co.	4,804	208,780
Dar Al Arkan Real Estate Development Co. (a)	82,029	290,883
Dr Sulaiman Al Habib Medical Services Group Co.	12,339	1,021,835
Elm Co.	3,872	944,204
Emaar The Economic City (a)	77,086	159,491
Etihad Etisalat Co.	55,504	769,532
Jarir Marketing Co.	91,464	330,193
Leejam Sports Co. JSC	3,631	202,529
Luberef	7,242	292,723
Mobile Telecommunications Co. Saudi Arabia	60,502	194,866
Mouwasat Medical Services Co.	14,202	508,918
Nahdi Medical Co.	5,627	207,341
National Industrialization Co. (a)	50,384	188,070
Power & Water Utility Co. for Jubail & Yanbu	10,865	188,297
Riyad Bank	203,820	1,505,310
Sabic Agriculture-Nutrients Co.	34,633	1,069,296
Sahara International Petrochemical Co.	52,404	479,245
SAL Saudi Logistics Services	3,494	245,007
Saudi Arabian Mining Co.	179,541	2,422,219
Saudi Awwal Bank	55,610	604,940
Saudi Basic Industries Corp.	132,711	2,989,943
Saudi Cement Co.	10,319	126,284
Saudi Dairy & Foodstuffs Co.	2,173	211,472
Saudi Electricity Co.	117,152	581,606
Saudi Industrial Investment Group	52,043	322,199
Saudi Investment Bank/The	77,411	348,397
Saudi Kayan Petrochemical Co. (a)	103,846	259,435
Saudi Research & Marketing Group (a)	5,888	378,028
Saudi Tadawul Group Holding Co.	7,208	508,899
Saudi Telecom Co.	265,577	2,665,967
The Co. for Cooperative Insurance	10,741	426,707
The Saudi National Bank	433,392	4,344,782
The Savola Group	38,625	520,067
Yanbu National Petrochemical Co.	40,515	418,588
TOTAL SAUDI ARABIA		40,395,335
Singapore - 1.0%
CapitaLand Ascendas REIT	531,097	1,006,016
Capitaland Ascott Trust unit	357,312	237,324
CapitaLand Integrated Commercial Trust	757,938	1,080,437
CapitaLand Investment Ltd.	360,973	698,069
City Developments Ltd.	71,600	320,906
ComfortDelgro Corp. Ltd.	316,700	344,480
DBS Group Holdings Ltd.	297,832	7,582,031
Frasers Logistics & Industrial Trust	429,200	310,906
Genting Singapore Ltd.	843,000	562,593
Grab Holdings Ltd. (a)	307,985	1,077,948
Hafnia Ltd.	37,438	283,772
Keppel Ltd.	205,400	1,027,393
Mapletree Industrial (REIT)	306,054	506,775
Mapletree Logistics Trust (REIT)	475,825	466,928
Mapletree Pan Asia Commercial Trust	322,218	295,272
NetLink NBN Trust	394,400	246,827
Oversea-Chinese Banking Corp. Ltd.	572,322	5,941,603
SATS Ltd. (a)	144,523	265,415
Sea Ltd. ADR (a)	50,704	3,203,986
Seatrium Ltd. (a)	6,347,976	453,475
Sembcorp Industries Ltd.	131,000	511,958
Singapore Airlines Ltd. (b)	199,250	950,745
Singapore Exchange Ltd.	123,300	841,094
Singapore Technologies Engineering Ltd.	233,900	687,078
Singapore Telecommunications Ltd.	1,049,000	1,819,255
STMicroelectronics NV (Italy)	96,724	3,832,539
Suntec (REIT)	318,000	250,706
United Overseas Bank Ltd.	226,300	5,021,779
UOL Group Ltd.	66,100	282,231
Venture Corp. Ltd.	40,400	428,048
TOTAL SINGAPORE		40,537,589
South Africa - 0.9%
Absa Group Ltd.	122,586	945,270
Anglo American Platinum Ltd. (b)	8,473	295,157
Anglo American PLC (United Kingdom)	197,069	6,439,718
Aspen Pharmacare Holdings Ltd.	55,430	660,333
Bid Corp. Ltd.	49,240	1,122,321
Bidvest Group Ltd./The	49,794	649,366
Capitec Bank Holdings Ltd.	13,306	1,646,789
Clicks Group Ltd.	34,779	541,119
Discovery Ltd.	71,413	454,949
Exxaro Resources Ltd.	34,250	328,152
FirstRand Ltd.	783,860	2,706,004
Foschini Group Ltd./The	50,162	264,845
Gold Fields Ltd.	131,594	2,128,884
Growthpoint Properties Ltd.	544,472	314,580
Harmony Gold Mining Co. Ltd.	80,121	693,545
Impala Platinum Holdings Ltd.	129,748	577,580
Mr Price Group Ltd.	37,306	345,622
MTN Group Ltd.	248,516	1,191,089
MultiChoice Group Ltd. (a)	43,895	280,558
Naspers Ltd. Class N	26,696	5,109,017
Nedbank Group Ltd.	72,233	878,293
Northam Platinum Holdings Ltd.	51,992	344,482
Old Mutual Ltd.	600,658	352,915
OUTsurance Group Ltd.	100,184	215,377
Remgro Ltd.	79,145	515,691
Sanlam Ltd.	255,396	923,865
Sappi Ltd.	80,644	216,642
Sasol Ltd.	85,244	598,866
Shoprite Holdings Ltd.	69,709	930,080
Sibanye-Stillwater Ltd.	418,736	477,925
Standard Bank Group Ltd.	196,968	1,849,680
Tiger Brands Ltd.	22,526	245,029
Vodacom Group Ltd.	103,918	497,285
Woolworths Holdings Ltd.	135,031	428,950
TOTAL SOUTH AFRICA		35,169,978
Spain - 1.6%
Acciona SA	3,584	415,761
ACS Actividades de Construccion y Servicios SA	29,411	1,179,539
Aena SME SA (c)	10,799	1,977,637
Amadeus IT Holding SA Class A	66,436	4,216,955
Banco Bilbao Vizcaya Argentaria SA	860,009	9,300,111
Banco de Sabadell SA	802,850	1,538,816
Banco Santander SA (Spain)	2,331,564	11,378,745
Bankinter SA	94,647	749,474
CaixaBank SA	596,889	3,147,729
Cellnex Telecom SA (c)	86,536	2,860,421
EDP Renovaveis SA	44,221	607,369
Enagas SA	36,123	530,454
Endesa SA	46,977	857,289
Iberdrola SA	860,906	10,556,065
Industria de Diseno Textil SA	165,256	7,557,078
Merlin Properties Socimi SA	50,577	572,683
Naturgy Energy Group SA	26,736	676,795
Redeia Corp. SA	60,581	1,011,804
Repsol SA	179,491	2,817,304
Telefonica SA	847,921	3,798,345
TOTAL SPAIN		65,750,374
Sweden - 2.2%
AAK AB	27,470	709,408
AddTech AB (B Shares)	38,206	807,081
Alfa Laval AB	42,673	1,833,866
ASSA ABLOY AB (B Shares)	145,906	3,855,043
Atlas Copco AB:
(A Shares)	379,055	6,639,561
(B Shares)	231,843	3,523,802
Avanza Bank Holding AB	17,283	374,190
Axfood AB	15,609	404,233
Beijer Ref AB (B Shares)	56,624	814,133
Billerud AB	31,505	264,009
Boliden AB	40,062	1,338,139
Bravida Holding AB (c)	29,163	198,868
Castellum AB (a)	61,901	748,739
Dometic Group AB (c)	46,766	337,365
Electrolux AB (B Shares) (a)	32,341	285,600
Elekta AB (B Shares)	55,708	400,355
Embracer Group AB (a)(b)	126,187	321,754
Epiroc AB:
(A Shares)	91,075	1,683,738
(B Shares)	58,895	986,536
EQT AB	52,842	1,449,506
Essity AB (B Shares)	88,959	2,216,629
Evolution AB (c)	28,413	3,176,365
Fabege AB	37,804	292,610
Fastighets AB Balder (a)	99,186	638,295
Fortnox AB	70,140	416,115
Getinge AB (B Shares)	31,890	680,025
H&M Hennes & Mauritz AB (B Shares)	90,781	1,455,985
Hemnet Group AB	12,199	319,908
Hexagon AB (B Shares)	309,766	3,281,658
HEXPOL AB (B Shares)	39,923	456,453
Holmen AB (B Shares)	14,087	551,700
Husqvarna AB (B Shares)	53,164	437,453
Industrivarden AB:
(A Shares)	21,989	712,721
(C Shares)	23,686	767,080
Indutrade AB	39,086	915,757
Investment AB Latour (B Shares)	19,571	478,602
Investor AB (B Shares)	267,888	6,620,386
Kinnevik AB (B Shares) (a)	35,106	371,116
L E Lundbergforetagen AB	10,893	541,665
Lagercrantz Group AB (B Shares)	28,648	426,065
Lifco AB	31,198	764,352
Loomis AB (B Shares)	9,917	255,565
Nibe Industrier AB (B Shares)	225,338	1,055,083
Nordnet AB	24,129	436,145
Saab AB (B Shares)	12,080	963,076
Sagax AB	31,224	788,222
Sandvik AB	159,045	3,213,978
Sectra AB (B Shares)	19,384	385,555
Securitas AB (B Shares)	74,072	749,095
Sinch AB (a)(b)(c)	101,423	234,866
Skandinaviska Enskilda Banken AB (A Shares)	246,195	3,245,992
Skanska AB (B Shares)	52,018	905,562
SKF AB (B Shares)	55,403	1,156,282
SSAB AB (B Shares)	95,114	537,694
Svenska Cellulosa AB SCA (B Shares)	88,584	1,302,588
Svenska Handelsbanken AB (A Shares)	232,169	1,990,925
Sweco AB (B Shares)	31,292	337,328
Swedbank AB (A Shares)	135,136	2,604,523
Swedish Orphan Biovitrum AB (a)	33,798	875,281
Tele2 AB (B Shares)	82,570	772,474
Telefonaktiebolaget LM Ericsson (B Shares)	454,985	2,308,998
Telia Co. AB	343,009	786,215
Thule Group AB (c)	16,029	456,708
Trelleborg AB (B Shares)	33,271	1,187,086
Volvo AB:
(A Shares)	28,100	746,586
(B Shares)	233,931	6,015,757
Volvo Car AB	81,733	259,059
Wallenstam AB (B Shares)	67,665	302,824
Wihlborgs Fastigheter AB	41,421	349,547
TOTAL SWEDEN		86,719,880
Switzerland - 3.4%
ABB Ltd. (Reg.)	238,400	11,583,484
Adecco SA (Reg.)	24,765	868,560
Alcon, Inc. (Switzerland)	73,611	5,693,492
Baloise Holdings AG	6,732	1,016,483
Compagnie Financiere Richemont SA Series A	79,098	10,933,482
DSM-Firmenich AG	30,553	3,446,471
Geberit AG (Reg.)	4,929	2,646,673
Givaudan SA	1,170	5,022,377
Julius Baer Group Ltd.	30,355	1,628,800
Kuehne & Nagel International AG	8,189	2,170,965
Lindt & Spruengli AG	15	1,736,198
Lindt & Spruengli AG (participation certificate)	158	1,823,639
Logitech International SA (Reg.)	23,367	1,831,739
Lonza Group AG	10,973	6,057,027
Novartis AG	305,301	29,631,768
Partners Group Holding AG	3,224	4,171,823
Sandoz Group AG	63,601	2,161,602
Schindler Holding AG (participation certificate)	6,003	1,501,974
SGS SA (Reg.)	23,341	2,058,223
Sika AG	23,651	6,774,336
Sonova Holding AG	7,040	1,955,960
Straumann Holding AG	17,162	2,296,357
Swatch Group AG (Bearer)	4,285	900,327
Swiss Life Holding AG	4,354	2,941,348
Swisscom AG	3,738	2,047,411
UBS Group AG	448,779	11,848,644
VAT Group AG (c)	3,982	2,004,320
Zurich Insurance Group Ltd.	21,554	10,415,324
TOTAL SWITZERLAND		137,168,807
Taiwan - 5.1%
Accton Technology Corp.	74,000	1,034,853
Acer, Inc.	459,000	630,440
Advantech Co. Ltd.	71,458	829,680
Alchip Technologies Ltd.	11,000	1,035,621
AP Memory Technology Corp.	19,000	219,155
ASE Technology Holding Co. Ltd.	504,000	2,263,262
Asia Cement Corp.	367,000	491,348
Asia Vital Components Co. Ltd.	48,000	945,152
ASMedia Technology, Inc.	4,000	236,100
ASPEED Tech, Inc.	4,300	401,915
ASUSTeK Computer, Inc.	103,000	1,348,212
AUO Corp.	1,034,000	577,143
AURAS Technology Co. Ltd.	10,000	241,328
BizLink Holding, Inc.	18,560	130,520
Catcher Technology Co. Ltd.	101,000	673,448
Cathay Financial Holding Co. Ltd.	1,427,923	2,204,149
Chailease Holding Co. Ltd.	239,057	1,258,608
Chang Hwa Commercial Bank	1,033,934	577,118
Cheng Shin Rubber Industry Co. Ltd.	299,000	430,908
Chicony Electronics Co. Ltd.	100,000	617,960
China Airlines Ltd.	423,000	270,407
China Development Financial Ho (a)	2,486,000	1,037,409
China Petrochemical Development Corp. (a)	481,277	165,686
China Steel Corp.	1,857,000	1,412,188
Chipbond Technology Corp.	84,000	195,108
Chroma ATE, Inc.	60,000	486,437
Chung Hsin Electric & Machinery Manufacturing Corp.	60,000	335,587
Chunghwa Telecom Co. Ltd.	559,000	2,120,889
Compal Electronics, Inc.	606,000	659,825
Compeq Manufacturing Co. Ltd.	163,000	383,323
CTBC Financial Holding Co. Ltd.	2,893,000	3,014,111
Delta Electronics, Inc.	284,000	2,776,351
E Ink Holdings, Inc.	130,000	829,641
E.SUN Financial Holdings Co. Ltd.	2,311,574	1,938,967
ECLAT Textile Co. Ltd.	30,000	471,185
Elan Microelectronics Corp.	40,000	200,971
Elite Material Co. Ltd.	45,000	559,293
eMemory Technology, Inc.	9,000	603,837
EVA Airways Corp.	417,619	453,244
Evergreen Marine Corp. (Taiwan)	148,657	862,244
Far Eastern International Bank	512,740	240,779
Far Eastern New Century Corp.	572,000	569,580
Far EasTone Telecommunications Co. Ltd.	215,000	532,341
Faraday Technology Corp.	32,197	285,864
Feng Tay Enterprise Co. Ltd.	94,417	468,618
First Financial Holding Co. Ltd.	1,621,793	1,357,168
FLEXium Interconnect, Inc.	42,000	117,414
Formosa Chemicals & Fibre Corp.	604,000	1,024,759
Formosa Petrochemical Corp.	257,000	566,920
Formosa Plastics Corp.	709,000	1,486,916
Fortune Electric Co. Ltd.	27,000	694,268
Foxconn Technology Co. Ltd.	152,000	285,977
Fubon Financial Holding Co. Ltd.	1,247,035	2,633,435
Genius Electronic Optical Co. Ltd.	14,000	187,857
Getac Holdings Corp.	59,000	188,816
Giant Manufacturing Co. Ltd.	47,341	316,152
Gigabyte Technology Co. Ltd.	73,000	657,173
Global Unichip Corp.	13,000	538,950
GlobalWafers Co. Ltd.	30,000	475,827
Gold Circuit Electronics Ltd.	45,000	268,343
Great Wall Enterprise Co. Ltd.	111,977	196,044
Highwealth Construction Corp.	223,676	303,562
HIWIN Technologies Corp.	43,192	304,888
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,776,800	8,443,152
Hotai Motor Co. Ltd.	53,960	1,022,139
HTC Corp. (a)	99,000	128,602
Hua Nan Financial Holdings Co. Ltd.	1,514,755	1,095,373
IBF Financial Holdings Co. Ltd. (a)	413,946	184,485
Innolux Corp.	1,347,663	585,058
International Games Systems Co. Ltd.	19,000	580,011
Inventec Corp.	469,000	751,040
Jentech Precision Industrial Co. Ltd.	12,000	356,394
King Slide Works Co. Ltd.	10,000	371,306
King Yuan Electronics Co. Ltd.	166,000	482,168
King's Town Bank Co. Ltd.	132,000	226,906
Kinsus Interconnect Technology Corp.	38,000	110,499
Largan Precision Co. Ltd.	15,000	998,092
Lien Hwa Industrial Corp.	159,731	324,782
Lite-On Technology Corp.	327,000	987,998
Lotes Co. Ltd.	13,398	585,844
Macronix International Co. Ltd.	275,340	231,985
Makalot Industrial Co. Ltd.	32,459	387,939
MediaTek, Inc.	236,000	7,103,027
Mega Financial Holding Co. Ltd.	1,636,281	2,001,553
Merida Industry Co. Ltd.	34,000	243,872
Micro-Star International Co. Ltd.	108,000	524,563
momo.com, Inc.	11,484	154,976
Nan Ya Plastics Corp.	833,000	1,443,853
Nan Ya Printed Circuit Board Corp.	30,000	170,515
Nanya Technology Corp.	168,000	338,496
Nien Made Enterprise Co. Ltd.	28,000	326,636
Novatek Microelectronics Corp.	83,000	1,565,515
Oneness Biotech Co. Ltd.	44,270	214,116
Pegatron Corp.	305,000	908,022
PharmaEssentia Corp. (a)	44,000	394,921
Phison Electronics Corp.	24,000	511,398
Pou Chen Corp.	389,000	429,807
Powerchip Semiconductor Manufacturing Corp.	475,000	331,281
Powertech Technology, Inc.	106,000	563,485
Poya International Co. Ltd.	9,313	142,426
President Chain Store Corp.	83,000	696,758
Primax Electronics Ltd.	64,000	189,376
Qisda Corp.	237,000	298,941
Quanta Computer, Inc.	409,000	3,204,224
Radiant Opto-Electronics Corp.	71,000	432,112
Realtek Semiconductor Corp.	71,000	1,118,045
Ruentex Development Co. Ltd.	278,658	327,282
Ruentex Industries Ltd.	107,790	198,430
Shihlin Electric & Engineering Corp.	42,000	374,446
Shin Kong Financial Holding Co. Ltd. (a)	2,305,432	608,147
Silicon Motion Tech Corp. sponsored ADR	5,162	381,007
Simplo Technology Co. Ltd.	28,000	373,252
SINBON Electronics Co. Ltd.	32,000	275,151
Sino-American Silicon Products, Inc.	81,000	481,397
Sinopac Financial Holdings Co.	1,829,075	1,228,351
Synnex Technology International Corp.	190,000	463,582
Ta Chen Stainless Pipe Co. Ltd.	278,350	312,896
Taichung Commercial Bank Co. Ltd.	532,455	288,570
Taishin Financial Holdings Co. Ltd.	1,837,663	1,009,964
Taiwan Business Bank	939,110	486,709
Taiwan Cement Corp.	973,600	955,298
Taiwan Cooperative Financial Holding Co. Ltd.	1,556,818	1,248,878
Taiwan Fertilizer Co. Ltd.	102,000	204,017
Taiwan High Speed Rail Corp.	335,000	306,588
Taiwan Mobile Co. Ltd.	251,000	799,670
Taiwan Semiconductor Manufacturing Co. Ltd.	3,591,000	85,829,181
Taiwan Union Technology Corp.	40,000	223,963
Tatung Co. Ltd. (a)	267,000	533,071
TECO Electric & Machinery Co. Ltd.	241,000	408,729
The Shanghai Commercial & Savings Bank Ltd.	724,218	1,029,607
Tong Hsing Electronics Industries Ltd.	24,060	108,095
Tong Yang Industry Co. Ltd.	70,000	254,362
Tripod Technology Corp.	67,000	401,200
Tung Ho Steel Enterprise Corp.	65,300	146,425
Uni-President Enterprises Corp.	705,000	1,650,713
Unimicron Technology Corp.	188,000	1,037,796
United Integrated Services Co.	26,000	313,145
United Microelectronics Corp.	1,716,000	2,631,814
Vanguard International Semiconductor Corp.	138,000	360,986
Voltronic Power Technology Corp.	10,250	484,139
Walsin Lihwa Corp.	461,374	520,224
Walsin Technology Corp.	48,000	162,421
Wan Hai Lines Ltd.	202,000	313,202
Win Semiconductors Corp.	62,000	275,066
Winbond Electronics Corp.	446,517	353,486
Wisdom Marine Lines Co. Ltd.	70,000	146,005
Wistron Corp.	426,000	1,456,057
Wistron NeWeb Corp.	52,000	238,202
Wiwynn Corp.	15,000	1,065,189
WPG Holding Co. Ltd.	253,040	682,202
WT Microelectronics Co. Ltd.	72,000	328,107
Yageo Corp.	49,775	947,745
Yang Ming Marine Transport Corp.	268,000	427,713
YFY, Inc.	180,000	170,909
Yuanta Financial Holding Co. Ltd.	1,872,638	1,753,480
Yulon Finance Corp.	42,699	193,092
Yulon Motor Co. Ltd.	92,368	193,428
Zhen Ding Technology Holding Ltd.	90,000	317,995
TOTAL TAIWAN		205,068,349
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	18,600	98,557
Advanced Information Service PCL NVDR	141,700	750,833
Airports of Thailand PCL:
(For. Reg.)	335,700	587,807
NVDR	294,600	515,841
Asset World Corp. PCL NVDR	1,207,900	142,210
B. Grimm Power PCL:
(For. Reg.)	11,600	7,981
NVDR	157,900	108,636
Bangkok Bank PCL:
(For. Reg.)	11,400	41,946
NVDR	68,700	252,780
Bangkok Chain Hospital PCL NVDR	172,600	93,285
Bangkok Commercial Asset Management PCL:
(For. Reg.)	59,300	15,784
NVDR	94,100	25,046
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	134,418
NVDR	536,900	418,127
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	127,658
NVDR	475,000	105,751
Banpu PCL NVDR	650,300	96,758
Berli Jucker PCL:
(For. Reg.)	39,000	25,647
NVDR	91,600	60,239
BTS Group Holdings PCL:
(For. Reg.)	313,800	53,194
NVDR	559,900	95,238
Bumrungrad Hospital PCL:
(For. Reg.)	19,000	125,067
NVDR	39,100	257,375
Carabao Group PCL:
(For. Reg.)	8,100	14,836
NVDR	65,200	119,422
Central Pattana PCL:
(For. Reg.)	77,400	131,641
NVDR	126,800	215,660
Central Plaza Hotel PCL NVDR	75,600	91,163
Central Retail Corp. PCL:
(For. Reg.)	176,708	163,008
NVDR	233,500	215,397
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	133,616
NVDR	279,900	148,881
Chularat Hospital PCL NVDR unit	775,000	60,393
CP ALL PCL:
(For. Reg.)	163,000	251,241
NVDR	495,500	763,741
Delta Electronics PCL:
(For. Reg.)	274,000	509,679
NVDR	390,200	725,828
Electricity Generating PCL NVDR	33,800	101,970
Energy Absolute PCL:
(For. Reg.)	126,300	103,513
NVDR	142,800	117,036
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	57,915
NVDR	64,600	84,465
Gulf Energy Development PCL:
(For. Reg.)	266,700	287,313
NVDR	592,600	638,402
Hana Microelectronics PCL NVDR	86,600	89,384
Home Product Center PCL:
(For. Reg.)	164,700	45,850
NVDR	361,600	100,664
Indorama Ventures PCL NVDR	299,200	191,512
Intouch Holdings PCL:
(For. Reg.)	45,100	81,013
NVDR	81,000	145,501
IRPC PCL:
(For. Reg.)	672,700	35,487
NVDR	758,800	40,029
JMT Network Services PCL:
NVDR	93,622	51,588
warrants (a)	3,605	121
Kasikornbank PCL:
(For. Reg.)	46,900	164,190
NVDR	128,000	448,109
KCE Electronics PCL NVDR	83,800	87,570
Kiatnakin Bank PCL:
warrants 3/17/26 (a)	4,316	196
(For. Reg.)	51,800	72,338
Krung Thai Bank PCL:
(For. Reg.)	166,000	74,873
NVDR	309,600	139,643
Krungthai Card PCL:
(For. Reg.)	54,000	62,094
NVDR	93,500	107,515
Land & House PCL:
(For. Reg.)	205,900	41,216
NVDR	248,400	49,723
Minor International PCL:
(For. Reg.)	205,756	181,928
NVDR	206,948	182,982
Muangthai Leasing PCL:
(For. Reg.)	29,100	35,318
NVDR	69,100	83,866
Ngern Tid Lor PCL NVDR	203,810	113,890
Osotspa PCL:
(For. Reg.)	72,200	41,555
NVDR	104,900	60,375
PTT Exploration and Production PCL:
(For. Reg.)	82,500	344,193
NVDR	130,000	542,365
PTT Global Chemical PCL NVDR	260,800	256,540
PTT Oil & Retail Business PCL NVDR	472,500	236,605
PTT PCL:
(For. Reg.)	317,500	286,967
NVDR	968,600	875,454
Ratch Group PCL NVDR unit	80,500	62,129
SCB X PCL:
(For. Reg.)	28,750	82,109
NVDR	100,600	287,311
SCG Packaging PCL NVDR	176,900	153,588
Siam Cement PCL:
(For. Reg.)	2,600	17,371
NVDR	40,400	269,925
Siam Global House PCL NVDR	330,476	143,321
Sri Trang Agro-Industry PCL NVDR	89,000	41,786
Srisawad Corp. PCL:
(For. Reg.)	26,600	29,114
NVDR	68,500	74,880
Thai Beverage PCL	1,283,000	464,593
Thai Life Insurance PCL	318,800	78,480
Thai Oil PCL:
(For. Reg.)	62,275	90,494
NVDR	63,277	91,950
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	34,532
NVDR	196,700	78,615
Thanachart Capital PCL:
(For. Reg.)	28,000	36,626
NVDR	47,900	63,115
TISCO Financial Group PCL:
(For. Reg.)	8,600	22,480
NVDR	46,800	122,333
TMBThanachart Bank PCL:
(For. Reg.)	1,455,487	70,733
NVDR	5,512,571	267,896
True Corp. PCL (a)	617,650	127,024
True Corp. PCL NVDR (a)	1,933,349	397,607
VGI PCL warrants (For. Reg.) (a)	116,340	248
WHA Corp. PCL:
(For. Reg.)	369,000	49,448
NVDR	705,800	94,580
TOTAL THAILAND		17,598,240
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	17,544	175,921
Akbank TAS	452,197	830,078
Aksa Akrilik Kimya Sanayii	20,118	72,306
Aksa Enerji Uretim A/S	35,272	41,887
Alarko Holding AS	19,695	70,908
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	154,453
Anadolu Sigoria (a)	27,432	76,232
Arcelik A/S	29,526	157,721
Aselsan A/S	178,649	335,109
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	32,520	94,187
Bera Holding A/S	78,276	45,801
Bim Birlesik Magazalar A/S JSC	67,608	807,883
Borusan Mannesmann Boru Sanayi ve Ticaret A/S (a)	5,728	106,384
Borusan Yatirim ve Pazarlama A/S	968	96,617
Coca-Cola Icecek Sanayi A/S	11,467	256,701
Dogan Sirketler Grubu Holding A/S	160,124	72,136
Ege Endustri Ve Ticaret A/S	170	91,860
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	71,115
Enerjisa Enerji A/S (c)	34,232	71,928
Enka Insaat ve Sanayi A/S	268,128	317,916
Eregli Demir ve Celik Fabrikalari T.A.S.	271,095	360,442
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	13,237	60,900
Ford Otomotiv Sanayi A/S	10,340	355,668
Haci Omer Sabanci Holding A/S	198,007	564,315
Hektas Ticaret A/S (a)	146,675	68,930
Is Yatirim Menkul Degerler A/S	77,783	89,777
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	30,391	56,397
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	77,065
Kayseri Seker Fabrikasi A/S	41,170	42,332
Koc Holding A/S	188,482	1,315,860
Kontrolmatik Enerji Ve Muhendislik A/S	11,789	85,907
Koza Altin Isletmeleri A/S	132,578	95,218
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	38,302
Mavi Jeans Class B (c)	43,790	125,071
MIA Teknoloji A/S	31,785	55,157
Migros Turk Ticaret A/S	13,154	179,523
MLP Saglik Hizmetleri A/S (a)(c)	13,544	97,859
Nuh Cimento Sanayi A/S	7,790	73,303
Otokar Otomotiv ve Savunma Sanayi A.S.	5,333	86,204
Oyak Cimento Fabrikalari A/S (a)	55,237	103,358
Pegasus Hava Tasimaciligi A/S (a)	6,152	196,416
Petkim Petrokimya Holding A/S (a)	177,193	113,364
Politeknik Metal Sanayi Ve Ticaret A/S	112	63,978
Reeder Teknoloji Sanayi VE Ticaret A/S	36,959	47,588
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	53,352	55,714
Sasa Polyester Sanayi A/S	144,777	184,535
Sok Marketler Ticaret A/S	43,806	78,857
TAV Havalimanlari Holding A/S (a)	27,996	190,091
Tekfen Holding A/S	22,549	36,031
Tofas Turk Otomobil Fabrikasi A/S	17,316	147,168
Turk Hava Yollari AO (a)	106,291	1,069,925
Turk Traktor ve Ziraat Makinalari A/S	3,433	97,469
Turkcell Iletisim Hizmet A/S	173,238	432,209
Turkiye Is Bankasi A/S Series C	1,269,621	537,466
Turkiye Petrol Rafinerileri A/S	122,867	742,826
Turkiye Sinai Kalkinma Bankasi A/S (a)	202,086	61,151
Turkiye Sirgota A/S	33,721	68,980
Turkiye Sise ve Cam Fabrikalari A/S	185,065	288,001
Ulker Biskuvi Sanayi A/S (a)	27,753	97,948
Yapi ve Kredi Bankasi A/S	390,332	389,051
TOTAL TURKEY		12,777,499
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	432,417	983,060
Abu Dhabi Islamic Bank	217,612	661,208
Abu Dhabi National Oil Co. for Distribution PJSC	446,777	424,529
Air Arabia PJSC (a)	323,556	236,089
Aldar Properties PJSC	568,054	844,448
Americana Restaurants International PLC	418,896	379,788
Dubai Electricity & Water Authority PJSC	1,340,843	857,900
Dubai Islamic Bank Pakistan Ltd.	429,977	650,895
Emaar Development PJSC	115,084	261,946
Emaar Properties PJSC	911,254	2,036,918
Emirates NBD Bank PJSC	362,842	1,679,412
Emirates Telecommunications Corp.	513,508	2,376,769
First Abu Dhabi Bank PJSC	652,045	2,215,558
Multiply Group (a)	539,370	337,758
Q Holding Pjsc (a)	295,828	237,603
Salik Co. PJSC	266,304	250,868
TOTAL UNITED ARAB EMIRATES		14,434,749
United Kingdom - 6.9%
3i Group PLC	143,314	5,120,244
Abrdn PLC	270,871	495,854
Admiral Group PLC	38,776	1,322,270
Ashtead Group PLC	66,521	4,855,947
Associated British Foods PLC	48,969	1,625,186
AstraZeneca PLC (United Kingdom)	228,369	34,540,572
Auto Trader Group PLC (c)	134,039	1,162,049
Aviva PLC	403,857	2,350,106
B&M European Value Retail SA	137,860	894,045
BAE Systems PLC	447,879	7,449,220
Barclays PLC	2,123,257	5,353,357
Barratt Developments PLC	143,281	814,080
Beazley PLC	98,177	813,349
Bellway PLC	17,896	565,757
Berkeley Group Holdings PLC	16,830	991,351
British American Tobacco PLC (United Kingdom)	329,453	9,671,514
British Land Co. PLC	141,390	685,495
BT Group PLC	837,083	1,073,172
Bunzl PLC	49,986	1,920,021
Burberry Group PLC	53,939	771,794
Centrica PLC	829,856	1,326,773
CK Hutchison Holdings Ltd.	397,000	1,928,140
Coca-Cola European Partners PLC	30,378	2,187,824
Compass Group PLC	262,946	7,313,508
ConvaTec Group PLC (c)	241,206	753,497
Croda International PLC	21,078	1,214,182
DCC PLC (United Kingdom)	15,271	1,046,641
Derwent London PLC	16,376	420,712
Diageo PLC	327,603	11,321,854
Diploma PLC	20,047	908,804
DS Smith PLC	203,138	889,424
Entain PLC	93,746	921,426
Flutter Entertainment PLC (a)	26,106	4,868,647
Games Workshop Group PLC	4,763	589,804
Halma PLC	56,013	1,544,702
Hargreaves Lansdown PLC	52,026	529,044
Hiscox Ltd.	53,003	814,628
Howden Joinery Group PLC	81,923	896,734
HSBC Holdings PLC (United Kingdom)	2,814,549	24,396,379
IG Group Holdings PLC	56,175	525,047
IMI PLC	38,434	841,402
Imperial Brands PLC	131,224	2,998,489
Inchcape PLC	62,444	624,215
Informa PLC	202,117	2,009,835
InterContinental Hotel Group PLC	25,374	2,474,828
Intermediate Capital Group PLC	43,282	1,135,743
International Consolidated Airlines Group SA CDI (a)	374,337	815,812
Intertek Group PLC	23,711	1,464,812
ITV PLC	540,953	475,191
J Sainsbury PLC	262,235	863,098
JD Sports Fashion PLC	375,498	542,399
Johnson Matthey PLC	28,052	615,520
Kingfisher PLC	277,660	855,283
Land Securities Group PLC	110,365	897,082
Legal & General Group PLC	881,958	2,600,839
Lloyds Banking Group PLC	9,441,322	6,093,273
London Stock Exchange Group PLC	57,512	6,340,129
M&G PLC	352,533	885,861
Man Group PLC	181,228	583,344
Marks & Spencer Group PLC	289,689	925,947
Melrose Industries PLC	198,277	1,565,329
National Grid PLC	548,875	7,199,682
NatWest Group PLC	802,980	3,030,755
Next PLC	18,737	2,109,027
Ocado Group PLC (a)	110,406	487,129
Pearson PLC	101,954	1,237,094
Persimmon PLC	47,466	773,417
Phoenix Group Holdings PLC	139,461	853,543
Reckitt Benckiser Group PLC	108,555	6,068,985
RELX PLC (London Stock Exchange)	280,822	11,538,100
Rentokil Initial PLC	371,912	1,877,402
Rightmove PLC	120,360	774,539
Rolls-Royce Holdings PLC (a)	1,239,777	6,357,608
RS GROUP PLC	70,877	652,719
Sage Group PLC	148,345	2,161,350
Schroders PLC	136,994	603,926
Segro PLC	194,544	2,061,424
Severn Trent PLC	40,468	1,247,483
Smith & Nephew PLC	129,575	1,569,886
Smiths Group PLC	51,628	1,042,510
Spectris PLC	15,871	660,393
Spirax-Sarco Engineering PLC	10,844	1,198,508
SSE PLC	161,617	3,359,436
St. James's Place PLC	78,827	429,059
Standard Chartered PLC (United Kingdom)	326,073	2,801,469
Subsea 7 SA	33,364	541,225
Tate & Lyle PLC	60,060	494,566
Taylor Wimpey PLC	527,090	868,727
Tesco PLC	1,037,628	3,830,996
The Weir Group PLC	38,497	986,130
Tritax Big Box REIT PLC	274,801	520,560
Unilever PLC	370,524	19,167,505
Unite Group PLC	59,501	689,963
United Utilities Group PLC	100,361	1,309,867
Vodafone Group PLC	3,357,546	2,831,426
Whitbread PLC	27,508	1,088,581
Wise PLC (a)	68,633	665,929
WPP PLC	158,740	1,591,077
TOTAL UNITED KINGDOM		277,163,580
United States of America - 6.0%
Bausch Health Cos., Inc. (Canada) (a)	44,841	392,807
BP PLC	2,486,294	16,025,749
Brookfield Renewable Corp.	20,105	467,045
CRH PLC	107,735	8,394,920
CSL Ltd.	71,168	12,644,855
CyberArk Software Ltd. (a)	6,151	1,471,627
DHT Holdings, Inc.	18,667	213,177
Experian PLC	136,050	5,487,433
Ferrovial SE	73,586	2,654,347
Flex Ltd. (a)	62,163	1,780,970
GFL Environmental, Inc.	32,626	1,041,122
Globant SA (a)	6,196	1,106,544
GSK PLC	603,579	12,522,405
Haleon PLC	919,017	3,881,324
Holcim AG	78,497	6,570,809
ICON PLC (a)	12,142	3,616,859
InMode Ltd. (a)(b)	9,917	170,473
James Hardie Industries PLC CDI (a)	64,202	2,207,133
JBS SA	94,900	428,390
Legend Biotech Corp. ADR (a)	8,559	374,371
Monday.com Ltd. (a)	3,776	714,910
Nestle SA (Reg. S)	393,352	39,492,619
Parade Technologies Ltd.	10,000	226,622
QIAGEN NV (Germany)	32,942	1,373,885
Reliance Worldwide Corp. Ltd.	119,927	393,641
Roche Holding AG:
(Bearer)	3,867	1,012,971
(participation certificate)	103,573	24,817,564
Sanofi SA	163,987	16,200,770
Schneider Electric SA	79,095	18,034,713
Shell PLC (London)	954,741	33,939,723
Spotify Technology SA (a)	21,231	5,954,022
Stellantis NV (Italy)	325,860	7,261,183
Swiss Re Ltd.	42,595	4,625,328
Tenaris SA	68,292	1,142,413
Waste Connections, Inc. (Canada)	37,963	6,155,044
TOTAL UNITED STATES OF AMERICA		242,797,768
Zambia - 0.0%
First Quantum Minerals Ltd.	104,308	1,324,450
TOTAL COMMON STOCKS (Cost $3,493,390,766)		3,895,992,285

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	780,579	2,104,554
Bradespar SA (PN)	34,209	131,299
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	32,229	257,951
Companhia Energetica de Minas Gerais (CEMIG) (PN)	285,654	698,704
Companhia Paranaense de Energia-COPEL (PN-B)	206,400	361,317
Gerdau SA	213,600	751,134
Itau Unibanco Holding SA	715,150	4,319,051
Itausa-Investimentos Itau SA (PN)	829,157	1,526,546
Metalurgica Gerdau SA (PN)	95,300	194,175
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	670,000	5,421,831
TOTAL BRAZIL		15,766,562
Chile - 0.0%
Embotelladora Andina SA Class B	52,026	147,128
Sociedad Quimica y Minera de Chile SA (PN-B)	21,017	959,945
TOTAL CHILE		1,107,073
Colombia - 0.0%
Bancolombia SA (PN)	69,254	566,672
Germany - 0.2%
Dr. Ing. h.c. F. Porsche AG Series F (c)	13,299	1,183,963
Henkel AG & Co. KGaA	24,008	1,907,238
Porsche Automobil Holding SE (Germany)	22,670	1,155,071
Sartorius AG (non-vtg.)	3,967	1,195,140
Volkswagen AG	27,045	3,313,150
TOTAL GERMANY		8,754,562
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	2,715	308,075
Hyundai Motor Co. Ltd. Series 2	5,457	621,814
LG Chemical Ltd.	950	181,815
Samsung Electronics Co. Ltd.	114,565	5,334,193
TOTAL KOREA (SOUTH)		6,445,897
Russia - 0.0%
AK Transneft OAO (a)(d)	16,800	48,539
Sberbank of Russia (Russia) (a)(d)	109,390	675
Surgutneftegas OJSC (a)(d)	841,000	14,569
TOTAL RUSSIA		63,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,588,286)		32,704,549

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $3,488,802)	3,500,000	3,488,707

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	70,080,750	70,094,767
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	8,365,832	8,366,669
TOTAL MONEY MARKET FUNDS (Cost $78,461,245)		78,461,436

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,610,929,099)	4,010,646,977
NET OTHER ASSETS (LIABILITIES) - 0.4%	16,200,476
NET ASSETS - 100.0%	4,026,847,453

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	556	Jun 2024	63,036,500	(1,135,828)	(1,135,828)
ICE MSCI Emerging Markets Index Contracts (United States)	535	Jun 2024	27,873,500	87,024	87,024
TME S&P/TSX 60 Index Contracts (Canada)	39	Jun 2024	7,396,869	(75,194)	(75,194)

TOTAL FUTURES CONTRACTS					(1,123,998)
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,742,714 or 1.7% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,099,965.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	78,761,332	288,188,690	296,854,994	2,251,191	(262)	1	70,094,767	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	9,334,323	36,545,676	37,513,330	44,189	-	-	8,366,669	0.0%
Total	88,095,655	324,734,366	334,368,324	2,295,380	(262)	1	78,461,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	205,051,372	45,720,826	159,330,546	-
Consumer Discretionary	454,921,393	119,116,767	335,804,626	-
Consumer Staples	278,392,100	79,154,750	199,237,166	184
Energy	222,243,884	82,578,087	139,409,949	255,848
Financials	833,360,441	342,681,780	490,670,414	8,247
Health Care	349,326,905	55,941,611	293,385,294	-
Industrials	578,308,508	185,647,206	392,398,568	262,734
Information Technology	505,451,574	111,455,944	393,995,630	-
Materials	292,781,383	123,945,411	168,735,305	100,667
Real Estate	87,391,921	24,061,705	63,330,216	-
Utilities	121,467,353	42,238,642	79,228,711	-

Government Obligations	3,488,707	-	3,488,707	-

Money Market Funds	78,461,436	78,461,436	-	-
Total Investments in Securities:	4,010,646,977	1,291,004,165	2,719,015,132	627,680
Derivative Instruments: Assets
Futures Contracts	87,024	87,024	-	-
Total Assets	87,024	87,024	-	-
Liabilities
Futures Contracts	(1,211,022)	(1,211,022)	-	-
Total Liabilities	(1,211,022)	(1,211,022)	-	-
Total Derivative Instruments:	(1,123,998)	(1,123,998)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	87,024	(1,211,022)
Total Equity Risk	87,024	(1,211,022)
Total Value of Derivatives	87,024	(1,211,022)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® International Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,904,970) - See accompanying schedule:
Unaffiliated issuers (cost $3,532,467,854)	$3,932,185,541
Fidelity Central Funds (cost $78,461,245)	78,461,436

Total Investment in Securities (cost $3,610,929,099)		$4,010,646,977
Foreign currency held at value (cost $6,864,656)		6,775,404
Receivable for investments sold		801,412
Receivable for fund shares sold		4,347,330
Dividends receivable		14,202,626
Reclaims receivable		7,164,273
Distributions receivable from Fidelity Central Funds		257,582
Other receivables		2,960
Total assets		4,044,198,564
Liabilities
Payable for investments purchased
Regular delivery	$838,345
Delayed delivery	61,445
Payable for fund shares redeemed	1,698,590
Payable for daily variation margin on futures contracts	1,288,186
Deferred taxes	2,620,198
Other payables and accrued expenses	2,477,581
Collateral on securities loaned	8,366,766
Total liabilities		17,351,111
Net Assets		$4,026,847,453
Net Assets consist of:
Paid in capital		$3,785,188,337
Total accumulated earnings (loss)		241,659,116
Net Assets		$4,026,847,453
Net Asset Value, offering price and redemption price per share ($4,026,847,453 ÷ 356,007,163 shares)		$11.31
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$57,374,552
Interest		102,479
Income from Fidelity Central Funds (including $44,189 from security lending)		2,295,380
Income before foreign taxes withheld		$59,772,411
Less foreign taxes withheld		(5,449,792)
Total income		54,322,619
Expenses
Independent trustees' fees and expenses	$9,192
Total expenses		9,192
Net Investment income (loss)		54,313,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $131,829)	(44,955,520)
Fidelity Central Funds	(262)
Foreign currency transactions	117,239
Futures contracts	8,847,734
Total net realized gain (loss)		(35,990,809)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,606,911)	527,774,451
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(194,673)
Futures contracts	4,133,538
Total change in net unrealized appreciation (depreciation)		531,713,317
Net gain (loss)		495,722,508
Net increase (decrease) in net assets resulting from operations		$550,035,935
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,313,427	$101,063,467
Net realized gain (loss)	(35,990,809)	(53,049,034)
Change in net unrealized appreciation (depreciation)	531,713,317	274,682,668
Net increase (decrease) in net assets resulting from operations	550,035,935	322,697,101
Distributions to shareholders	(109,268,182)	(77,147,029)

Share transactions
Proceeds from sales of shares	537,666,639	767,830,253
Reinvestment of distributions	95,152,226	68,275,410
Cost of shares redeemed	(325,298,931)	(424,367,743)

Net increase (decrease) in net assets resulting from share transactions	307,519,934	411,737,920
Total increase (decrease) in net assets	748,287,687	657,287,992

Net Assets
Beginning of period	3,278,559,766	2,621,271,774
End of period	$4,026,847,453	$3,278,559,766

Other Information
Shares
Sold	48,558,462	73,261,474
Issued in reinvestment of distributions	8,818,557	7,009,796
Redeemed	(29,417,010)	(40,762,226)
Net increase (decrease)	27,960,009	39,509,044

Financial Highlights
Fidelity ZERO® International Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$9.08	$12.40	$9.67	$10.14	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.33	.30	.23	.32
Net realized and unrealized gain (loss)	1.49	.85	(3.34)	2.62	(.45)	.75
Total from investment operations	1.65	1.18	(3.01)	2.92	(.22)	1.07
Distributions from net investment income	(.33)	(.27)	(.31)	(.19)	(.25)	(.06)
Total distributions	(.33)	(.27)	(.31)	(.19)	(.25)	(.06)
Net asset value, end of period	$11.31	$9.99	$9.08	$12.40	$9.67	$10.14
Total Return C,D	16.68%	13.03%	(24.79)%	30.39%	(2.34)%	11.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.86% H	3.12%	3.11%	2.50%	2.39%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$4,026,847	$3,278,560	$2,621,272	$3,139,096	$1,651,017	$1,260,503
Portfolio turnover rate I	5 % H	6%	6%	8%	8%	4%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity ZERO® Large Cap Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.7
Apple, Inc.	5.7
NVIDIA Corp.	4.9
Amazon.com, Inc.	3.7
Alphabet, Inc. Class A	2.2
Meta Platforms, Inc. Class A	2.2
Alphabet, Inc. Class C	1.9
Berkshire Hathaway, Inc. Class B	1.7
Eli Lilly & Co.	1.5
Broadcom, Inc.	1.3
31.8

Market Sectors (% of Fund's net assets)

Information Technology	29.8
Financials	13.3
Health Care	12.1
Consumer Discretionary	10.1
Communication Services	9.1
Industrials	8.7
Consumer Staples	5.9
Energy	4.0
Materials	2.3
Utilities	2.3
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity ZERO® Large Cap Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,462,909	24,708,533
Verizon Communications, Inc.	860,214	33,969,851
		58,678,384
Entertainment - 1.3%
Electronic Arts, Inc.	49,782	6,313,353
Liberty Media Corp. Liberty Formula One:
Class A	5,211	324,489
Class C	42,348	2,963,090
Liberty Media Corp. Liberty Live:
Class C	8,997	335,768
Series A	4,591	164,633
Netflix, Inc. (a)	88,545	48,756,419
Roblox Corp. (a)	101,068	3,593,978
Take-Two Interactive Software, Inc. (a)	32,444	4,633,328
The Walt Disney Co.	375,308	41,696,719
Warner Bros Discovery, Inc. (a)	454,011	3,341,521
		112,123,298
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A	1,205,738	196,270,032
Class C	1,009,484	166,201,446
Meta Platforms, Inc. Class A	450,142	193,637,584
Pinterest, Inc. Class A (a)	121,783	4,073,641
Snap, Inc. Class A (a)	211,076	3,176,694
		563,359,397
Media - 0.6%
Charter Communications, Inc. Class A (a)	20,205	5,171,268
Comcast Corp. Class A	810,725	30,896,730
Fox Corp.:
Class A	49,098	1,522,529
Class B	26,837	769,685
Interpublic Group of Companies, Inc.	78,222	2,381,078
Liberty Media Corp. Liberty SiriusXM	30,177	726,059
Liberty Media Corp. Liberty SiriusXM Class A	15,685	377,381
Omnicom Group, Inc.	40,507	3,760,670
The Trade Desk, Inc. (a)	91,307	7,564,785
		53,170,185
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	106,851	17,541,729
TOTAL COMMUNICATION SERVICES		804,872,993
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.0%
Aptiv PLC (a)	57,087	4,053,177
Automobiles - 1.4%
Ford Motor Co.	798,500	9,701,775
General Motors Co.	236,196	10,517,808
Tesla, Inc. (a)	566,914	103,903,998
		124,123,581
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	1,870,280	327,299,000
eBay, Inc.	106,186	5,472,826
		332,771,826
Distributors - 0.1%
Genuine Parts Co.	28,685	4,509,569
LKQ Corp.	54,623	2,355,890
Pool Corp.	7,925	2,873,050
		9,738,509
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	89,117	14,131,283
Booking Holdings, Inc.	7,139	24,644,042
Carnival Corp. (a)	206,384	3,058,611
Chipotle Mexican Grill, Inc. (a)	5,611	17,728,516
Darden Restaurants, Inc.	24,431	3,747,960
Domino's Pizza, Inc.	7,137	3,777,400
Doordash, Inc. (a)	62,202	8,040,231
Draftkings Holdings, Inc. (a)	95,395	3,964,616
Expedia Group, Inc. (a)	26,755	3,602,026
Hilton Worldwide Holdings, Inc.	51,594	10,178,464
Las Vegas Sands Corp.	75,570	3,352,285
Marriott International, Inc. Class A	50,476	11,918,898
McDonald's Corp.	148,409	40,521,593
MGM Resorts International (a)	55,814	2,201,304
Royal Caribbean Cruises Ltd. (a)	48,268	6,739,661
Starbucks Corp.	231,654	20,499,062
Yum! Brands, Inc.	57,496	8,121,310
		186,227,262
Household Durables - 0.4%
D.R. Horton, Inc.	61,101	8,706,281
Garmin Ltd.	31,318	4,524,511
Lennar Corp.:
Class A	50,573	7,667,878
Class B	2,612	366,699
NVR, Inc. (a)	654	4,865,008
PulteGroup, Inc.	43,395	4,835,071
		30,965,448
Specialty Retail - 1.9%
AutoZone, Inc. (a)	3,538	10,459,743
Best Buy Co., Inc.	39,275	2,892,211
Burlington Stores, Inc. (a)	13,060	2,350,016
CarMax, Inc. (a)	32,268	2,193,256
Lowe's Companies, Inc.	117,670	26,827,583
O'Reilly Automotive, Inc. (a)	12,087	12,247,274
Ross Stores, Inc.	68,885	8,924,052
The Home Depot, Inc.	203,636	68,059,224
TJX Companies, Inc.	233,188	21,940,659
Tractor Supply Co.	22,121	6,040,803
Ulta Beauty, Inc. (a)	9,936	4,022,490
Williams-Sonoma, Inc.	13,124	3,763,701
		169,721,012
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	5,252	4,298,604
lululemon athletica, Inc. (a)	23,496	8,472,658
NIKE, Inc. Class B	249,051	22,977,445
		35,748,707
TOTAL CONSUMER DISCRETIONARY		893,349,522
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	32,913	8,342,129
Keurig Dr. Pepper, Inc.	213,097	7,181,369
Monster Beverage Corp. (a)	151,141	8,078,486
PepsiCo, Inc.	281,217	49,468,882
The Coca-Cola Co.	796,140	49,177,568
		122,248,434
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	90,789	65,631,368
Dollar General Corp.	44,908	6,250,745
Dollar Tree, Inc. (a)	42,348	5,007,651
Kroger Co.	135,420	7,499,560
Sysco Corp.	101,856	7,569,938
Target Corp.	94,457	15,205,688
Walgreens Boots Alliance, Inc.	146,790	2,602,587
Walmart, Inc.	875,843	51,981,282
		161,748,819
Food Products - 0.8%
Archer Daniels Midland Co.	109,131	6,401,624
Bunge Global SA	29,751	3,027,462
Conagra Brands, Inc.	97,914	3,013,793
General Mills, Inc.	116,192	8,186,888
Kellanova	54,012	3,125,134
Lamb Weston Holdings, Inc.	29,486	2,457,363
McCormick & Co., Inc. (non-vtg.)	51,445	3,912,907
Mondelez International, Inc.	275,497	19,819,254
The Hershey Co.	30,667	5,946,945
The J.M. Smucker Co.	21,675	2,489,374
The Kraft Heinz Co.	163,120	6,298,063
Tyson Foods, Inc. Class A	58,619	3,555,242
		68,234,049
Household Products - 1.3%
Church & Dwight Co., Inc.	50,413	5,439,059
Colgate-Palmolive Co.	168,474	15,486,130
Kimberly-Clark Corp.	68,930	9,411,013
Procter & Gamble Co.	481,445	78,571,824
The Clorox Co.	25,393	3,754,863
		112,662,889
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	47,658	6,991,905
Kenvue, Inc.	352,620	6,636,308
		13,628,213
Tobacco - 0.5%
Altria Group, Inc.	360,810	15,807,086
Philip Morris International, Inc.	317,641	30,156,837
		45,963,923
TOTAL CONSUMER STAPLES		524,486,327
ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	204,771	6,679,630
Halliburton Co.	182,102	6,823,362
Schlumberger Ltd.	292,041	13,866,107
		27,369,099
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	48,747	7,693,252
Chevron Corp.	354,876	57,230,853
ConocoPhillips Co.	241,044	30,279,947
Coterra Energy, Inc.	153,888	4,210,376
Devon Energy Corp.	131,084	6,708,879
Diamondback Energy, Inc.	36,621	7,365,582
EOG Resources, Inc.	119,313	15,764,827
Exxon Mobil Corp.	812,483	96,092,364
Hess Corp.	56,320	8,869,837
Kinder Morgan, Inc.	395,651	7,232,500
Marathon Oil Corp.	119,798	3,216,576
Marathon Petroleum Corp.	75,294	13,682,426
Occidental Petroleum Corp.	134,664	8,906,677
ONEOK, Inc.	119,190	9,430,313
Ovintiv, Inc.	51,804	2,658,581
Phillips 66 Co.	87,979	12,599,473
Pioneer Natural Resources Co.	47,799	12,873,227
Targa Resources Corp.	45,622	5,203,645
The Williams Companies, Inc.	248,899	9,547,766
Valero Energy Corp.	69,657	11,136,065
		330,703,166
TOTAL ENERGY		358,072,265
FINANCIALS - 13.3%
Banks - 3.4%
Bank of America Corp.	1,408,681	52,135,284
Citigroup, Inc.	389,379	23,880,614
Citizens Financial Group, Inc.	95,437	3,255,356
Fifth Third Bancorp	139,350	5,080,701
First Citizens Bancshares, Inc.	2,433	4,103,887
Huntington Bancshares, Inc.	296,276	3,990,838
JPMorgan Chase & Co.	591,515	113,417,086
KeyCorp	191,959	2,781,486
M&T Bank Corp.	33,992	4,908,105
PNC Financial Services Group, Inc.	81,436	12,480,881
Regions Financial Corp.	189,022	3,642,454
Truist Financial Corp.	272,874	10,246,419
U.S. Bancorp	318,559	12,943,052
Wells Fargo & Co.	736,342	43,679,807
		296,545,970
Capital Markets - 3.0%
Ameriprise Financial, Inc.	20,501	8,442,107
Ares Management Corp.	34,555	4,598,925
Bank of New York Mellon Corp.	155,361	8,776,343
BlackRock, Inc. Class A	28,610	21,590,250
Blackstone, Inc.	147,182	17,162,893
Cboe Global Markets, Inc.	21,597	3,912,297
Charles Schwab Corp.	304,497	22,517,553
CME Group, Inc.	73,656	15,441,244
Coinbase Global, Inc. (a)	34,972	7,131,840
FactSet Research Systems, Inc.	7,796	3,250,074
Goldman Sachs Group, Inc.	66,724	28,471,798
Intercontinental Exchange, Inc.	117,160	15,085,522
KKR & Co. LP	135,807	12,639,557
LPL Financial	15,275	4,110,961
Moody's Corp.	32,201	11,924,996
Morgan Stanley	256,325	23,284,563
MSCI, Inc.	16,182	7,537,414
NASDAQ, Inc.	77,748	4,653,218
Northern Trust Corp.	41,975	3,458,320
Raymond James Financial, Inc.	38,490	4,695,780
S&P Global, Inc.	65,740	27,336,664
State Street Corp.	61,773	4,477,925
T. Rowe Price Group, Inc.	45,807	5,019,073
		265,519,317
Consumer Finance - 0.5%
American Express Co.	117,005	27,382,680
Capital One Financial Corp.	77,830	11,163,157
Discover Financial Services	51,162	6,483,760
Synchrony Financial	83,236	3,660,719
		48,690,316
Financial Services - 4.3%
Apollo Global Management, Inc.	89,417	9,691,014
Berkshire Hathaway, Inc. Class B (a)	372,268	147,689,884
Block, Inc. Class A (a)	113,262	8,268,126
Corpay, Inc. (a)	14,773	4,463,514
Fidelity National Information Services, Inc.	121,224	8,233,534
Fiserv, Inc. (a)	122,804	18,748,487
Global Payments, Inc.	53,278	6,540,940
Jack Henry & Associates, Inc.	14,880	2,420,827
MasterCard, Inc. Class A	168,807	76,165,718
PayPal Holdings, Inc. (a)	219,283	14,893,701
Visa, Inc. Class A	323,605	86,923,539
		384,039,284
Insurance - 2.1%
AFLAC, Inc.	107,707	9,009,691
Allstate Corp.	53,709	9,133,753
American International Group, Inc.	143,642	10,817,679
Aon PLC	40,965	11,552,540
Arch Capital Group Ltd. (a)	75,911	7,100,715
Arthur J. Gallagher & Co.	44,359	10,410,614
Brown & Brown, Inc.	48,336	3,941,317
Chubb Ltd.	82,921	20,617,477
Cincinnati Financial Corp.	32,121	3,716,078
Everest Re Group Ltd.	8,885	3,255,553
Fidelity National Financial, Inc.	52,788	2,613,006
Hartford Financial Services Group, Inc.	61,075	5,917,557
Markel Group, Inc. (a)	2,687	3,918,721
Marsh & McLennan Companies, Inc.	100,668	20,076,219
MetLife, Inc.	125,600	8,927,648
Principal Financial Group, Inc.	44,875	3,551,408
Progressive Corp.	119,757	24,939,395
Prudential Financial, Inc.	73,860	8,160,053
The Travelers Companies, Inc.	46,691	9,905,963
W.R. Berkley Corp.	41,489	3,193,408
Willis Towers Watson PLC	20,980	5,268,917
		186,027,712
TOTAL FINANCIALS		1,180,822,599
HEALTH CARE - 12.1%
Biotechnology - 1.9%
AbbVie, Inc.	361,241	58,752,236
Alnylam Pharmaceuticals, Inc. (a)	25,677	3,696,204
Amgen, Inc.	109,465	29,986,842
Biogen, Inc. (a)	29,647	6,368,769
BioMarin Pharmaceutical, Inc. (a)	38,562	3,114,267
Exact Sciences Corp. (a)	36,948	2,192,864
Gilead Sciences, Inc.	254,941	16,622,153
Moderna, Inc. (a)	67,871	7,486,850
Regeneron Pharmaceuticals, Inc. (a)	21,616	19,252,507
Vertex Pharmaceuticals, Inc. (a)	52,727	20,711,693
		168,184,385
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	355,210	37,641,604
Align Technology, Inc. (a)	14,573	4,115,124
Baxter International, Inc.	103,903	4,194,564
Becton, Dickinson & Co.	59,112	13,867,675
Boston Scientific Corp. (a)	299,751	21,543,104
DexCom, Inc. (a)	78,878	10,048,268
Edwards Lifesciences Corp. (a)	124,093	10,506,954
GE Healthcare Technologies, Inc.	86,647	6,605,967
Hologic, Inc. (a)	48,031	3,639,309
IDEXX Laboratories, Inc. (a)	16,993	8,373,471
Insulet Corp. (a)	14,262	2,452,208
Intuitive Surgical, Inc. (a)	72,088	26,717,255
Medtronic PLC	272,057	21,829,854
ResMed, Inc.	30,095	6,440,029
STERIS PLC	20,219	4,135,999
Stryker Corp.	69,188	23,281,762
The Cooper Companies, Inc.	40,671	3,622,159
Zimmer Biomet Holdings, Inc.	42,759	5,143,053
		214,158,359
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	49,766	5,127,889
Cencora, Inc.	33,876	8,098,058
Centene Corp. (a)	109,355	7,989,476
Cigna Group	59,848	21,368,130
CVS Health Corp.	257,482	17,434,106
Elevance Health, Inc.	48,074	25,410,955
HCA Holdings, Inc.	40,525	12,555,456
Humana, Inc.	25,007	7,554,365
Laboratory Corp. of America Holdings	17,373	3,498,401
McKesson Corp.	26,887	14,443,965
Molina Healthcare, Inc. (a)	11,867	4,059,701
Quest Diagnostics, Inc.	22,739	3,142,075
UnitedHealth Group, Inc.	189,245	91,537,807
		222,220,384
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	29,979	5,952,630
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	59,962	8,217,192
Avantor, Inc. (a)	138,450	3,354,644
Bio-Techne Corp.	32,136	2,031,317
Charles River Laboratories International, Inc. (a)	10,477	2,399,233
Danaher Corp.	134,563	33,185,927
Illumina, Inc. (a)	32,492	3,998,141
IQVIA Holdings, Inc. (a)	37,343	8,654,987
Mettler-Toledo International, Inc. (a)	4,395	5,404,532
Revvity, Inc.	25,197	2,581,937
Thermo Fisher Scientific, Inc.	79,057	44,961,297
Waters Corp. (a)	12,100	3,739,384
West Pharmaceutical Services, Inc.	15,139	5,411,890
		123,940,481
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	416,320	18,293,101
Eli Lilly & Co.	163,156	127,441,152
Johnson & Johnson	492,541	71,216,503
Merck & Co., Inc.	518,477	66,997,598
Pfizer, Inc.	1,155,284	29,598,376
Royalty Pharma PLC	78,491	2,174,201
Viatris, Inc.	245,894	2,844,994
Zoetis, Inc. Class A	93,937	14,958,528
		333,524,453
TOTAL HEALTH CARE		1,067,980,692
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	14,412	4,520,468
General Dynamics Corp.	46,454	13,336,479
General Electric Co.	222,680	36,034,078
HEICO Corp.	8,181	1,696,739
HEICO Corp. Class A	15,528	2,575,319
Howmet Aerospace, Inc.	80,034	5,342,270
L3Harris Technologies, Inc.	38,782	8,301,287
Lockheed Martin Corp.	44,004	20,458,780
Northrop Grumman Corp.	28,857	13,996,511
RTX Corp.	271,480	27,560,650
Textron, Inc.	40,103	3,392,313
The Boeing Co. (a)	117,346	19,695,353
TransDigm Group, Inc.	11,378	14,200,085
		171,110,332
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	29,756	3,312,140
FedEx Corp.	47,038	12,313,608
United Parcel Service, Inc. Class B	147,980	21,824,090
		37,449,838
Building Products - 0.5%
Builders FirstSource, Inc. (a)	25,235	4,613,463
Carlisle Companies, Inc.	9,935	3,857,264
Carrier Global Corp.	170,941	10,511,162
Johnson Controls International PLC	139,435	9,073,035
Masco Corp.	44,998	3,080,113
Trane Technologies PLC	46,559	14,775,033
		45,910,070
Commercial Services & Supplies - 0.6%
Cintas Corp.	17,630	11,606,534
Copart, Inc.	178,781	9,709,596
RB Global, Inc.	37,382	2,675,804
Republic Services, Inc.	41,844	8,021,495
Veralto Corp.	44,867	4,203,141
Waste Management, Inc.	74,993	15,600,044
		51,816,614
Construction & Engineering - 0.1%
Quanta Services, Inc.	29,726	7,685,955
Electrical Equipment - 0.8%
AMETEK, Inc.	47,223	8,247,969
Eaton Corp. PLC	81,700	26,001,842
Emerson Electric Co.	116,972	12,607,242
GE Vernova LLC	55,669	8,556,882
Hubbell, Inc. Class B	10,972	4,065,345
Rockwell Automation, Inc.	23,446	6,352,928
Vertiv Holdings Co.	71,803	6,677,679
		72,509,887
Ground Transportation - 1.0%
CSX Corp.	404,302	13,430,912
J.B. Hunt Transport Services, Inc.	16,717	2,717,683
Norfolk Southern Corp.	46,215	10,644,239
Old Dominion Freight Lines, Inc.	36,612	6,652,767
Uber Technologies, Inc. (a)	421,048	27,902,851
Union Pacific Corp.	124,762	29,588,556
		90,937,008
Industrial Conglomerates - 0.4%
3M Co.	113,085	10,913,833
Honeywell International, Inc.	134,885	25,996,386
		36,910,219
Machinery - 1.7%
Caterpillar, Inc.	104,161	34,849,146
Cummins, Inc.	27,883	7,876,669
Deere & Co.	53,277	20,853,151
Dover Corp.	28,621	5,131,745
Fortive Corp.	71,749	5,400,547
IDEX Corp.	15,475	3,411,619
Illinois Tool Works, Inc.	55,630	13,579,839
Ingersoll Rand, Inc.	82,820	7,728,762
Otis Worldwide Corp.	82,950	7,565,040
PACCAR, Inc.	107,021	11,355,998
Parker Hannifin Corp.	26,273	14,316,420
Stanley Black & Decker, Inc.	31,423	2,872,062
Westinghouse Air Brake Tech Co.	36,656	5,904,548
Xylem, Inc.	49,323	6,446,516
		147,292,062
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	131,010	6,559,671
Southwest Airlines Co.	122,103	3,167,352
United Airlines Holdings, Inc. (a)	67,119	3,453,944
		13,180,967
Professional Services - 0.7%
Automatic Data Processing, Inc.	84,047	20,330,129
Booz Allen Hamilton Holding Corp. Class A	26,546	3,920,048
Broadridge Financial Solutions, Inc.	24,092	4,659,634
Equifax, Inc.	25,226	5,554,513
Jacobs Solutions, Inc.	25,705	3,689,439
Leidos Holdings, Inc.	28,133	3,944,809
Paychex, Inc.	65,518	7,784,194
SS&C Technologies Holdings, Inc.	44,153	2,732,629
TransUnion	39,704	2,898,392
Verisk Analytics, Inc.	29,663	6,465,347
		61,979,134
Trading Companies & Distributors - 0.4%
Fastenal Co.	117,077	7,954,211
Ferguson PLC	41,735	8,760,177
United Rentals, Inc.	13,748	9,183,527
W.W. Grainger, Inc.	9,038	8,327,161
		34,225,076
TOTAL INDUSTRIALS		771,007,162
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	51,559	13,227,977
Cisco Systems, Inc.	831,415	39,059,877
F5, Inc. (a)	12,019	1,986,861
Motorola Solutions, Inc.	33,960	11,517,534
		65,792,249
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	122,728	14,821,861
CDW Corp.	27,406	6,628,415
Corning, Inc.	157,084	5,243,464
Jabil, Inc.	26,121	3,065,561
Keysight Technologies, Inc. (a)	35,734	5,286,488
TE Connectivity Ltd.	63,178	8,938,423
Teledyne Technologies, Inc. (a)	9,653	3,682,426
Trimble, Inc. (a)	50,959	3,061,107
Zebra Technologies Corp. Class A (a)	10,522	3,309,800
		54,037,545
IT Services - 1.4%
Accenture PLC Class A	128,284	38,601,938
Akamai Technologies, Inc. (a)	30,887	3,117,425
Cloudflare, Inc. (a)	60,989	5,330,439
Cognizant Technology Solutions Corp. Class A	101,877	6,691,281
EPAM Systems, Inc. (a)	11,824	2,781,714
Gartner, Inc. (a)	15,948	6,579,985
GoDaddy, Inc. (a)	28,814	3,526,257
IBM Corp.	187,215	31,115,133
MongoDB, Inc. Class A (a)	14,768	5,392,978
Okta, Inc. (a)	32,377	3,010,413
Snowflake, Inc. (a)	67,376	10,456,755
Twilio, Inc. Class A (a)	37,008	2,216,039
VeriSign, Inc. (a)	18,042	3,057,758
		121,878,115
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	330,599	52,360,270
Analog Devices, Inc.	101,449	20,351,684
Applied Materials, Inc.	170,244	33,818,971
Broadcom, Inc.	90,037	117,072,410
Enphase Energy, Inc. (a)	27,808	3,024,398
Entegris, Inc.	30,721	4,083,435
First Solar, Inc. (a)	21,860	3,853,918
Intel Corp.	865,067	26,358,591
KLA Corp.	27,669	19,071,965
Lam Research Corp.	26,824	23,991,654
Marvell Technology, Inc.	176,879	11,658,095
Microchip Technology, Inc.	110,564	10,169,677
Micron Technology, Inc.	225,865	25,513,710
Monolithic Power Systems, Inc.	9,827	6,577,506
NVIDIA Corp.	505,376	436,654,972
NXP Semiconductors NV	52,739	13,511,204
ON Semiconductor Corp. (a)	87,432	6,134,229
Qorvo, Inc. (a)	19,735	2,305,837
Qualcomm, Inc.	228,338	37,869,857
Skyworks Solutions, Inc.	32,777	3,493,700
Teradyne, Inc.	31,299	3,640,700
Texas Instruments, Inc.	186,043	32,821,706
		894,338,489
Software - 10.8%
Adobe, Inc. (a)	92,482	42,803,444
ANSYS, Inc. (a)	17,784	5,777,666
AppLovin Corp. (a)	37,175	2,623,440
Atlassian Corp. PLC (a)(b)	32,198	5,547,715
Autodesk, Inc. (a)	43,768	9,316,019
Cadence Design Systems, Inc. (a)	55,666	15,343,220
Crowdstrike Holdings, Inc. (a)	46,575	13,625,051
Datadog, Inc. Class A (a)	61,826	7,759,163
DocuSign, Inc. (a)	41,658	2,357,843
Fair Isaac Corp. (a)	5,085	5,762,983
Fortinet, Inc. (a)	130,409	8,239,241
Gen Digital, Inc.	114,484	2,305,708
HubSpot, Inc. (a)	10,298	6,228,951
Intuit, Inc.	57,278	35,834,262
Microsoft Corp.	1,520,314	591,903,844
MicroStrategy, Inc. Class A (a)(b)	3,049	3,247,276
Oracle Corp.	326,220	37,107,525
Palantir Technologies, Inc. (a)	393,780	8,651,347
Palo Alto Networks, Inc. (a)	64,512	18,765,896
PTC, Inc. (a)	24,466	4,341,247
Roper Technologies, Inc.	21,859	11,180,004
Salesforce, Inc.	198,059	53,265,987
ServiceNow, Inc. (a)	41,945	29,081,727
Synopsys, Inc. (a)	31,207	16,558,122
Tyler Technologies, Inc. (a)	8,619	3,978,099
Workday, Inc. Class A (a)	42,764	10,465,634
Zoom Video Communications, Inc. Class A (a)	52,782	3,224,980
Zscaler, Inc. (a)	18,225	3,151,832
		958,448,226
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	2,969,928	505,867,836
Dell Technologies, Inc.	54,588	6,803,848
Hewlett Packard Enterprise Co.	265,976	4,521,592
HP, Inc.	178,394	5,011,087
NetApp, Inc.	42,154	4,308,560
Seagate Technology Holdings PLC	39,882	3,426,263
Super Micro Computer, Inc. (a)	10,302	8,847,358
Western Digital Corp. (a)	66,341	4,698,933
		543,485,477
TOTAL INFORMATION TECHNOLOGY		2,637,980,101
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	45,483	10,749,452
Albemarle Corp. (b)	24,058	2,894,418
Celanese Corp. Class A	20,507	3,150,080
CF Industries Holdings, Inc.	39,126	3,089,780
Corteva, Inc.	143,587	7,772,364
Dow, Inc.	143,681	8,175,449
DuPont de Nemours, Inc.	88,001	6,380,073
Eastman Chemical Co.	23,960	2,262,782
Ecolab, Inc.	51,923	11,742,386
International Flavors & Fragrances, Inc.	52,227	4,421,016
Linde PLC	99,211	43,748,083
LyondellBasell Industries NV Class A	52,366	5,235,029
PPG Industries, Inc.	48,239	6,222,831
Sherwin-Williams Co.	48,181	14,435,509
The Mosaic Co.	66,883	2,099,457
		132,378,709
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	12,646	7,424,087
Vulcan Materials Co.	27,186	7,003,929
		14,428,016
Containers & Packaging - 0.2%
Amcor PLC	295,050	2,637,747
Avery Dennison Corp.	16,481	3,580,992
Ball Corp.	64,517	4,488,448
International Paper Co.	70,654	2,468,651
Packaging Corp. of America	18,212	3,150,312
		16,326,150
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	293,395	14,652,146
Newmont Corp.	235,803	9,583,034
Nucor Corp.	50,299	8,476,890
Reliance, Inc.	11,760	3,348,307
Steel Dynamics, Inc.	31,120	4,049,334
		40,109,711
TOTAL MATERIALS		203,242,586
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	32,214	3,732,636
American Tower Corp.	95,378	16,363,050
AvalonBay Communities, Inc.	29,021	5,501,511
Crown Castle, Inc.	88,732	8,321,287
Digital Realty Trust, Inc.	61,965	8,599,503
Equinix, Inc.	19,209	13,659,712
Equity Residential (SBI)	70,614	4,547,542
Essex Property Trust, Inc.	13,147	3,237,449
Extra Space Storage, Inc.	43,226	5,804,387
Gaming & Leisure Properties	54,540	2,330,494
Healthpeak Properties, Inc.	145,162	2,701,465
Host Hotels & Resorts, Inc.	144,630	2,729,168
Invitation Homes, Inc.	117,680	4,024,656
Iron Mountain, Inc.	59,741	4,631,122
Mid-America Apartment Communities, Inc.	23,906	3,107,780
Prologis, Inc.	189,045	19,292,042
Public Storage	32,376	8,399,953
Realty Income Corp.	170,152	9,109,938
SBA Communications Corp. Class A	22,073	4,108,227
Simon Property Group, Inc.	66,680	9,370,540
Sun Communities, Inc.	25,492	2,837,769
UDR, Inc.	61,848	2,355,172
Ventas, Inc.	82,320	3,645,130
VICI Properties, Inc.	211,652	6,042,665
Welltower, Inc.	113,241	10,789,602
Weyerhaeuser Co.	149,288	4,504,019
WP Carey, Inc.	44,650	2,448,606
		172,195,425
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	60,841	5,286,474
CoStar Group, Inc. (a)	83,552	7,647,515
		12,933,989
TOTAL REAL ESTATE		185,129,414
UTILITIES - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	52,096	2,594,381
American Electric Power Co., Inc.	107,602	9,257,000
Constellation Energy Corp.	65,348	12,150,807
Duke Energy Corp.	157,761	15,501,596
Edison International	78,490	5,577,499
Entergy Corp.	43,276	4,616,251
Evergy, Inc.	46,914	2,460,639
Eversource Energy	71,476	4,332,875
Exelon Corp.	203,679	7,654,257
FirstEnergy Corp.	105,682	4,051,848
NextEra Energy, Inc.	419,795	28,113,671
PG&E Corp.	436,558	7,469,507
PPL Corp.	150,842	4,142,121
Southern Co.	223,157	16,402,040
Xcel Energy, Inc.	112,907	6,066,493
		130,390,985
Gas Utilities - 0.0%
Atmos Energy Corp.	30,866	3,639,101
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	136,809	2,448,881
Vistra Corp.	68,770	5,215,517
		7,664,398
Multi-Utilities - 0.6%
Ameren Corp.	53,804	3,974,501
CenterPoint Energy, Inc.	129,172	3,764,072
CMS Energy Corp.	60,253	3,651,934
Consolidated Edison, Inc.	70,638	6,668,227
Dominion Energy, Inc.	171,213	8,728,439
DTE Energy Co.	42,243	4,660,248
Public Service Enterprise Group, Inc.	101,965	7,043,742
Sempra	128,766	9,223,509
WEC Energy Group, Inc.	64,543	5,333,834
		53,048,506
Water Utilities - 0.1%
American Water Works Co., Inc.	39,837	4,872,862
TOTAL UTILITIES		199,615,852
TOTAL COMMON STOCKS (Cost $6,579,423,262)		8,826,559,513

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $797,440)	800,000	797,419

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	41,424,528	41,432,813
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	12,500,218	12,501,468
TOTAL MONEY MARKET FUNDS (Cost $53,934,281)		53,934,281

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $6,634,154,983)	8,881,291,213
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(29,745,051)
NET ASSETS - 100.0%	8,851,546,162

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	Jun 2024	23,308,200	125,337	125,337

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $797,419.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,139,519	719,494,962	706,200,436	779,707	(1,232)	-	41,432,813	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,556,343	52,479,766	50,534,641	19,562	-	-	12,501,468	0.0%
Total	38,695,862	771,974,728	756,735,077	799,269	(1,232)	-	53,934,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	804,872,993	804,872,993	-	-
Consumer Discretionary	893,349,522	893,349,522	-	-
Consumer Staples	524,486,327	524,486,327	-	-
Energy	358,072,265	358,072,265	-	-
Financials	1,180,822,599	1,180,822,599	-	-
Health Care	1,067,980,692	1,067,980,692	-	-
Industrials	771,007,162	771,007,162	-	-
Information Technology	2,637,980,101	2,637,980,101	-	-
Materials	203,242,586	203,242,586	-	-
Real Estate	185,129,414	185,129,414	-	-
Utilities	199,615,852	199,615,852	-	-

U.S. Government and Government Agency Obligations	797,419	-	797,419	-

Money Market Funds	53,934,281	53,934,281	-	-
Total Investments in Securities:	8,881,291,213	8,880,493,794	797,419	-
Derivative Instruments: Assets
Futures Contracts	125,337	125,337	-	-
Total Assets	125,337	125,337	-	-
Total Derivative Instruments:	125,337	125,337	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	125,337	0
Total Equity Risk	125,337	0
Total Value of Derivatives	125,337	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Large Cap Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,314,061) - See accompanying schedule:
Unaffiliated issuers (cost $6,580,220,702)	$8,827,356,932
Fidelity Central Funds (cost $53,934,281)	53,934,281

Total Investment in Securities (cost $6,634,154,983)		$8,881,291,213
Segregated cash with brokers for derivative instruments		13,093
Cash		3,963
Receivable for fund shares sold		10,701,237
Dividends receivable		5,145,065
Distributions receivable from Fidelity Central Funds		136,261
Other receivables		22
Total assets		8,897,290,854
Liabilities
Payable for investments purchased	$30,091,946
Payable for fund shares redeemed	2,883,687
Payable for daily variation margin on futures contracts	267,359
Collateral on securities loaned	12,501,700
Total liabilities		45,744,692
Net Assets		$8,851,546,162
Net Assets consist of:
Paid in capital		$6,697,617,291
Total accumulated earnings (loss)		2,153,928,871
Net Assets		$8,851,546,162
Net Asset Value, offering price and redemption price per share ($8,851,546,162 ÷ 495,416,607 shares)		$17.87
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$58,512,083
Interest		34,795
Income from Fidelity Central Funds (including $19,562 from security lending)		799,269
Total income		59,346,147
Expenses
Independent trustees' fees and expenses	$18,710
Total expenses before reductions	18,710
Expense reductions	(9,484)
Total expenses after reductions		9,226
Net Investment income (loss)		59,336,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,996,974)
Fidelity Central Funds	(1,232)
Foreign currency transactions	(3,425)
Futures contracts	3,152,553
Total net realized gain (loss)		(19,849,078)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,364,920,326
Futures contracts	503,455
Total change in net unrealized appreciation (depreciation)		1,365,423,781
Net gain (loss)		1,345,574,703
Net increase (decrease) in net assets resulting from operations		$1,404,911,624
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,336,921	$96,926,909
Net realized gain (loss)	(19,849,078)	(39,884,867)
Change in net unrealized appreciation (depreciation)	1,365,423,781	499,079,098
Net increase (decrease) in net assets resulting from operations	1,404,911,624	556,121,140
Distributions to shareholders	(99,928,756)	(80,225,687)

Share transactions
Proceeds from sales of shares	1,577,806,295	1,460,240,659
Reinvestment of distributions	87,829,389	71,732,498
Cost of shares redeemed	(552,212,451)	(881,002,253)

Net increase (decrease) in net assets resulting from share transactions	1,113,423,233	650,970,904
Total increase (decrease) in net assets	2,418,406,101	1,126,866,357

Net Assets
Beginning of period	6,433,140,061	5,306,273,704
End of period	$8,851,546,162	$6,433,140,061

Other Information
Shares
Sold	90,884,398	98,505,608
Issued in reinvestment of distributions	5,267,475	5,333,271
Redeemed	(31,886,926)	(60,048,756)
Net increase (decrease)	64,264,947	43,790,123

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.92	$13.70	$16.55	$11.73	$10.65	$9.35
Income from Investment Operations
Net investment income (loss) A,B	.13	.24	.22	.20	.20	.19
Net realized and unrealized gain (loss)	3.05	1.19	(2.91)	4.78	1.01	1.16
Total from investment operations	3.18	1.43	(2.69)	4.98	1.21	1.35
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.13)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	(.23)	(.21)	(.16)	(.16)	(.13)	(.05)
Net asset value, end of period	$17.87	$14.92	$13.70	$16.55	$11.73	$10.65
Total Return C,D	21.40%	10.57%	(16.39)%	42.81%	11.45%	14.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.48% H	1.61%	1.48%	1.36%	1.80%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$8,851,546	$6,433,140	$5,306,274	$5,103,057	$2,375,916	$1,162,779
Portfolio turnover rate I	3 % H	2%	3%	5% J	5%	3%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity ZERO® Total Market Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.0
Apple, Inc.	5.1
NVIDIA Corp.	4.4
Amazon.com, Inc.	3.3
Alphabet, Inc. Class A	2.0
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.5
Eli Lilly & Co.	1.3
Broadcom, Inc.	1.2
28.5

Market Sectors (% of Fund's net assets)

Information Technology	27.7
Financials	13.7
Health Care	12.1
Consumer Discretionary	10.4
Industrials	10.0
Communication Services	8.4
Consumer Staples	5.7
Energy	4.2
Materials	2.6
Real Estate	2.6
Utilities	2.3

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity ZERO® Total Market Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	7,376	232,492
AST SpaceMobile, Inc. (a)(b)	51,673	114,197
AT&T, Inc.	2,900,928	48,996,674
ATN International, Inc.	4,183	79,812
Bandwidth, Inc. (a)	9,193	167,313
Cogent Communications Group, Inc.	16,965	1,088,814
Consolidated Communications Holdings, Inc. (a)	29,894	129,142
Frontier Communications Parent, Inc. (a)(b)	89,077	2,061,242
GCI Liberty, Inc. Class A (Escrow) (c)(h)	19,818	0
Globalstar, Inc. (a)(b)	293,721	378,900
IDT Corp. Class B	8,076	287,021
Iridium Communications, Inc.	49,762	1,532,172
Liberty Global Ltd.:
Class A	56,488	897,877
Class C (b)	95,380	1,561,371
Liberty Latin America Ltd.:
Class A (a)	21,261	160,521
Class C (a)	45,488	342,980
Lumen Technologies, Inc. (a)(b)	409,402	487,188
Shenandoah Telecommunications Co.	20,029	256,772
Verizon Communications, Inc.	1,705,120	67,335,189
		126,109,677
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	106,109	310,899
Atlanta Braves Holdings, Inc.	15,368	575,224
Atlanta Braves Holdings, Inc. Class A (b)	4,437	178,989
Cinemark Holdings, Inc. (a)(b)	42,533	729,016
Electronic Arts, Inc.	98,800	12,529,816
Endeavor Group Holdings, Inc.	74,935	1,979,033
Eventbrite, Inc. (a)	34,216	180,660
Liberty Media Corp. Liberty Formula One:
Class A	12,400	772,148
Class C	82,535	5,774,974
Liberty Media Corp. Liberty Live:
Class C	19,789	738,525
Series A	7,085	254,068
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,625	278,736
Class B (a)	49,870	470,274
Live Nation Entertainment, Inc. (a)	57,962	5,153,401
Madison Square Garden Entertainment Corp.	16,790	657,329
Madison Square Garden Sports Corp. (a)	6,708	1,247,151
Marcus Corp. (b)	9,550	124,532
Netflix, Inc. (a)	175,511	96,643,377
Playtika Holding Corp.	27,989	202,920
Roblox Corp. (a)	201,254	7,156,592
Roku, Inc. Class A (a)	50,530	2,913,560
Skillz, Inc. (a)(b)	4,989	30,632
Sphere Entertainment Co. (a)	10,729	416,929
Take-Two Interactive Software, Inc. (a)	64,418	9,199,535
The Walt Disney Co.	743,927	82,650,290
TKO Group Holdings, Inc.	24,091	2,280,695
Vivid Seats, Inc. Class A (a)	25,461	133,925
Warner Bros Discovery, Inc. (a)	904,323	6,655,817
Warner Music Group Corp. Class A	56,778	1,873,674
		242,112,721
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A	2,389,957	389,037,200
Class C	2,000,619	329,381,912
Angi, Inc. (a)	34,532	72,863
Bumble, Inc. (a)	40,283	406,858
CarGurus, Inc. Class A (a)	34,832	782,327
Cars.com, Inc. (a)	24,860	415,411
EverQuote, Inc. Class A (a)	8,476	170,961
fuboTV, Inc. (a)(b)	118,402	168,131
IAC, Inc. (a)	28,079	1,335,437
Match Group, Inc. (a)	109,556	3,376,516
MediaAlpha, Inc. Class A (a)	8,046	162,932
Meta Platforms, Inc. Class A	892,194	383,795,093
Nextdoor Holdings, Inc. (a)	59,959	122,316
Pinterest, Inc. Class A (a)	241,445	8,076,335
QuinStreet, Inc. (a)	21,104	381,771
Rumble, Inc. (a)(b)	30,416	214,737
Shutterstock, Inc. (b)	9,662	412,664
Snap, Inc. Class A (a)	420,022	6,321,331
TripAdvisor, Inc. (a)	43,601	1,148,014
Vimeo, Inc. (a)	64,952	233,178
Yelp, Inc. (a)	27,493	1,106,318
Ziff Davis, Inc. (a)	18,641	934,101
ZipRecruiter, Inc. (a)	30,731	315,915
Zoominfo Technologies, Inc. (a)	119,430	1,894,160
		1,130,266,481
Media - 0.7%
Advantage Solutions, Inc. Class A (a)(b)	39,694	169,096
Altice U.S.A., Inc. Class A (a)	92,718	178,946
AMC Networks, Inc. Class A (a)	12,354	131,199
Boston Omaha Corp. (a)	8,406	129,789
Cable One, Inc. (b)	1,836	723,109
Cardlytics, Inc. (a)	15,853	194,199
Charter Communications, Inc. Class A (a)	40,055	10,251,677
Clear Channel Outdoor Holdings, Inc. (a)	142,253	197,732
Comcast Corp. Class A	1,607,186	61,249,858
E.W. Scripps Co. Class A (a)	21,884	82,284
EchoStar Corp. Class A (a)	48,408	774,044
Entravision Communication Corp. Class A	22,763	47,575
Fox Corp.:
Class A	97,482	3,022,917
Class B	52,096	1,494,113
Gannett Co., Inc. (a)(b)	55,156	133,478
Gray Television, Inc.	32,224	185,288
iHeartMedia, Inc. (a)	38,315	80,462
Integral Ad Science Holding Corp. (a)	26,900	257,971
Interpublic Group of Companies, Inc.	158,032	4,810,494
John Wiley & Sons, Inc. Class A	17,024	639,592
Liberty Broadband Corp.:
Class A (a)	7,735	387,756
Class C (a)	45,133	2,244,464
Liberty Media Corp. Liberty SiriusXM	59,106	1,422,090
Liberty Media Corp. Liberty SiriusXM Class A	31,012	746,149
Magnite, Inc. (a)	49,385	436,070
National CineMedia, Inc. (a)	39,168	167,639
News Corp.:
Class A	146,404	3,484,415
Class B	56,226	1,379,786
Nexstar Media Group, Inc. Class A	13,007	2,081,900
Omnicom Group, Inc.	81,265	7,544,643
Paramount Global:
Class A (b)	13,571	280,784
Class B	173,738	1,978,876
PubMatic, Inc. (a)	16,950	380,358
Scholastic Corp.	10,641	379,032
Sinclair, Inc. Class A (b)	15,063	185,275
Sirius XM Holdings, Inc. (b)	263,543	774,816
Stagwell, Inc. (a)(b)	43,924	261,348
TechTarget, Inc. (a)	10,217	280,968
TEGNA, Inc.	79,503	1,084,421
The New York Times Co. Class A	67,142	2,889,120
The Trade Desk, Inc. (a)	181,182	15,010,929
Thryv Holdings, Inc. (a)	12,668	291,491
WideOpenWest, Inc. (a)	17,456	62,318
		128,508,471
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	24,939	225,947
NII Holdings, Inc. (a)(c)	11,652	0
Spok Holdings, Inc.	8,159	126,057
T-Mobile U.S., Inc.	211,341	34,695,852
Telephone & Data Systems, Inc.	39,754	622,150
U.S. Cellular Corp. (a)	5,663	205,907
		35,875,913
TOTAL COMMUNICATION SERVICES		1,662,873,263
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.2%
Adient PLC (a)	36,806	1,099,395
American Axle & Manufacturing Holdings, Inc. (a)	47,230	346,668
Aptiv PLC (a)	113,453	8,055,163
Autoliv, Inc.	29,647	3,551,414
BorgWarner, Inc.	92,604	3,034,633
Cooper-Standard Holding, Inc. (a)	6,927	106,884
Dana, Inc.	52,172	648,498
Dorman Products, Inc. (a)	11,472	1,003,226
Fox Factory Holding Corp. (a)	17,194	669,190
Garrett Motion, Inc. (a)	56,561	540,723
Gentex Corp.	94,046	3,225,778
Gentherm, Inc. (a)	13,109	662,922
Holley, Inc. (a)	18,974	76,275
LCI Industries	10,210	1,061,636
Lear Corp.	22,988	2,893,500
Luminar Technologies, Inc. (a)(b)	106,870	157,099
Mobileye Global, Inc. (a)(b)	30,891	851,047
Modine Manufacturing Co. (a)	21,026	1,947,638
Patrick Industries, Inc.	8,399	877,612
Phinia, Inc.	18,819	733,941
QuantumScape Corp. Class A (a)(b)	140,320	760,534
Solid Power, Inc. (a)(b)	49,690	83,976
Standard Motor Products, Inc.	7,533	241,809
Stoneridge, Inc. (a)	11,099	166,263
The Goodyear Tire & Rubber Co. (a)	113,861	1,361,778
Visteon Corp. (a)	11,222	1,241,490
XPEL, Inc. (a)	8,497	446,517
		35,845,609
Automobiles - 1.3%
Canoo, Inc. (a)(b)	19,269	55,495
Ford Motor Co.	1,582,536	19,227,812
General Motors Co.	467,788	20,830,600
Harley-Davidson, Inc.	51,085	1,756,813
Lucid Group, Inc. Class A (a)(b)	359,905	917,758
Rivian Automotive, Inc. (a)(b)	271,867	2,419,616
Tesla, Inc. (a)	1,123,795	205,969,148
Thor Industries, Inc.	21,497	2,137,232
Winnebago Industries, Inc.	11,795	726,336
		254,040,810
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	3,706,727	648,677,225
Big Lots, Inc.	10,244	36,059
ContextLogic, Inc. (a)(b)	7,430	41,237
Dillard's, Inc. Class A (b)	1,396	611,434
eBay, Inc.	210,901	10,869,838
Etsy, Inc. (a)	48,260	3,314,014
Groupon, Inc. (a)(b)	9,406	108,733
Kohl's Corp.	44,657	1,069,089
Macy's, Inc.	110,493	2,036,386
Nordstrom, Inc. (b)	39,561	752,055
Ollie's Bargain Outlet Holdings, Inc. (a)	24,834	1,816,359
Qurate Retail, Inc. Series A (a)	136,952	112,506
		669,444,935
Distributors - 0.1%
Genuine Parts Co.	56,855	8,938,175
LKQ Corp.	109,163	4,708,200
Pool Corp.	15,794	5,725,799
		19,372,174
Diversified Consumer Services - 0.1%
ADT, Inc.	108,738	706,797
Adtalem Global Education, Inc. (a)	15,805	784,244
Allurion Technologies, Inc. (b)	14,196	28,534
Bright Horizons Family Solutions, Inc. (a)	23,349	2,421,525
Carriage Services, Inc.	5,124	131,072
Chegg, Inc. (a)	41,526	214,689
Coursera, Inc. (a)	42,513	434,483
Duolingo, Inc. (a)	14,591	3,293,918
European Wax Center, Inc. (a)(b)	14,609	171,802
Frontdoor, Inc. (a)	32,110	985,456
Graham Holdings Co.	1,445	1,013,480
Grand Canyon Education, Inc. (a)	11,921	1,549,968
H&R Block, Inc.	56,261	2,657,207
Laureate Education, Inc. Class A	54,413	788,989
Mister Car Wash, Inc. (a)(b)	36,078	241,362
Nerdy, Inc. Class A (a)	27,542	71,334
OneSpaWorld Holdings Ltd. (a)	35,528	451,916
Perdoceo Education Corp.	26,553	485,920
Service Corp. International	60,509	4,339,100
Strategic Education, Inc.	8,776	1,007,836
Stride, Inc. (a)	16,056	1,071,738
Udemy, Inc. (a)	35,293	353,636
Universal Technical Institute, Inc. (a)	15,010	228,452
WW International, Inc. (a)(b)	29,698	53,753
		23,487,211
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	22,715	243,959
Airbnb, Inc. Class A (a)	176,777	28,031,529
Aramark	107,439	3,385,403
Bally's Corp. (a)	11,773	154,697
BJ's Restaurants, Inc. (a)	9,395	306,183
Bloomin' Brands, Inc.	35,037	903,604
Booking Holdings, Inc.	14,151	48,849,677
Bowlero Corp. Class A (b)	15,261	179,317
Boyd Gaming Corp.	27,999	1,498,226
Brinker International, Inc. (a)	17,856	957,082
Caesars Entertainment, Inc. (a)	89,112	3,191,992
Carnival Corp. (a)	410,055	6,077,015
Carrols Restaurant Group, Inc.	12,011	114,345
Chipotle Mexican Grill, Inc. (a)	11,116	35,122,114
Choice Hotels International, Inc. (b)	9,927	1,173,967
Churchill Downs, Inc.	27,953	3,605,937
Chuy's Holdings, Inc. (a)(b)	7,051	207,722
Cracker Barrel Old Country Store, Inc. (b)	8,815	512,945
Darden Restaurants, Inc.	48,597	7,455,266
Dave & Buster's Entertainment, Inc. (a)	12,988	693,559
Denny's Corp. (a)	21,382	171,484
Dine Brands Global, Inc.	6,230	274,743
Domino's Pizza, Inc.	14,163	7,496,051
Doordash, Inc. (a)	123,413	15,952,364
Draftkings Holdings, Inc. (a)	189,168	7,861,822
Dutch Bros, Inc. (a)	28,050	789,888
El Pollo Loco Holdings, Inc. (a)	10,001	85,209
Everi Holdings, Inc. (a)	34,556	282,323
Expedia Group, Inc. (a)	53,106	7,149,661
First Watch Restaurant Group, Inc. (a)	9,731	248,335
Golden Entertainment, Inc.	8,492	272,169
Hilton Grand Vacations, Inc. (a)	28,758	1,197,483
Hilton Worldwide Holdings, Inc.	102,183	20,158,662
Hyatt Hotels Corp. Class A	17,830	2,652,926
Jack in the Box, Inc.	7,884	449,940
Krispy Kreme, Inc. (b)	33,678	426,027
Kura Sushi U.S.A., Inc. Class A (a)	2,231	245,588
Las Vegas Sands Corp.	150,404	6,671,921
Life Time Group Holdings, Inc. (a)(b)	24,025	328,182
Light & Wonder, Inc. Class A (a)	36,929	3,296,283
Lindblad Expeditions Holdings (a)	15,398	113,021
Marriott International, Inc. Class A	99,975	23,607,097
Marriott Vacations Worldwide Corp.	13,314	1,279,609
McDonald's Corp.	294,007	80,275,671
MGM Resorts International (a)	111,698	4,405,369
Monarch Casino & Resort, Inc.	5,444	368,940
Norwegian Cruise Line Holdings Ltd. (a)(b)	171,505	3,244,875
Papa John's International, Inc.	13,205	814,616
Penn Entertainment, Inc. (a)(b)	60,049	993,210
Planet Fitness, Inc. (a)	34,422	2,059,812
Playa Hotels & Resorts NV (a)	43,116	388,044
PlayAGS, Inc. (a)	15,146	133,891
Portillo's, Inc. (a)	19,473	238,739
Potbelly Corp. (a)	9,769	99,546
RCI Hospitality Holdings, Inc.	3,497	177,508
Red Robin Gourmet Burgers, Inc. (a)(b)	6,198	46,795
Red Rock Resorts, Inc.	19,620	1,042,214
Royal Caribbean Cruises Ltd. (a)	95,641	13,354,353
Rush Street Interactive, Inc. (a)	26,305	168,089
Sabre Corp. (a)	152,826	438,611
Shake Shack, Inc. Class A (a)	15,183	1,607,121
Six Flags Entertainment Corp. (a)	29,297	690,823
Soho House & Co., Inc. Class A (a)(b)	14,114	73,534
Starbucks Corp.	459,109	40,626,555
Sweetgreen, Inc. Class A (a)(b)	36,774	826,312
Target Hospitality Corp. (a)	11,074	123,198
Texas Roadhouse, Inc. Class A	27,209	4,374,663
The Cheesecake Factory, Inc. (b)	18,858	650,978
Travel+Leisure Co.	29,130	1,268,320
United Parks & Resorts, Inc. (a)	14,439	733,790
Vail Resorts, Inc.	15,611	2,956,255
Wendy's Co.	66,978	1,338,890
Wingstop, Inc.	11,998	4,616,710
Wyndham Hotels & Resorts, Inc.	33,438	2,458,027
Wynn Resorts Ltd.	38,397	3,519,085
Xponential Fitness, Inc. (a)	10,105	128,839
Yum! Brands, Inc.	113,717	16,062,526
		433,981,236
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	11,527	323,102
Cavco Industries, Inc. (a)	3,148	1,146,533
Century Communities, Inc.	11,415	905,438
Cricut, Inc.	19,649	104,533
D.R. Horton, Inc.	121,000	17,241,290
Dream Finders Homes, Inc. (a)(b)	9,330	331,215
Ethan Allen Interiors, Inc.	9,261	261,531
Garmin Ltd.	61,988	8,955,406
GoPro, Inc. Class A (a)	50,551	87,453
Green Brick Partners, Inc. (a)	10,272	556,023
Helen of Troy Ltd. (a)	9,611	891,036
Hovnanian Enterprises, Inc. Class A (a)	1,925	284,573
Installed Building Products, Inc.	9,456	2,229,063
iRobot Corp. (a)	10,355	88,639
KB Home	29,672	1,921,559
La-Z-Boy, Inc.	17,279	567,442
Landsea Homes Corp. (a)	4,499	51,963
Legacy Housing Corp. (a)	2,866	58,380
Leggett & Platt, Inc.	53,969	975,220
Lennar Corp.:
Class A	100,075	15,173,372
Class B	5,428	762,037
LGI Homes, Inc. (a)	8,266	743,361
Lovesac (a)	5,816	128,999
M/I Homes, Inc. (a)	11,191	1,300,618
Meritage Homes Corp.	14,700	2,436,378
Mohawk Industries, Inc. (a)	21,305	2,456,893
Newell Brands, Inc.	153,571	1,219,354
NVR, Inc. (a)	1,300	9,670,505
PulteGroup, Inc.	86,515	9,639,501
Purple Innovation, Inc.	23,698	36,021
SharkNinja, Inc.	19,611	1,260,595
Skyline Champion Corp. (a)	21,669	1,624,958
Sonos, Inc. (a)	49,936	843,918
Taylor Morrison Home Corp. (a)	43,285	2,424,393
Tempur Sealy International, Inc.	69,531	3,480,722
Toll Brothers, Inc.	42,861	5,105,174
TopBuild Corp. (a)	12,908	5,223,480
TRI Pointe Homes, Inc. (a)	39,161	1,443,083
Vizio Holding Corp. (a)	40,725	431,685
Whirlpool Corp.	22,124	2,098,683
Worthington Enterprises, Inc.	12,312	703,754
ZAGG, Inc. rights (a)(c)	5,004	0
		105,187,883
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	12,134	739,931
AMMO, Inc. (a)(b)	33,915	86,144
Brunswick Corp.	27,755	2,238,163
Clarus Corp.	10,505	66,497
Funko, Inc. (a)(b)	14,640	89,158
Hasbro, Inc.	52,579	3,223,093
JAKKS Pacific, Inc. (a)	2,943	55,652
Johnson Outdoors, Inc. Class A (b)	2,700	110,727
Malibu Boats, Inc. Class A (a)	8,244	280,461
MasterCraft Boat Holdings, Inc. (a)(b)	5,659	114,482
Mattel, Inc. (a)	142,541	2,611,351
Peloton Interactive, Inc. Class A (a)(b)	140,652	437,428
Polaris, Inc.	21,408	1,823,105
Smith & Wesson Brands, Inc.	18,433	312,808
Sturm, Ruger & Co., Inc.	7,147	330,406
Topgolf Callaway Brands Corp. (a)	57,670	923,873
Vista Outdoor, Inc. (a)	23,447	822,755
YETI Holdings, Inc. (a)(b)	35,017	1,250,807
		15,516,841
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	11,572	104,958
Abercrombie & Fitch Co. Class A (a)	20,369	2,475,241
Academy Sports & Outdoors, Inc.	29,907	1,743,578
Advance Auto Parts, Inc.	23,828	1,738,967
America's Car Mart, Inc. (a)	2,352	134,628
American Eagle Outfitters, Inc.	74,881	1,816,613
Arhaus, Inc. (b)	16,992	215,119
Arko Corp.	28,834	123,986
Asbury Automotive Group, Inc. (a)	8,296	1,744,151
AutoNation, Inc. (a)	10,459	1,685,468
AutoZone, Inc. (a)	7,017	20,745,059
Bath & Body Works, Inc.	92,333	4,193,765
Best Buy Co., Inc.	78,551	5,784,496
Beyond, Inc. (a)	18,028	362,904
Boot Barn Holdings, Inc. (a)	12,221	1,301,170
Build-A-Bear Workshop, Inc.	5,095	153,665
Burlington Stores, Inc. (a)	26,081	4,693,015
Caleres, Inc.	13,563	499,525
Camping World Holdings, Inc.	17,015	344,894
CarMax, Inc. (a)	64,739	4,400,310
CarParts.com, Inc. (a)	18,372	22,598
Carvana Co. Class A (a)(b)	41,736	3,460,749
Chewy, Inc. (a)(b)	48,470	726,565
Citi Trends, Inc. (a)(b)	3,435	73,646
Designer Brands, Inc. Class A (b)	18,042	167,610
Destination XL Group, Inc. (a)	21,164	67,936
Dick's Sporting Goods, Inc.	23,677	4,757,656
EVgo, Inc. Class A (a)(b)	35,998	65,156
Five Below, Inc. (a)	22,251	3,256,211
Floor & Decor Holdings, Inc. Class A (a)(b)	43,629	4,813,588
Foot Locker, Inc.	33,033	688,738
GameStop Corp. Class A (a)(b)	107,699	1,194,382
Gap, Inc.	86,730	1,779,700
Genesco, Inc. (a)	4,324	109,440
Group 1 Automotive, Inc.	5,355	1,574,477
GrowGeneration Corp. (a)(b)	21,926	65,559
Guess?, Inc. (b)	11,144	298,436
Haverty Furniture Companies, Inc.	5,364	165,211
Hibbett, Inc.	4,821	415,763
J. Jill, Inc. (a)	1,972	49,142
Leslie's, Inc. (a)(b)	73,106	287,307
Lithia Motors, Inc. Class A (sub. vtg.)	11,348	2,886,704
Lowe's Companies, Inc.	233,330	53,196,907
MarineMax, Inc. (a)	8,211	202,565
Monro, Inc. (b)	12,053	328,444
Murphy U.S.A., Inc.	7,644	3,163,240
National Vision Holdings, Inc. (a)	31,575	550,037
O'Reilly Automotive, Inc. (a)	23,964	24,281,763
OneWater Marine, Inc. Class A (a)(b)	4,023	83,316
Penske Automotive Group, Inc.	7,853	1,200,802
Petco Health & Wellness Co., Inc. (a)(b)	30,084	45,126
PetMed Express, Inc. (b)	9,038	35,700
Revolve Group, Inc. (a)(b)	15,968	317,923
RH (a)	6,170	1,524,299
Ross Stores, Inc.	136,445	17,676,450
RumbleON, Inc. Class B (a)	7,078	36,522
Sally Beauty Holdings, Inc. (a)	42,332	459,302
Shoe Carnival, Inc.	7,248	242,373
Signet Jewelers Ltd.	17,874	1,752,188
Sleep Number Corp. (a)(b)	8,514	113,321
Sonic Automotive, Inc. Class A (sub. vtg.)	5,923	342,586
Sportsman's Warehouse Holdings, Inc. (a)	14,099	45,117
Stitch Fix, Inc. (a)	36,307	76,971
The Aaron's Co., Inc.	11,389	78,698
The Buckle, Inc.	11,915	445,502
The Children's Place, Inc. (a)(b)	4,677	32,552
The Home Depot, Inc.	403,504	134,859,107
The ODP Corp. (a)	13,415	682,958
The RealReal, Inc. (a)(b)	35,882	137,069
thredUP, Inc. (a)(b)	27,728	44,365
TJX Companies, Inc.	461,935	43,463,464
Tractor Supply Co.	43,991	12,013,062
Ulta Beauty, Inc. (a)	19,738	7,990,732
Upbound Group, Inc.	17,959	556,909
Urban Outfitters, Inc. (a)	22,666	883,067
Valvoline, Inc. (a)(b)	52,257	2,221,968
Victoria's Secret & Co. (a)	31,463	554,378
Warby Parker, Inc. (a)	30,396	356,849
Wayfair LLC Class A (a)(b)	37,293	1,870,244
Williams-Sonoma, Inc.	26,043	7,468,612
Winmark Corp.	1,149	412,859
Zumiez, Inc. (a)	6,487	111,576
		401,047,009
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	46,996	1,667,418
Carter's, Inc. (b)	14,772	1,010,553
Columbia Sportswear Co.	13,897	1,106,618
Crocs, Inc. (a)	24,417	3,036,742
Deckers Outdoor Corp. (a)	10,407	8,517,817
Figs, Inc. Class A (a)(b)	50,791	259,542
G-III Apparel Group Ltd. (a)	16,587	466,924
Hanesbrands, Inc. (a)(b)	140,095	638,833
Kontoor Brands, Inc.	20,175	1,252,061
Levi Strauss & Co. Class A	41,335	877,129
lululemon athletica, Inc. (a)	46,529	16,778,357
Movado Group, Inc.	6,163	156,972
NIKE, Inc. Class B	493,867	45,564,169
Oxford Industries, Inc.	5,931	639,243
PVH Corp.	24,044	2,615,987
Ralph Lauren Corp.	15,741	2,575,857
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	53,859	3,557,387
Steven Madden Ltd.	28,457	1,149,947
Tapestry, Inc.	94,408	3,768,767
Under Armour, Inc.:
Class A (sub. vtg.) (a)	80,468	541,550
Class C (non-vtg.) (a)	80,537	525,101
Vera Bradley, Inc. (a)	9,219	60,753
VF Corp.	132,893	1,655,847
Wolverine World Wide, Inc.	32,058	344,303
		98,767,877
TOTAL CONSUMER DISCRETIONARY		2,056,691,585
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	3,792	1,055,731
Brown-Forman Corp. Class B (non-vtg.)	74,094	3,545,398
Celsius Holdings, Inc. (a)	60,303	4,297,795
Coca-Cola Consolidated, Inc.	1,891	1,561,966
Constellation Brands, Inc. Class A (sub. vtg.)	65,223	16,531,422
Duckhorn Portfolio, Inc. (a)	17,292	146,463
Keurig Dr. Pepper, Inc.	422,565	14,240,441
MGP Ingredients, Inc. (b)	6,310	494,956
Molson Coors Beverage Co. Class B	75,892	4,345,576
Monster Beverage Corp. (a)	299,320	15,998,654
National Beverage Corp. (a)	9,428	419,546
PepsiCo, Inc.	557,217	98,020,042
The Coca-Cola Co.	1,575,229	97,301,895
The Vita Coco Co., Inc. (a)	12,317	298,564
		258,258,449
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	162,462	3,314,225
Andersons, Inc.	12,710	698,287
BJ's Wholesale Club Holdings, Inc. (a)	54,518	4,071,404
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
Casey's General Stores, Inc.	15,146	4,840,359
Chefs' Warehouse Holdings (a)	14,247	471,291
Costco Wholesale Corp.	179,881	130,035,975
Dollar General Corp.	89,034	12,392,642
Dollar Tree, Inc. (a)	83,987	9,931,463
Grocery Outlet Holding Corp. (a)	40,199	1,043,968
Ingles Markets, Inc. Class A	5,889	422,536
Kroger Co.	268,651	14,877,892
Performance Food Group Co. (a)	63,588	4,316,353
PriceSmart, Inc.	10,198	821,857
SpartanNash Co.	13,817	263,767
Sprouts Farmers Market LLC (a)	41,003	2,707,428
Sysco Corp.	201,601	14,982,986
Target Corp.	187,279	30,148,173
U.S. Foods Holding Corp. (a)	92,340	4,640,085
United Natural Foods, Inc. (a)	24,061	214,865
Walgreens Boots Alliance, Inc.	293,470	5,203,223
Walmart, Inc.	1,734,396	102,936,403
Weis Markets, Inc.	6,579	415,332
		348,750,514
Food Products - 0.8%
Archer Daniels Midland Co.	216,005	12,670,853
B&G Foods, Inc. Class A	31,676	351,604
Beyond Meat, Inc. (a)(b)	26,690	180,958
BRC, Inc. Class A (a)(b)	14,854	57,931
Bunge Global SA	59,236	6,027,855
Cal-Maine Foods, Inc.	16,399	907,357
Calavo Growers, Inc.	7,185	193,636
Campbell Soup Co.	79,278	3,623,797
Conagra Brands, Inc.	195,233	6,009,272
Darling Ingredients, Inc. (a)	64,233	2,721,552
Flowers Foods, Inc.	77,377	1,929,782
Fresh Del Monte Produce, Inc.	13,362	341,666
Freshpet, Inc. (a)	19,476	2,065,819
General Mills, Inc.	230,305	16,227,290
Hormel Foods Corp.	118,586	4,216,918
Ingredion, Inc.	26,328	3,016,926
J&J Snack Foods Corp.	6,252	858,337
John B. Sanfilippo & Son, Inc.	3,642	363,107
Kellanova	108,046	6,251,542
Lamb Weston Holdings, Inc.	58,775	4,898,309
Lancaster Colony Corp.	8,209	1,566,359
McCormick & Co., Inc. (non-vtg.)	102,498	7,795,998
Mission Produce, Inc. (a)	17,092	193,994
Mondelez International, Inc.	545,896	39,271,758
Pilgrim's Pride Corp. (a)	16,312	587,558
Post Holdings, Inc. (a)	20,296	2,154,420
Seaboard Corp.	97	321,081
Seneca Foods Corp. Class A (a)	1,890	109,790
The Hain Celestial Group, Inc. (a)	36,283	222,778
The Hershey Co.	61,008	11,830,671
The J.M. Smucker Co.	43,589	5,006,197
The Kraft Heinz Co.	322,846	12,465,084
The Simply Good Foods Co. (a)	36,636	1,335,382
Tootsie Roll Industries, Inc.	7,209	214,179
TreeHouse Foods, Inc. (a)	20,243	760,125
Tyson Foods, Inc. Class A	116,686	7,077,006
Utz Brands, Inc. Class A (b)	27,473	495,338
Vital Farms, Inc. (a)	11,110	297,304
Westrock Coffee Holdings (a)(b)	11,681	118,445
Whole Earth Brands, Inc. Class A (a)(b)	12,713	61,277
WK Kellogg Co.	26,531	619,234
		165,418,489
Household Products - 1.1%
Central Garden & Pet Co. (a)	6,792	278,132
Central Garden & Pet Co. Class A (non-vtg.)	18,164	643,551
Church & Dwight Co., Inc.	99,907	10,778,966
Colgate-Palmolive Co.	332,800	30,590,976
Energizer Holdings, Inc.	27,014	775,842
Kimberly-Clark Corp.	136,499	18,636,208
Procter & Gamble Co.	952,990	155,527,968
Reynolds Consumer Products, Inc.	22,008	630,089
Spectrum Brands Holdings, Inc.	12,209	999,551
The Clorox Co.	50,690	7,495,530
WD-40 Co.	5,471	1,237,157
		227,593,970
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	52,778	2,911,762
Coty, Inc. Class A (a)	151,299	1,730,861
Edgewell Personal Care Co.	20,135	757,479
elf Beauty, Inc. (a)	22,624	3,677,079
Estee Lauder Companies, Inc. Class A	94,406	13,850,304
Herbalife Ltd. (a)	39,775	344,054
Inter Parfums, Inc.	7,243	842,940
Kenvue, Inc.	699,489	13,164,383
MediFast, Inc. (b)	4,363	120,113
Nu Skin Enterprises, Inc. Class A	19,900	234,024
Olaplex Holdings, Inc. (a)	45,104	62,695
The Beauty Health Co. (a)	30,935	99,920
The Honest Co., Inc. (a)	26,663	80,256
USANA Health Sciences, Inc. (a)	4,489	186,383
		38,062,253
Tobacco - 0.5%
Altria Group, Inc.	715,428	31,342,901
Philip Morris International, Inc.	629,620	59,776,123
Turning Point Brands, Inc.	7,142	205,975
Universal Corp.	9,978	513,169
Vector Group Ltd.	53,735	556,157
		92,394,325
TOTAL CONSUMER STAPLES		1,130,478,000
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
Archrock, Inc.	55,325	1,061,687
Atlas Energy Solutions, Inc. (b)	21,392	475,116
Baker Hughes Co. Class A	405,896	13,240,328
Bristow Group, Inc. (a)	9,666	254,312
Cactus, Inc.	26,328	1,306,922
Championx Corp.	77,026	2,585,763
Core Laboratories, Inc.	18,751	296,266
Diamond Offshore Drilling, Inc. (a)	41,382	506,516
DMC Global, Inc. (a)	7,569	119,969
Dril-Quip, Inc. (a)	13,781	250,539
Expro Group Holdings NV (a)	35,184	660,052
Halliburton Co.	360,769	13,518,014
Helix Energy Solutions Group, Inc. (a)	57,052	612,738
Helmerich & Payne, Inc.	39,941	1,570,880
KLX Energy Services Holdings, Inc. (a)(b)	5,491	36,405
Kodiak Gas Services, Inc.	8,984	244,185
Liberty Oilfield Services, Inc. Class A	61,176	1,345,872
Nabors Industries Ltd. (a)(b)	3,588	258,444
Newpark Resources, Inc. (a)	29,544	205,035
Noble Corp. PLC	44,826	1,989,378
NOV, Inc.	158,777	2,935,787
Oceaneering International, Inc. (a)	40,869	936,309
Oil States International, Inc. (a)	25,816	103,006
Patterson-UTI Energy, Inc.	129,207	1,398,020
ProPetro Holding Corp. (a)	34,187	298,111
Ranger Energy Services, Inc. Class A	5,662	55,714
RPC, Inc.	34,329	229,661
Schlumberger Ltd.	579,333	27,506,731
SEACOR Marine Holdings, Inc. (a)	9,989	122,066
Select Water Solutions, Inc. Class A	32,689	302,046
Solaris Oilfield Infrastructure, Inc. Class A	11,742	103,447
TechnipFMC PLC	178,962	4,585,006
TETRA Technologies, Inc. (a)	48,762	209,189
Tidewater, Inc. (a)	19,532	1,794,014
Transocean Ltd. (United States) (a)(b)	286,860	1,497,409
U.S. Silica Holdings, Inc. (a)	31,512	486,230
Valaris Ltd. (a)	25,263	1,643,611
Weatherford International PLC (a)	29,613	3,660,759
		88,405,537
Oil, Gas & Consumable Fuels - 3.7%
Aemetis, Inc. (a)(b)	14,329	55,883
Amplify Energy Corp. (a)	14,533	102,603
Antero Midstream GP LP	142,161	1,967,508
Antero Resources Corp. (a)	115,401	3,924,788
APA Corp.	148,419	4,666,293
Ardmore Shipping Corp.	16,774	280,965
Berry Corp.	27,210	231,013
California Resources Corp.	26,006	1,374,677
Centrus Energy Corp. Class A (a)	5,255	225,597
Cheniere Energy, Inc.	96,735	15,266,718
Chesapeake Energy Corp.	45,525	4,091,787
Chevron Corp.	703,097	113,388,453
Chord Energy Corp.	17,108	3,027,774
Civitas Resources, Inc.	34,609	2,490,464
Clean Energy Fuels Corp. (a)(b)	71,041	164,815
CNX Resources Corp. (a)	61,253	1,440,671
Comstock Resources, Inc. (b)	37,017	372,391
ConocoPhillips Co.	477,656	60,003,147
CONSOL Energy, Inc.	10,748	889,504
Coterra Energy, Inc.	306,775	8,393,364
Crescent Energy, Inc. Class A	33,187	353,110
CVR Energy, Inc.	11,782	357,937
Delek U.S. Holdings, Inc.	24,114	659,036
Devon Energy Corp.	260,683	13,341,756
Diamondback Energy, Inc.	72,552	14,592,384
Dorian LPG Ltd.	13,816	570,877
DT Midstream, Inc.	40,263	2,504,359
EOG Resources, Inc.	236,706	31,275,964
EQT Corp.	167,670	6,721,890
Equitrans Midstream Corp.	174,783	2,364,814
Evolution Petroleum Corp.	13,086	70,664
Excelerate Energy, Inc.	6,772	114,176
Exxon Mobil Corp.	1,609,818	190,393,175
FutureFuel Corp.	10,649	57,718
Gevo, Inc. (a)(b)	84,644	55,763
Granite Ridge Resources, Inc.	10,168	66,295
Green Plains, Inc. (a)	25,906	535,477
Gulfport Energy Corp. (a)	3,950	626,905
Hallador Energy Co. (a)	8,781	44,871
Hess Corp.	111,769	17,602,500
HF Sinclair Corp.	64,026	3,473,411
International Seaways, Inc.	15,197	840,242
Kinder Morgan, Inc.	783,627	14,324,702
Kinetik Holdings, Inc.	14,050	538,677
Kosmos Energy Ltd. (a)	185,876	1,053,917
Magnolia Oil & Gas Corp. Class A	78,364	1,964,585
Marathon Oil Corp.	239,012	6,417,472
Marathon Petroleum Corp.	149,277	27,126,616
Matador Resources Co.	45,655	2,844,307
Murphy Oil Corp.	60,518	2,701,524
New Fortress Energy, Inc. (b)	26,421	692,230
Nextdecade Corp. (a)(b)	31,959	205,177
Northern Oil & Gas, Inc.	36,755	1,499,236
Occidental Petroleum Corp.	266,815	17,647,144
ONEOK, Inc.	236,221	18,689,806
Overseas Shipholding Group, Inc.	20,562	125,017
Ovintiv, Inc.	102,765	5,273,900
Par Pacific Holdings, Inc. (a)	22,478	692,322
PBF Energy, Inc. Class A	43,853	2,336,049
Peabody Energy Corp.	44,416	974,487
Permian Resource Corp. Class A	188,022	3,149,369
Phillips 66 Co.	174,462	24,984,703
Pioneer Natural Resources Co.	94,746	25,516,993
Range Resources Corp.	97,478	3,500,435
Rex American Resources Corp. (a)	6,212	343,710
Riley Exploration Permian, Inc.	1,563	40,529
Ring Energy, Inc. (a)(b)	16,254	30,883
SandRidge Energy, Inc.	12,323	168,825
Scorpio Tankers, Inc.	17,374	1,222,435
SilverBow Resources, Inc. (a)	6,198	190,403
Sitio Royalties Corp. (b)	33,031	767,640
SM Energy Co.	46,726	2,265,744
Southwestern Energy Co. (a)	444,668	3,330,563
Talos Energy, Inc. (a)	54,385	716,794
Targa Resources Corp.	90,595	10,333,266
Teekay Corp. (a)	24,649	180,431
Teekay Tankers Ltd.	9,957	580,194
Tellurian, Inc. (a)(b)	281,937	121,261
Texas Pacific Land Corp.	7,633	4,398,898
The Williams Companies, Inc.	493,359	18,925,251
Uranium Energy Corp. (a)(b)	158,516	1,069,983
VAALCO Energy, Inc.	41,960	268,544
Valero Energy Corp.	138,224	22,097,871
Vertex Energy, Inc. (a)(b)	30,405	39,527
Vital Energy, Inc. (a)(b)	10,020	531,260
Vitesse Energy, Inc. (b)	9,014	200,021
W&T Offshore, Inc. (b)	37,782	85,010
World Kinect Corp.	24,293	570,886
		739,720,336
TOTAL ENERGY		828,125,873
FINANCIALS - 13.7%
Banks - 3.6%
1st Source Corp.	6,818	338,173
Amalgamated Financial Corp.	7,241	177,694
Amerant Bancorp, Inc. Class A	10,829	234,556
Ameris Bancorp	26,119	1,240,130
Arrow Financial Corp.	6,917	154,042
Associated Banc-Corp.	60,017	1,264,558
Atlantic Union Bankshares Corp.	36,071	1,145,976
Axos Financial, Inc. (a)	20,426	1,033,760
Banc of California, Inc.	55,899	765,257
BancFirst Corp.	5,903	526,371
Bancorp, Inc., Delaware (a)	21,718	650,237
Bank First National Corp.	3,433	264,993
Bank of America Corp.	2,793,421	103,384,511
Bank of Hawaii Corp. (b)	16,046	909,648
Bank OZK (b)	42,440	1,894,946
BankUnited, Inc.	30,009	802,141
Banner Corp.	13,810	602,530
Berkshire Hills Bancorp, Inc.	17,264	368,068
BOK Financial Corp.	10,941	970,795
Brookline Bancorp, Inc., Delaware	35,895	297,929
Byline Bancorp, Inc.	11,695	253,431
Cadence Bank	73,816	2,042,489
Cambridge Bancorp	3,032	186,074
Camden National Corp.	5,719	178,547
Capitol Federal Financial, Inc.	48,628	231,956
Cathay General Bancorp	29,339	1,010,435
Central Pacific Financial Corp.	11,011	219,559
Citigroup, Inc.	772,653	47,386,808
Citizens Financial Group, Inc.	191,590	6,535,135
City Holding Co.	5,911	597,129
Coastal Financial Corp. of Washington (a)	4,401	170,231
Columbia Banking Systems, Inc.	83,883	1,577,839
Columbia Financial, Inc. (a)(b)	11,387	189,024
Comerica, Inc.	53,183	2,668,191
Commerce Bancshares, Inc.	47,729	2,609,822
Community Bank System, Inc.	21,505	929,446
Community Trust Bancorp, Inc.	6,182	259,706
ConnectOne Bancorp, Inc.	14,628	261,987
CrossFirst Bankshares, Inc. (a)	17,410	210,313
Cullen/Frost Bankers, Inc.	25,877	2,700,006
Customers Bancorp, Inc. (a)	11,525	526,347
CVB Financial Corp.	53,401	872,572
Dime Community Bancshares, Inc.	14,122	257,020
Eagle Bancorp, Inc.	12,090	223,544
East West Bancorp, Inc.	58,497	4,357,442
Eastern Bankshares, Inc.	63,345	795,613
Enterprise Financial Services Corp.	14,922	567,185
Equity Bancshares, Inc.	5,488	182,805
Esquire Financial Holdings, Inc.	2,613	122,968
FB Financial Corp.	14,185	519,880
Fifth Third Bancorp	277,328	10,111,379
First Bancorp, North Carolina	16,671	506,965
First Bancorp, Puerto Rico	68,014	1,173,242
First Bancshares, Inc.	11,186	267,793
First Busey Corp.	21,180	473,161
First Citizens Bancshares, Inc.	4,831	8,148,738
First Commonwealth Financial Corp.	41,230	543,824
First Financial Bancorp, Ohio	38,379	848,560
First Financial Bankshares, Inc. (b)	51,793	1,531,001
First Financial Corp., Indiana	4,291	156,235
First Foundation, Inc.	20,740	113,655
First Hawaiian, Inc.	51,526	1,086,683
First Horizon National Corp.	225,292	3,361,357
First Interstate Bancsystem, Inc.	32,861	877,389
First Merchants Corp.	23,991	801,779
First Mid-Illinois Bancshares, Inc.	8,890	275,234
First of Long Island Corp.	8,378	79,340
Flushing Financial Corp.	11,935	131,524
FNB Corp., Pennsylvania	144,702	1,930,325
Fulton Financial Corp.	66,076	1,093,558
German American Bancorp, Inc.	11,960	379,491
Glacier Bancorp, Inc.	44,568	1,612,470
Great Southern Bancorp, Inc.	3,410	175,274
Hancock Whitney Corp.	34,753	1,577,439
Hanmi Financial Corp.	12,247	187,379
HarborOne Bancorp, Inc.	15,984	161,918
Heartland Financial U.S.A., Inc.	15,664	659,611
Heritage Commerce Corp.	23,806	189,020
Heritage Financial Corp., Washington	14,131	250,684
Hilltop Holdings, Inc.	18,628	545,055
Hingham Institution for Savings	732	123,635
Home Bancshares, Inc.	75,575	1,789,616
HomeStreet, Inc.	7,290	89,303
Hope Bancorp, Inc.	48,559	486,561
Horizon Bancorp, Inc. Indiana	15,507	178,020
Huntington Bancshares, Inc.	595,444	8,020,631
Independent Bank Corp.	17,291	868,700
Independent Bank Corp.	8,488	210,587
Independent Bank Group, Inc.	14,384	535,660
International Bancshares Corp.	21,536	1,198,478
JPMorgan Chase & Co.	1,172,364	224,789,073
Kearny Financial Corp.	25,218	136,177
KeyCorp	386,203	5,596,081
Lakeland Bancorp, Inc.	26,268	320,207
Lakeland Financial Corp.	10,263	603,157
Live Oak Bancshares, Inc.	13,305	430,018
M&T Bank Corp.	67,693	9,774,192
Mercantile Bank Corp.	5,979	215,722
Metropolitan Bank Holding Corp. (a)	4,498	178,571
Midland States Bancorp, Inc.	8,759	191,822
National Bank Holdings Corp.	15,271	499,820
NBT Bancorp, Inc.	18,838	659,518
New York Community Bancorp, Inc.	291,091	771,391
Nicolet Bankshares, Inc.	5,220	399,487
Northfield Bancorp, Inc.	15,883	132,464
Northwest Bancshares, Inc.	50,902	539,561
OceanFirst Financial Corp.	24,034	354,742
OFG Bancorp	18,951	684,321
Old National Bancorp, Indiana	126,478	2,091,946
Old Second Bancorp, Inc.	16,315	223,516
Origin Bancorp, Inc.	11,759	349,242
Pacific Premier Bancorp, Inc.	38,682	831,663
Park National Corp.	5,748	757,069
Pathward Financial, Inc.	10,284	518,005
Peapack-Gladstone Financial Corp.	6,274	140,412
Peoples Bancorp, Inc.	13,340	387,394
Pinnacle Financial Partners, Inc.	30,678	2,353,003
PNC Financial Services Group, Inc.	161,379	24,732,946
Popular, Inc.	29,095	2,472,784
Preferred Bank, Los Angeles (b)	5,092	385,413
Premier Financial Corp.	14,457	280,177
Prosperity Bancshares, Inc.	37,771	2,340,669
Provident Financial Services, Inc.	30,500	447,740
QCR Holdings, Inc.	6,782	372,739
Regions Financial Corp.	378,988	7,303,099
Renasant Corp.	22,377	650,276
S&T Bancorp, Inc.	15,460	466,119
Sandy Spring Bancorp, Inc.	18,154	371,249
Seacoast Banking Corp., Florida	33,846	780,827
ServisFirst Bancshares, Inc.	19,761	1,165,109
Simmons First National Corp. Class A	50,503	863,096
Southside Bancshares, Inc.	11,592	309,043
Southstate Corp.	30,657	2,320,735
Stellar Bancorp, Inc.	19,008	421,978
Stock Yards Bancorp, Inc. (b)	11,019	490,896
Synovus Financial Corp.	58,867	2,106,850
Texas Capital Bancshares, Inc. (a)	19,062	1,094,159
TFS Financial Corp.	20,271	243,455
Tompkins Financial Corp.	5,060	222,539
TowneBank	27,796	719,083
Trico Bancshares	13,435	467,135
Triumph Bancorp, Inc. (a)	8,702	612,273
Truist Financial Corp.	541,384	20,328,969
Trustco Bank Corp., New York	7,700	204,974
Trustmark Corp.	24,637	729,255
U.S. Bancorp	631,143	25,643,340
UMB Financial Corp.	17,629	1,404,326
United Bankshares, Inc., West Virginia	54,271	1,761,637
United Community Bank, Inc.	47,998	1,210,990
Univest Corp. of Pennsylvania	11,993	250,294
Valley National Bancorp	172,116	1,206,533
Veritex Holdings, Inc.	21,952	427,625
WaFd, Inc.	27,405	742,401
Washington Trust Bancorp, Inc.	6,584	167,629
Webster Financial Corp.	69,358	3,039,961
Wells Fargo & Co.	1,459,858	86,598,777
WesBanco, Inc.	23,826	643,302
Westamerica Bancorp.	10,807	503,066
Western Alliance Bancorp.	43,876	2,493,473
Wintrust Financial Corp.	24,692	2,386,235
WSFS Financial Corp.	24,441	1,044,364
Zions Bancorporation NA	59,739	2,436,156
		707,213,363
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	13,635	2,128,424
Ameriprise Financial, Inc.	40,623	16,728,145
Ares Management Corp.	68,367	9,098,964
Artisan Partners Asset Management, Inc.	27,817	1,138,550
Assetmark Financial Holdings, Inc. (a)	9,028	305,237
B. Riley Financial, Inc. (b)	6,837	235,193
Bank of New York Mellon Corp.	308,035	17,400,897
BGC Group, Inc. Class A	155,241	1,215,537
BlackRock, Inc. Class A	56,745	42,822,047
Blackstone, Inc.	291,982	34,048,021
Blue Owl Capital, Inc. Class A	163,651	3,091,367
Bridge Investment Group Holdings, Inc.	12,269	80,730
BrightSphere Investment Group, Inc.	13,020	289,565
Carlyle Group LP	88,608	3,969,638
Cboe Global Markets, Inc.	42,888	7,769,161
Charles Schwab Corp.	603,347	44,617,511
CME Group, Inc.	146,043	30,616,455
Cohen & Steers, Inc.	10,320	709,810
Coinbase Global, Inc. (a)	69,371	14,146,828
Diamond Hill Investment Group, Inc.	1,168	174,289
Donnelley Financial Solutions, Inc. (a)	9,989	627,109
Evercore, Inc. Class A	14,028	2,546,082
FactSet Research Systems, Inc.	15,531	6,474,719
Federated Hermes, Inc.	32,917	1,081,323
Forge Global Holdings, Inc. Class A (a)	46,017	84,211
Franklin Resources, Inc.	121,010	2,763,868
GCM Grosvenor, Inc. Class A	17,182	162,198
Goldman Sachs Group, Inc.	132,246	56,430,691
Hamilton Lane, Inc. Class A	14,788	1,652,115
Houlihan Lokey	21,013	2,678,947
Interactive Brokers Group, Inc.	43,592	5,018,311
Intercontinental Exchange, Inc.	232,053	29,879,144
Invesco Ltd.	181,189	2,567,448
Janus Henderson Group PLC	53,473	1,669,427
Jefferies Financial Group, Inc.	68,164	2,935,142
KKR & Co. LP	269,296	25,063,379
Lazard, Inc. Class A	45,450	1,749,825
LPL Financial	30,256	8,142,797
MarketAxess Holdings, Inc.	15,279	3,057,175
Moelis & Co. Class A	26,895	1,320,007
Moody's Corp.	63,856	23,647,792
Morgan Stanley	508,227	46,167,341
Morningstar, Inc.	10,496	2,966,694
MSCI, Inc.	32,036	14,922,048
NASDAQ, Inc.	154,231	9,230,725
Northern Trust Corp.	84,312	6,946,466
Open Lending Corp. (a)	39,753	202,740
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	114,743
P10, Inc.	18,074	128,325
Perella Weinberg Partners Class A	17,456	260,444
Piper Jaffray Companies	6,136	1,201,367
PJT Partners, Inc.	8,997	850,127
Raymond James Financial, Inc.	76,323	9,311,406
Robinhood Markets, Inc. (a)	210,389	3,469,315
S&P Global, Inc.	130,236	54,156,036
SEI Investments Co.	40,212	2,651,981
State Street Corp.	123,049	8,919,822
StepStone Group, Inc. Class A	20,951	755,703
Stifel Financial Corp.	41,239	3,295,821
StoneX Group, Inc. (a)	10,901	791,413
T. Rowe Price Group, Inc.	91,265	9,999,906
TPG, Inc.	30,869	1,330,454
Tradeweb Markets, Inc. Class A	47,054	4,785,862
Victory Capital Holdings, Inc.	14,517	738,335
Virtu Financial, Inc. Class A	36,711	796,629
Virtus Investment Partners, Inc.	2,727	598,086
WisdomTree Investments, Inc.	44,649	397,376
		595,127,244
Consumer Finance - 0.6%
Ally Financial, Inc.	111,465	4,274,683
American Express Co.	231,900	54,271,557
Bread Financial Holdings, Inc.	19,824	731,704
Capital One Financial Corp.	154,690	22,187,187
Credit Acceptance Corp. (a)	2,530	1,299,712
Discover Financial Services	101,338	12,842,565
Encore Capital Group, Inc. (a)(b)	9,420	387,068
Enova International, Inc. (a)	11,734	710,259
EZCORP, Inc. (non-vtg.) Class A (a)(b)	20,465	224,706
FirstCash Holdings, Inc.	14,884	1,681,594
Green Dot Corp. Class A (a)	18,266	159,828
LendingClub Corp. (a)	44,718	336,279
LendingTree, Inc. (a)	4,441	214,367
MoneyLion, Inc. (a)	2,160	143,230
Navient Corp.	33,048	496,381
Nelnet, Inc. Class A	7,170	675,271
NerdWallet, Inc. (a)	15,608	196,193
OneMain Holdings, Inc.	48,335	2,518,737
PRA Group, Inc. (a)	15,942	379,260
PROG Holdings, Inc.	18,048	599,916
SLM Corp.	88,860	1,882,943
SoFi Technologies, Inc. (a)(b)	393,407	2,667,299
Synchrony Financial	166,629	7,328,343
Upstart Holdings, Inc. (a)(b)	29,185	645,864
World Acceptance Corp. (a)	1,357	186,682
		117,041,628
Financial Services - 4.1%
A-Mark Precious Metals, Inc. (b)	7,004	280,650
Affirm Holdings, Inc. (a)	95,224	3,035,741
Apollo Global Management, Inc.	177,363	19,222,602
AvidXchange Holdings, Inc. (a)	68,865	802,966
Berkshire Hathaway, Inc. Class B (a)	737,502	292,589,168
Block, Inc. Class A (a)	224,288	16,373,024
Cannae Holdings, Inc. (a)	22,919	445,775
Cantaloupe, Inc. (a)	22,504	130,298
Cass Information Systems, Inc.	4,927	212,797
Corebridge Financial, Inc.	96,465	2,562,110
Corpay, Inc. (a)	29,368	8,873,248
Enact Holdings, Inc.	12,123	360,417
Equitable Holdings, Inc.	128,909	4,758,031
Essent Group Ltd.	43,010	2,278,240
Euronet Worldwide, Inc. (a)	17,675	1,814,869
EVERTEC, Inc.	26,057	977,919
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,736	695,382
Fidelity National Information Services, Inc.	240,413	16,328,851
Fiserv, Inc. (a)	243,520	37,178,198
Flywire Corp. (a)	42,689	875,125
Global Payments, Inc.	105,789	12,987,716
i3 Verticals, Inc. Class A (a)	9,395	213,360
International Money Express, Inc. (a)	14,066	284,555
Jack Henry & Associates, Inc.	30,101	4,897,132
Jackson Financial, Inc.	28,463	1,944,592
Marqeta, Inc. Class A (a)	171,576	952,247
MasterCard, Inc. Class A	334,430	150,894,816
Merchants Bancorp	10,390	419,029
MGIC Investment Corp.	109,936	2,229,502
Mr. Cooper Group, Inc. (a)	26,043	2,010,520
NCR Atleos Corp.	26,971	537,532
Newtekone, Inc.	9,486	102,354
NMI Holdings, Inc. (a)	32,758	1,010,912
Paymentus Holdings, Inc. (a)	7,167	146,278
Payoneer Global, Inc. (a)	105,261	519,989
PayPal Holdings, Inc. (a)	435,139	29,554,641
PennyMac Financial Services, Inc.	11,740	1,005,414
Radian Group, Inc.	61,775	1,845,219
Remitly Global, Inc. (a)	54,345	968,971
Repay Holdings Corp. (a)	29,864	303,717
Rocket Companies, Inc. (a)(b)	51,123	627,790
Sezzle, Inc. (b)	1,173	59,389
Shift4 Payments, Inc. (a)(b)	22,991	1,330,259
The Western Union Co.	141,334	1,899,529
Toast, Inc. (a)	152,978	3,614,870
UWM Holdings Corp. Class A (b)	37,760	237,888
Visa, Inc. Class A	640,901	172,152,418
Voya Financial, Inc.	41,537	2,831,162
Walker & Dunlop, Inc.	13,522	1,239,021
WEX, Inc. (a)	17,254	3,645,080
		810,261,313
Insurance - 2.3%
AFLAC, Inc.	213,489	17,858,355
Allstate Corp.	106,519	18,114,621
AMBAC Financial Group, Inc. (a)	18,229	263,409
American Coastal Insurance Cor (a)	8,152	85,351
American Equity Investment Life Holding Co.	25,164	1,411,952
American Financial Group, Inc.	26,284	3,357,781
American International Group, Inc.	284,779	21,446,706
Amerisafe, Inc.	7,723	352,169
Aon PLC	81,234	22,908,800
Arch Capital Group Ltd. (a)	150,596	14,086,750
Arthur J. Gallagher & Co.	87,902	20,629,720
Assurant, Inc.	21,222	3,701,117
Assured Guaranty Ltd.	21,951	1,683,642
Axis Capital Holdings Ltd.	31,264	1,917,421
Brighthouse Financial, Inc. (a)	25,790	1,244,368
Brown & Brown, Inc.	95,553	7,791,392
Chubb Ltd.	164,108	40,803,813
Cincinnati Financial Corp.	64,127	7,418,853
CNO Financial Group, Inc.	44,129	1,161,917
eHealth, Inc. (a)	10,196	43,639
Employers Holdings, Inc.	10,374	441,829
Enstar Group Ltd. (a)	5,364	1,557,545
Erie Indemnity Co. Class A	10,068	3,852,621
Everest Re Group Ltd.	17,670	6,474,465
Fidelity National Financial, Inc.	105,783	5,236,259
First American Financial Corp.	41,575	2,227,173
Genworth Financial, Inc. Class A (a)	181,875	1,078,519
Globe Life, Inc.	34,525	2,629,769
Goosehead Insurance (a)(b)	9,867	561,531
Hanover Insurance Group, Inc.	14,417	1,871,615
Hartford Financial Services Group, Inc.	121,024	11,726,015
HCI Group, Inc.	2,755	314,566
Hippo Holdings, Inc. (a)(b)	6,506	139,163
Horace Mann Educators Corp.	16,448	606,273
James River Group Holdings Ltd.	15,162	134,790
Kemper Corp.	24,368	1,420,898
Kinsale Capital Group, Inc.	8,888	3,228,566
Lemonade, Inc. (a)(b)	25,382	437,332
Lincoln National Corp.	68,397	1,865,186
Loews Corp.	74,136	5,571,320
Markel Group, Inc. (a)	5,327	7,768,897
Marsh & McLennan Companies, Inc.	199,219	39,730,245
MBIA, Inc. (b)	17,679	111,201
Mercury General Corp.	10,629	555,472
MetLife, Inc.	248,978	17,697,356
National Western Life Group, Inc.	904	441,893
Old Republic International Corp.	105,083	3,137,778
Oscar Health, Inc. (a)	58,526	1,016,597
Palomar Holdings, Inc. (a)	9,976	784,812
Primerica, Inc.	14,491	3,070,063
Principal Financial Group, Inc.	89,547	7,086,750
ProAssurance Corp.	20,545	274,481
Progressive Corp.	237,196	49,396,067
Prudential Financial, Inc.	146,361	16,169,963
Reinsurance Group of America, Inc.	26,920	5,033,771
RenaissanceRe Holdings Ltd.	21,451	4,703,132
RLI Corp.	16,186	2,287,891
Root, Inc. (a)(b)	3,214	223,855
Ryan Specialty Group Holdings, Inc.	41,001	2,022,989
Safety Insurance Group, Inc.	5,918	470,895
Selective Insurance Group, Inc.	24,399	2,480,158
Siriuspoint Ltd. (a)	36,561	430,689
Skyward Specialty Insurance Group, Inc. (a)	13,049	455,671
Stewart Information Services Corp.	11,020	683,350
The Baldwin Insurance Group, Inc. (a)	25,937	690,962
The Travelers Companies, Inc.	92,525	19,630,104
Tiptree, Inc.	8,633	137,524
Trupanion, Inc. (a)(b)	14,410	324,225
United Fire Group, Inc.	8,220	181,580
Universal Insurance Holdings, Inc.	10,602	206,951
Unum Group	74,080	3,755,856
W.R. Berkley Corp.	82,076	6,317,390
White Mountains Insurance Group Ltd.	1,017	1,808,368
Willis Towers Watson PLC	41,501	10,422,561
		447,166,708
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	280,199	2,563,821
Annaly Capital Management, Inc.	201,878	3,783,194
Apollo Commercial Real Estate Finance, Inc.	52,957	509,976
Arbor Realty Trust, Inc. (b)	76,162	977,158
Ares Commercial Real Estate Corp.	22,328	151,607
Armour Residential REIT, Inc.	19,755	358,948
Blackstone Mortgage Trust, Inc. (b)	69,639	1,228,432
BrightSpire Capital, Inc.	53,505	336,546
Chimera Investment Corp.	92,183	379,794
Claros Mortgage Trust, Inc.	48,972	426,056
Dynex Capital, Inc.	24,131	281,609
Ellington Financial LLC	32,377	370,393
Ellington Residential Mortgage REIT	7,247	47,903
Franklin BSP Realty Trust, Inc.	33,688	420,763
Granite Point Mortgage Trust, Inc.	22,413	96,152
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	44,928	1,123,649
Invesco Mortgage Capital, Inc.	20,035	171,299
KKR Real Estate Finance Trust, Inc.	23,693	222,951
Ladder Capital Corp. Class A	46,185	495,565
MFA Financial, Inc.	41,075	434,984
New York Mortgage Trust, Inc.	37,090	254,067
Orchid Island Capital, Inc. (b)	21,174	176,379
PennyMac Mortgage Investment Trust	35,194	487,437
Ready Capital Corp.	64,521	549,719
Redwood Trust, Inc.	53,781	297,409
Rithm Capital Corp.	195,873	2,178,108
Starwood Property Trust, Inc. (b)	120,735	2,290,343
TPG RE Finance Trust, Inc.	23,761	174,168
Two Harbors Investment Corp.	41,844	528,490
		21,316,920
TOTAL FINANCIALS		2,698,127,176
HEALTH CARE - 12.1%
Biotechnology - 2.3%
2seventy bio, Inc. (a)(b)	20,403	93,038
4D Molecular Therapeutics, Inc. (a)	14,923	357,107
89Bio, Inc. (a)(b)	31,579	268,737
AbbVie, Inc.	716,101	116,466,667
Absci Corp. (a)	25,552	121,116
ACADIA Pharmaceuticals, Inc. (a)	48,322	807,461
Acelyrin, Inc.	11,593	48,459
Actinium Pharmaceuticals, Inc. (a)(b)	11,993	92,346
Acumen Pharmaceuticals, Inc. (a)(b)	10,753	34,625
Adicet Bio, Inc. (a)	22,838	34,029
ADMA Biologics, Inc. (a)	84,851	553,229
Adverum Biotechnologies, Inc. (a)	7,276	70,723
Aerovate Therapeutics, Inc. (a)	5,506	110,175
Agenus, Inc. (b)	6,550	79,386
Agios Pharmaceuticals, Inc. (a)	22,527	732,128
Akebia Therapeutics, Inc. (a)	68,525	86,342
Akero Therapeutics, Inc. (a)	26,907	535,180
Aldeyra Therapeutics, Inc. (a)	18,710	73,717
Alector, Inc. (a)	28,409	144,318
Alkermes PLC (a)	67,268	1,650,757
Allakos, Inc. (a)	27,954	29,352
Allogene Therapeutics, Inc. (a)(b)	47,155	130,148
Alnylam Pharmaceuticals, Inc. (a)	51,050	7,348,648
Alpine Immune Sciences, Inc. (a)	17,966	1,160,424
Altimmune, Inc. (a)(b)	21,707	142,181
ALX Oncology Holdings, Inc. (a)	10,635	181,008
Amgen, Inc.	217,041	59,456,212
Amicus Therapeutics, Inc. (a)	105,264	1,051,587
AnaptysBio, Inc. (a)	7,604	185,081
Anavex Life Sciences Corp. (a)(b)	33,193	121,154
Anika Therapeutics, Inc. (a)	5,904	152,855
Annexon, Inc. (a)	24,666	112,230
Apellis Pharmaceuticals, Inc. (a)	41,074	1,815,060
Apogee Therapeutics, Inc.	10,464	526,339
Arbutus Biopharma Corp. (a)(b)	50,809	138,709
Arcellx, Inc. (a)	13,822	691,376
Arcturus Therapeutics Holdings, Inc. (a)	9,676	247,415
Arcus Biosciences, Inc. (a)	21,791	331,877
Arcutis Biotherapeutics, Inc. (a)(b)	40,417	336,269
Ardelyx, Inc. (a)	93,742	599,949
Arrowhead Pharmaceuticals, Inc. (a)	49,952	1,129,914
Ars Pharmaceuticals, Inc. (a)(b)	20,559	178,863
Astria Therapeutics, Inc. (a)	16,773	153,976
Atara Biotherapeutics, Inc. (a)	34,659	23,915
Aura Biosciences, Inc. (a)	14,660	108,484
Avid Bioservices, Inc. (a)(b)	25,534	194,824
Avidity Biosciences, Inc. (a)	26,952	650,352
Avita Medical, Inc. (a)	10,335	86,814
Beam Therapeutics, Inc. (a)	27,778	589,449
BioCryst Pharmaceuticals, Inc. (a)(b)	81,152	335,158
Biogen, Inc. (a)	59,059	12,687,054
Biohaven Ltd. (a)	26,858	1,042,090
BioMarin Pharmaceutical, Inc. (a)	76,881	6,208,910
Biomea Fusion, Inc. (a)(b)	9,640	103,534
bluebird bio, Inc. (a)(b)	77,837	69,049
Blueprint Medicines Corp. (a)	24,501	2,237,921
BridgeBio Pharma, Inc. (a)	51,874	1,329,012
C4 Therapeutics, Inc. (a)(b)	18,483	116,443
Cabaletta Bio, Inc. (a)	15,207	161,879
CareDx, Inc. (a)(b)	21,848	169,540
Cargo Therapeutics, Inc. (b)	7,986	152,533
Caribou Biosciences, Inc. (a)	33,092	120,124
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Cartesian Therapeutics, Inc. rights (a)(c)	43,098	5,603
Catalyst Pharmaceutical Partners, Inc. (a)	45,058	678,123
Cel-Sci Corp. (a)(b)	21,812	31,846
Celcuity, Inc. (a)	5,678	89,542
Celldex Therapeutics, Inc. (a)	25,482	953,536
Cerevel Therapeutics Holdings (a)	35,727	1,525,900
Cogent Biosciences, Inc. (a)	31,097	202,131
Coherus BioSciences, Inc. (a)(b)	38,166	74,805
Crinetics Pharmaceuticals, Inc. (a)	23,480	1,028,894
CRISPR Therapeutics AG (a)(b)	31,965	1,693,825
Cullinan Oncology, Inc. (a)	13,627	368,065
Cytokinetics, Inc. (a)(b)	39,516	2,423,121
Day One Biopharmaceuticals, Inc. (a)	22,448	383,861
Deciphera Pharmaceuticals, Inc. (a)	23,142	584,798
Denali Therapeutics, Inc. (a)	50,303	776,678
Disc Medicine, Inc. (a)	5,082	141,483
Dynavax Technologies Corp. (a)(b)	52,201	593,525
Dyne Therapeutics, Inc. (a)	23,219	587,673
Editas Medicine, Inc. (a)	33,150	172,712
Emergent BioSolutions, Inc. (a)(b)	18,754	35,258
Enanta Pharmaceuticals, Inc. (a)	8,003	109,961
Erasca, Inc. (a)	30,880	62,069
Exact Sciences Corp. (a)	74,016	4,392,850
Exelixis, Inc. (a)	122,227	2,867,445
Fate Therapeutics, Inc. (a)	34,402	135,888
FibroGen, Inc. (a)	38,031	42,595
G1 Therapeutics, Inc. (a)(b)	17,778	67,023
Genelux Corp. (a)(b)	7,965	24,771
Geron Corp. (a)	191,318	751,880
Gilead Sciences, Inc.	505,776	32,976,595
Gossamer Bio, Inc. (a)	75,653	53,714
Gritstone Bio, Inc. (a)(b)	31,026	24,821
Halozyme Therapeutics, Inc. (a)	53,177	2,026,044
Heron Therapeutics, Inc. (a)(b)	61,362	142,360
HilleVax, Inc. (a)	10,149	133,967
Humacyte, Inc. Class A (a)(b)	25,066	98,259
Ideaya Biosciences, Inc. (a)	29,736	1,208,768
IGM Biosciences, Inc. (a)(b)	6,249	60,178
ImmunityBio, Inc. (a)(b)	63,076	503,977
Immunovant, Inc. (a)	22,737	623,903
Incyte Corp. (a)	76,659	3,990,101
Inhibrx, Inc. (a)	10,595	360,654
Inovio Pharmaceuticals, Inc. (a)(b)	9,176	105,065
Inozyme Pharma, Inc. (a)	18,153	80,055
Insmed, Inc. (a)	57,641	1,424,886
Intellia Therapeutics, Inc. (a)	36,364	778,190
Invivyd, Inc. (a)	22,281	49,464
Ionis Pharmaceuticals, Inc. (a)	57,797	2,384,704
Iovance Biotherapeutics, Inc. (a)	97,834	1,152,485
Ironwood Pharmaceuticals, Inc. Class A (a)	55,327	428,784
iTeos Therapeutics, Inc. (a)	10,694	114,854
Janux Therapeutics, Inc. (a)	9,381	534,717
Kalvista Pharmaceuticals, Inc. (a)(b)	10,038	113,931
Karyopharm Therapeutics, Inc. (a)(b)	46,157	47,542
Keros Therapeutics, Inc. (a)	10,552	595,027
Kiniksa Pharmaceuticals Ltd. (a)	12,617	236,190
Kodiak Sciences, Inc. (a)	12,909	41,438
Krystal Biotech, Inc. (a)	9,931	1,520,635
Kura Oncology, Inc. (a)	30,564	599,666
Kymera Therapeutics, Inc. (a)	17,072	573,961
Larimar Therapeutics, Inc. (a)	22,417	154,453
Lexeo Therapeutics, Inc.	3,980	49,551
Lexicon Pharmaceuticals, Inc. (a)	49,197	75,763
Lyell Immunopharma, Inc. (a)(b)	65,023	141,100
Macrogenics, Inc. (a)	25,263	373,387
Madrigal Pharmaceuticals, Inc. (a)(b)	6,267	1,278,593
MannKind Corp. (a)(b)	109,211	448,857
Mersana Therapeutics, Inc. (a)	39,705	125,865
MiMedx Group, Inc. (a)	46,640	287,302
Mineralys Therapeutics, Inc. (a)	5,646	69,164
Mirum Pharmaceuticals, Inc. (a)(b)	14,893	373,963
Moderna, Inc. (a)	134,404	14,826,105
Morphic Holding, Inc. (a)	16,582	452,191
Mural Oncology PLC	6,150	22,755
Myriad Genetics, Inc. (a)	35,695	698,551
Natera, Inc. (a)	46,061	4,278,146
Neurocrine Biosciences, Inc. (a)	40,798	5,611,357
Novavax, Inc. (a)(b)	48,395	209,550
Nurix Therapeutics, Inc. (a)	18,084	217,370
Nuvalent, Inc. Class A (a)	12,921	889,998
Ocugen, Inc. (a)(b)	100,598	132,789
Olema Pharmaceuticals, Inc. (a)(b)	20,612	209,624
Omniab, Inc. (a)(c)	2,111	8,803
Omniab, Inc. (a)(c)	2,111	8,233
Organogenesis Holdings, Inc. Class A (a)	29,912	70,293
ORIC Pharmaceuticals, Inc. (a)(b)	16,891	149,148
PDL BioPharma, Inc. (a)(c)	20,940	3,404
PDS Biotechnology Corp. (a)(b)	12,641	42,347
Poseida Therapeutics, Inc. (a)	27,985	67,724
Praxis Precision Medicines, Inc. (a)	6,419	352,211
Precigen, Inc. (a)	54,612	72,088
Prime Medicine, Inc. (a)	14,909	73,352
Protagonist Therapeutics, Inc. (a)	23,002	577,580
Prothena Corp. PLC (a)	15,813	321,636
PTC Therapeutics, Inc. (a)	30,206	971,123
Puma Biotechnology, Inc. (a)(b)	16,692	84,628
RAPT Therapeutics, Inc. (a)	10,980	84,546
Recursion Pharmaceuticals, Inc. (a)(b)	64,063	500,973
Regeneron Pharmaceuticals, Inc. (a)	42,877	38,188,829
REGENXBIO, Inc. (a)	16,314	250,420
Relay Therapeutics, Inc. (a)	38,031	247,962
Repligen Corp. (a)	20,937	3,437,855
Replimune Group, Inc. (a)	21,807	138,474
Revolution Medicines, Inc. (a)	52,172	1,944,972
Rhythm Pharmaceuticals, Inc. (a)	20,299	807,088
Rigel Pharmaceuticals, Inc. (a)	69,000	72,450
Rocket Pharmaceuticals, Inc. (a)	27,645	594,920
Roivant Sciences Ltd. (a)	136,031	1,482,738
Sage Therapeutics, Inc. (a)	21,075	293,786
Sana Biotechnology, Inc. (a)(b)	42,356	381,204
Sangamo Therapeutics, Inc. (a)	54,471	28,047
Sarepta Therapeutics, Inc. (a)	38,107	4,826,633
Savara, Inc. (a)	38,907	178,194
Scholar Rock Holding Corp. (a)	18,737	274,872
SpringWorks Therapeutics, Inc. (a)	25,748	1,202,174
Stoke Therapeutics, Inc. (a)	11,536	127,242
Summit Therapeutics, Inc. (a)	50,876	199,943
Sutro Biopharma, Inc. (a)	21,893	74,327
Syndax Pharmaceuticals, Inc. (a)	32,494	686,598
Tango Therapeutics, Inc. (a)	20,045	154,347
Tenaya Therapeutics, Inc. (a)	19,566	88,830
TG Therapeutics, Inc. (a)(b)	53,615	732,381
Travere Therapeutics, Inc. (a)	27,565	152,434
Twist Bioscience Corp. (a)(b)	23,223	725,254
Tyra Biosciences, Inc. (a)	8,441	144,341
Ultragenyx Pharmaceutical, Inc. (a)	33,098	1,407,989
uniQure B.V. (a)(b)	18,282	80,624
United Therapeutics Corp. (a)	19,242	4,508,978
Vanda Pharmaceuticals, Inc. (a)	29,621	140,996
Vaxcyte, Inc. (a)	39,322	2,380,947
Vera Therapeutics, Inc. (a)	17,567	694,072
Veracyte, Inc. (a)(b)	30,574	598,333
Vericel Corp. (a)	19,243	882,676
Vertex Pharmaceuticals, Inc. (a)	104,548	41,067,500
Verve Therapeutics, Inc. (a)(b)	23,724	142,581
Viking Therapeutics, Inc. (a)	43,113	3,430,933
Vir Biotechnology, Inc. (a)	35,249	298,207
Viridian Therapeutics, Inc. (a)	22,395	296,958
Voyager Therapeutics, Inc. (a)(b)	19,706	154,101
X4 Pharmaceuticals, Inc. (a)(b)	53,571	60,000
Xencor, Inc. (a)	24,557	514,224
Y-mAbs Therapeutics, Inc. (a)	11,806	179,569
Zentalis Pharmaceuticals, Inc. (a)	22,947	253,794
		447,601,369
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	703,941	74,596,628
Align Technology, Inc. (a)	28,900	8,160,782
Alphatec Holdings, Inc. (a)	39,037	492,647
Angiodynamics, Inc. (a)	16,133	93,410
Artivion, Inc. (a)	15,744	308,897
Atricure, Inc. (a)	19,115	461,054
Atrion Corp. (b)	540	228,577
Avanos Medical, Inc. (a)	18,748	338,964
AxoGen, Inc. (a)	16,789	107,617
Axonics, Inc. (a)	20,484	1,363,620
Baxter International, Inc.	207,807	8,389,169
Becton, Dickinson & Co.	117,214	27,498,404
Boston Scientific Corp. (a)	593,760	42,673,531
Butterfly Network, Inc. Class A (a)(b)	55,173	42,820
Cerus Corp. (a)	73,254	122,334
CONMED Corp.	12,333	838,397
CVRx, Inc. (a)	4,183	64,878
Dentsply Sirona, Inc.	85,404	2,562,974
DexCom, Inc. (a)	156,487	19,934,879
Edwards Lifesciences Corp. (a)	246,222	20,847,617
Embecta Corp.	23,260	235,624
Enovis Corp. (a)	20,027	1,106,091
Envista Holdings Corp. (a)	69,357	1,364,946
GE Healthcare Technologies, Inc.	171,568	13,080,344
Glaukos Corp. (a)	19,673	1,888,608
Globus Medical, Inc. (a)	46,564	2,318,422
Haemonetics Corp. (a)	20,462	1,881,481
Hologic, Inc. (a)	95,501	7,236,111
ICU Medical, Inc. (a)(b)	8,177	800,692
IDEXX Laboratories, Inc. (a)	33,712	16,611,925
Inari Medical, Inc. (a)	20,760	775,178
Inogen, Inc. (a)	9,416	64,029
Inspire Medical Systems, Inc. (a)	11,926	2,882,037
Insulet Corp. (a)	28,491	4,898,743
Integer Holdings Corp. (a)	13,396	1,495,395
Integra LifeSciences Holdings Corp. (a)	27,394	799,083
Intuitive Surgical, Inc. (a)	142,884	52,955,668
IRadimed Corp.	3,034	123,211
iRhythm Technologies, Inc. (a)	12,355	1,353,861
Lantheus Holdings, Inc. (a)	27,613	1,837,369
LeMaitre Vascular, Inc.	8,048	521,510
LivaNova PLC (a)	21,658	1,207,434
Masimo Corp. (a)	17,848	2,398,950
Medtronic PLC	539,260	43,270,222
Merit Medical Systems, Inc. (a)	23,281	1,725,122
Neogen Corp. (a)	79,500	980,235
Nevro Corp. (a)	14,671	155,219
Novocure Ltd. (a)	38,583	472,256
Omnicell, Inc. (a)	18,335	491,561
OraSure Technologies, Inc. (a)	29,028	153,558
Orthofix International NV (a)	15,346	199,498
OrthoPediatrics Corp. (a)	6,322	187,321
Outset Medical, Inc. (a)	18,364	46,461
Paragon 28, Inc. (a)(b)	15,001	138,309
Penumbra, Inc. (a)	15,560	3,057,073
PROCEPT BioRobotics Corp. (a)	17,838	945,057
Pulmonx Corp. (a)	15,505	117,993
QuidelOrtho Corp. (a)	19,946	808,810
ResMed, Inc.	59,675	12,769,853
RxSight, Inc. (a)	9,123	475,582
Semler Scientific, Inc. (a)	2,238	57,136
Senseonics Holdings, Inc. (a)(b)	214,100	104,267
Shockwave Medical, Inc. (a)	14,989	4,949,218
SI-BONE, Inc. (a)	15,040	214,470
Sight Sciences, Inc. (a)	11,210	62,216
Silk Road Medical, Inc. (a)	15,913	309,349
Solventum Corp.	56,801	3,692,633
Staar Surgical Co. (a)	19,823	911,065
STERIS PLC	40,273	8,238,245
Stryker Corp.	137,012	46,104,538
SurModics, Inc. (a)	5,779	148,463
Tactile Systems Technology, Inc. (a)	9,526	131,173
Tandem Diabetes Care, Inc. (a)	26,344	966,561
Teleflex, Inc.	18,943	3,954,351
The Cooper Companies, Inc.	81,156	7,227,753
TransMedics Group, Inc. (a)	13,160	1,238,751
Treace Medical Concepts, Inc. (a)	17,288	179,277
UFP Technologies, Inc. (a)	2,822	581,163
Utah Medical Products, Inc.	1,407	93,143
Varex Imaging Corp. (a)	16,425	266,906
Zimmer Biomet Holdings, Inc.	85,077	10,233,062
Zimvie, Inc. (a)	10,487	159,402
Zynex, Inc. (a)(b)	7,677	84,217
		482,865,400
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)(b)	111,527	56,009
Acadia Healthcare Co., Inc. (a)	37,167	2,748,128
Accolade, Inc. (a)	28,419	216,837
AdaptHealth Corp. (a)	33,358	328,576
Addus HomeCare Corp. (a)	6,460	621,129
Agiliti, Inc. (a)(b)	14,124	143,359
agilon health, Inc. (a)(b)	121,764	669,702
Alignment Healthcare, Inc. (a)	39,659	204,244
Amedisys, Inc. (a)	13,136	1,209,169
AMN Healthcare Services, Inc. (a)	15,237	913,915
Astrana Health, Inc. (a)	16,891	627,501
Brookdale Senior Living, Inc. (a)	75,880	515,225
Cardinal Health, Inc.	98,690	10,169,018
Castle Biosciences, Inc. (a)	10,869	229,227
Cencora, Inc.	67,010	16,018,741
Centene Corp. (a)	216,579	15,823,291
Chemed Corp.	6,191	3,516,488
Cigna Group	118,576	42,336,375
Clover Health Investments Corp. (a)(b)	138,821	87,457
Community Health Systems, Inc. (a)	46,715	154,160
Corvel Corp. (a)	3,626	866,070
Cross Country Healthcare, Inc. (a)	13,364	235,206
CVS Health Corp.	510,530	34,567,986
DaVita, Inc. (a)	21,696	3,015,961
DocGo, Inc. Class A (a)(b)	33,679	113,835
Elevance Health, Inc.	95,219	50,330,859
Encompass Health Corp.	41,364	3,448,930
Enhabit Home Health & Hospice (a)	20,223	204,050
Fulgent Genetics, Inc. (a)	7,885	160,460
Guardant Health, Inc. (a)	48,874	879,732
HCA Holdings, Inc.	80,343	24,891,868
HealthEquity, Inc. (a)	34,617	2,731,627
Henry Schein, Inc. (a)	53,466	3,704,124
Hims & Hers Health, Inc. (a)	58,801	736,777
Humana, Inc.	49,615	14,988,195
Laboratory Corp. of America Holdings	34,685	6,984,518
LifeStance Health Group, Inc. (a)	37,743	233,252
McKesson Corp.	53,275	28,619,863
Modivcare, Inc. (a)	4,669	109,581
Molina Healthcare, Inc. (a)	23,532	8,050,297
National Healthcare Corp.	5,468	496,877
National Research Corp. Class A	5,846	200,226
NeoGenomics, Inc. (a)	51,585	718,063
Opko Health, Inc. (a)(b)	181,854	221,862
Option Care Health, Inc. (a)	71,424	2,134,863
Owens & Minor, Inc. (a)	30,972	766,247
Patterson Companies, Inc.	33,266	847,285
Pediatrix Medical Group, Inc. (a)	33,608	298,103
Pennant Group, Inc. (a)	11,831	247,386
PetIQ, Inc. Class A (a)	10,394	169,630
Premier, Inc.	48,359	1,009,736
Privia Health Group, Inc. (a)	41,656	766,470
Progyny, Inc. (a)	33,768	1,082,602
Quest Diagnostics, Inc.	45,388	6,271,714
R1 RCM, Inc. (a)	79,435	976,256
RadNet, Inc. (a)	26,283	1,274,726
Select Medical Holdings Corp.	42,497	1,205,640
Surgery Partners, Inc. (a)	29,509	736,250
Talkspace, Inc. Class A (a)	54,843	167,820
Tenet Healthcare Corp. (a)	41,009	4,604,901
The Ensign Group, Inc.	22,657	2,681,683
U.S. Physical Therapy, Inc.	6,047	613,831
UnitedHealth Group, Inc.	375,075	181,423,778
Universal Health Services, Inc. Class B	25,037	4,267,056
		494,644,747
Health Care Technology - 0.1%
American Well Corp. (a)	103,720	52,949
Augmedix, Inc. (a)	16,625	45,054
Certara, Inc. (a)	43,203	739,203
Definitive Healthcare Corp. (a)(b)	19,769	137,197
Doximity, Inc. (a)	49,292	1,197,303
Evolent Health, Inc. Class A (a)	46,414	1,287,524
GoodRx Holdings, Inc. (a)(b)	31,694	225,027
Health Catalyst, Inc. (a)	22,204	138,109
HealthStream, Inc.	9,632	248,217
MultiPlan Corp. Class A (a)	101,328	65,843
OptimizeRx Corp. (a)	7,478	76,276
Phreesia, Inc. (a)	21,321	442,198
Schrodinger, Inc. (a)	22,164	540,358
Simulations Plus, Inc.	6,458	292,870
Teladoc Health, Inc. (a)	66,822	851,981
TruBridge, Inc. (a)	5,009	39,571
Veeva Systems, Inc. Class A (a)	59,546	11,823,454
		18,203,134
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	42,013	1,230,141
Adaptive Biotechnologies Corp. (a)	44,480	116,538
Agilent Technologies, Inc.	118,903	16,294,467
Avantor, Inc. (a)	275,912	6,685,348
Azenta, Inc. (a)	22,515	1,181,137
Bio-Rad Laboratories, Inc. Class A (a)	8,438	2,276,151
Bio-Techne Corp.	64,674	4,088,044
BioLife Solutions, Inc. (a)	14,074	246,858
Bruker Corp.	37,393	2,917,028
Charles River Laboratories International, Inc. (a)	21,025	4,814,725
Codexis, Inc. (a)	25,862	75,258
CryoPort, Inc. (a)(b)	19,865	321,614
Cytek Biosciences, Inc. (a)	39,975	240,250
Danaher Corp.	266,566	65,740,507
Fortrea Holdings, Inc.	35,801	1,309,959
Illumina, Inc. (a)	64,567	7,944,969
Inotiv, Inc. (a)(b)	8,163	31,346
IQVIA Holdings, Inc. (a)	74,081	17,169,753
Lifecore Biomedical (a)(b)	9,843	63,192
Maravai LifeSciences Holdings, Inc. (a)	44,957	368,647
MaxCyte, Inc. (a)	40,316	146,347
Medpace Holdings, Inc. (a)	9,411	3,654,762
Mesa Laboratories, Inc.	2,069	219,480
Mettler-Toledo International, Inc. (a)	8,757	10,768,483
OmniAb, Inc. (a)	39,399	174,932
Pacific Biosciences of California, Inc. (a)(b)	97,868	161,482
Quanterix Corp. (a)	13,890	223,907
Revvity, Inc.	50,354	5,159,774
Sotera Health Co. (a)	50,141	561,579
Standard BioTools, Inc. (a)	102,762	254,850
Thermo Fisher Scientific, Inc.	156,560	89,038,803
Waters Corp. (a)	24,212	7,482,476
West Pharmaceutical Services, Inc.	29,972	10,714,391
		261,677,198
Pharmaceuticals - 3.5%
Amneal Intermediate, Inc. (a)	45,895	277,665
Amphastar Pharmaceuticals, Inc. (a)	14,989	618,296
Amylyx Pharmaceuticals, Inc. (a)	15,627	28,285
ANI Pharmaceuticals, Inc. (a)	6,010	396,660
Arvinas Holding Co. LLC (a)	27,424	871,260
Assertio Holdings, Inc. (a)	34,756	30,763
Atea Pharmaceuticals, Inc. (a)	32,281	119,440
Axsome Therapeutics, Inc. (a)(b)	15,649	1,154,270
Bristol-Myers Squibb Co.	825,742	36,283,103
Cassava Sciences, Inc. (a)(b)	16,105	356,726
Catalent, Inc. (a)	73,324	4,095,145
Collegium Pharmaceutical, Inc. (a)	13,177	486,627
Corcept Therapeutics, Inc. (a)(b)	36,486	850,854
CorMedix, Inc. (a)(b)	22,069	115,973
Edgewise Therapeutics, Inc. (a)	25,793	462,726
Elanco Animal Health, Inc. (a)	198,689	2,614,747
Eli Lilly & Co.	323,360	252,576,496
Enliven Therapeutics, Inc. (a)	7,647	132,981
Esperion Therapeutics, Inc. (a)	62,567	123,257
Evolus, Inc. (a)	17,993	211,778
Eyepoint Pharmaceuticals, Inc. (a)(b)	14,973	263,525
Fulcrum Therapeutics, Inc. (a)	19,388	138,236
Harmony Biosciences Holdings, Inc. (a)	13,417	414,719
Harrow, Inc. (a)(b)	12,868	131,125
Innoviva, Inc. (a)(b)	22,823	344,856
Intra-Cellular Therapies, Inc. (a)	36,082	2,591,048
Jazz Pharmaceuticals PLC (a)	25,889	2,867,207
Johnson & Johnson	975,779	141,087,886
Ligand Pharmaceuticals, Inc. Class B (a)	6,608	461,833
Liquidia Corp. (a)	20,519	263,669
Longboard Pharmaceuticals, Inc. (a)	10,623	226,270
Marinus Pharmaceuticals, Inc. (a)	21,444	30,236
Merck & Co., Inc.	1,027,220	132,737,368
Mind Medicine (MindMed), Inc. (a)	13,977	133,061
Nuvation Bio, Inc. (a)	58,339	174,434
Ocular Therapeutix, Inc. (a)(b)	44,449	210,688
Omeros Corp. (a)(b)	25,320	79,758
Organon & Co.	102,983	1,916,514
Pacira Biosciences, Inc. (a)	18,750	492,188
Perrigo Co. PLC	54,620	1,783,889
Pfizer, Inc.	2,290,387	58,679,715
Phathom Pharmaceuticals, Inc. (a)(b)	14,069	127,043
Phibro Animal Health Corp. Class A	8,347	139,395
Pliant Therapeutics, Inc. (a)	21,024	248,504
Prestige Brands Holdings, Inc. (a)	20,022	1,436,779
Revance Therapeutics, Inc. (a)(b)	35,444	127,953
Royalty Pharma PLC	157,903	4,373,913
Scilex Holding Co. (a)(b)	35,733	30,487
Scilex Holding Co. (a)(i)	17,231	13,231
scPharmaceuticals, Inc. (a)(b)	9,159	40,941
SIGA Technologies, Inc.	16,348	143,535
Supernus Pharmaceuticals, Inc. (a)	22,043	663,494
Tarsus Pharmaceuticals, Inc. (a)(b)	10,692	336,050
Terns Pharmaceuticals, Inc. (a)	14,229	71,856
Theravance Biopharma, Inc. (a)(b)	13,684	115,493
Ventyx Biosciences, Inc. (a)	17,435	65,207
Verrica Pharmaceuticals, Inc. (a)(b)	8,131	56,632
Viatris, Inc.	490,040	5,669,763
WAVE Life Sciences (a)	34,162	168,419
Xeris Biopharma Holdings, Inc. (a)(b)	53,121	92,962
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zevra Therapeutics, Inc. (a)(b)	15,167	69,465
Zoetis, Inc. Class A	186,358	29,675,648
		690,502,047
TOTAL HEALTH CARE		2,395,493,895
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.9%
AAR Corp. (a)	13,382	925,231
AeroVironment, Inc. (a)	11,282	1,802,751
AerSale Corp. (a)(b)	10,498	74,851
Archer Aviation, Inc. Class A (a)(b)	75,009	291,035
Astronics Corp. (a)	11,393	191,061
Axon Enterprise, Inc. (a)	28,579	8,964,089
BWX Technologies, Inc.	36,937	3,537,456
Cadre Holdings, Inc.	7,296	243,322
Curtiss-Wright Corp.	15,662	3,969,064
Ducommun, Inc. (a)	5,609	303,391
General Dynamics Corp.	91,929	26,391,897
General Electric Co.	441,418	71,430,261
HEICO Corp.	16,285	3,377,509
HEICO Corp. Class A	30,928	5,129,409
Hexcel Corp.	34,020	2,184,424
Howmet Aerospace, Inc.	158,958	10,610,447
Huntington Ingalls Industries, Inc.	16,142	4,470,204
Kratos Defense & Security Solutions, Inc. (a)	58,681	1,045,695
L3Harris Technologies, Inc.	76,858	16,451,455
Leonardo DRS, Inc. (a)	28,610	615,687
Lockheed Martin Corp.	87,100	40,495,403
Mercury Systems, Inc. (a)	21,050	593,610
Moog, Inc. Class A	11,595	1,844,417
National Presto Industries, Inc.	2,130	174,639
Northrop Grumman Corp.	57,190	27,738,866
Rocket Lab U.S.A., Inc. Class A (a)(b)	106,547	400,617
RTX Corp.	537,652	54,582,431
Spirit AeroSystems Holdings, Inc. Class A (a)	46,782	1,497,024
Terran Orbital Corp. Class A (a)(b)	60,078	79,303
Textron, Inc.	79,637	6,736,494
The Boeing Co. (a)	232,675	39,052,172
TransDigm Group, Inc.	22,551	28,144,325
Triumph Group, Inc. (a)	31,388	419,344
V2X, Inc. (a)	4,649	225,848
Virgin Galactic Holdings, Inc. (a)(b)	148,336	129,067
Woodward, Inc.	24,862	4,036,594
		368,159,393
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	20,729	265,746
C.H. Robinson Worldwide, Inc.	47,017	3,338,207
Expeditors International of Washington, Inc.	59,387	6,610,367
FedEx Corp.	93,264	24,414,650
Forward Air Corp.	12,427	273,643
GXO Logistics, Inc. (a)	47,968	2,382,091
Hub Group, Inc. Class A	25,195	1,013,343
United Parcel Service, Inc. Class B	293,442	43,276,826
		81,574,873
Building Products - 0.8%
A.O. Smith Corp.	49,587	4,107,787
AAON, Inc.	27,190	2,558,307
Advanced Drain Systems, Inc.	27,841	4,371,037
Allegion PLC	36,121	4,390,869
American Woodmark Corp. (a)	6,494	597,968
Apogee Enterprises, Inc.	8,922	551,201
Armstrong World Industries, Inc.	17,832	2,048,540
AZZ, Inc.	10,124	725,182
Builders FirstSource, Inc. (a)	50,175	9,172,994
Carlisle Companies, Inc.	19,748	7,667,161
Carrier Global Corp.	338,750	20,829,738
CSW Industrials, Inc.	6,245	1,483,937
Fortune Brands Innovations, Inc.	50,808	3,714,065
Gibraltar Industries, Inc. (a)	12,282	877,672
Griffon Corp.	15,419	1,010,253
Hayward Holdings, Inc. (a)	50,847	690,502
Insteel Industries, Inc.	7,888	253,205
Janus International Group, Inc. (a)	36,811	530,447
Jeld-Wen Holding, Inc. (a)	34,353	704,237
Johnson Controls International PLC	276,525	17,993,482
Lennox International, Inc.	13,100	6,070,802
Masco Corp.	89,976	6,158,857
Masonite International Corp. (a)	8,758	1,160,873
MasterBrand, Inc. (a)	51,203	853,554
Owens Corning	36,336	6,112,079
Quanex Building Products Corp.	13,427	446,045
Resideo Technologies, Inc. (a)	58,946	1,151,215
Simpson Manufacturing Co. Ltd.	17,213	2,993,169
Tecnoglass, Inc.	8,178	454,288
The AZEK Co., Inc. (a)	58,805	2,683,860
Trane Technologies PLC	92,244	29,272,711
Trex Co., Inc. (a)	44,658	3,954,466
UFP Industries, Inc.	24,934	2,810,062
Zurn Elkay Water Solutions Cor	56,874	1,779,019
		150,179,584
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	25,327	1,106,790
ACCO Brands Corp.	38,511	185,623
ACV Auctions, Inc. Class A (a)	54,800	956,260
Aris Water Solution, Inc. Class A	10,105	141,773
Brady Corp. Class A	17,986	1,061,174
BrightView Holdings, Inc. (a)	16,057	180,641
Casella Waste Systems, Inc. Class A (a)	22,958	2,075,403
CECO Environmental Corp. (a)	12,076	261,083
Cimpress PLC (a)	7,242	617,525
Cintas Corp.	34,895	22,972,774
Clean Harbors, Inc. (a)	20,312	3,848,108
Copart, Inc.	354,374	19,246,052
CoreCivic, Inc. (a)	45,877	683,567
Deluxe Corp.	17,679	349,160
Driven Brands Holdings, Inc. (a)	24,385	349,437
Ennis, Inc.	10,516	209,268
Enviri Corp. (a)	32,190	250,438
Healthcare Services Group, Inc. (a)	30,195	320,671
HNI Corp.	18,823	789,625
Interface, Inc.	23,501	359,330
Liquidity Services, Inc. (a)	9,288	160,311
Matthews International Corp. Class A	12,378	333,958
Millerknoll, Inc.	29,389	747,362
Montrose Environmental Group, Inc. (a)	11,350	492,817
MSA Safety, Inc.	15,418	2,781,407
OpenLane, Inc. (a)	43,425	746,042
Pitney Bowes, Inc.	61,841	263,443
RB Global, Inc.	74,029	5,298,996
Republic Services, Inc.	82,493	15,813,908
Rollins, Inc.	114,683	5,110,274
SP Plus Corp. (a)	7,941	405,467
Steelcase, Inc. Class A	37,892	455,841
Stericycle, Inc. (a)	37,302	1,668,518
Tetra Tech, Inc.	21,920	4,268,262
The Brink's Co.	18,224	1,593,871
The GEO Group, Inc. (a)	49,324	732,955
UniFirst Corp.	6,095	975,992
Veralto Corp.	89,216	8,357,755
Vestis Corp.	52,956	975,450
Viad Corp. (a)	8,464	291,839
VSE Corp.	5,379	419,939
Waste Management, Inc.	148,208	30,830,228
		138,689,337
Construction & Engineering - 0.3%
AECOM	55,628	5,137,802
Ameresco, Inc. Class A (a)(b)	13,222	276,736
API Group Corp. (a)	85,549	3,299,625
Arcosa, Inc.	19,658	1,494,401
Argan, Inc.	5,053	304,494
Bowman Consulting Group Ltd. (a)	4,383	142,404
Comfort Systems U.S.A., Inc.	14,509	4,489,230
Construction Partners, Inc. Class A (a)	17,625	910,155
Dycom Industries, Inc. (a)	11,831	1,656,577
EMCOR Group, Inc.	19,103	6,823,019
Fluor Corp. (a)	68,684	2,770,026
Granite Construction, Inc.	17,595	976,523
Great Lakes Dredge & Dock Corp. (a)	25,889	170,867
IES Holdings, Inc. (a)	3,351	452,787
Limbach Holdings, Inc. (a)	4,012	181,864
MasTec, Inc. (a)	24,427	2,166,431
Matrix Service Co. (a)	9,717	109,413
MDU Resources Group, Inc.	81,998	2,025,351
MYR Group, Inc. (a)	6,779	1,127,009
Primoris Services Corp.	21,519	1,002,785
Quanta Services, Inc.	58,953	15,242,888
Sterling Construction Co., Inc. (a)	12,393	1,259,129
Tutor Perini Corp. (a)	17,240	286,701
Valmont Industries, Inc.	8,418	1,724,006
Willscot Mobile Mini Holdings (a)	78,254	2,892,268
		56,922,491
Electrical Equipment - 0.9%
Acuity Brands, Inc.	12,305	3,055,332
Allient, Inc.	5,559	163,379
American Superconductor Corp. (a)	14,609	180,421
AMETEK, Inc.	93,538	16,337,347
Array Technologies, Inc. (a)	57,542	710,068
Atkore, Inc.	14,829	2,599,524
Blink Charging Co. (a)	25,346	64,125
Bloom Energy Corp. Class A (a)(b)	84,864	944,536
ChargePoint Holdings, Inc. Class A (a)(b)	141,698	188,458
Eaton Corp. PLC	161,929	51,535,524
Emerson Electric Co.	231,913	24,995,583
Encore Wire Corp.	6,345	1,772,539
Energy Vault Holdings, Inc. Class A (a)(b)	28,925	36,735
EnerSys	16,369	1,480,576
Enovix Corp. (a)(b)	55,333	346,385
Eos Energy Enterprises, Inc. (a)(b)	70,215	54,290
Fluence Energy, Inc. (a)	23,586	420,774
FuelCell Energy, Inc. (a)(b)	181,191	168,109
GE Vernova LLC	110,445	16,976,501
Generac Holdings, Inc. (a)	24,810	3,373,168
GrafTech International Ltd.	73,021	125,596
Hubbell, Inc. Class B	21,855	8,097,715
LSI Industries, Inc.	11,095	161,987
Net Power, Inc. Class A (a)(b)	10,310	112,379
Nextracker, Inc. Class A (a)	49,547	2,120,116
NuScale Power Corp. (a)(b)	19,689	114,196
nVent Electric PLC	67,970	4,898,598
Plug Power, Inc. (a)(b)	219,238	506,440
Powell Industries, Inc.	3,721	532,103
Preformed Line Products Co.	1,169	141,484
Regal Rexnord Corp.	27,105	4,373,934
Rockwell Automation, Inc.	46,479	12,593,950
Sensata Technologies, Inc. PLC	61,003	2,337,025
Shoals Technologies Group, Inc. (a)	69,244	585,112
Stem, Inc. (a)(b)	59,861	110,144
SunPower Corp. (a)(b)	31,701	65,304
Sunrun, Inc. (a)(b)	87,823	903,699
Thermon Group Holdings, Inc. (a)	13,539	432,300
TPI Composites, Inc. (a)(b)	18,723	59,539
Vertiv Holdings Co.	142,346	13,238,178
Vicor Corp. (a)	9,121	295,338
		177,208,511
Ground Transportation - 1.0%
ArcBest Corp.	9,572	1,061,631
Avis Budget Group, Inc.	7,427	708,907
Covenant Transport Group, Inc. Class A	3,137	141,761
CSX Corp.	800,618	26,596,530
FTAI Infrastructure LLC	40,168	290,816
Heartland Express, Inc.	18,508	183,970
Hertz Global Holdings, Inc. (a)(b)	52,907	240,727
J.B. Hunt Transport Services, Inc.	33,377	5,426,099
Knight-Swift Transportation Holdings, Inc. Class A	65,040	3,006,799
Landstar System, Inc.	15,020	2,619,638
Lyft, Inc. (a)	139,726	2,185,315
Marten Transport Ltd.	23,341	394,930
Norfolk Southern Corp.	91,669	21,113,204
Old Dominion Freight Lines, Inc.	72,563	13,185,423
RXO, Inc. (a)	47,170	891,985
Ryder System, Inc.	17,869	2,177,338
Saia, Inc. (a)	10,799	4,285,367
Schneider National, Inc. Class B	15,020	310,614
U-Haul Holding Co. (a)(b)	3,986	252,035
U-Haul Holding Co. (non-vtg.)	39,721	2,435,692
Uber Technologies, Inc. (a)	834,570	55,306,954
Union Pacific Corp.	247,141	58,611,960
Werner Enterprises, Inc.	25,567	874,391
XPO, Inc. (a)	47,188	5,070,822
		207,372,908
Industrial Conglomerates - 0.4%
3M Co.	224,382	21,655,107
Honeywell International, Inc.	267,317	51,520,005
		73,175,112
Machinery - 2.0%
3D Systems Corp. (a)	55,288	185,215
AGCO Corp.	25,735	2,938,680
Alamo Group, Inc.	4,166	809,787
Albany International Corp. Class A	12,567	1,002,218
Allison Transmission Holdings, Inc.	36,011	2,648,609
Astec Industries, Inc.	9,316	389,409
Atmus Filtration Technologies, Inc.	33,563	1,016,623
Barnes Group, Inc.	20,371	707,281
Blue Bird Corp. (a)	7,011	231,048
Caterpillar, Inc.	206,436	69,067,293
Chart Industries, Inc. (a)	16,897	2,434,182
CNH Industrial NV	394,504	4,497,346
Columbus McKinnon Corp. (NY Shares)	11,589	478,278
Crane Co.	19,739	2,763,657
Cummins, Inc.	55,287	15,618,025
Deere & Co.	105,585	41,327,025
Desktop Metal, Inc. (a)(b)	106,752	83,523
Donaldson Co., Inc.	49,665	3,585,813
Douglas Dynamics, Inc.	9,262	209,692
Dover Corp.	56,934	10,208,266
Energy Recovery, Inc. (a)	22,671	337,798
Enerpac Tool Group Corp. Class A	21,917	780,903
EnPro Industries, Inc.	8,428	1,265,296
ESAB Corp.	22,854	2,419,782
ESCO Technologies, Inc.	10,398	1,054,877
Federal Signal Corp.	24,535	1,994,696
Flowserve Corp.	52,835	2,491,699
Fortive Corp.	142,028	10,690,448
Franklin Electric Co., Inc.	15,984	1,538,780
Gates Industrial Corp. PLC (a)	67,084	1,182,020
Gorman-Rupp Co.	9,822	325,796
Graco, Inc.	68,886	5,524,657
Graham Corp. (a)	4,067	113,225
Helios Technologies, Inc.	13,313	600,416
Hillenbrand, Inc.	28,375	1,354,055
Hillman Solutions Corp. Class A (a)	78,671	752,095
Hyliion Holdings Corp. Class A (a)(b)	53,166	68,584
Hyster-Yale Materials Handling, Inc. Class A	4,397	257,532
IDEX Corp.	30,902	6,812,655
Illinois Tool Works, Inc.	110,020	26,856,982
Ingersoll Rand, Inc.	163,993	15,303,827
ITT, Inc.	33,866	4,380,228
John Bean Technologies Corp.	12,834	1,143,381
Kadant, Inc.	4,725	1,293,658
Kennametal, Inc.	31,921	751,101
Lincoln Electric Holdings, Inc.	23,439	5,145,564
Lindsay Corp.	4,447	516,519
Luxfer Holdings PLC sponsored	10,832	104,312
Manitowoc Co., Inc. (a)	14,122	170,876
Microvast Holdings, Inc. (a)(b)	88,570	34,711
Middleby Corp. (a)	21,601	3,001,891
Miller Industries, Inc.	4,634	225,722
Mueller Industries, Inc.	45,782	2,555,551
Mueller Water Products, Inc. Class A	62,938	996,938
Nikola Corp. (a)(b)	424,597	263,505
Nordson Corp.	22,220	5,736,982
Oshkosh Corp.	26,370	2,960,560
Otis Worldwide Corp.	164,088	14,964,826
PACCAR, Inc.	212,010	22,496,381
Parker Hannifin Corp.	52,002	28,336,410
Pentair PLC	66,673	5,273,168
Proto Labs, Inc. (a)	10,465	318,973
RBC Bearings, Inc. (a)	11,694	2,859,768
REV Group, Inc.	15,665	342,437
Shyft Group, Inc. (The)	12,723	138,426
Snap-On, Inc.	21,560	5,777,218
SPX Technologies, Inc. (a)	18,404	2,241,791
Standex International Corp.	4,788	827,749
Stanley Black & Decker, Inc.	63,268	5,782,695
Symbotic, Inc. (a)(b)	13,568	523,318
Tennant Co.	7,532	877,327
Terex Corp.	27,016	1,514,247
The Greenbrier Companies, Inc.	12,537	619,202
Timken Co.	26,218	2,339,170
Titan International, Inc. (a)	20,569	226,670
Toro Co.	42,903	3,757,874
Trinity Industries, Inc.	32,977	858,062
Wabash National Corp.	18,322	423,421
Watts Water Technologies, Inc. Class A	11,027	2,188,418
Westinghouse Air Brake Tech Co.	72,679	11,707,133
Xylem, Inc.	97,612	12,757,888
		398,362,164
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	16,981	362,375
Kirby Corp. (a)	24,138	2,634,180
Matson, Inc.	14,094	1,519,051
Pangaea Logistics Solutions Ltd.	14,119	101,657
		4,617,263
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	50,808	2,185,760
Allegiant Travel Co.	5,779	315,302
American Airlines Group, Inc. (a)	267,721	3,616,911
Blade Air Mobility, Inc. (a)(b)	21,682	69,166
Delta Air Lines, Inc.	260,780	13,057,255
Frontier Group Holdings, Inc. (a)(b)	16,827	101,635
Hawaiian Holdings, Inc. (a)	20,880	265,176
JetBlue Airways Corp. (a)(b)	134,141	761,921
Joby Aviation, Inc. (a)(b)	148,728	751,076
SkyWest, Inc. (a)	16,543	1,208,135
Southwest Airlines Co.	242,839	6,299,244
Spirit Airlines, Inc. (b)	44,507	157,110
Sun Country Airlines Holdings, Inc. (a)	15,707	209,060
United Airlines Holdings, Inc. (a)	133,371	6,863,272
		35,861,023
Professional Services - 0.9%
Alight, Inc. Class A (a)	147,619	1,331,523
ASGN, Inc. (a)	19,037	1,836,119
Asure Software, Inc. (a)	9,339	69,015
Automatic Data Processing, Inc.	166,340	40,235,983
Barrett Business Services, Inc.	2,687	326,471
Booz Allen Hamilton Holding Corp. Class A	52,506	7,753,561
Broadridge Financial Solutions, Inc.	47,840	9,252,734
CACI International, Inc. Class A (a)	8,985	3,614,037
CBIZ, Inc. (a)	20,012	1,424,454
Clarivate PLC (a)(b)	173,863	1,175,314
Concentrix Corp.	18,916	1,034,138
Conduent, Inc. (a)	67,530	212,720
CRA International, Inc.	2,829	410,460
CSG Systems International, Inc.	11,436	540,237
Dayforce, Inc. (a)	64,417	3,953,271
Dun & Bradstreet Holdings, Inc.	93,844	853,980
Equifax, Inc.	50,101	11,031,739
ExlService Holdings, Inc. (a)	66,607	1,931,603
Exponent, Inc.	20,408	1,875,699
First Advantage Corp. (b)	20,544	334,867
FiscalNote Holdings, Inc. Class A (a)(b)	25,446	34,607
Forrester Research, Inc. (a)	4,679	85,111
Franklin Covey Co. (a)	4,637	180,565
FTI Consulting, Inc. (a)	14,036	3,001,318
Genpact Ltd.	66,574	2,046,485
Heidrick & Struggles International, Inc.	8,079	238,169
HireRight Holdings Corp. (a)	4,332	61,948
Huron Consulting Group, Inc. (a)	7,555	704,428
ICF International, Inc.	7,021	1,013,060
Innodata, Inc. (a)(b)	10,000	58,400
Insperity, Inc.	14,232	1,464,900
Jacobs Solutions, Inc.	50,978	7,316,872
KBR, Inc.	55,097	3,577,999
Kelly Services, Inc. Class A (non-vtg.)	12,940	296,844
Kforce, Inc.	7,186	443,807
Korn Ferry	21,215	1,288,175
LegalZoom.com, Inc. (a)	47,792	571,114
Leidos Holdings, Inc.	55,628	7,800,158
ManpowerGroup, Inc.	19,682	1,485,007
Maximus, Inc.	24,590	1,974,085
NV5 Global, Inc. (a)	5,135	478,787
Parsons Corp. (a)	16,500	1,295,415
Paychex, Inc.	130,019	15,447,557
Paycom Software, Inc.	19,669	3,697,379
Paycor HCM, Inc. (a)	25,854	449,084
Paylocity Holding Corp. (a)	17,484	2,712,817
Planet Labs PBC Class A (a)(b)	82,472	139,378
RCM Technologies, Inc. (a)	2,060	39,037
Resources Connection, Inc.	12,987	143,506
Robert Half, Inc.	42,014	2,904,848
Science Applications International Corp.	20,983	2,700,512
Spire Global, Inc. (a)(b)	7,295	76,160
SS&C Technologies Holdings, Inc.	88,320	5,466,125
Sterling Check Corp. (a)	12,206	184,677
TaskUs, Inc. (a)	7,799	89,377
TransUnion	79,045	5,770,285
TriNet Group, Inc.	12,609	1,265,565
TrueBlue, Inc. (a)	12,632	131,625
Ttec Holdings, Inc.	7,093	51,637
Upwork, Inc. (a)	50,497	590,815
Verisk Analytics, Inc.	58,710	12,796,432
Verra Mobility Corp. (a)	66,826	1,575,757
		180,847,752
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	41,601	2,090,034
Alta Equipment Group, Inc.	9,113	101,245
Applied Industrial Technologies, Inc.	16,206	2,969,750
Beacon Roofing Supply, Inc. (a)	25,547	2,517,146
BlueLinx Corp. (a)	3,522	386,258
Boise Cascade Co.	15,969	2,112,220
Core & Main, Inc. (a)	69,908	3,947,705
Custom Truck One Source, Inc. Class A (a)	24,476	122,135
Distribution Solutions Group I (a)	4,348	143,354
DNOW, Inc. (a)	42,895	605,248
DXP Enterprises, Inc. (a)	5,327	259,745
Fastenal Co.	231,983	15,760,925
Ferguson PLC	82,651	17,348,445
FTAI Aviation Ltd.	40,403	2,836,695
GATX Corp.	14,293	1,748,891
Global Industrial Co.	5,071	195,284
GMS, Inc. (a)	16,080	1,487,722
H&E Equipment Services, Inc.	12,798	618,015
Herc Holdings, Inc.	11,399	1,630,399
Hudson Technologies, Inc. (a)	15,862	157,351
Karat Packaging, Inc.	2,302	62,384
McGrath RentCorp.	9,921	1,058,174
MRC Global, Inc. (a)	33,525	376,486
MSC Industrial Direct Co., Inc. Class A	18,411	1,679,820
Rush Enterprises, Inc. Class A	24,837	1,090,841
SiteOne Landscape Supply, Inc. (a)	18,193	2,854,300
Titan Machinery, Inc. (a)	8,122	180,796
Transcat, Inc. (a)	3,509	376,761
United Rentals, Inc.	27,268	18,214,751
W.W. Grainger, Inc.	17,924	16,514,277
Watsco, Inc.	12,800	5,730,816
WESCO International, Inc.	17,708	2,704,897
Xometry, Inc. (a)(b)	16,267	290,691
		108,173,561
TOTAL INDUSTRIALS		1,981,143,972
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	28,623	125,369
Applied Optoelectronics, Inc. (a)	13,642	134,374
Arista Networks, Inc. (a)	102,265	26,237,108
Aviat Networks, Inc. (a)	4,993	167,016
Calix, Inc. (a)	25,456	705,895
Ciena Corp. (a)	58,453	2,702,282
Cisco Systems, Inc.	1,647,273	77,388,886
Clearfield, Inc. (a)(b)	5,064	152,528
CommScope Holding Co., Inc. (a)	79,264	70,862
Comtech Telecommunications Corp. (a)	10,348	19,454
Digi International, Inc. (a)	14,724	451,438
Extreme Networks, Inc. (a)	52,170	584,304
F5, Inc. (a)	23,712	3,919,831
Harmonic, Inc. (a)	45,799	491,881
Infinera Corp. (a)(b)	79,185	381,672
Juniper Networks, Inc.	130,263	4,535,758
Lumentum Holdings, Inc. (a)	27,006	1,181,783
Motorola Solutions, Inc.	67,227	22,800,037
NETGEAR, Inc. (a)	11,931	176,340
NetScout Systems, Inc. (a)	28,670	552,184
ViaSat, Inc. (a)(b)	30,479	484,921
Viavi Solutions, Inc. (a)	89,222	704,854
		143,968,777
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries, Inc.	15,089	1,446,130
Amphenol Corp. Class A	243,206	29,371,989
Arlo Technologies, Inc. (a)	38,055	471,121
Arrow Electronics, Inc. (a)	21,719	2,772,865
Avnet, Inc.	36,306	1,774,274
Badger Meter, Inc.	11,834	2,164,675
Bel Fuse, Inc. Class B (non-vtg.)	3,940	231,357
Belden, Inc.	16,805	1,365,742
Benchmark Electronics, Inc.	14,411	435,356
CDW Corp.	54,257	13,122,598
Cognex Corp.	69,396	2,882,710
Coherent Corp. (a)	53,249	2,908,993
Corning, Inc.	312,220	10,421,904
Crane NXT Co.	19,483	1,184,761
CTS Corp.	12,659	579,149
Daktronics, Inc. (a)	16,448	155,434
ePlus, Inc. (a)	10,755	826,844
Evolv Technologies Holdings, Inc. (a)(b)	32,992	128,999
Fabrinet (a)	14,630	2,532,014
FARO Technologies, Inc. (a)(b)	7,527	141,131
Insight Enterprises, Inc. (a)	11,196	2,044,054
IPG Photonics Corp. (a)	11,917	1,000,790
Itron, Inc. (a)	18,364	1,691,692
Jabil, Inc.	51,878	6,088,402
Keysight Technologies, Inc. (a)	71,075	10,514,836
Kimball Electronics, Inc. (a)	10,012	209,551
Knowles Corp. (a)	36,178	572,698
Lightwave Logic, Inc. (a)(b)	45,403	173,439
Littelfuse, Inc.	10,041	2,315,856
Luna Innovations, Inc. (a)(b)	12,640	26,038
Methode Electronics, Inc. Class A	14,350	174,927
MicroVision, Inc. (a)(b)	74,229	107,632
Mirion Technologies, Inc. Class A (a)	72,988	793,380
Napco Security Technologies, Inc.	11,822	481,155
nLIGHT, Inc. (a)	18,864	214,861
Novanta, Inc. (a)	14,428	2,257,982
OSI Systems, Inc. (a)	6,322	830,964
Ouster, Inc. (a)(b)	14,193	128,731
Par Technology Corp. (a)(b)	11,297	477,637
PC Connection, Inc.	4,682	290,144
Plexus Corp. (a)	11,198	1,131,110
Richardson Electronics Ltd.	4,744	49,954
Rogers Corp. (a)	6,756	804,572
Sanmina Corp. (a)	22,489	1,364,408
ScanSource, Inc. (a)	10,181	423,733
Smartrent, Inc. (a)(b)	75,148	174,343
TD SYNNEX Corp.	29,862	3,518,938
TE Connectivity Ltd.	125,400	17,741,592
Teledyne Technologies, Inc. (a)	19,172	7,313,735
Trimble, Inc. (a)	101,392	6,090,617
TTM Technologies, Inc. (a)	41,221	615,430
Vishay Intertechnology, Inc.	50,930	1,178,520
Vishay Precision Group, Inc. (a)	5,020	165,660
Vontier Corp.	62,360	2,533,687
Vuzix Corp. (a)(b)	20,734	27,576
Zebra Technologies Corp. Class A (a)	21,001	6,606,075
		155,052,765
IT Services - 1.3%
Accenture PLC Class A	254,312	76,525,024
Akamai Technologies, Inc. (a)	61,498	6,206,993
Amdocs Ltd.	49,148	4,127,941
Applied Digital Corp. (a)(b)	31,088	84,093
BigCommerce Holdings, Inc. (a)	27,048	153,092
Cloudflare, Inc. (a)	120,814	10,559,144
Cognizant Technology Solutions Corp. Class A	202,405	13,293,960
Couchbase, Inc. (a)	12,223	295,063
Digitalocean Holdings, Inc. (a)	20,534	674,747
DXC Technology Co. (a)	73,722	1,436,842
EPAM Systems, Inc. (a)	23,593	5,550,489
Fastly, Inc. Class A (a)	48,850	617,953
Gartner, Inc. (a)	31,578	13,028,767
GoDaddy, Inc. (a)	57,183	6,998,056
Grid Dynamics Holdings, Inc. (a)	22,639	221,183
Hackett Group, Inc.	10,052	218,028
IBM Corp.	371,073	61,672,333
Kyndryl Holdings, Inc. (a)	92,905	1,826,512
MongoDB, Inc. Class A (a)	29,286	10,694,661
Okta, Inc. (a)	64,337	5,982,054
Perficient, Inc. (a)	14,039	663,483
Rackspace Technology, Inc. (a)(b)	24,200	41,624
Snowflake, Inc. (a)	133,663	20,744,498
Squarespace, Inc. Class A (a)	20,583	717,523
Thoughtworks Holding, Inc. (a)	34,285	79,541
Twilio, Inc. Class A (a)	73,895	4,424,833
Unisys Corp. (a)	28,529	154,912
VeriSign, Inc. (a)	35,903	6,084,840
		253,078,189
Semiconductors & Semiconductor Equipment - 9.2%
ACM Research, Inc. (a)	18,819	480,261
Advanced Micro Devices, Inc. (a)	655,287	103,784,355
AEHR Test Systems (a)(b)	10,740	128,665
Allegro MicroSystems LLC (a)	28,807	855,280
Alpha & Omega Semiconductor Ltd. (a)	9,123	199,520
Ambarella, Inc. (a)	15,257	701,364
Amkor Technology, Inc.	41,666	1,347,895
Analog Devices, Inc.	201,133	40,349,291
Applied Materials, Inc.	337,443	67,033,052
Atomera, Inc. (a)(b)	10,403	48,270
Axcelis Technologies, Inc. (a)	13,182	1,364,601
AXT, Inc. (a)	16,089	48,267
Broadcom, Inc.	178,442	232,022,779
CEVA, Inc. (a)	9,511	192,788
Cirrus Logic, Inc. (a)	21,669	1,919,223
Cohu, Inc. (a)	19,171	581,265
Credo Technology Group Holding Ltd. (a)	50,867	908,993
Diodes, Inc. (a)	18,522	1,352,291
Enphase Energy, Inc. (a)	55,231	6,006,924
Entegris, Inc.	61,103	8,121,811
First Solar, Inc. (a)	43,340	7,640,842
FormFactor, Inc. (a)	31,499	1,404,540
Ichor Holdings Ltd. (a)	11,869	460,280
Impinj, Inc. (a)	9,159	1,459,761
indie Semiconductor, Inc. (a)(b)	54,898	308,527
Intel Corp.	1,714,933	52,254,009
Intest Corp. (a)	4,554	51,324
KLA Corp.	54,846	37,804,799
Kopin Corp. (a)	41,649	32,736
Kulicke & Soffa Industries, Inc.	22,791	1,054,767
Lam Research Corp.	53,165	47,551,308
Lattice Semiconductor Corp. (a)	56,297	3,861,974
MACOM Technology Solutions Holdings, Inc. (a)	22,080	2,251,056
Marvell Technology, Inc.	350,862	23,125,314
MaxLinear, Inc. Class A (a)	30,045	624,636
Microchip Technology, Inc.	219,410	20,181,332
Micron Technology, Inc.	447,753	50,578,179
MKS Instruments, Inc.	26,004	3,093,956
Monolithic Power Systems, Inc.	19,464	13,027,839
Navitas Semiconductor Corp. (a)(b)	49,507	214,365
NVE Corp. (b)	1,956	159,218
NVIDIA Corp.	1,001,651	865,446,497
NXP Semiconductors NV	104,536	26,781,078
ON Semiconductor Corp. (a)	173,196	12,151,431
Onto Innovation, Inc. (a)	19,818	3,676,041
PDF Solutions, Inc. (a)	12,367	371,999
Photronics, Inc. (a)	25,260	692,377
Pixelworks, Inc. (a)	21,056	37,690
Power Integrations, Inc.	22,922	1,529,356
Qorvo, Inc. (a)	39,511	4,616,465
Qualcomm, Inc.	452,464	75,041,154
Rambus, Inc. (a)	43,345	2,376,173
Rigetti Computing, Inc. Class A (a)(b)	42,707	54,665
Semtech Corp. (a)	25,847	972,364
Silicon Laboratories, Inc. (a)	12,814	1,556,773
SiTime Corp. (a)	7,022	625,801
SkyWater Technology, Inc. (a)(b)	7,265	74,539
Skyworks Solutions, Inc.	65,489	6,980,473
SMART Global Holdings, Inc. (a)	20,920	382,208
SolarEdge Technologies, Inc. (a)	22,992	1,348,481
Synaptics, Inc. (a)	15,845	1,425,416
Teradyne, Inc.	62,369	7,254,762
Texas Instruments, Inc.	368,702	65,046,407
Ultra Clean Holdings, Inc. (a)	18,165	759,842
Universal Display Corp.	17,564	2,774,761
Veeco Instruments, Inc. (a)(b)	22,617	799,285
Wolfspeed, Inc. (a)(b)	50,753	1,371,854
		1,818,735,549
Software - 10.2%
8x8, Inc. (a)	47,261	104,447
A10 Networks, Inc.	28,054	366,385
ACI Worldwide, Inc. (a)	43,729	1,491,159
Adeia, Inc.	42,946	422,589
Adobe, Inc. (a)	183,322	84,846,921
Agilysys, Inc. (a)	8,136	675,695
Alarm.com Holdings, Inc. (a)	20,047	1,333,126
Alkami Technology, Inc. (a)	16,252	391,186
Altair Engineering, Inc. Class A (a)(b)	22,024	1,771,831
American Software, Inc. Class A	12,646	127,851
Amplitude, Inc. (a)	29,088	284,772
ANSYS, Inc. (a)	35,208	11,438,375
AppFolio, Inc. (a)	8,245	1,869,801
Appian Corp. Class A (a)	16,826	629,965
AppLovin Corp. (a)	73,942	5,218,087
Asana, Inc. (a)(b)	33,210	493,833
Aspen Technology, Inc. (a)	11,271	2,218,922
Atlassian Corp. PLC (a)(b)	63,740	10,982,402
Aurora Innovation, Inc. (a)(b)	318,209	883,030
Autodesk, Inc. (a)	86,739	18,462,396
AvePoint, Inc. (a)	38,133	296,293
Bentley Systems, Inc. Class B (b)	94,201	4,948,379
Bill Holdings, Inc. (a)	38,568	2,405,100
Blackbaud, Inc. (a)	16,927	1,318,952
BlackLine, Inc. (a)	20,441	1,186,600
Blend Labs, Inc. (a)	66,973	164,084
Box, Inc. Class A (a)(b)	57,660	1,500,313
Braze, Inc. (a)	20,326	851,659
C3.ai, Inc. (a)(b)	38,492	867,225
Cadence Design Systems, Inc. (a)	110,447	30,442,507
CCC Intelligent Solutions Holdings, Inc. Class A (a)	111,831	1,254,744
Cerence, Inc. (a)	16,941	154,333
Cipher Mining, Inc. (a)(b)	17,675	65,751
Cleanspark, Inc. (a)(b)	79,852	1,307,976
Clear Secure, Inc.	34,116	596,007
Clearwater Analytics Holdings, Inc. (a)	57,867	913,141
CommVault Systems, Inc. (a)	17,613	1,804,804
Confluent, Inc. (a)	88,614	2,491,826
Consensus Cloud Solutions, Inc. (a)	6,757	78,651
Crowdstrike Holdings, Inc. (a)	92,363	27,019,872
CS Disco, Inc. (a)	9,862	74,458
D-Wave Quantum, Inc. (a)(b)	31,591	43,280
Daily Journal Corp. (a)	386	129,387
Datadog, Inc. Class A (a)	122,664	15,394,332
Digimarc Corp. (a)(b)	5,656	119,568
Digital Turbine, Inc. (a)	34,088	65,108
DocuSign, Inc. (a)	83,074	4,701,988
Dolby Laboratories, Inc. Class A	23,972	1,861,666
Domo, Inc. Class B (a)	12,846	96,730
DoubleVerify Holdings, Inc. (a)	56,371	1,651,670
Dropbox, Inc. Class A (a)	103,039	2,386,383
Dynatrace, Inc. (a)	97,948	4,438,024
E2open Parent Holdings, Inc. (a)(b)	70,108	340,024
Elastic NV (a)	33,279	3,401,779
Enfusion, Inc. Class A (a)	15,316	142,592
Envestnet, Inc. (a)	19,931	1,237,117
Everbridge, Inc. (a)	16,660	578,935
Fair Isaac Corp. (a)	10,078	11,421,700
Five9, Inc. (a)	29,234	1,683,001
Fortinet, Inc. (a)	258,885	16,356,354
Freshworks, Inc. (a)	67,391	1,202,929
Gen Digital, Inc.	228,803	4,608,092
GitLab, Inc. (a)	36,108	1,894,587
Guidewire Software, Inc. (a)	33,030	3,646,512
HashiCorp, Inc. (a)	47,326	1,536,202
HubSpot, Inc. (a)	20,428	12,356,284
Informatica, Inc. (a)(b)	15,877	491,711
Intapp, Inc. (a)	16,027	495,555
InterDigital, Inc.	10,380	1,024,817
Intuit, Inc.	113,530	71,026,639
Jamf Holding Corp. (a)	20,804	405,054
Klaviyo, Inc. Class A (b)	9,590	214,816
Liveramp Holdings, Inc. (a)	26,702	857,401
Manhattan Associates, Inc. (a)	25,074	5,166,748
Marathon Digital Holdings, Inc. (a)(b)	89,965	1,444,838
Matterport, Inc. (a)	92,418	425,123
MeridianLink, Inc. (a)	8,090	134,941
Microsoft Corp.	3,012,934	1,173,025,542
MicroStrategy, Inc. Class A (a)(b)	6,051	6,444,497
Mitek Systems, Inc. (a)	18,442	232,922
Model N, Inc. (a)	14,487	429,540
N-able, Inc. (a)	28,092	344,408
nCino, Inc. (a)	24,755	721,856
NCR Voyix Corp. (a)	54,057	662,198
Nextnav, Inc. (a)(b)	17,333	157,904
Nutanix, Inc. Class A (a)	98,919	6,004,383
Olo, Inc. (a)	44,337	212,818
ON24, Inc.	14,780	97,400
Onespan, Inc. (a)	14,484	156,717
Oracle Corp.	646,560	73,546,200
Pagerduty, Inc. (a)	37,048	739,478
Palantir Technologies, Inc. (a)	780,967	17,157,845
Palo Alto Networks, Inc. (a)	127,901	37,205,122
Pegasystems, Inc.	17,226	1,023,569
Porch Group, Inc. Class A (a)	32,382	103,299
PowerSchool Holdings, Inc. (a)(b)	23,230	402,344
Procore Technologies, Inc. (a)	35,940	2,459,015
Progress Software Corp.	17,706	882,113
PROS Holdings, Inc. (a)(b)	17,127	560,909
PTC, Inc. (a)	48,930	8,682,139
Q2 Holdings, Inc. (a)	23,589	1,212,239
Qualys, Inc. (a)	15,128	2,479,630
Rapid7, Inc. (a)	24,707	1,106,874
Rekor Systems, Inc. (a)	31,012	54,891
RingCentral, Inc. (a)	33,721	998,816
Riot Platforms, Inc. (a)(b)	83,281	841,971
Roper Technologies, Inc.	43,296	22,144,172
Salesforce, Inc.	392,566	105,576,700
Samsara, Inc. (a)	69,311	2,421,033
Semrush Holdings, Inc. (a)	12,125	148,410
SentinelOne, Inc. (a)	100,302	2,119,381
ServiceNow, Inc. (a)	83,156	57,654,549
Smartsheet, Inc. (a)	54,945	2,078,569
SolarWinds, Inc.	20,823	229,469
SoundHound AI, Inc. (a)(b)	88,089	373,497
Sprinklr, Inc. (a)(b)	47,828	559,109
Sprout Social, Inc. (a)(b)	19,675	992,604
SPS Commerce, Inc. (a)	14,799	2,573,102
Synopsys, Inc. (a)	61,901	32,844,052
Telos Corp. (a)	18,751	64,503
Tenable Holdings, Inc. (a)	47,229	2,123,888
Teradata Corp. (a)	39,429	1,462,816
TeraWulf, Inc. (a)	51,921	112,669
Tyler Technologies, Inc. (a)	17,170	7,924,814
UiPath, Inc. Class A (a)	166,173	3,152,302
Unity Software, Inc. (a)(b)	96,523	2,342,613
Varonis Systems, Inc. (a)	44,039	1,926,706
Verint Systems, Inc. (a)	25,434	770,142
Veritone, Inc. (a)(b)	13,107	42,860
Vertex, Inc. Class A (a)	18,392	535,759
Weave Communications, Inc. (a)	12,097	129,317
Workday, Inc. Class A (a)	84,763	20,744,049
Workiva, Inc. (a)	19,220	1,514,536
Xperi, Inc. (a)	17,621	185,197
Yext, Inc. (a)	42,059	230,904
Zeta Global Holdings Corp. (a)	60,957	753,429
Zoom Video Communications, Inc. Class A (a)	105,273	6,432,180
Zscaler, Inc. (a)	36,273	6,273,053
Zuora, Inc. (a)	54,427	536,650
		2,021,657,008
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	5,886,211	1,002,598,320
Corsair Gaming, Inc. (a)	16,870	187,257
Dell Technologies, Inc.	108,052	13,467,601
Diebold Nixdorf, Inc.	15,197	481,137
Eastman Kodak Co. (a)(b)	28,853	129,839
Hewlett Packard Enterprise Co.	526,663	8,953,271
HP, Inc.	353,605	9,932,764
Immersion Corp.	12,284	89,305
IonQ, Inc. (a)(b)	68,638	586,855
NetApp, Inc.	83,382	8,522,474
Pure Storage, Inc. Class A (a)	120,707	6,083,633
Seagate Technology Holdings PLC	79,300	6,812,663
Super Micro Computer, Inc. (a)	20,428	17,543,566
Turtle Beach Corp. (a)	6,871	96,881
Western Digital Corp. (a)	131,594	9,320,803
Xerox Holdings Corp.	45,881	609,758
		1,085,416,127
TOTAL INFORMATION TECHNOLOGY		5,477,908,415
MATERIALS - 2.6%
Chemicals - 1.5%
AdvanSix, Inc.	10,856	274,223
Air Products & Chemicals, Inc.	90,244	21,328,267
Albemarle Corp. (b)	47,853	5,757,194
Alto Ingredients, Inc. (a)	29,400	55,566
American Vanguard Corp.	10,795	122,955
Arcadium Lithium PLC (b)	415,699	1,829,076
Ashland, Inc.	20,191	1,924,808
Aspen Aerogels, Inc. (a)(b)	23,088	361,558
Avient Corp.	36,843	1,562,880
Axalta Coating Systems Ltd. (a)	88,649	2,787,125
Balchem Corp.	13,001	1,838,081
Cabot Corp.	22,341	2,038,169
Celanese Corp. Class A	41,073	6,309,224
CF Industries Holdings, Inc.	77,859	6,148,525
Core Molding Technologies, Inc. (a)	3,127	56,349
Corteva, Inc.	284,832	15,417,956
Danimer Scientific, Inc. (a)(b)	32,312	24,234
Dow, Inc.	284,922	16,212,062
DuPont de Nemours, Inc.	174,147	12,625,658
Eastman Chemical Co.	47,262	4,463,423
Ecolab, Inc.	102,938	23,279,429
Ecovyst, Inc. (a)	41,081	387,394
Element Solutions, Inc.	89,389	2,067,568
FMC Corp.	50,287	2,967,436
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	547,860	488,198
H.B. Fuller Co.	21,834	1,631,218
Hawkins, Inc.	7,661	580,474
Huntsman Corp.	65,302	1,558,106
Ingevity Corp. (a)	13,573	694,123
Innospec, Inc.	10,035	1,204,200
International Flavors & Fragrances, Inc.	103,985	8,802,330
Intrepid Potash, Inc. (a)	3,694	74,323
Koppers Holdings, Inc.	8,283	424,752
Kronos Worldwide, Inc.	8,823	101,023
Linde PLC	196,476	86,638,057
LSB Industries, Inc. (a)	21,560	200,508
LyondellBasell Industries NV Class A	104,049	10,401,779
Mativ, Inc.	22,217	405,682
Minerals Technologies, Inc.	13,108	955,442
NewMarket Corp.	2,775	1,462,203
Olin Corp.	48,452	2,533,071
Origin Materials, Inc. Class A (a)(b)	46,549	37,681
Orion SA	23,465	555,182
Perimeter Solutions SA (a)	58,927	412,489
PPG Industries, Inc.	96,113	12,398,577
PureCycle Technologies, Inc. (a)(b)	55,305	258,274
Quaker Houghton	5,575	1,039,905
Rayonier Advanced Materials, Inc. (a)	26,342	98,256
RPM International, Inc.	52,969	5,662,916
Sensient Technologies Corp.	17,054	1,248,694
Sherwin-Williams Co.	95,533	28,622,642
Stepan Co.	8,590	712,884
The Chemours Co. LLC	59,831	1,600,479
The Mosaic Co.	131,738	4,135,256
The Scotts Miracle-Gro Co. Class A (b)	16,896	1,158,052
Trinseo PLC	13,044	34,045
Tronox Holdings PLC	46,774	794,690
Westlake Corp.	12,907	1,901,976
		308,666,647
Construction Materials - 0.2%
Eagle Materials, Inc.	13,896	3,483,866
Knife River Holding Co.	22,812	1,783,670
Martin Marietta Materials, Inc.	25,040	14,700,233
Summit Materials, Inc. (a)	48,339	1,880,387
United States Lime & Minerals, Inc.	830	257,300
Vulcan Materials Co.	53,880	13,881,104
		35,986,560
Containers & Packaging - 0.3%
Amcor PLC	588,769	5,263,595
Aptargroup, Inc.	26,603	3,840,941
Ardagh Metal Packaging SA	57,864	228,563
Avery Dennison Corp.	33,085	7,188,709
Ball Corp.	128,203	8,919,083
Berry Global Group, Inc.	46,722	2,646,334
Crown Holdings, Inc.	48,983	4,020,035
Graphic Packaging Holding Co.	123,392	3,189,683
Greif, Inc. Class A	10,014	613,658
International Paper Co.	141,554	4,945,897
Myers Industries, Inc.	15,215	333,209
O-I Glass, Inc. (a)	62,364	932,965
Packaging Corp. of America	36,297	6,278,655
Pactiv Evergreen, Inc.	15,836	241,341
Ranpak Holdings Corp. (A Shares) (a)	16,124	116,738
Sealed Air Corp.	58,245	1,833,553
Silgan Holdings, Inc.	32,615	1,521,816
Sonoco Products Co.	39,467	2,212,125
TriMas Corp.	16,713	434,371
WestRock Co.	104,606	5,016,904
		59,778,175
Metals & Mining - 0.6%
Alcoa Corp.	71,944	2,528,112
Alpha Metallurgical Resources	4,756	1,555,783
American Battery Technology Co. (a)(b)	19,952	25,938
AngloGold Ashanti PLC	171,001	3,931,313
Arch Resources, Inc. (b)	7,446	1,182,276
ATI, Inc. (a)	51,439	3,070,908
Carpenter Technology Corp.	19,892	1,704,744
Century Aluminum Co. (a)	20,870	362,095
Cleveland-Cliffs, Inc. (a)	203,563	3,440,215
Coeur d'Alene Mines Corp. (a)	154,257	697,242
Commercial Metals Co.	46,877	2,519,170
Compass Minerals International, Inc.	13,673	170,229
Freeport-McMoRan, Inc.	582,160	29,073,070
Gatos Silver, Inc. (a)	19,011	181,935
Haynes International, Inc.	5,195	312,479
Hecla Mining Co.	228,556	1,081,070
Kaiser Aluminum Corp.	6,477	586,104
Materion Corp.	8,331	957,565
McEwen Mining, Inc. (a)	16,105	184,563
Metallus, Inc. (a)	15,691	322,607
MP Materials Corp. (a)(b)	58,064	929,024
Newmont Corp.	467,011	18,979,327
Nucor Corp.	99,775	16,815,081
Olympic Steel, Inc.	3,966	252,119
Piedmont Lithium, Inc. (a)(b)	6,741	82,577
Radius Recycling, Inc. Class A	10,509	183,067
Ramaco Resources, Inc. (b)	13,254	207,823
Reliance, Inc.	23,391	6,659,886
Royal Gold, Inc.	26,478	3,180,802
Ryerson Holding Corp.	11,786	336,490
Steel Dynamics, Inc.	61,696	8,027,884
SunCoke Energy, Inc.	33,471	345,086
United States Steel Corp.	91,084	3,324,566
Universal Stainless & Alloy Products, Inc. (a)	3,395	88,779
Warrior Metropolitan Coal, Inc.	20,932	1,430,702
Worthington Steel, Inc.	12,376	381,057
		115,111,688
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	6,689	301,273
Glatfelter Corp. (a)	17,337	24,792
Louisiana-Pacific Corp.	25,984	1,901,769
Mercer International, Inc. (SBI)	18,198	184,346
Sylvamo Corp.	14,235	889,688
		3,301,868
TOTAL MATERIALS		522,844,938
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust (SBI)	41,749	721,423
Agree Realty Corp.	40,623	2,324,448
Alexander & Baldwin, Inc.	29,698	489,126
Alexanders, Inc.	887	187,654
Alexandria Real Estate Equities, Inc.	64,431	7,465,620
American Assets Trust, Inc.	20,039	427,833
American Homes 4 Rent Class A	130,525	4,672,795
American Tower Corp.	189,191	32,457,608
Americold Realty Trust	107,737	2,366,982
Apartment Income (REIT) Corp.	58,291	2,237,209
Apartment Investment & Management Co. Class A (a)	54,347	434,776
Apple Hospitality (REIT), Inc.	86,468	1,276,268
Armada Hoffler Properties, Inc.	27,908	293,592
AvalonBay Communities, Inc.	57,764	10,950,321
Boston Properties, Inc.	58,269	3,606,268
Brandywine Realty Trust (SBI)	70,006	317,827
Brixmor Property Group, Inc.	121,797	2,691,714
Broadstone Net Lease, Inc.	76,217	1,109,720
Camden Property Trust (SBI)	44,300	4,415,824
CareTrust (REIT), Inc.	52,811	1,305,488
CBL & Associates Properties, Inc.	10,316	224,373
Centerspace	6,134	412,512
Chatham Lodging Trust	20,488	187,875
City Office REIT, Inc.	16,454	76,676
Community Healthcare Trust, Inc.	9,987	264,955
COPT Defense Properties (SBI)	45,660	1,094,470
Cousins Properties, Inc.	61,647	1,414,182
Crown Castle, Inc.	175,798	16,486,336
CTO Realty Growth, Inc.	8,939	155,092
CubeSmart	90,893	3,675,713
DiamondRock Hospitality Co.	85,775	763,398
Digital Realty Trust, Inc.	122,998	17,069,662
Diversified Healthcare Trust (SBI)	87,731	207,045
Douglas Emmett, Inc.	67,459	924,863
Easterly Government Properties, Inc.	39,812	465,402
EastGroup Properties, Inc.	19,306	2,999,380
Elme Communities (SBI)	35,659	540,590
Empire State Realty Trust, Inc.	53,107	483,274
EPR Properties	30,651	1,244,124
Equinix, Inc.	38,130	27,114,624
Equity Commonwealth (a)	43,565	815,537
Equity Lifestyle Properties, Inc.	75,361	4,543,515
Equity Residential (SBI)	140,965	9,078,146
Essential Properties Realty Trust, Inc.	63,429	1,670,720
Essex Property Trust, Inc.	26,394	6,499,523
Extra Space Storage, Inc.	85,733	11,512,227
Farmland Partners, Inc.	18,071	194,444
Federal Realty Investment Trust (SBI)	29,778	3,101,974
First Industrial Realty Trust, Inc.	53,574	2,433,331
Four Corners Property Trust, Inc.	36,622	858,786
Gaming & Leisure Properties	110,099	4,704,530
Getty Realty Corp.	20,120	545,252
Gladstone Commercial Corp.	16,811	224,763
Gladstone Land Corp.	14,219	180,297
Global Medical REIT, Inc.	26,098	211,655
Global Net Lease, Inc.	79,312	551,218
Healthcare Realty Trust, Inc.	153,828	2,188,972
Healthpeak Properties, Inc.	290,617	5,408,382
Highwoods Properties, Inc. (SBI)	42,506	1,113,657
Host Hotels & Resorts, Inc.	290,934	5,489,925
Hudson Pacific Properties, Inc. (b)	51,315	297,627
Independence Realty Trust, Inc.	90,874	1,433,083
Industrial Logistics Properties Trust	24,586	86,543
InvenTrust Properties Corp.	27,663	700,980
Invitation Homes, Inc.	234,928	8,034,538
Iron Mountain, Inc.	118,678	9,199,919
JBG SMITH Properties	35,429	531,789
Kilroy Realty Corp.	43,182	1,459,552
Kimco Realty Corp.	274,405	5,112,165
Kite Realty Group Trust	88,958	1,939,284
Lamar Advertising Co. Class A	36,038	4,175,002
LTC Properties, Inc.	17,033	563,792
LXP Industrial Trust (REIT)	119,052	994,084
Medical Properties Trust, Inc. (b)	241,567	1,111,208
Mid-America Apartment Communities, Inc.	48,020	6,242,600
National Health Investors, Inc.	17,602	1,109,982
National Storage Affiliates Trust	31,410	1,100,606
Net Lease Office Properties	6,038	138,029
NETSTREIT Corp.	28,568	481,371
NexPoint Residential Trust, Inc.	9,338	319,733
NNN (REIT), Inc.	73,855	2,993,343
Office Properties Income Trust	17,744	35,843
Omega Healthcare Investors, Inc.	98,983	3,010,073
One Liberty Properties, Inc.	6,594	151,069
Orion Office (REIT), Inc.	21,007	65,542
Outfront Media, Inc.	58,642	930,062
Paramount Group, Inc.	67,270	312,133
Park Hotels & Resorts, Inc.	85,004	1,371,115
Peakstone Realty Trust	14,603	204,004
Pebblebrook Hotel Trust	49,370	717,346
Phillips Edison & Co., Inc.	49,727	1,626,073
Piedmont Office Realty Trust, Inc. Class A	50,584	348,524
Plymouth Industrial REIT, Inc.	15,769	329,257
Postal Realty Trust, Inc.	9,443	130,786
Potlatch Corp.	32,209	1,288,682
Prologis, Inc.	374,997	38,268,444
Public Storage	64,271	16,675,111
Rayonier, Inc.	54,945	1,629,669
Realty Income Corp.	337,589	18,074,515
Regency Centers Corp.	66,469	3,936,294
Retail Opportunity Investments Corp.	51,398	630,653
Rexford Industrial Realty, Inc.	85,193	3,647,112
RLJ Lodging Trust	62,903	691,933
Ryman Hospitality Properties, Inc.	24,227	2,555,464
Sabra Health Care REIT, Inc.	93,559	1,302,341
Safehold, Inc.	18,203	332,023
Saul Centers, Inc.	5,418	197,269
SBA Communications Corp. Class A	43,911	8,172,715
Service Properties Trust	67,300	412,549
Simon Property Group, Inc.	132,068	18,559,516
SITE Centers Corp.	73,046	985,391
SL Green Realty Corp.	26,159	1,303,503
STAG Industrial, Inc.	73,589	2,530,726
Summit Hotel Properties, Inc.	44,400	266,844
Sun Communities, Inc.	51,228	5,702,701
Sunstone Hotel Investors, Inc.	83,522	851,924
Tanger, Inc.	43,660	1,237,761
Terreno Realty Corp.	37,858	2,057,582
The Macerich Co.	87,263	1,200,739
UDR, Inc.	122,307	4,657,451
UMH Properties, Inc.	25,530	406,438
Uniti Group, Inc.	95,541	549,361
Universal Health Realty Income Trust (SBI)	5,285	190,419
Urban Edge Properties	47,994	802,940
Ventas, Inc.	165,260	7,317,713
Veris Residential, Inc.	32,532	468,786
VICI Properties, Inc.	420,061	11,992,742
Vornado Realty Trust	64,677	1,683,542
Welltower, Inc.	224,568	21,396,839
Weyerhaeuser Co.	297,464	8,974,489
Whitestone REIT Class B	19,909	228,954
WP Carey, Inc.	89,768	4,922,877
Xenia Hotels & Resorts, Inc.	42,745	592,873
		470,837,838
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	44,591	216,712
CBRE Group, Inc. (a)	120,832	10,499,092
Compass, Inc. (a)	134,644	424,129
CoStar Group, Inc. (a)	165,661	15,162,951
Cushman & Wakefield PLC (a)	67,615	652,485
Digitalbridge Group, Inc.	57,986	953,290
Douglas Elliman, Inc.	30,069	40,894
eXp World Holdings, Inc.	31,120	309,955
Forestar Group, Inc. (a)	7,108	220,277
Howard Hughes Holdings, Inc.	13,126	855,290
Jones Lang LaSalle, Inc. (a)	19,185	3,466,730
Kennedy-Wilson Holdings, Inc.	48,348	415,309
Marcus & Millichap, Inc.	9,631	305,014
Newmark Group, Inc.	48,813	467,140
Opendoor Technologies, Inc. (a)(b)	232,452	462,579
RE/MAX Holdings, Inc.	6,360	44,647
Redfin Corp. (a)(b)	46,465	260,669
Seritage Growth Properties (a)	15,193	141,903
The RMR Group, Inc.	5,650	134,018
The St. Joe Co.	14,382	822,650
Zillow Group, Inc.:
Class A (a)	19,515	819,630
Class C (a)	65,700	2,796,849
		39,472,213
TOTAL REAL ESTATE		510,310,051
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	23,182	1,372,838
Alliant Energy Corp.	104,682	5,213,164
American Electric Power Co., Inc.	213,500	18,367,405
Avangrid, Inc.	27,977	1,022,000
Constellation Energy Corp.	129,541	24,086,854
Duke Energy Corp.	312,325	30,689,055
Edison International	155,630	11,059,068
Entergy Corp.	85,662	9,137,566
Evergy, Inc.	94,394	4,950,965
Eversource Energy	141,907	8,602,402
Exelon Corp.	403,942	15,180,140
FirstEnergy Corp.	209,527	8,033,265
Genie Energy Ltd. Class B	8,789	134,384
Hawaiian Electric Industries, Inc. (b)	44,451	437,842
IDACORP, Inc.	20,404	1,933,891
MGE Energy, Inc. (b)	14,535	1,138,381
NextEra Energy, Inc.	832,193	55,731,965
NRG Energy, Inc.	91,642	6,659,624
OGE Energy Corp.	80,752	2,798,057
Otter Tail Corp.	16,820	1,435,755
PG&E Corp.	865,821	14,814,197
Pinnacle West Capital Corp.	45,700	3,365,805
PNM Resources, Inc.	34,695	1,285,797
Portland General Electric Co.	40,668	1,758,078
PPL Corp.	300,190	8,243,217
Southern Co.	441,991	32,486,339
Xcel Energy, Inc.	223,501	12,008,709
		281,946,763
Gas Utilities - 0.1%
Atmos Energy Corp.	61,043	7,196,970
Chesapeake Utilities Corp.	8,970	949,654
National Fuel Gas Co.	37,154	1,972,877
New Jersey Resources Corp.	39,517	1,726,498
Northwest Natural Holding Co.	14,695	560,614
ONE Gas, Inc.	22,444	1,448,087
Southwest Gas Holdings, Inc.	24,223	1,807,520
Spire, Inc.	22,161	1,369,328
UGI Corp.	84,458	2,158,746
		19,190,294
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	22,555	82,777
Clearway Energy, Inc.:
Class A	16,514	358,519
Class C (b)	30,931	723,167
Montauk Renewables, Inc. (a)	24,986	89,950
Ormat Technologies, Inc.	21,674	1,383,451
Sunnova Energy International, Inc. (a)(b)	43,205	181,893
The AES Corp.	274,988	4,922,285
Vistra Corp.	136,491	10,351,477
		18,093,519
Multi-Utilities - 0.6%
Ameren Corp.	106,741	7,884,958
Avista Corp.	31,221	1,123,332
Black Hills Corp.	27,445	1,506,731
CenterPoint Energy, Inc.	256,026	7,460,598
CMS Energy Corp.	119,550	7,245,926
Consolidated Edison, Inc.	139,640	13,182,016
Dominion Energy, Inc.	338,912	17,277,734
DTE Energy Co.	83,842	9,249,449
NiSource, Inc.	166,967	4,651,701
NorthWestern Energy Corp.	24,746	1,248,188
Public Service Enterprise Group, Inc.	201,610	13,927,219
Sempra	255,033	18,268,014
Unitil Corp.	6,527	332,485
WEC Energy Group, Inc.	128,123	10,588,085
		113,946,436
Water Utilities - 0.1%
American States Water Co.	14,944	1,058,633
American Water Works Co., Inc.	79,135	9,679,793
Artesian Resources Corp. Class A	3,851	134,708
California Water Service Group	23,309	1,144,938
Consolidated Water Co., Inc.	6,152	156,568
Essential Utilities, Inc.	101,419	3,709,907
Middlesex Water Co.	7,213	365,843
SJW Group	11,653	634,506
York Water Co.	5,922	210,290
		17,095,186
TOTAL UTILITIES		450,272,198
TOTAL COMMON STOCKS (Cost $14,603,373,506)		19,714,269,366

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $1,794,241)	1,800,000	1,794,192

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	81,620,788	81,637,112
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	153,119,880	153,135,192
TOTAL MONEY MARKET FUNDS (Cost $234,772,304)		234,772,304

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $14,839,940,051)	19,950,835,862
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(183,922,214)
NET ASSETS - 100.0%	19,766,913,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	42	Jun 2024	4,169,760	27,053	27,053
CME E-mini S&P 500 Index Contracts (United States)	164	Jun 2024	41,549,400	150,503	150,503
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Jun 2024	2,014,040	10,410	10,410

TOTAL FUTURES CONTRACTS					187,966
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,794,192.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $13,231 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,416,323	1,138,211,117	1,126,988,669	1,487,614	(1,659)	-	81,637,112	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	139,645,916	282,056,340	268,567,064	927,473	-	-	153,135,192	0.6%
Total	210,062,239	1,420,267,457	1,395,555,733	2,415,087	(1,659)	-	234,772,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,662,873,263	1,662,873,263	-	-
Consumer Discretionary	2,056,691,585	2,056,691,585	-	-
Consumer Staples	1,130,478,000	1,130,478,000	-	-
Energy	828,125,873	828,125,873	-	-
Financials	2,698,127,176	2,698,127,176	-	-
Health Care	2,395,493,895	2,395,454,620	13,231	26,044
Industrials	1,981,143,972	1,981,143,972	-	-
Information Technology	5,477,908,415	5,477,908,415	-	-
Materials	522,844,938	522,844,938	-	-
Real Estate	510,310,051	510,310,051	-	-
Utilities	450,272,198	450,272,198	-	-

U.S. Government and Government Agency Obligations	1,794,192	-	1,794,192	-

Money Market Funds	234,772,304	234,772,304	-	-
Total Investments in Securities:	19,950,835,862	19,949,002,395	1,807,423	26,044
Derivative Instruments: Assets
Futures Contracts	187,966	187,966	-	-
Total Assets	187,966	187,966	-	-
Total Derivative Instruments:	187,966	187,966	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	187,966	0
Total Equity Risk	187,966	0
Total Value of Derivatives	187,966	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Total Market Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $142,604,940) - See accompanying schedule:
Unaffiliated issuers (cost $14,605,167,747)	$19,716,063,558
Fidelity Central Funds (cost $234,772,304)	234,772,304

Total Investment in Securities (cost $14,839,940,051)		$19,950,835,862
Segregated cash with brokers for derivative instruments		80,199
Cash		13,566
Foreign currency held at value (cost $2,359,024)		2,362,452
Receivable for investments sold		11
Receivable for fund shares sold		22,159,657
Dividends receivable		11,165,552
Distributions receivable from Fidelity Central Funds		396,869
Other receivables		35,600
Total assets		19,987,049,768
Liabilities
Payable for investments purchased	$60,237,854
Payable for fund shares redeemed	6,185,720
Payable for daily variation margin on futures contracts	578,786
Collateral on securities loaned	153,133,760
Total liabilities		220,136,120
Net Assets		$19,766,913,648
Net Assets consist of:
Paid in capital		$14,725,310,169
Total accumulated earnings (loss)		5,041,603,479
Net Assets		$19,766,913,648
Net Asset Value, offering price and redemption price per share ($19,766,913,648 ÷ 1,129,774,292 shares)		$17.50
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$139,025,216
Interest		108,143
Income from Fidelity Central Funds (including $927,473 from security lending)		2,415,087
Total income		141,548,446
Expenses
Independent trustees' fees and expenses	$43,295
Total expenses before reductions	43,295
Expense reductions	(21,851)
Total expenses after reductions		21,444
Net Investment income (loss)		141,527,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,603,953)
Fidelity Central Funds	(1,659)
Foreign currency transactions	(2)
Futures contracts	10,097,089
Total net realized gain (loss)		(12,508,525)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,110,332,441
Assets and liabilities in foreign currencies	10,075
Futures contracts	1,284,463
Total change in net unrealized appreciation (depreciation)		3,111,626,979
Net gain (loss)		3,099,118,454
Net increase (decrease) in net assets resulting from operations		$3,240,645,456
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,527,002	$228,837,571
Net realized gain (loss)	(12,508,525)	(52,087,307)
Change in net unrealized appreciation (depreciation)	3,111,626,979	864,996,525
Net increase (decrease) in net assets resulting from operations	3,240,645,456	1,041,746,789
Distributions to shareholders	(235,874,094)	(189,994,752)

Share transactions
Proceeds from sales of shares	2,678,100,818	3,408,011,292
Reinvestment of distributions	208,297,059	170,606,494
Cost of shares redeemed	(1,169,677,825)	(1,612,715,517)

Net increase (decrease) in net assets resulting from share transactions	1,716,720,052	1,965,902,269
Total increase (decrease) in net assets	4,721,491,414	2,817,654,306

Net Assets
Beginning of period	15,045,422,234	12,227,767,928
End of period	$19,766,913,648	$15,045,422,234

Other Information
Shares
Sold	157,261,607	232,915,554
Issued in reinvestment of distributions	12,674,298	12,741,337
Redeemed	(68,956,326)	(110,923,234)
Net increase (decrease)	100,979,579	134,733,657

Financial Highlights
Fidelity ZERO® Total Market Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.68	$16.59	$11.67	$10.78	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.13	.24	.22	.20	.20	.19
Net realized and unrealized gain (loss)	2.98	.91	(2.92)	4.89	.86	1.10
Total from investment operations	3.11	1.15	(2.70)	5.09	1.06	1.29
Distributions from net investment income	(.23)	(.21)	(.18)	(.17)	(.16)	(.06)
Distributions from net realized gain	-	-	(.03)	-	(.01)	(.01)
Total distributions	(.23)	(.21)	(.21)	(.17)	(.17)	(.07)
Net asset value, end of period	$17.50	$14.62	$13.68	$16.59	$11.67	$10.78
Total Return C,D	21.35%	8.55%	(16.46)%	44.00%	9.92%	13.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.54% H	1.63%	1.50%	1.37%	1.79%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$19,766,914	$15,045,422	$12,227,768	$12,297,505	$6,053,570	$4,168,884
Portfolio turnover rate I	2 % H	2%	3%	4% J	6%	3%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity ZERO Extended Market Index Fund	1,588,673,580	346,594,226	(294,848,588)	51,745,638
Fidelity ZERO International Index Fund	3,657,444,203	802,700,344	(450,621,568)	352,078,776
Fidelity ZERO Large Cap Index Fund.	6,677,643,082	2,613,089,417	(409,315,949)	2,203,773,468
Fidelity ZERO Total Market Index Fund.	14,952,402,162	6,257,710,218	(1,259,088,552)	4,998,621,666

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity ZERO Extended Market Index Fund	(8,186,474)	(9,425,257)	(17,611,731)
Fidelity ZERO International Index Fund	(31,604,890)	(91,109,466)	(122,714,356)
Fidelity ZERO Large Cap Index Fund.	(15,496,365)	(51,493,429)	(66,989,794)
Fidelity ZERO Total Market Index Fund.	(5,371,596)	(28,082,191)	(33,453,787)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	165,005,492	62,552,022
Fidelity ZERO International Index Fund	365,785,513	99,957,496
Fidelity ZERO Large Cap Index Fund	1,211,207,596	106,844,570
Fidelity ZERO Total Market Index Fund	1,883,638,603	157,866,245

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	6,198,347	45,100,121	74,938,017

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,587,156	20,340,688	49,724,771
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity ZERO Extended Market Index Fund	69,407	5,727	263,722
Fidelity ZERO International Index Fund	4,605	-	-
Fidelity ZERO Large Cap Index Fund	2,118	-	-
Fidelity ZERO Total Market Index Fund	99,706	4,658	321,912
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity ZERO Extended Market Index Fund	904
Fidelity ZERO Large Cap Index Fund.	9,484
Fidelity ZERO Total Market Index Fund	21,851
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity ZERO® Extended Market Index Fund	-%-D
Actual		$ 1,000	$ 1,206.20	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

Fidelity ZERO® International Index Fund	-%-D
Actual		$ 1,000	$ 1,166.80	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

Fidelity ZERO® Large Cap Index Fund	-%-D
Actual		$ 1,000	$ 1,214.00	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

Fidelity ZERO® Total Market Index Fund	-%-D
Actual		$ 1,000	$ 1,213.50	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891447.105
EML-SANN-0624
Fidelity® Series International Index Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.2
SAP SE (Germany, Software)	1.1
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.0
15.1

Market Sectors (% of Fund's net assets)

Financials	18.8
Industrials	16.7
Health Care	12.4
Consumer Discretionary	11.6
Information Technology	8.7
Consumer Staples	8.6
Materials	7.4
Energy	4.1
Communication Services	3.8
Utilities	3.1
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 3.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 7.0%
Ampol Ltd.	5,901	139,345
ANZ Group Holdings Ltd.	74,630	1,346,618
APA Group unit	31,777	169,577
Aristocrat Leisure Ltd.	14,372	366,773
ASX Ltd.	4,798	195,999
Aurizon Holdings Ltd.	45,541	111,860
BHP Group Ltd.	125,817	3,450,672
BlueScope Steel Ltd.	11,057	161,382
Brambles Ltd.	34,518	324,733
CAR Group Ltd.	8,880	192,550
Cochlear Ltd.	1,625	338,988
Coles Group Ltd.	33,185	346,094
Commonwealth Bank of Australia	41,563	3,045,301
Computershare Ltd.	13,350	234,538
DEXUS Property Group unit	26,658	121,086
EBOS Group Ltd.	3,808	78,472
Endeavour Group Ltd.	35,487	122,036
Fortescue Ltd.	42,029	696,607
Glencore PLC	257,445	1,497,960
Goodman Group unit	42,426	856,990
IDP Education Ltd.	6,558	68,380
Insurance Australia Group Ltd.	59,562	246,764
Macquarie Group Ltd.	9,078	1,086,986
Medibank Private Ltd.	68,285	156,500
Mineral Resources Ltd.	4,359	197,734
Mirvac Group unit	97,847	128,206
National Australia Bank Ltd.	77,411	1,678,079
Northern Star Resources Ltd.	28,515	270,286
Orica Ltd.	13,434	155,549
Origin Energy Ltd.	42,738	269,737
Pilbara Minerals Ltd.	70,951	180,634
Qantas Airways Ltd. (a)	20,926	78,952
QBE Insurance Group Ltd.	37,066	423,997
Ramsay Health Care Ltd.	4,550	152,517
REA Group Ltd.	1,311	150,277
Reece Ltd.	5,607	99,466
Rio Tinto Ltd.	9,212	766,663
Rio Tinto PLC	27,958	1,891,660
Santos Ltd.	80,580	395,436
Scentre Group unit	128,674	260,571
SEEK Ltd.	8,834	136,466
Seven Group Holdings Ltd.	4,057	98,581
Sonic Healthcare Ltd.	11,236	193,098
South32 Ltd.	112,385	256,404
Stockland Corp. Ltd. unit	59,162	167,613
Suncorp Group Ltd.	31,507	336,508
Telstra Group Ltd.	100,152	236,620
The GPT Group	47,477	127,686
The Lottery Corp. Ltd.	55,188	172,159
Transurban Group unit	76,610	615,060
Treasury Wine Estates Ltd.	20,116	156,004
Vicinity Centres unit	95,838	117,360
Washington H. Soul Pattinson & Co. Ltd.	5,805	121,485
Wesfarmers Ltd.	28,164	1,206,524
Westpac Banking Corp.	86,900	1,443,091
WiseTech Global Ltd.	4,137	243,721
Woodside Energy Group Ltd.	47,121	844,267
Woolworths Group Ltd.	30,312	621,915
TOTAL AUSTRALIA		29,550,537
Austria - 0.2%
Erste Group Bank AG	8,536	399,639
Mondi PLC	10,954	207,914
OMV AG	3,655	174,280
Verbund AG	1,691	129,212
Voestalpine AG	2,880	77,207
TOTAL AUSTRIA		988,252
Belgium - 0.8%
Ageas	3,968	182,683
Anheuser-Busch InBev SA NV	21,564	1,288,962
D'ieteren Group	533	115,584
Elia Group SA/NV	730	70,388
Groupe Bruxelles Lambert SA	2,188	163,102
KBC Group NV	6,217	463,771
Lotus Bakeries SA	10	100,637
Sofina SA	383	90,249
Syensqo SA	1,839	171,117
UCB SA	3,139	417,235
Umicore SA	5,193	115,605
Warehouses de Pauw	4,363	116,125
Warehouses de Pauw rights (a)(b)	4,363	5,215
TOTAL BELGIUM		3,300,673
Brazil - 0.0%
Yara International ASA	4,101	117,214
Burkina Faso - 0.0%
Endeavour Mining PLC	4,558	96,994
Chile - 0.1%
Antofagasta PLC	9,789	270,324
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	91,710	281,100
ESR Group Ltd. (c)	42,623	46,709
Prosus NV	36,314	1,215,065
SITC International Holdings Co. Ltd.	33,000	71,564
Wharf Holdings Ltd.	27,000	86,869
Wilmar International Ltd.	47,622	111,939
TOTAL CHINA		1,813,246
Denmark - 3.6%
A.P. Moller - Maersk A/S:
Series A	76	108,309
Series B	102	148,719
Carlsberg A/S Series B	2,445	328,884
Coloplast A/S Series B	3,131	377,490
Danske Bank A/S	17,124	494,935
Demant A/S (a)	2,502	120,430
DSV A/S	4,349	620,903
Genmab A/S (a)	1,640	455,313
Novo Nordisk A/S Series B	81,012	10,389,169
Novonesis (NOVOZYMES) B Series B	9,259	514,823
ORSTED A/S (a)(c)	4,696	259,161
Pandora A/S	2,099	321,207
Rockwool International A/S Series B	229	75,231
Svitzer A/S	356	11,963
Tryg A/S	8,670	171,815
Vestas Wind Systems A/S (a)	25,070	675,813
TOTAL DENMARK		15,074,165
Finland - 1.0%
Elisa Corp. (A Shares)	3,531	159,474
Fortum Corp.	11,140	147,181
Kesko Oyj	6,780	115,987
Kone OYJ (B Shares)	8,437	412,382
Metso Corp.	16,460	187,518
Neste OYJ	10,502	239,173
Nokia Corp.	132,394	481,299
Nordea Bank Abp (Helsinki Stock Exchange)	78,835	923,809
Orion Oyj (B Shares)	2,676	102,210
Sampo Oyj (A Shares)	11,208	453,568
Stora Enso Oyj (R Shares)	14,439	193,387
UPM-Kymmene Corp.	13,249	465,467
Wartsila Corp.	11,750	217,687
TOTAL FINLAND		4,099,142
France - 10.0%
Accor SA	4,698	207,116
Adevinta ASA Class B (a)	8,687	88,680
Aeroports de Paris SA	860	109,676
Air Liquide SA	13,019	2,546,238
Airbus Group NV	14,717	2,421,797
Alstom SA	7,154	112,805
Amundi SA (c)	1,524	106,937
Arkema SA	1,487	154,011
AXA SA	45,088	1,560,945
bioMerieux SA	1,028	109,708
BNP Paribas SA	25,638	1,844,958
Bollore SA	17,684	115,121
Bouygues SA	4,745	175,260
Bureau Veritas SA	7,885	230,736
Capgemini SA	3,857	810,668
Carrefour SA	14,076	236,804
Compagnie de St.-Gobain	11,314	894,741
Compagnie Generale des Etablissements Michelin SCA Series B	16,860	647,738
Covivio	1,254	62,711
Covivio rights (a)(b)	1,254	4,416
Credit Agricole SA	26,529	410,489
Danone SA	15,982	1,000,271
Dassault Aviation SA	501	107,575
Dassault Systemes SA	16,589	651,150
Edenred SA	6,196	293,986
Eiffage SA	1,825	195,348
Engie SA	45,340	787,130
EssilorLuxottica SA	7,323	1,569,273
Eurazeo SA	1,039	94,028
Gecina SA	1,143	117,102
Getlink SE	8,877	151,577
Hermes International SCA	786	1,888,182
Ipsen SA	936	113,974
Kering SA	1,848	650,821
Klepierre SA	5,342	144,007
L'Oreal SA	5,974	2,802,968
La Francaise des Jeux SAEM (c)	2,608	98,694
Legrand SA	6,554	673,532
LVMH Moet Hennessy Louis Vuitton SE	6,855	5,630,946
Orange SA	46,226	514,509
Pernod Ricard SA	5,077	769,381
Publicis Groupe SA	5,682	626,990
Remy Cointreau SA	572	54,265
Renault SA	4,771	237,982
Rexel SA	5,598	145,949
Safran SA	8,485	1,839,820
Sartorius Stedim Biotech	725	157,065
SEB SA	618	73,340
Societe Generale Series A	17,943	483,475
Sodexo SA	2,197	191,674
Teleperformance	1,418	129,356
Thales SA	2,348	395,789
TotalEnergies SE	53,895	3,912,708
Unibail-Rodamco-Westfield NV	2,934	245,734
Veolia Environnement SA	17,106	531,786
VINCI SA	12,430	1,456,498
Vivendi SA	16,619	169,661
Worldline SA (a)(c)	5,972	62,484
TOTAL FRANCE		41,820,585
Germany - 7.8%
adidas AG	4,022	971,772
Allianz SE	9,725	2,759,808
BASF AG	22,150	1,161,949
Bayer AG	24,389	711,864
Bayerische Motoren Werke AG (BMW)	7,916	865,493
Bechtle AG	2,033	98,284
Beiersdorf AG	2,502	375,287
Brenntag SE	3,295	263,240
Carl Zeiss Meditec AG	999	105,654
Commerzbank AG	26,171	389,898
Continental AG	2,731	177,320
Covestro AG (a)(c)	4,687	234,992
Daimler Truck Holding AG	13,279	599,590
Deutsche Bank AG	48,119	770,802
Deutsche Borse AG	4,717	909,400
Deutsche Lufthansa AG	14,861	106,482
Deutsche Telekom AG	80,466	1,843,119
DHL Group	24,608	1,030,335
E.ON SE	55,733	737,530
Evonik Industries AG	5,761	120,165
Fresenius Medical Care AG & Co. KGaA	5,099	214,682
Fresenius SE & Co. KGaA	10,487	313,033
GEA Group AG	4,063	164,336
Hannover Reuck SE	1,497	371,282
HeidelbergCement AG	3,235	326,734
Henkel AG & Co. KGaA	2,586	185,955
Infineon Technologies AG	32,419	1,125,037
Knorr-Bremse AG	1,800	133,570
LEG Immobilien AG	1,840	156,935
Mercedes-Benz Group AG (Germany)	19,919	1,506,691
Merck KGaA	3,209	510,101
MTU Aero Engines AG	1,336	323,082
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,388	1,490,381
Nemetschek SE	1,434	127,862
Puma AG	2,621	121,014
Rational AG	127	108,970
Rheinmetall AG	1,081	596,664
RWE AG	15,697	546,813
SAP SE	25,923	4,680,840
Scout24 AG (c)	1,862	137,310
Siemens AG	18,867	3,534,422
Siemens Energy AG (a)	12,898	265,660
Siemens Healthineers AG (c)	7,001	388,258
Symrise AG	3,295	354,104
Talanx AG	1,603	120,948
Volkswagen AG	733	103,480
Vonovia SE	18,202	525,965
Zalando SE (a)(c)	5,566	145,636
TOTAL GERMANY		32,812,749
Hong Kong - 1.7%
AIA Group Ltd.	282,045	2,065,799
CK Asset Holdings Ltd.	48,226	205,712
CK Infrastructure Holdings Ltd.	15,581	88,019
CLP Holdings Ltd.	40,736	320,432
Futu Holdings Ltd. ADR (a)	1,371	88,169
Hang Lung Properties Ltd.	45,400	50,109
Hang Seng Bank Ltd.	18,976	250,229
Henderson Land Development Co. Ltd.	36,140	108,956
HKT Trust/HKT Ltd. unit	94,292	104,096
Hong Kong & China Gas Co. Ltd.	277,697	211,148
Hong Kong Exchanges and Clearing Ltd.	29,867	949,007
Hongkong Land Holdings Ltd.	27,330	87,324
Jardine Matheson Holdings Ltd.	3,975	152,120
Link (REIT)	63,944	273,987
MTR Corp. Ltd.	38,437	126,321
Power Assets Holdings Ltd.	34,303	196,767
Prudential PLC	68,264	593,716
Sino Land Ltd.	94,218	100,738
Sun Hung Kai Properties Ltd.	36,180	333,759
Swire Pacific Ltd. (A Shares)	10,856	91,936
Swire Properties Ltd.	29,365	60,732
Techtronic Industries Co. Ltd.	34,292	473,892
WH Group Ltd. (c)	206,577	150,148
Wharf Real Estate Investment Co. Ltd.	41,814	129,728
TOTAL HONG KONG		7,212,844
Ireland - 0.5%
AerCap Holdings NV (a)	4,970	419,915
AIB Group PLC	39,007	202,563
Bank of Ireland Group PLC	26,232	281,208
Kerry Group PLC Class A	3,919	337,934
Kingspan Group PLC (Ireland)	3,863	345,679
Smurfit Kappa Group PLC	6,461	280,979
TOTAL IRELAND		1,868,278
Israel - 0.6%
Azrieli Group	1,058	68,457
Bank Hapoalim BM (Reg.)	31,533	285,357
Bank Leumi le-Israel BM	37,801	296,011
Check Point Software Technologies Ltd. (a)	2,323	347,103
Elbit Systems Ltd. (Israel)	662	135,172
Global-e Online Ltd. (a)(d)	2,446	82,014
Icl Group Ltd.	19,176	90,303
Israel Discount Bank Ltd. (Class A)	30,703	158,207
Mizrahi Tefahot Bank Ltd.	3,844	140,439
NICE Ltd. (a)	1,572	351,821
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	27,824	390,927
Wix.com Ltd. (a)	1,348	160,237
TOTAL ISRAEL		2,506,048
Italy - 2.4%
Amplifon SpA	3,091	103,679
Assicurazioni Generali SpA	25,164	614,980
Banco BPM SpA	30,092	198,594
Coca-Cola HBC AG	5,464	176,833
Davide Campari Milano NV	15,282	153,630
DiaSorin SpA	559	56,638
Enel SpA	201,925	1,327,140
Eni SpA	54,474	874,945
Ferrari NV (Italy)	3,129	1,292,965
FinecoBank SpA	15,158	233,590
Infrastrutture Wireless Italiane SpA (c)	8,343	89,749
Intesa Sanpaolo SpA	363,123	1,359,171
Leonardo SpA	10,047	231,920
Mediobanca SpA	12,661	180,383
Moncler SpA	5,113	349,877
Nexi SpA (a)(c)	14,665	85,733
Poste Italiane SpA (c)	11,351	144,396
Prysmian SpA	6,521	356,172
Recordati SpA	2,595	138,608
Snam SpA	50,074	229,102
Telecom Italia SpA (a)	247,468	58,867
Terna - Rete Elettrica Nazionale	34,930	280,474
UniCredit SpA	38,260	1,404,309
TOTAL ITALY		9,941,755
Japan - 22.2%
Advantest Corp.	19,032	595,714
AEON Co. Ltd.	16,191	338,526
AGC, Inc.	4,894	180,952
Aisin Seiki Co. Ltd.	3,674	139,745
Ajinomoto Co., Inc.	11,683	434,391
Ana Holdings, Inc.	3,963	75,265
Asahi Group Holdings	11,962	409,208
ASAHI INTECC Co. Ltd.	5,426	79,505
Asahi Kasei Corp.	31,093	216,785
Astellas Pharma, Inc.	44,913	431,071
Azbil Corp.	3,007	83,986
Bandai Namco Holdings, Inc.	14,911	278,615
Bridgestone Corp.	14,184	625,898
Brother Industries Ltd.	5,774	102,136
Canon, Inc.	24,871	673,141
Capcom Co. Ltd.	8,588	141,379
Central Japan Railway Co.	19,200	439,065
Chiba Bank Ltd.	13,205	111,544
Chubu Electric Power Co., Inc.	15,995	205,311
Chugai Pharmaceutical Co. Ltd.	16,722	531,824
Concordia Financial Group Ltd.	26,326	141,848
Dai Nippon Printing Co. Ltd.	5,105	148,689
Dai-ichi Mutual Life Insurance Co.	23,311	539,907
Daifuku Co. Ltd.	7,510	153,833
Daiichi Sankyo Kabushiki Kaisha	45,946	1,546,437
Daikin Industries Ltd.	6,517	889,514
Daito Trust Construction Co. Ltd.	1,409	151,037
Daiwa House Industry Co. Ltd.	14,750	415,049
Daiwa Securities Group, Inc.	33,156	243,665
DENSO Corp.	46,988	800,822
Dentsu Group, Inc.	5,063	136,970
Disco Corp.	2,244	639,194
East Japan Railway Co.	22,506	412,512
Eisai Co. Ltd.	6,221	255,491
ENEOS Holdings, Inc.	71,514	330,410
FANUC Corp.	23,705	702,125
Fast Retailing Co. Ltd.	4,391	1,148,111
Fuji Electric Co. Ltd.	3,111	193,516
FUJIFILM Holdings Corp.	27,800	591,375
Fujitsu Ltd.	43,680	674,775
GLP J-REIT	116	94,344
Hamamatsu Photonics K.K.	3,441	126,084
Hankyu Hanshin Holdings, Inc.	5,675	148,788
Hikari Tsushin, Inc.	490	79,636
Hirose Electric Co. Ltd.	753	79,928
Hitachi Construction Machinery Co. Ltd.	2,683	76,633
Hitachi Ltd.	23,025	2,124,303
Honda Motor Co. Ltd.	114,714	1,305,168
Hoshizaki Corp.	2,668	91,936
Hoya Corp.	8,728	1,011,923
Hulic Co. Ltd.	9,500	87,539
Ibiden Co. Ltd.	2,777	105,564
Idemitsu Kosan Co. Ltd.	24,035	162,840
Iida Group Holdings Co. Ltd.	3,837	48,983
INPEX Corp.	24,110	361,163
Isuzu Motors Ltd.	14,426	182,819
Itochu Corp.	29,550	1,333,142
Japan Airlines Co. Ltd.	3,537	62,671
Japan Exchange Group, Inc.	12,463	291,890
Japan Post Bank Co. Ltd.	35,962	365,025
Japan Post Holdings Co. Ltd.	51,603	495,559
Japan Post Insurance Co. Ltd.	4,767	89,496
Japan Real Estate Investment Corp.	32	108,517
Japan Retail Fund Investment Corp.	174	105,049
Japan Tobacco, Inc.	29,808	801,883
JFE Holdings, Inc.	14,320	213,736
Kajima Corp.	10,454	200,268
Kansai Electric Power Co., Inc.	17,480	261,840
Kao Corp.	11,606	478,773
Kawasaki Kisen Kaisha Ltd.	9,800	138,081
KDDI Corp.	37,200	1,032,255
KDX Realty Investment Corp.	103	101,593
Keisei Electric Railway Co.	3,419	127,368
Keyence Corp.	4,805	2,113,094
Kikkoman Corp.	16,810	200,298
Kintetsu Group Holdings Co. Ltd.	4,487	115,354
Kirin Holdings Co. Ltd.	19,274	281,354
Kobe Bussan Co. Ltd.	3,705	80,018
Koito Manufacturing Co. Ltd.	4,944	66,500
Komatsu Ltd.	22,968	685,736
Konami Group Corp.	2,455	148,128
Kubota Corp.	24,843	398,475
Kyocera Corp.	31,852	388,233
Kyowa Hakko Kirin Co., Ltd.	6,747	113,308
Lasertec Corp.	1,825	393,662
LY Corp.	66,317	159,335
M3, Inc.	10,938	115,704
Makita Corp.	5,573	161,343
Marubeni Corp.	35,572	633,764
MatsukiyoCocokara & Co.	8,500	120,536
Mazda Motor Corp.	14,072	159,288
McDonald's Holdings Co. (Japan) Ltd.	2,114	92,992
Meiji Holdings Co. Ltd.	5,782	129,369
Minebea Mitsumi, Inc.	9,011	168,779
Misumi Group, Inc.	7,067	114,894
Mitsubishi Chemical Holdings Corp.	31,747	185,208
Mitsubishi Corp.	85,605	1,957,751
Mitsubishi Electric Corp.	47,956	835,870
Mitsubishi Estate Co. Ltd.	27,984	512,799
Mitsubishi Heavy Industries Ltd.	79,520	710,998
Mitsubishi UFJ Financial Group, Inc.	275,621	2,745,559
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,078	130,026
Mitsui & Co. Ltd.	32,129	1,551,050
Mitsui Chemicals, Inc.	4,210	119,829
Mitsui Fudosan Co. Ltd.	66,323	674,973
Mitsui OSK Lines Ltd.	8,500	269,786
Mizuho Financial Group, Inc.	59,899	1,157,794
MonotaRO Co. Ltd.	6,222	74,570
MS&AD Insurance Group Holdings, Inc.	31,929	574,053
Murata Manufacturing Co. Ltd.	42,783	781,738
NEC Corp.	6,135	444,186
Nexon Co. Ltd.	8,514	132,745
Nidec Corp.	10,349	484,673
Nintendo Co. Ltd.	25,770	1,256,777
Nippon Building Fund, Inc.	38	145,190
Nippon Express Holdings, Inc.	1,823	93,262
Nippon Paint Holdings Co. Ltd.	23,505	150,456
Nippon Prologis REIT, Inc.	56	96,634
Nippon Sanso Holdings Corp.	4,250	126,235
Nippon Steel & Sumitomo Metal Corp.	21,282	477,120
Nippon Telegraph & Telephone Corp.	741,925	801,029
Nippon Yusen KK	11,365	322,658
Nissan Chemical Corp.	3,107	105,912
Nissan Motor Co. Ltd.	59,764	218,719
Nissin Food Holdings Co. Ltd.	5,018	133,908
Nitori Holdings Co. Ltd.	2,035	272,350
Nitto Denko Corp.	3,563	294,609
Nomura Holdings, Inc.	74,585	424,388
Nomura Real Estate Holdings, Inc.	2,693	75,396
Nomura Real Estate Master Fund, Inc.	100	95,592
Nomura Research Institute Ltd.	9,639	233,244
NTT Data Corp.	15,645	244,654
Obayashi Corp.	16,093	179,611
OBIC Co. Ltd.	1,716	220,449
Odakyu Electric Railway Co. Ltd.	7,793	87,614
Olympus Corp.	29,853	415,844
OMRON Corp.	4,311	147,964
Ono Pharmaceutical Co. Ltd.	9,021	129,933
Oracle Corp. Japan	964	72,343
Oriental Land Co. Ltd.	27,070	746,908
ORIX Corp.	29,104	595,625
Osaka Gas Co. Ltd.	9,336	207,594
Otsuka Corp.	5,650	112,368
Otsuka Holdings Co. Ltd.	10,354	442,705
Pan Pacific International Holdings Ltd.	9,494	222,976
Panasonic Holdings Corp.	54,809	478,398
Rakuten Group, Inc. (a)	37,246	179,133
Recruit Holdings Co. Ltd.	35,773	1,540,649
Renesas Electronics Corp.	36,503	592,654
Resona Holdings, Inc.	52,777	333,748
Ricoh Co. Ltd.	13,625	117,544
ROHM Co. Ltd.	8,184	117,644
SBI Holdings, Inc. Japan	6,197	150,885
Screen Holdings Co. Ltd.	2,000	206,354
SCSK Corp.	3,858	70,135
Secom Co. Ltd.	5,249	364,609
Seiko Epson Corp.	7,144	117,519
Sekisui Chemical Co. Ltd.	9,498	138,177
Sekisui House Ltd.	14,834	340,891
Seven & i Holdings Co. Ltd.	56,077	724,582
SG Holdings Co. Ltd.	7,937	92,903
Sharp Corp. (a)	6,460	33,910
Shimadzu Corp.	5,874	159,585
SHIMANO, Inc.	1,924	312,675
SHIMIZU Corp.	12,923	80,051
Shin-Etsu Chemical Co. Ltd.	44,670	1,729,128
Shionogi & Co. Ltd.	6,141	286,789
Shiseido Co. Ltd.	9,969	266,853
Shizuoka Financial Group	11,599	108,263
SMC Corp.	1,396	733,412
SoftBank Corp.	71,413	861,361
SoftBank Group Corp.	25,524	1,255,286
Sompo Holdings, Inc.	22,177	438,886
Sony Group Corp.	31,313	2,588,062
Square Enix Holdings Co. Ltd.	2,155	77,897
Subaru Corp.	14,928	333,327
Sumco Corp.	8,649	128,985
Sumitomo Corp.	25,775	677,810
Sumitomo Electric Industries Ltd.	17,744	274,257
Sumitomo Metal Mining Co. Ltd.	6,186	206,666
Sumitomo Mitsui Financial Group, Inc.	31,587	1,794,262
Sumitomo Mitsui Trust Holdings, Inc.	16,310	342,915
Sumitomo Realty & Development Co. Ltd.	7,122	246,449
Suntory Beverage & Food Ltd.	3,432	111,661
Suzuki Motor Corp.	38,972	453,860
Sysmex Corp.	12,540	200,519
T&D Holdings, Inc.	12,196	199,006
Taisei Corp.	4,216	154,350
Takeda Pharmaceutical Co. Ltd.	39,278	1,032,307
TDK Corp.	9,651	430,541
Terumo Corp.	33,460	567,620
TIS, Inc.	5,472	116,863
Tobu Railway Co. Ltd.	4,715	93,548
Toho Co. Ltd.	2,790	93,472
Tokio Marine Holdings, Inc.	44,768	1,414,955
Tokyo Electric Power Co., Inc. (a)	37,925	235,904
Tokyo Electron Ltd.	11,750	2,577,315
Tokyo Gas Co. Ltd.	9,215	206,667
Tokyu Corp.	12,417	146,987
Toppan Holdings, Inc.	5,738	136,128
Toray Industries, Inc.	34,302	156,785
Toto Ltd.	3,535	95,673
Toyota Industries Corp.	3,641	345,993
Toyota Motor Corp.	263,290	6,005,275
Toyota Tsusho Corp.	5,257	334,240
Trend Micro, Inc.	3,320	163,604
Unicharm Corp.	9,974	296,359
USS Co. Ltd.	10,236	78,196
West Japan Railway Co.	10,940	207,657
Yakult Honsha Co. Ltd.	6,328	123,774
Yamaha Corp.	3,223	67,919
Yamaha Motor Co. Ltd.	22,216	207,214
Yamato Holdings Co. Ltd.	6,612	87,323
Yaskawa Electric Corp.	5,998	247,133
Yokogawa Electric Corp.	5,679	125,482
Zensho Holdings Co. Ltd.	2,400	93,022
ZOZO, Inc.	3,382	72,843
TOTAL JAPAN		93,220,826
Jordan - 0.0%
Hikma Pharmaceuticals PLC	4,115	98,930
Korea (South) - 0.0%
Delivery Hero AG (a)(c)	4,384	122,654
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	12,702	319,776
Eurofins Scientific SA	3,353	206,111
TOTAL LUXEMBOURG		525,887
Macau - 0.1%
Galaxy Entertainment Group Ltd.	54,635	245,141
Sands China Ltd. (a)	60,462	142,608
TOTAL MACAU		387,749
Netherlands - 4.4%
ABN AMRO Bank NV:
GDR (Bearer) (c)	11,821	190,366
rights (a)(b)	11,821	11,228
Adyen BV (a)(c)	539	645,722
AEGON NV	36,049	224,508
Akzo Nobel NV	4,228	280,383
Argenx SE (a)	1,470	549,139
ASM International NV (Netherlands)	1,166	740,640
ASML Holding NV (Netherlands)	10,008	8,893,684
ASR Nederland NV	3,935	197,247
BE Semiconductor Industries NV	1,914	256,349
Euronext NV (c)	2,127	192,150
EXOR NV	2,324	254,714
Heineken Holding NV	3,217	259,377
Heineken NV (Bearer)	7,150	696,663
IMCD NV	1,415	214,810
ING Groep NV (Certificaten Van Aandelen)	82,501	1,304,363
JDE Peet's BV	2,433	54,059
Koninklijke Ahold Delhaize NV	23,642	717,633
Koninklijke KPN NV	83,295	302,705
Koninklijke Philips Electronics NV	19,277	511,924
NN Group NV	6,722	310,981
OCI NV	2,616	70,632
Randstad NV	2,694	135,702
Universal Music Group NV	20,351	601,605
Wolters Kluwer NV	6,169	926,636
TOTAL NETHERLANDS		18,543,220
New Zealand - 0.2%
Auckland International Airport Ltd.	32,967	151,273
Fisher & Paykel Healthcare Corp.	14,494	242,742
Mercury Nz Ltd.	17,301	64,928
Meridian Energy Ltd.	32,094	113,192
Spark New Zealand Ltd.	44,990	125,443
Xero Ltd. (a)	3,575	277,557
TOTAL NEW ZEALAND		975,135
Norway - 0.5%
Aker BP ASA	7,844	192,066
DNB Bank ASA	22,982	401,567
Equinor ASA	22,366	595,123
Gjensidige Forsikring ASA	4,967	79,903
Kongsberg Gruppen ASA	2,184	154,532
Mowi ASA	11,552	203,773
Norsk Hydro ASA	32,935	202,398
Orkla ASA	17,393	118,683
Salmar ASA	1,639	103,503
Telenor ASA	15,636	180,028
TOTAL NORWAY		2,231,576
Portugal - 0.2%
Energias de Portugal SA	77,930	293,246
Galp Energia SGPS SA Class B	11,537	248,708
Jeronimo Martins SGPS SA	7,031	145,192
TOTAL PORTUGAL		687,146
Singapore - 1.5%
CapitaLand Ascendas REIT	92,651	175,502
CapitaLand Integrated Commercial Trust	132,223	188,483
CapitaLand Investment Ltd.	64,553	124,836
City Developments Ltd.	12,568	56,329
DBS Group Holdings Ltd.	49,497	1,260,065
Genting Singapore Ltd.	150,094	100,168
Grab Holdings Ltd. (a)	47,167	165,085
Jardine Cycle & Carriage Ltd.	2,500	48,246
Keppel Ltd.	36,116	180,649
Mapletree Logistics Trust (REIT)	86,585	84,966
Mapletree Pan Asia Commercial Trust	58,777	53,862
Oversea-Chinese Banking Corp. Ltd.	84,028	872,343
Sea Ltd. ADR (a)	9,155	578,504
Seatrium Ltd. (a)	1,100,907	78,644
Sembcorp Industries Ltd.	22,200	86,759
Singapore Airlines Ltd.	36,962	176,369
Singapore Exchange Ltd.	21,289	145,223
Singapore Technologies Engineering Ltd.	38,693	113,660
Singapore Telecommunications Ltd.	204,962	355,461
STMicroelectronics NV (France)	16,966	671,597
United Overseas Bank Ltd.	31,366	696,037
TOTAL SINGAPORE		6,212,788
South Africa - 0.3%
Anglo American PLC (United Kingdom)	31,544	1,030,778
Spain - 2.5%
Acciona SA	613	71,111
ACS Actividades de Construccion y Servicios SA	5,240	210,152
Aena SME SA (c)	1,862	340,991
Amadeus IT Holding SA Class A	11,185	709,956
Banco Bilbao Vizcaya Argentaria SA	144,928	1,567,247
Banco Santander SA (Spain)	401,776	1,960,790
CaixaBank SA	93,121	491,079
Cellnex Telecom SA (c)	11,401	376,857
EDP Renovaveis SA	7,630	104,797
Enagas SA	6,179	90,737
Endesa SA	7,885	143,894
Grifols SA (a)	7,406	68,335
Iberdrola SA	152,350	1,868,051
Industria de Diseno Textil SA (d)	27,080	1,238,355
Redeia Corp. SA	10,073	168,236
Repsol SA	30,124	472,829
Telefonica SA	121,344	543,572
TOTAL SPAIN		10,426,989
Sweden - 3.0%
Alfa Laval AB	7,181	308,602
ASSA ABLOY AB (B Shares)	24,878	657,312
Atlas Copco AB:
(A Shares)	66,675	1,167,885
(B Shares)	38,753	589,010
Beijer Ref AB (B Shares)	9,554	137,366
Boliden AB	6,789	226,764
Epiroc AB:
(A Shares)	16,281	300,993
(B Shares)	9,762	163,521
EQT AB	9,271	254,312
Essity AB (B Shares)	15,121	376,776
Evolution AB (c)	4,550	508,657
Fastighets AB Balder (a)	16,184	104,150
Getinge AB (B Shares)	5,677	121,057
H&M Hennes & Mauritz AB (B Shares) (d)	16,034	257,160
Hexagon AB (B Shares)	51,534	545,951
Holmen AB (B Shares)	1,889	73,980
Husqvarna AB (B Shares)	8,686	71,472
Industrivarden AB:
(A Shares)	3,190	103,396
(C Shares)	3,713	120,247
Indutrade AB	6,781	158,874
Investment AB Latour (B Shares)	3,674	89,846
Investor AB (B Shares)	42,975	1,062,052
L E Lundbergforetagen AB	1,888	93,883
Lifco AB	5,786	141,757
Nibe Industrier AB (B Shares)	37,623	176,159
Saab AB (B Shares)	1,988	158,493
Sagax AB	5,062	127,786
Sandvik AB	26,465	534,804
Securitas AB (B Shares)	12,207	123,450
Skandinaviska Enskilda Banken AB (A Shares)	39,397	519,435
Skanska AB (B Shares)	8,447	147,051
SKF AB (B Shares)	8,459	176,543
Svenska Cellulosa AB SCA (B Shares)	15,039	221,142
Svenska Handelsbanken AB (A Shares)	36,213	310,538
Swedbank AB (A Shares)	21,078	406,244
Swedish Orphan Biovitrum AB (a)	4,840	125,344
Tele2 AB (B Shares)	13,313	124,548
Telefonaktiebolaget LM Ericsson (B Shares)	72,703	368,960
Telia Co. AB	58,564	134,235
Volvo AB:
(A Shares)	4,975	132,180
(B Shares)	37,456	963,216
Volvo Car AB	18,490	58,605
TOTAL SWEDEN		12,443,756
Switzerland - 5.9%
ABB Ltd. (Reg.)	39,709	1,929,398
Adecco SA (Reg.)	3,971	139,271
Alcon, Inc. (Switzerland)	12,404	959,396
Avolta AG (a)	2,462	93,105
Bachem Holding AG (B Shares)	837	72,979
Baloise Holdings AG	1,136	171,528
Banque Cantonale Vaudoise	747	78,174
Barry Callebaut AG	89	143,678
BKW AG	524	77,695
Clariant AG (Reg.)	5,325	79,824
Compagnie Financiere Richemont SA Series A	13,345	1,844,640
DSM-Firmenich AG	4,616	520,699
Ems-Chemie Holding AG	173	138,701
Geberit AG (Reg.)	830	445,676
Givaudan SA	229	983,012
Helvetia Holding AG (Reg.)	921	120,529
Julius Baer Group Ltd.	5,114	274,409
Kuehne & Nagel International AG	1,349	357,630
Lindt & Spruengli AG	2	231,493
Lindt & Spruengli AG (participation certificate)	31	357,803
Logitech International SA (Reg.)	4,082	319,988
Lonza Group AG	1,849	1,020,636
Novartis AG	50,884	4,938,677
Partners Group Holding AG	563	728,516
Sandoz Group AG	10,164	345,443
Schindler Holding AG:
(participation certificate)	1,008	252,206
(Reg.)	585	142,869
SGS SA (Reg.)	3,868	341,082
Sig Group AG	7,582	151,764
Sika AG	3,783	1,083,561
Sonova Holding AG	1,258	349,517
Straumann Holding AG	2,771	370,773
Swatch Group AG (Bearer)	703	147,708
Swatch Group AG (Bearer) (Reg.)	1,381	57,388
Swiss Life Holding AG	733	495,179
Swiss Prime Site AG	1,901	175,986
Swisscom AG	643	352,190
Temenos AG	1,586	99,206
UBS Group AG	81,649	2,155,693
VAT Group AG (c)	670	337,241
Zurich Insurance Group Ltd.	3,633	1,755,538
TOTAL SWITZERLAND		24,640,801
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	941	0
United Kingdom - 10.3%
3i Group PLC	24,164	863,318
Abrdn PLC	45,710	83,676
Admiral Group PLC	6,464	220,424
Ashtead Group PLC	10,863	792,985
Associated British Foods PLC	8,463	280,870
AstraZeneca PLC (United Kingdom)	38,482	5,820,362
Auto Trader Group PLC (c)	22,528	195,306
Aviva PLC	68,013	395,778
BAE Systems PLC	75,286	1,252,173
Barclays PLC	376,219	948,559
Barratt Developments PLC	24,191	137,446
Berkeley Group Holdings PLC	2,633	155,094
British American Tobacco PLC (United Kingdom)	49,966	1,466,816
BT Group PLC	160,529	205,804
Bunzl PLC	8,390	322,270
Burberry Group PLC	8,900	127,347
Centrica PLC	133,999	214,238
CK Hutchison Holdings Ltd.	66,556	323,248
Coca-Cola European Partners PLC	5,126	369,175
Compass Group PLC	42,428	1,180,081
Croda International PLC	3,290	189,518
DCC PLC (United Kingdom)	2,454	168,192
Diageo PLC	55,494	1,917,855
Entain PLC	15,860	155,887
Flutter Entertainment PLC (a)	4,394	819,461
Halma PLC	9,421	259,808
Hargreaves Lansdown PLC	8,832	89,811
HSBC Holdings PLC (United Kingdom)	475,585	4,122,349
Imperial Brands PLC	20,765	474,483
Informa PLC	34,106	339,147
InterContinental Hotel Group PLC	4,103	400,182
Intertek Group PLC	4,006	247,482
J Sainsbury PLC	41,148	135,431
JD Sports Fashion PLC	64,335	92,931
Kingfisher PLC	46,595	143,528
Land Securities Group PLC	17,577	142,872
Legal & General Group PLC	148,450	437,770
Lloyds Banking Group PLC	1,578,148	1,018,511
London Stock Exchange Group PLC	10,339	1,139,772
M&G PLC	55,871	140,395
Melrose Industries PLC	33,041	260,847
National Grid PLC	92,341	1,211,252
NatWest Group PLC	141,627	534,555
Next PLC	3,008	338,579
Ocado Group PLC (a)	14,400	63,535
Pearson PLC	15,536	188,511
Persimmon PLC	7,930	129,212
Phoenix Group Holdings PLC	18,647	114,125
Reckitt Benckiser Group PLC	17,720	990,672
RELX PLC (London Stock Exchange)	46,803	1,922,989
Rentokil Initial PLC	62,620	316,104
Rolls-Royce Holdings PLC (a)	208,944	1,071,470
Sage Group PLC	25,320	368,906
Schroders PLC	20,022	88,265
Segro PLC	31,569	334,511
Severn Trent PLC	6,683	206,013
Smith & Nephew PLC	21,701	262,922
Smiths Group PLC	8,622	174,102
Spirax-Sarco Engineering PLC	1,831	202,367
SSE PLC	27,133	563,997
St. James's Place PLC	13,621	74,140
Standard Chartered PLC (United Kingdom)	56,238	483,171
Taylor Wimpey PLC	87,752	144,629
Tesco PLC	175,151	646,670
Unilever PLC	62,071	3,210,983
United Utilities Group PLC	16,929	220,950
Vodafone Group PLC	571,443	481,899
Whitbread PLC	4,630	183,224
Wise PLC (a)	15,264	148,103
WPP PLC	26,680	267,418
TOTAL UNITED KINGDOM		42,994,476
United States of America - 8.9%
BP PLC	424,929	2,738,938
CRH PLC	17,223	1,342,050
CSL Ltd.	11,992	2,130,692
CyberArk Software Ltd. (a)	1,037	248,102
Experian PLC	22,809	919,977
Ferrovial SE	12,871	464,274
GSK PLC	102,157	2,119,443
Haleon PLC	170,022	718,061
Holcim AG	12,938	1,083,011
James Hardie Industries PLC CDI (a)	10,922	375,476
Monday.com Ltd. (a)	719	136,128
Nestle SA (Reg. S)	66,281	6,654,626
QIAGEN NV (Germany)	5,490	228,967
Roche Holding AG:
(Bearer)	796	208,514
(participation certificate)	17,440	4,178,872
Sanofi SA	28,258	2,791,693
Schneider Electric SA	13,509	3,080,232
Shell PLC (London)	161,425	5,738,436
Stellantis NV (Italy)	55,003	1,225,639
Swiss Re Ltd.	7,488	813,111
Tenaris SA	11,721	196,073
TOTAL UNITED STATES OF AMERICA		37,392,315
TOTAL COMMON STOCKS (Cost $345,833,047)		403,407,832

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,463	150,667
Dr. Ing. h.c. F. Porsche AG Series F (c)	2,827	251,678
Henkel AG & Co. KGaA	4,194	333,179
Porsche Automobil Holding SE (Germany)	3,801	193,667
Sartorius AG (non-vtg.)	651	196,127
Volkswagen AG	5,118	626,981

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,968,101)		1,752,299

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $498,400)	500,000	498,387

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	12,192,639	12,195,078
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	1,583,092	1,583,250
TOTAL MONEY MARKET FUNDS (Cost $13,778,328)		13,778,328

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $362,077,876)	419,436,846
NET OTHER ASSETS (LIABILITIES) - 0.0%	91,390
NET ASSETS - 100.0%	419,528,236

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	126	Jun 2024	14,285,250	(239,772)	(239,772)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,111,829 or 1.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,387.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,736,920	55,009,022	55,550,663	249,048	(201)	-	12,195,078	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	12,431,036	10,847,786	9,258	-	-	1,583,250	0.0%
Total	12,736,920	67,440,058	66,398,449	258,306	(201)	-	13,778,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,884,845	3,334,923	12,549,922	-
Consumer Discretionary	48,846,389	13,176,975	35,669,414	-
Consumer Staples	35,038,416	8,372,668	26,665,748	-
Energy	17,616,740	1,050,300	16,566,440	-
Financials	78,768,019	24,860,353	53,907,666	-
Health Care	52,587,961	7,926,449	44,661,512	-
Industrials	68,823,599	18,885,419	49,938,180	-
Information Technology	36,012,955	12,954,069	23,058,886	-
Materials	29,381,016	10,635,095	18,745,921	-
Real Estate	9,282,182	1,806,007	7,476,175	-
Utilities	12,918,009	3,214,863	9,703,146	-

Government Obligations	498,387	-	498,387	-

Money Market Funds	13,778,328	13,778,328	-	-
Total Investments in Securities:	419,436,846	119,995,449	299,441,397	-
Derivative Instruments: Liabilities
Futures Contracts	(239,772)	(239,772)	-	-
Total Liabilities	(239,772)	(239,772)	-	-
Total Derivative Instruments:	(239,772)	(239,772)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(239,772)
Total Equity Risk	0	(239,772)
Total Value of Derivatives	0	(239,772)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,474,362) - See accompanying schedule:
Unaffiliated issuers (cost $348,299,548)	$405,658,518
Fidelity Central Funds (cost $13,778,328)	13,778,328

Total Investment in Securities (cost $362,077,876)		$419,436,846
Cash		1
Foreign currency held at value (cost $322,670)		321,855
Receivable for fund shares sold		277,318
Dividends receivable		1,789,937
Reclaims receivable		1,033,830
Distributions receivable from Fidelity Central Funds		57,881
Receivable from investment adviser for expense reductions		4,849
Other receivables		5
Total assets		422,922,522
Liabilities
Payable for investments purchased on a delayed delivery basis	$20,859
Payable for fund shares redeemed	1,515,322
Payable for daily variation margin on futures contracts	211,450
Other payables and accrued expenses	63,405
Collateral on securities loaned	1,583,250
Total liabilities		3,394,286
Net Assets		$419,528,236
Net Assets consist of:
Paid in capital		$378,268,880
Total accumulated earnings (loss)		41,259,356
Net Assets		$419,528,236
Net Asset Value, offering price and redemption price per share ($419,528,236 ÷ 34,766,804 shares)		$12.07
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$6,340,783
Interest		13,761
Income from Fidelity Central Funds (including $9,258 from security lending)		258,306
Income before foreign taxes withheld		$6,612,850
Less foreign taxes withheld		(521,441)
Total income		6,091,409
Expenses
Custodian fees and expenses	$41,807
Independent trustees' fees and expenses	927
Total expenses before reductions	42,734
Expense reductions	(18,541)
Total expenses after reductions		24,193
Net Investment income (loss)		6,067,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,469,170)
Fidelity Central Funds	(201)
Foreign currency transactions	(32,053)
Futures contracts	975,054
Total net realized gain (loss)		(526,370)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	51,343,310
Assets and liabilities in foreign currencies	(28,416)
Futures contracts	499,302
Total change in net unrealized appreciation (depreciation)		51,814,196
Net gain (loss)		51,287,826
Net increase (decrease) in net assets resulting from operations		$57,355,042
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,067,216	$10,430,686
Net realized gain (loss)	(526,370)	(10,708,763)
Change in net unrealized appreciation (depreciation)	51,814,196	44,347,299
Net increase (decrease) in net assets resulting from operations	57,355,042	44,069,222
Distributions to shareholders	(10,572,093)	(7,730,928)

Share transactions
Proceeds from sales of shares	58,549,819	83,236,802
Reinvestment of distributions	10,572,093	7,730,928
Cost of shares redeemed	(22,899,757)	(84,194,891)

Net increase (decrease) in net assets resulting from share transactions	46,222,155	6,772,839
Total increase (decrease) in net assets	93,005,104	43,111,133

Net Assets
Beginning of period	326,523,132	283,411,999
End of period	$419,528,236	$326,523,132

Other Information
Shares
Sold	4,928,247	7,565,430
Issued in reinvestment of distributions	938,907	744,791
Redeemed	(1,944,699)	(7,565,907)
Net increase (decrease)	3,922,455	744,314

Financial Highlights
Fidelity® Series International Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$9.42	$12.55	$9.54	$10.41	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.34	.33	.24	.33
Net realized and unrealized gain (loss)	1.64	1.10	(3.17)	2.90	(.90)	.71
Total from investment operations	1.82	1.44	(2.83)	3.23	(.66)	1.04
Distributions from net investment income	(.34)	(.27)	(.30)	(.22)	(.20)	(.06)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.34)	(.27)	(.30)	(.22)	(.21)	(.06)
Net asset value, end of period	$12.07	$10.59	$9.42	$12.55	$9.54	$10.41
Total Return C,D	17.38%	15.30%	(23.05)%	34.15%	(6.52)%	11.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.05%	.05%	.06%	.11%	.24%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.02%	.01%
Expenses net of all reductions	.01% G	.01%	.01%	.01%	.02%	.01%
Net investment income (loss)	3.13% G	3.13%	3.14%	2.73%	2.47%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$419,528	$326,523	$283,412	$273,653	$129,230	$102,589
Portfolio turnover rate H	3 % G	18%	5%	6% I	3%	2%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$84,469,614
Gross unrealized depreciation	(28,321,994)
Net unrealized appreciation (depreciation)	$56,147,620
Tax cost	$363,049,455

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,738,530)
Long-term	(14,223,205)
Total capital loss carryforward	$(18,961,735)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	50,524,375	5,014,173

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Index Fund	990	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $16,659.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,882.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series International Index Fund	.01%
Actual		$ 1,000	$ 1,173.80	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891250.105
IIF-SANN-0624
Fidelity® SAI International Small Cap Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Banco de Sabadell SA (Spain, Banks)	0.4
Trelleborg AB (B Shares) (Sweden, Machinery)	0.3
Intermediate Capital Group PLC (United Kingdom, Capital Markets)	0.3
Ebara Corp. (Japan, Machinery)	0.3
Asics Corp. (Japan, Textiles, Apparel & Luxury Goods)	0.3
The Weir Group PLC (United Kingdom, Machinery)	0.3
B&M European Value Retail SA (United Kingdom, Broadline Retail)	0.3
Marks & Spencer Group PLC (United Kingdom, Consumer Staples Distribution & Retail)	0.2
NEXTDC Ltd. (Australia, IT Services)	0.2
Diploma PLC (United Kingdom, Trading Companies & Distributors)	0.2
2.8

Market Sectors (% of Fund's net assets)

Industrials	22.3
Consumer Discretionary	12.5
Financials	12.4
Real Estate	9.8
Materials	9.8
Information Technology	9.1
Consumer Staples	6.2
Health Care	5.3
Communication Services	3.4
Energy	3.4
Utilities	2.6

Asset Allocation (% of Fund's net assets)

Futures - 1.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Australia - 9.1%
Abacus Group unit	123,879	92,318
Abacus Storage King	161,126	117,509
Accent Group Ltd.	107,376	130,462
Adbri Ltd. (a)	108,885	220,886
AGL Energy Ltd.	169,017	1,029,409
Alpha HPA Ltd. (a)	179,984	125,061
ALS Ltd.	128,295	1,072,677
Altium Ltd.	33,068	1,397,119
Alumina Ltd. (a)	685,834	704,576
AMP Ltd.	767,492	540,188
Ansell Ltd.	39,992	657,512
APM Human Services International ltd.	88,495	69,045
ARB Corp. Ltd.	22,004	540,187
Arena (REIT) unit	97,390	229,783
Atlas Arteria Ltd. unit	323,047	1,075,887
Aub Group Ltd.	28,848	523,198
Audinate Group Ltd. (a)	21,255	255,182
Aussie Broadband Ltd. (a)(b)	65,019	155,084
Austal Ltd.	88,292	130,591
Australian Agricultural Co. Ltd. (a)	40,108	35,608
Australian Clinical Labs Ltd. (b)	33,238	52,172
AVZ Minerals Ltd. (a)(b)(c)	776,046	392,124
Bank of Queensland Ltd.	181,287	716,111
Bapcor Ltd.	95,418	357,272
Beach Energy Ltd.	447,417	458,148
Bega Cheese Ltd.	71,211	188,784
Bellevue Gold Ltd. (a)	318,205	359,538
Bendigo & Adelaide Bank Ltd.	156,558	981,326
Boral Ltd. (b)	76,432	281,246
Boss Energy Ltd. (a)(b)	112,562	354,280
Breville Group Ltd. (b)	27,743	456,781
Brickworks Ltd.	21,016	361,963
BWP Trust	159,500	364,998
Capricorn Metals Ltd. (a)	88,300	279,523
Centuria Capital Group unit	177,553	195,446
Centuria Industrial REIT	148,083	302,366
Centuria Office REIT unit	114,851	87,596
Cettire Ltd. (a)	68,222	129,684
Challenger Ltd.	123,150	530,580
Champion Iron Ltd.	107,066	485,205
Charter Hall Group unit	132,273	1,004,511
Charter Hall Long Wale REIT unit	178,714	386,557
Charter Hall Retail REIT	143,341	305,855
Charter Hall Social Infrastructure REIT	93,148	152,152
Cleanaway Waste Management Ltd.	588,497	1,018,083
Clinuvel Pharmaceuticals Ltd.	11,263	108,788
Codan Ltd./Australia	27,154	191,372
Collins Foods Ltd.	30,969	198,526
Coronado Global Resources, Inc. CDI (b)(d)	230,879	183,489
Corporate Travel Management Ltd.	34,424	337,264
Credit Corp. Group Ltd.	18,847	197,231
Cromwell Property Group unit	396,680	103,041
CSR Ltd.	133,321	760,435
Data#3 Ltd.	38,143	187,607
De Grey Mining Ltd. (a)	433,373	360,639
Deep Yellow Ltd. (a)	230,022	212,208
Deterra Royalties Ltd.	116,206	367,838
Dexus Industria (REIT)	61,526	115,683
Dicker Data Ltd.	24,826	171,025
Domain Holdings Australia Ltd.	68,856	130,131
Dominos Pizza Enterprises Ltd.	18,786	473,885
Downer EDI Ltd.	188,033	564,485
Eagers Automotive Ltd.	43,417	349,751
Elders Ltd.	43,274	235,115
Emerald Resources NL (a)	146,143	328,982
Evolution Mining Ltd.	548,737	1,415,074
EVT Ltd. (b)	24,605	188,311
Firefinch Ltd. (a)(b)(c)	325,521	42,175
Fleetpartners Group Ltd. (a)	68,204	157,924
Flight Centre Travel Group Ltd.	48,978	665,710
G8 Education Ltd.	201,408	158,203
Genesis Minerals Ltd. (a)	272,555	304,788
Gold Road Resources Ltd.	299,219	309,642
GrainCorp Ltd.	60,169	330,608
Growthpoint Properties Australia Ltd.	73,415	112,358
GUD Holdings Ltd.	38,784	254,686
Hansen Technologies Ltd.	50,016	151,558
Harvey Norman Holdings Ltd.	153,767	451,585
Healius Ltd. (a)(b)	180,121	138,756
HealthCo REIT	123,250	95,128
Helia Group Ltd.	82,805	212,539
Hmc Capital Ltd.	62,166	251,834
HomeCo Daily Needs (REIT) unit	459,461	360,234
HUB24 Ltd.	20,180	518,496
IGO Ltd.	189,608	944,377
Iluka Resources Ltd.	117,550	571,601
Imdex Ltd.	139,957	187,694
Incitec Pivot Ltd.	540,195	969,968
Ingenia Communities Group unit	106,787	316,510
Inghams Group Ltd.	97,675	231,185
Insignia Financial Ltd.	152,455	238,588
Integral Diagnostics Ltd.	673	1,107
IPH Ltd.	62,560	251,832
Iress Ltd. (a)	53,113	290,281
JB Hi-Fi Ltd.	30,505	1,190,369
Johns Lyng Group Ltd. (b)	57,471	206,093
Judo Capital Holdings Ltd. (a)(b)	207,638	178,278
Jumbo Interactive Ltd.	14,631	148,715
Karoon Energy Ltd. (a)	222,382	274,476
Kelsian Group Ltd.	49,355	175,407
Latin Resources Ltd. (a)	644,848	92,282
Lendlease Group unit	183,336	756,086
Leo Lithium Ltd. (a)(c)	273,636	89,517
Lifestyle Communities Ltd.	30,881	235,619
Link Administration Holdings Ltd.	120,864	174,423
Liontown Resources Ltd. (a)	400,147	314,025
Lovisa Holdings Ltd.	18,632	375,510
Lynas Rare Earths Ltd. (a)	257,302	1,075,871
MA Financial Group Ltd. (b)	26,504	78,646
Maas Group Holdings Ltd.	31,437	87,465
Mader Group Ltd. (b)	13,663	59,131
Magellan Financial Group Ltd.	51,142	290,391
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	426
McMillan Shakespeare Ltd.	15,300	182,628
Megaport Ltd. (a)	42,578	364,574
Metcash Ltd.	255,653	648,307
Monadelphous Group Ltd.	25,234	216,757
Mount Gibson Iron Ltd. (a)	153,301	43,912
Nanosonics Ltd. (a)	71,257	131,848
National Storage REIT unit	364,480	502,591
Netwealth Group Ltd.	37,570	472,876
Neuren Pharmaceuticals Ltd. (a)	32,852	403,356
New Hope Corp. Ltd.	154,701	450,028
NEXTDC Ltd. (a)	165,652	1,758,476
NIB Holdings Ltd.	135,221	645,753
Nick Scali Ltd.	20,076	201,273
Nine Entertainment Co. Holdings Ltd.	388,848	379,016
NRW Holdings Ltd.	118,619	211,730
Nufarm Ltd.	100,199	331,186
Objective Corp. Ltd.	8,056	64,505
oOh!media Ltd.	148,232	160,264
Orora Ltd.	376,673	527,980
Paladin Energy Ltd. (Australia) (a)	78,014	692,355
Pepper Money Ltd. (b)	46,370	44,250
Perenti Ltd.	223,141	136,964
Perpetual Trustees Australia Ltd. (b)	28,093	427,133
Perseus Mining Ltd. (Australia)	378,050	552,982
PEXA Group Ltd. (a)	36,531	284,148
Pinnacle Investment Management Group Ltd.	39,373	282,102
Platinum Asset Management Ltd.	117,190	80,658
PointsBet Holdings Ltd. warrants 7/8/24 (a)(c)	2,964	0
PolyNovo Ltd. (a)	186,350	241,805
Premier Investments Ltd.	24,244	466,349
Pro Medicus Ltd.	14,612	1,043,956
PWR Holdings Ltd.	22,260	168,507
Qube Holdings Ltd.	466,703	992,801
Ramelius Resources Ltd.	297,912	395,184
Red 5 Ltd. (a)	763,003	218,542
Redox Ltd.	49,358	98,591
Region RE Ltd. unit	318,938	447,104
Regis Resources Ltd. (a)	209,063	294,482
Resolute Mng Ltd. (a)	588,915	159,987
Rural Funds Group unit (b)	103,941	134,556
Sandfire Resources NL (a)	125,899	758,293
Sigma Healthcare Ltd.	289,405	235,657
Silex Systems Ltd. (a)	49,176	159,843
Silver Lake Resources Ltd. (a)	258,849	238,864
SiteMinder Ltd. (a)	60,684	221,265
Smartgroup Corp. Ltd.	34,948	214,289
Stanmore Resources Ltd.	86,889	185,717
Steadfast Group Ltd.	291,898	1,062,340
Strike Energy Ltd. (a)(b)	673,383	95,335
Super Retail Group Ltd.	44,348	412,365
Tabcorp Holdings Ltd.	645,192	302,735
Technology One Ltd.	80,700	835,827
Telix Pharmaceuticals Ltd. (a)	68,072	653,291
Temple & Webster Group Ltd. (a)	23,415	170,889
The Star Entertainment Group Ltd. (a)(b)	673,490	173,613
Tyro Payments Ltd. (a)	121,564	74,595
Ventia Services Group Pty Ltd.	224,168	521,717
Viva Energy Group Ltd. (d)	301,315	659,727
Vulcan Steel Ltd.	18,365	89,535
Waypoint (REIT) unit	175,938	263,999
Webjet Ltd. (a)(b)	107,883	566,285
Weebit Nano Ltd. (a)(b)	49,192	98,917
West African Resources Ltd. (a)	268,570	227,574
Westgold Resources Ltd.	130,314	186,171
Whitehaven Coal Ltd.	221,936	1,097,804
WorleyParsons Ltd.	102,689	991,277
Yancoal Australia Ltd. (b)	91,311	325,974
TOTAL AUSTRALIA		66,490,974
Austria - 1.0%
ams-OSRAM AG (a)	283,256	344,036
Andritz AG	18,849	1,033,945
AT&S Austria Technologie & Systemtechnik AG	7,377	164,225
BAWAG Group AG (d)	20,865	1,251,413
CA Immobilien Anlagen AG	10,196	331,876
DO & CO Restaurants & Catering AG	2,120	325,342
EVN AG	9,978	307,210
Immofinanz AG (a)	9,509	235,941
Immofinanz AG (a)(c)	25,803	0
Kontron AG	11,035	222,341
Lenzing AG (a)	5,539	179,406
Oesterreichische Post AG	9,291	296,469
Palfinger AG	4,155	93,562
PORR AG	5,382	81,675
Raiffeisen International Bank-Holding AG	36,866	683,788
S IMMO AG rights (a)(c)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,911	141,973
UNIQA Insurance Group AG	34,129	300,485
Vienna Insurance Group AG	10,590	330,573
Wienerberger AG	29,482	1,055,905
TOTAL AUSTRIA		7,380,165
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	191,316	185,988
Bailiwick of Jersey - 0.1%
JTC PLC (d)	44,327	473,574
Belgium - 1.3%
Ackermans & Van Haaren SA	6,513	1,122,534
Aedifica SA	13,341	856,387
Aedifica SA rights (a)(e)	11,214	22,925
Barco NV	19,889	277,630
Bekaert SA	9,795	491,929
Bpost SA (b)	29,684	117,053
Cofinimmo SA	10,324	686,407
Colruyt NV	12,497	579,084
Deme Group NV	2,093	333,707
Fagron NV	18,143	353,167
Galapagos NV (a)	13,058	369,341
KBC Ancora	9,873	477,829
Kinepolis Group NV	3,800	162,417
Melexis NV	5,676	477,325
Montea SICAFI SCA	4,550	391,374
Ontex Group NV (a)(b)	18,119	182,924
Proximus	37,222	274,687
Recticel SA (b)	12,240	161,714
Retail Estates NV	3,156	220,946
Shurgard Self Storage SA	9,601	394,478
Solvay SA Class A	20,830	672,882
Tessenderlo Group	7,070	181,837
VGP NV	3,848	420,514
X-Fab Silicon Foundries SE (a)(d)	16,473	114,797
Xior Student Housing NV (a)	9,309	278,168
Xior Student Housing NV:
rights (a)(e)	9,309	5,183
rights (a)(e)	9,309	12,078
TOTAL BELGIUM		9,639,317
Bermuda - 0.0%
Cool Co. Ltd.	6,859	74,712
China - 0.3%
CITIC 1616 Holdings Ltd.	453,000	153,627
E-Commodities Holdings Ltd.	342,000	70,732
Fosun Tourism Group (a)(b)(d)	67,800	32,111
Health & Happiness H&H International Holdings Ltd.	61,500	79,954
Kerry Logistics Network Ltd.	99,000	92,659
Sasseur (REIT)	153,600	75,837
Shangri-La Asia Ltd.	360,000	251,097
Theme International Holdings Ltd.	1,390,000	106,162
TI Fluid Systems PLC (d)	92,743	160,619
VSTECS Holdings Ltd.	180,000	114,619
Yangzijiang Shipbuilding Holdings Ltd.	722,700	927,667
Yanlord Land Group Ltd. (a)	157,800	51,780
TOTAL CHINA		2,116,864
Cyprus - 0.0%
Atalaya Mining PLC	26,870	149,243
Denmark - 2.2%
ALK-Abello A/S (a)	36,893	688,883
Alm. Brand A/S	238,893	415,309
Ambu A/S Series B (a)	52,660	848,042
Bavarian Nordic A/S (a)	21,987	482,909
Better Collective A/S (a)	10,759	288,491
Cadeler A/S (a)	47,156	224,138
cBrain A/S	3,040	122,446
Cementir SpA	13,266	140,725
Chemometec A/S	4,312	184,477
D/S Norden A/S	6,291	265,902
DFDS A/S	9,665	296,219
FLSmidth & Co. A/S	12,110	608,888
GN Store Nord A/S (a)	38,012	1,036,656
H Lundbeck A/S	78,652	383,081
H Lundbeck A/S Class A	11,007	46,382
ISS A/S	44,125	828,342
Jyske Bank A/S (Reg.)	13,441	1,093,335
Matas A/S	9,558	154,538
Netcompany Group A/S (a)(d)	12,629	461,871
Nilfisk Holding A/S (a)	3,393	71,366
NKT A/S (a)	15,023	1,255,338
NTG Nordic Transport Group A/S (a)	1,549	62,834
Per Aarsleff Holding A/S	4,985	233,954
Ringkjoebing Landbobank A/S	7,655	1,290,273
Royal Unibrew A/S	14,059	1,062,135
Scandinavian Tobacco Group A/S (d)	15,528	250,620
Schouw & Co.	3,497	281,205
Solar Holding A/S	1,496	70,210
Spar Nord Bank A/S	20,437	362,602
Svitzer A/S	3,966	133,271
Sydbank A/S	15,791	805,716
Topdanmark A/S	12,627	526,840
Zealand Pharma A/S (a)	14,869	1,346,718
TOTAL DENMARK		16,323,716
Egypt - 0.1%
Centamin PLC	317,264	480,482
Faroe Islands - 0.1%
Bakkafrost	14,082	860,753
Finland - 1.2%
Cargotec Corp. (B Shares)	10,776	851,011
Citycon Oyj (b)	24,123	98,806
Finnair Oyj (a)	25,014	78,483
Huhtamaki Oyj	26,986	1,035,629
Kemira Oyj	29,921	652,045
Kempower OYJ (a)(b)	5,352	109,835
Kojamo OYJ	34,896	387,307
Konecranes Oyj	18,733	989,997
Mandatum Holding OY	112,651	523,202
Marimekko Oyj	8,481	115,490
Metsa Board OYJ (B Shares)	45,539	327,802
Musti Group OYJ	1,885	50,292
Nokian Tyres PLC	33,380	292,110
Outokumpu Oyj (A Shares)	100,120	406,557
Puuilo Oyj	21,052	229,610
Qt Group Oyj (a)(b)	5,383	417,355
Revenio Group Oyj	5,825	162,871
TietoEVRY Oyj	29,849	565,105
Tokmanni Group Corp.	12,989	197,393
Valmet Corp. (b)	43,732	1,094,897
YIT OYJ	35,975	74,865
TOTAL FINLAND		8,660,662
France - 3.6%
Abivax SA (a)	10,112	159,283
Air France KLM (Reg.) (a)(b)	33,595	345,547
Altarea SCA	1,151	99,619
ALTEN	8,367	988,469
Antin Infrastructure Partners SA	9,875	126,463
Atos SE (a)(b)	26,115	56,409
Aubay	1,973	86,329
Believe SA (a)	6,761	108,230
Beneteau SA (b)	10,792	140,740
Bonduelle SCA	4,507	38,960
Carmila SA	19,632	330,192
Coface SA	29,592	456,339
Compagnie des Alpes	5,589	81,238
Compagnie Plastic Omnium SA	16,595	203,313
Derichebourg	27,934	118,947
Elior SA (a)(b)(d)	30,721	84,718
Elis SA	52,211	1,176,798
Equasens	1,492	93,784
Eramet SA	2,380	232,023
Esker SA	1,493	278,514
Etablissements Maurel & Prom	16,301	104,031
Euroapi SASU (a)	14,284	45,000
Eutelsat Communications (a)(b)	41,638	168,235
Exclusive Networks SA (a)	3,672	78,375
Fnac Darty SA	3,304	116,535
Forvia SE (a)	44,272	708,706
Gaztransport et Technigaz SA	9,834	1,374,825
Gl Events	2,031	40,749
ICADE	9,852	262,851
ID Logistics Group (a)	770	284,323
Imerys SA	9,652	311,903
Interparfums SA	5,731	290,822
Ipsos SA	10,844	727,924
JCDecaux SA (a)	18,084	378,651
Kaufman & Broad SA	2,972	95,944
LISI	3,788	99,447
Manitou BF SA	2,742	67,450
Mercialys SA	25,903	280,860
Mersen SA	6,058	224,985
Metropole Television SA	6,847	96,892
Neoen SA (d)	19,191	589,023
Nexans SA	8,592	920,606
Nexity	12,318	138,556
Orpea (a)	21,909	299,280
OVH Groupe SAS (a)(b)	10,511	74,876
Peugeot Invest	1,437	162,251
Pierre Et Vacances La Defense (a)	36,328	55,828
Pluxee France SA	24,860	766,469
Quadient SA	8,063	154,715
Rubis SCA	27,373	949,405
SCOR SE	42,686	1,395,790
Seche Environment SA	656	73,509
Societe BIC SA	6,545	460,998
Soitec SA (a)	7,019	693,637
Sopra Steria Group	4,318	949,283
SPIE SA	39,488	1,440,400
Technip Energies NV	43,088	1,022,673
Television Francaise 1 SA	11,718	107,297
Trigano SA	2,453	375,660
Ubisoft Entertainment SA (a)	26,773	633,444
Valeo SA	58,373	739,790
Vallourec SA (a)	44,901	779,392
Valneva SE (a)(b)	28,637	103,298
Verallia SA (d)	20,698	799,618
Vicat SA	4,997	184,781
Virbac SA	1,168	432,532
Voltalia SA (a)(b)	11,773	98,252
VusionGroup (a)(b)	2,039	335,760
Wavestone	2,072	118,301
Wendel SA	7,445	763,146
TOTAL FRANCE		26,582,993
Gabon - 0.0%
BW Energy Ltd. (a)	17,758	46,519
Georgia - 0.2%
Bank of Georgia Group PLC	9,606	645,771
TBC Bank Group PLC	11,706	506,102
TOTAL GEORGIA		1,151,873
Germany - 4.3%
1&1 AG	9,801	172,584
About You Holding AG (a)(b)	15,279	73,457
Adesso AG (b)	888	103,675
Adtran Networks SE (a)	4,998	106,251
Aixtron AG	31,768	741,115
Amadeus Fire AG	1,494	179,848
Aroundtown SA (a)(b)	216,757	451,658
ATOSS Software AG	1,098	295,290
Aurubis AG	8,692	697,563
Auto1 Group SE (a)(d)	26,800	136,713
BayWa AG (b)	4,479	107,550
Bilfinger Berger AG	7,990	372,627
Borussia Dortmund GmbH & Co. KGaA (a)	21,823	86,171
CANCOM AG (b)	9,403	294,022
CECONOMY AG (a)	39,286	90,644
Cewe Stiftung & Co. KGAA	1,439	153,263
CompuGroup Medical AG	7,671	230,204
CTS Eventim AG	17,422	1,546,918
CureVac NV (a)	27,651	70,055
Datagroup AG	1,166	58,485
Dermapharm Holding SE	5,461	182,999
Deutsche Pfandbriefbank AG (b)(d)	38,451	182,687
Deutz AG	33,238	193,498
Duerr AG	14,358	369,281
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,055	161,069
ELMOS Semiconductor AG	1,712	142,510
ElringKlinger AG	8,898	63,433
Encavis AG (a)	33,761	608,903
Energiekontor AG	1,946	133,952
Evotec OAI AG (a)(b)	39,752	409,653
Fielmann AG	6,951	325,284
Flatex AG	21,191	277,826
Formycon AG (a)	2,441	106,676
Fraport AG Frankfurt Airport Services Worldwide (a)	10,388	521,932
Freenet AG	33,165	921,652
Gerresheimer AG	9,671	1,042,410
GFT Technologies AG	4,979	146,655
Grand City Properties SA (a)	19,475	217,190
Grenkeleasing AG	7,751	181,154
Hamborner (REIT) AG	20,435	139,573
Hamburger Hafen und Logistik AG (b)	6,200	111,292
Heidelberger Druckmaschinen AG (a)(b)	79,430	80,105
HelloFresh AG (a)	44,299	297,023
Hensoldt AG	17,816	700,828
Hornbach Holding AG & Co. KGaA	2,181	171,309
Hugo Boss AG	15,775	850,845
Hypoport AG (a)(b)	1,260	334,285
Ionos SE (a)	5,797	148,787
Jenoptik AG	14,528	391,328
JOST Werke AG (d)	3,278	158,472
K+S AG	50,052	749,152
KION Group AG	20,190	934,699
Kloeckner & Co. AG	15,129	107,369
Knaus Tabbert AG (b)	1,143	51,842
Krones AG	3,900	514,433
Lanxess AG	24,196	685,057
MBB SE	473	52,700
Medios AG (a)	3,861	58,346
Metro Wholesale & Food Specialist AG	31,554	169,046
Montana Aerospace AG (a)(d)	7,799	150,677
Morphosys AG (a)(b)	10,524	743,133
mutares AG	3,749	168,639
Nagarro SE (a)	2,292	174,768
Nordex SE (a)(b)	33,290	471,089
NORMA Group AG	8,400	167,636
Northern Data AG (a)(b)	3,354	92,885
Patrizia Immobilien AG (b)	11,706	103,689
Pfeiffer Vacuum Technology AG	1,075	177,363
PNE AG (b)	8,570	122,738
ProSiebenSat.1 Media AG	39,609	308,576
PVA TePla AG (a)	6,052	120,584
SAF-Holland SA	12,570	242,538
Salzgitter AG	6,619	170,944
Schaeffler AG	34,362	200,958
SCHOTT Pharma AG & Co. KGaA	10,598	444,717
secunet Security Network AG (b)	444	71,455
SGL Carbon AG (a)(b)	17,967	129,044
Siltronic AG	4,537	353,942
Sirius Real Estate Ltd.	379,149	461,448
Sixt SE (b)	3,918	376,316
SMA Solar Technology AG	4,338	228,791
Softwareone Holding AG	31,111	529,995
Stabilus Se	6,795	422,045
Steico AG (b)	1,798	71,380
STRATEC Biomedical Systems AG	2,157	99,674
Stroeer SE & Co. KGaA	9,337	599,361
Suedzucker AG (Bearer)	16,815	240,463
Suess MicroTec AG	5,259	261,819
TAG Immobilien AG (a)	49,228	703,459
Takkt AG	6,467	89,997
TeamViewer AG (a)(d)	39,070	517,441
Thyssenkrupp AG	137,443	690,566
Thyssenkrupp Nucera AG & Co. (b)(d)	6,868	88,174
TUI AG (GB) (a)(b)	127,788	903,775
United Internet AG	26,852	648,782
Varta AG (a)(b)	5,322	53,190
VERBIO Vereinigte BioEnergie AG (b)	5,353	112,084
VIB Vermoegen AG (a)	3,331	39,174
Vitesco Technologies Group AG	2,220	151,272
Vossloh AG	2,405	116,781
Wacker Chemie AG	5,126	550,329
Wacker Construction Equipment AG	5,737	102,736
Wuestenrot & Wuerttembergische AG	6,414	90,354
TOTAL GERMANY		31,428,129
Ghana - 0.0%
Tullow Oil PLC (a)(b)	338,904	153,722
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	38,406	791,093
Hong Kong - 1.3%
ASMPT Ltd.	86,700	1,077,480
Bank of East Asia Ltd.	292,202	367,910
C-Mer Eye Care Holdings Ltd. (a)	150,000	56,527
Cafe de Coral Holdings Ltd.	96,000	99,565
Chow Sang Sang Holdings International Ltd.	103,000	110,660
Citychamp Watch & Jewel Gr Ltd. (a)	370,000	49,095
CK Life Sciences International Holding, Inc. (b)	800,000	38,185
Cowell e Holdings, Inc. (a)(b)	71,000	161,082
Dah Sing Banking Group Ltd.	114,400	93,544
Dah Sing Financial Holdings Ltd.	53,200	149,008
Fortune (REIT)	414,000	203,389
Giordano International Ltd.	308,000	78,602
Guotai Junan International Holdings Ltd.	791,000	57,282
HKBN Ltd.	235,000	70,691
Hong Kong Resources Holdings Co. Ltd. (a)(e)	4,141	498
Hutchison Port Holdings Trust	1,382,600	176,803
Hutchison Telecommunications Hong Kong Holdings Ltd.	408,000	53,669
Hysan Development Co. Ltd.	170,000	264,959
Johnson Electric Holdings Ltd.	101,535	138,512
Kerry Properties Ltd.	166,000	321,810
Luk Fook Holdings International Ltd.	101,000	242,134
Man Wah Holdings Ltd.	442,400	322,886
Melco Crown Entertainment Ltd. sponsored ADR (a)	61,529	402,400
Melco International Development Ltd. (a)	201,000	150,986
New World Development Co. Ltd. (b)	391,000	415,223
Nissin Foods Co. Ltd.	57,000	37,369
NWS Holdings Ltd.	269,000	227,398
Pacific Basin Shipping Ltd.	1,484,000	513,847
PAX Global Technology Ltd.	189,000	158,132
PCCW Ltd.	1,172,000	585,993
Perfect Shape (PRC) Holdings Ltd.	102,931	31,884
Realord Group Holdings Ltd. (a)(b)	122,000	84,158
SmarTone Telecommunications Holdings Ltd.	92,000	42,840
Stella International Holdings Ltd.	157,500	287,096
Sunevision Holdings Ltd.	191,000	60,688
Super Hi International Holding Ltd. (a)(b)	55,000	99,651
Texhong International Group Ltd. (a)	77,000	41,819
The United Laboratories International Holdings Ltd.	276,000	325,472
United Energy Group Ltd. (b)	2,168,000	154,649
Value Partners Group Ltd. (b)	378,000	86,208
Vitasoy International Holdings Ltd.	222,000	165,692
Viva Goods Co. Ltd.	1,160,000	109,152
Vtech Holdings Ltd.	45,000	260,109
Xinyi Glass Holdings Ltd.	475,000	507,588
Yue Yuen Industrial (Holdings) Ltd.	228,500	404,572
TOTAL HONG KONG		9,287,217
Indonesia - 0.2%
First Pacific Co. Ltd.	642,000	300,247
First Resources Ltd.	151,600	156,181
Golden Agri-Resources Ltd.	1,767,400	353,208
Nickel Industries Ltd.	464,864	279,204
TOTAL INDONESIA		1,088,840
Ireland - 0.4%
C&C Group PLC (United Kingdom)	112,161	230,968
Cairn Homes PLC	170,815	288,389
COSMO Pharmaceuticals NV	2,515	197,807
Dalata Hotel Group PLC	60,602	272,926
Glanbia PLC	55,374	1,054,257
Glenveagh Properties PLC (a)(d)	150,592	205,068
Greencore Group PLC (a)	130,511	214,939
Irish Residential Properties REIT PLC	125,739	132,981
Keywords Studios PLC	21,543	309,569
Origin Enterprises PLC	31,065	111,061
Uniphar PLC	66,686	182,900
TOTAL IRELAND		3,200,865
Israel - 2.8%
Africa Israel Residences Ltd.	1,772	106,463
Airport City Ltd. (a)	19,341	298,981
Alony Hetz Properties & Investments Ltd.	43,499	282,735
Amot Investments Ltd.	66,918	281,862
Ashtrom Group Ltd.	11,846	163,998
Aura Investments Ltd.	41,417	160,725
Azorim Investment Development & Construction Co. Ltd. (a)	20,723	94,929
Bezeq The Israel Telecommunication Corp. Ltd.	540,724	671,705
Big Shopping Centers Ltd. (a)	3,795	392,112
Blue Square Real Estate Ltd.	1,540	115,449
Camtek Ltd.	8,149	676,243
Cellcom Israel Ltd. (Israel) (a)	29,235	122,592
Clal Insurance Enterprises Holdings Ltd. (a)	17,395	291,354
Danel Adir Yeoshua Ltd.	1,450	131,373
Danya Cebus Ltd.	2,185	50,151
Delek Automotive Systems Ltd.	17,504	98,849
Delek Group Ltd.	2,620	310,200
Delta Galil Industries Ltd.	2,830	126,159
Elco Ltd.	2,644	81,193
Electra Consumer Products 1970 Ltd.	3,515	75,126
Electra Israel Ltd.	605	231,222
Electra Real Estate Ltd.	6,182	60,174
Energean PLC (b)	43,688	602,677
Energix-Renewable Energies Ltd.	75,347	282,125
Enlight Renewable Energy Ltd. (a)	33,116	534,136
Equital Ltd. (a)	6,490	179,871
Fattal Holdings 1998 Ltd. (a)	2,045	248,571
FIBI Holdings Ltd.	5,061	211,954
First International Bank of Israel	15,539	619,209
Formula Systems (1985) Ltd.	2,835	206,849
Fox Wizel Ltd.	2,304	182,699
G City Ltd. (a)	28,254	82,233
Harel Insurance Investments and Financial Services Ltd.	29,774	273,179
Hilan Ltd.	4,409	248,280
Isracard Ltd.	57,279	210,339
Israel Canada T.R Ltd.	44,394	164,090
Israel Corp. Ltd. (Class A)	1,055	252,524
Isras Holdings Ltd.	1,067	83,298
Isras Investment Co. Ltd.	507	96,951
Ituran Location & Control Ltd.	4,154	106,675
Kornit Digital Ltd. (a)	13,855	213,506
Kvutzat Acro Ltd.	7,578	83,787
M Yochananof & Sons Ltd.	1,428	74,078
Magic Software Enterprises Ltd.	7,505	88,937
Matrix IT Ltd.	9,677	195,524
Maytronics Ltd.	13,448	115,012
Mega Or Holdings Ltd.	6,528	169,723
Melisron Ltd.	7,329	503,793
Menora Mivtachim Holdings Ltd.	6,004	144,610
Migdal Insurance & Financial Holdings Ltd.	115,597	146,781
Mivne Real Estate KD Ltd.	169,976	409,988
Nano Dimension Ltd. ADR (a)(b)	62,726	151,170
Naphtha Israel Petroleum Corp. Ltd. (a)	8,696	45,111
Nayax Ltd. (a)	2,360	63,042
Next Vision Stabilized Systems Ltd.	15,199	203,106
Nova Ltd. (a)	8,081	1,398,001
Oddity Tech Ltd. (b)	8,969	291,851
Oil Refineries Ltd.	689,615	200,711
One Software Technologies Ltd.	12,875	178,725
OPC Energy Ltd. (a)	31,072	234,100
OY Nofar Energy Ltd. (a)	4,932	123,114
Partner Communications Co. Ltd. (a)	35,881	167,722
Paz Oil Co. Ltd.	2,800	279,877
Perion Network Ltd. (a)	13,021	163,874
Plus500 Ltd.	22,322	603,035
Prashkovsky Investments & Construction Ltd.	2,104	49,636
Radware Ltd. (a)	10,416	172,176
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,471	140,864
Reit 1 Ltd.	55,418	223,055
Retailors Ltd.	5,345	117,452
Sapiens International Corp. NV	9,359	290,401
Sella Capital Real Estate Ltd.	60,937	123,270
Shapir Engineering and Industry Ltd.	39,508	216,248
Shikun & Binui Ltd. (a)	94,104	202,385
Shufersal Ltd.	74,625	493,026
Similarweb Ltd. (a)	7,556	55,839
Strauss Group Ltd.	14,307	263,072
Summit Real Estate Holdings Ltd.	11,225	135,931
Tadiran Group Ltd.	828	57,647
Tel Aviv Stock Exchange Ltd.	25,697	170,253
The Phoenix Holdings Ltd.	46,382	445,145
Tower Semiconductor Ltd. (a)	30,747	1,004,178
WalkMe Ltd. (a)	6,276	48,827
YH Dimri Construction & Development Ltd.	2,116	165,925
ZIM Integrated Shipping Services Ltd. (b)	27,341	362,268
TOTAL ISRAEL		20,396,031
Italy - 3.5%
A2A SpA	436,901	865,147
ACEA SpA	11,576	201,122
Anima Holding SpA (d)	49,848	234,177
Ariston Holding NV (b)	17,274	89,188
Arnoldo Mondadori Editore SpA	35,543	85,156
Ascopiave SpA	15,273	40,096
Azimut Holding SpA	30,046	794,252
Banca Generali SpA	16,120	633,424
Banca IFIS SpA	6,578	147,000
Banca Mediolanum S.p.A.	61,651	669,782
Banca Monte dei Paschi di Siena SpA	264,417	1,283,946
Banca Popolare di Sondrio SCARL	101,884	854,623
BFF Bank SpA (d)	49,635	638,294
BPER Banca	277,153	1,446,649
Brembo N.V.	42,218	539,399
Brunello Cucinelli SpA	9,520	976,351
Buzzi SpA	26,904	972,187
Carel Industries SpA (d)	14,398	292,253
CIR SpA (a)	184,819	110,454
Credito Emiliano SpA	23,621	250,067
Cromwell European (REIT)	90,290	143,406
d'Amico International Shipping SA	11,764	84,492
Danieli & C. Officine Meccaniche SpA	2,929	101,277
Datalogic SpA	5,662	34,382
De'Longhi SpA	21,121	695,595
Digital Value SpA	660	41,205
El.En. Group SpA	13,816	174,427
Enav SpA (d)	76,876	317,011
ERG SpA	16,859	455,196
Eurogroup Laminations SpA (b)	23,903	104,588
Ferretti SpA	41,546	127,250
Fila SpA	8,934	83,998
Fincantieri Cantieri Navali It (a)(b)	148,245	112,485
GVS SpA (a)(d)	19,100	111,702
Hera SpA	228,544	826,828
Illimity Bank SpA	16,486	91,928
Industrie de Nora SpA (b)	9,271	125,060
Intercos SpA	13,258	185,917
Interpump Group SpA	21,348	935,909
Iren SpA	178,731	359,357
Italgas SpA	135,778	753,492
Iveco Group NV	49,370	621,978
Juventus Football Club SpA (a)(b)	45,405	85,622
Lottomatica Group SpA	24,270	281,802
LU-VE SpA	2,143	49,399
Maire Tecnimont SpA	41,101	341,693
MARR SpA	9,292	119,790
MFE-MediaForEurope NV	16,224	65,309
MFE-MediaForEurope NV Class A	45,734	134,611
OVS (d)	60,867	159,405
Pharmanutra SpA (b)	1,087	61,946
Piaggio & C SpA	47,160	138,103
Pirelli & C. SpA (d)	84,009	535,057
Rai Way SpA (d)	26,048	147,888
Reply SpA	6,280	824,348
SAES Getters SpA	3,230	90,658
Safilo Group SpA (a)	61,717	76,798
Saipem SpA (a)	334,903	773,432
Salcef Group SpA	6,015	165,937
Salvatore Ferragamo Italia SpA (b)	19,478	193,942
Sanlorenzo SpA	3,390	148,873
Saras SpA	117,874	222,657
Seco SpA (a)(b)	11,009	42,648
Sesa SpA	2,143	224,013
SOL SpA	10,007	386,063
Tamburi Investment Partners SpA	25,261	245,862
Technogym SpA (d)	38,931	368,316
Technoprobe SpA (a)	42,423	339,780
Tinexta SpA	5,817	110,128
Tod's SpA (a)	2,698	123,868
Unipol Gruppo SpA	110,081	989,169
Webuild SpA	114,675	289,064
Webuild SpA warrants 8/2/30 (a)	6,588	16,607
Wiit SpA	3,542	60,858
Zignago Vetro SpA	9,847	131,569
TOTAL ITALY		25,556,265
Japan - 33.5%
77 Bank Ltd.	15,200	429,709
Abalance Corp. (b)	2,800	35,828
ABC-MART, Inc.	27,800	553,728
ACOM Co. Ltd.	133,200	343,459
Activia Properties, Inc.	193	479,016
Adastria Co. Ltd.	6,800	148,065
Adeka Corp.	21,900	455,098
Advance Logistics Investment Corp.	167	128,844
Advance Residence Investment Corp.	381	823,728
Aeon (REIT) Investment Corp.	469	410,151
Aeon Delight Co. Ltd.	5,500	130,087
AEON Financial Service Co. Ltd.	31,000	258,050
Aeon Hokkaido Corp.	13,300	78,230
AEON MALL Co. Ltd.	25,100	286,966
Ai Holdings Corp.	9,400	144,577
Aica Kogyo Co. Ltd.	14,900	345,371
Aichi Corp.	7,500	50,423
Aichi Financial Group, Inc.	11,300	213,133
Aida Engineering Ltd.	11,700	66,233
Aiful Corp.	89,500	259,973
Ain Holdings, Inc.	7,600	287,633
Air Water, Inc.	51,400	771,782
Airtrip Corp.	4,000	35,908
Alfresa Holdings Corp.	48,200	714,299
Alpen Co. Ltd.	4,400	57,996
Alps Alpine Co. Ltd.	52,400	473,002
Amada Co. Ltd.	95,400	1,041,965
Amano Corp.	15,100	363,174
Amvis Holdings, Inc.	10,900	148,708
Anicom Holdings, Inc.	21,200	79,854
Anritsu Corp.	38,400	292,767
Anycolor, Inc. (a)(b)	6,900	94,985
Aoki International Co. Ltd.	9,700	68,335
Aoyama Trading Co. Ltd.	11,800	121,201
Aozora Bank Ltd. (b)	31,600	490,967
Appier Group, Inc. (a)	19,300	159,073
Arata Corp.	8,000	177,248
Arcland Sakamoto Co. Ltd.	13,280	163,480
ARCS Co. Ltd.	11,100	217,857
ARE Holdings, Inc.	19,700	254,634
Argo Graphics, Inc.	4,600	118,007
Ariake Japan Co. Ltd.	5,000	162,918
Artience Co. Ltd.	10,400	192,738
As One Corp.	15,600	257,014
Asahi Yukizai Corp.	3,500	109,280
Asics Corp.	45,100	1,933,092
ASKUL Corp.	10,900	164,615
Atom Corp. (a)(b)	31,700	181,367
Autobacs Seven Co. Ltd.	18,000	182,000
Avex, Inc.	8,600	70,805
Axial Retailing, Inc.	18,000	120,301
AZ-Com Maruwa Holdings, Inc.	16,400	125,685
Bank of Nagoya Ltd.	2,800	125,034
Base Co. Ltd.	2,300	50,937
BayCurrent Consulting, Inc.	37,100	789,754
Belc Co. Ltd.	2,900	138,398
Bell System24 Holdings, Inc.	9,000	88,429
Belluna Co. Ltd.	12,900	51,943
Bengo4.Com, Inc. (a)(b)	2,200	40,164
Bic Camera, Inc.	26,100	253,438
Biprogy, Inc.	21,500	625,465
BML, Inc.	5,900	108,978
Bunka Shutter Co. Ltd.	13,900	149,810
C. Uyemura & Co. Ltd.	2,700	176,733
Calbee, Inc.	22,500	491,435
Canon Electronics, Inc.	5,300	75,644
Canon Marketing Japan, Inc.	12,600	346,215
Casio Computer Co. Ltd.	54,200	451,555
Cawachi Ltd.	3,500	63,163
Cellebrite DI Ltd. (a)(b)	14,491	156,648
Central Glass Co. Ltd.	5,300	94,119
Change Holdings, Inc. (b)	11,100	83,110
Chiyoda Corp. (a)	43,100	118,847
Chofu Seisakusho Co. Ltd.	4,600	66,502
Chudenko Corp.	7,200	145,278
Chugin Financial Group, Inc.	41,900	352,849
Chugoku Electric Power Co., Inc.	81,100	556,768
Chugoku Marine Paints Ltd.	10,400	136,108
Ci Takiron Corp.	11,000	45,584
Citizen Watch Co. Ltd.	62,300	413,858
CKD Corp.	15,500	289,680
Coca-Cola Bottlers Japan, Inc.	37,700	527,820
COLOPL, Inc.	16,500	63,771
Colowide Co. Ltd.	21,000	286,099
Comforia Residential REIT, Inc.	192	415,631
COMSYS Holdings Corp.	31,500	737,338
Comture Corp.	6,700	82,053
Cosmo Energy Holdings Co. Ltd.	17,200	822,254
Cosmos Pharmaceutical Corp.	5,600	515,167
Cover Corp. (a)(b)	8,400	89,748
CRE Logistics REIT, Inc.	164	156,968
Create Restaurants Holdings, Inc.	32,110	221,286
Create SD Holdings Co. Ltd.	7,400	159,924
Credit Saison Co. Ltd.	41,500	766,055
Curves Holdings Co. Ltd.	14,000	65,753
CyberAgent, Inc.	120,800	752,653
CYBERDYNE, Inc. (a)	31,700	40,647
Cybozu, Inc.	8,000	80,974
Daicel Chemical Industries Ltd.	64,200	596,296
Daido Steel Co. Ltd.	35,900	395,852
Daiei Kankyo Co. Ltd.	11,100	185,509
Daihen Corp.	5,400	328,252
Daiho Corp.	1,400	29,326
Daiichikosho Co. Ltd.	21,000	245,121
Daiki Aluminum Industry Co. Ltd.	7,100	59,927
Daikokutenbussan Co. Ltd.	1,400	71,583
Daio Paper Corp.	23,200	166,101
Daiseki Co. Ltd.	12,380	235,282
Daishi Hokuetsu Financial Group, Inc.	10,200	292,356
Daiwa House REIT Investment Corp.	650	1,091,855
Daiwa Industries Ltd.	7,300	74,168
Daiwa Office Investment Corp.	79	288,027
Daiwa Securities Living Invest	560	380,245
Daiwabo Holdings Co. Ltd.	23,100	401,249
DCM Holdings Co. Ltd.	30,900	286,082
Demae-Can Co. Ltd. (a)(b)	15,200	26,220
DeNA Co. Ltd.	21,200	213,826
Denka Co. Ltd.	21,800	323,022
Dentsu Soken, Inc. (b)	7,200	238,522
Descente Ltd.	9,600	216,455
Dexerials Corp.	15,400	576,832
Dic Corp.	21,500	401,826
Digital Arts, Inc.	3,100	83,134
Digital Garage, Inc.	9,600	169,316
Dip Corp.	9,800	165,622
Dmg Mori Co. Ltd. (b)	33,500	895,540
Doshisha Co. Ltd.	6,700	92,350
Doutor Nichires Holdings Co., Ltd.	8,200	109,810
Dowa Holdings Co. Ltd.	14,500	542,982
DTS Corp.	11,000	300,088
Duskin Co. Ltd.	11,300	234,903
Dydo Group Holdings, Inc.	5,000	86,543
Eagle Industry Co. Ltd.	6,200	71,916
Earth Corp.	4,600	128,023
Ebara Corp.	25,800	2,126,799
EDION Corp.	18,400	190,087
eGuarantee, Inc.	10,600	115,852
Eiken Chemical Co. Ltd.	10,200	129,710
Eizo Corp.	4,000	128,527
Elan Corp.	8,600	49,369
Elecom Co. Ltd.	12,700	120,187
Electric Power Development Co. Ltd.	41,000	696,467
EM Systems Co. Ltd.	9,200	38,640
en japan, Inc.	8,200	136,325
Enplas Corp. (b)	1,600	86,670
eRex Co. Ltd. (b)	8,200	42,996
ES-Con Japan Ltd.	11,000	72,442
euglena Co. Ltd. (a)(b)	27,600	90,618
Exedy Corp.	8,000	146,470
Exeo Group, Inc.	50,900	554,772
Ezaki Glico Co. Ltd.	13,200	340,771
Fancl Corp.	21,500	251,112
FCC Co. Ltd.	10,200	145,134
Ferrotec Holdings Corp.	12,800	243,028
Financial Products Group Co. Ltd.	17,200	241,039
Food & Life Companies Ltd.	31,000	585,926
FP Corp.	12,800	205,957
FP Partner, Inc.	2,200	70,062
Freee KK (a)	12,500	218,788
Frontier Real Estate Investment Corp.	133	386,644
Fuji Co. Ltd.	8,400	102,424
Fuji Corp.	21,500	360,671
Fuji Kyuko Co. Ltd.	6,400	136,641
Fuji Media Holdings, Inc.	13,000	154,510
Fuji Oil Holdings, Inc.	12,600	185,447
Fuji Seal International, Inc.	10,800	138,774
Fuji Soft ABC, Inc.	15,000	587,007
Fujicco Co. Ltd.	5,100	61,404
Fujikura Ltd.	70,300	1,208,058
Fujimi, Inc.	14,700	318,839
Fujimori Kogyo Co. Ltd.	4,000	108,238
Fujio Food Group, Inc. (a)	5,600	51,188
Fujitec Co. Ltd.	16,300	402,016
Fujitsu General Ltd.	16,500	212,839
Fujiya Co. Ltd.	2,900	45,617
Fukuda Denshi Co. Ltd.	4,300	178,304
Fukui Computer Holdings, Inc.	3,300	51,423
Fukuoka (REIT) Investment Fund	176	189,043
Fukuoka Financial Group, Inc.	46,000	1,221,876
Fukushima Galilei Co. Ltd.	3,300	131,950
Fukuyama Transporting Co. Ltd.	5,600	135,312
Fullcast Holdings Co. Ltd.	5,200	49,845
Funai Soken Holdings, Inc.	11,400	172,473
Furukawa Co. Ltd.	7,200	91,269
Furukawa Electric Co. Ltd.	19,100	408,948
Fuso Chemical Co. Ltd.	5,400	138,690
Future Corp.	11,800	119,043
Fuyo General Lease Co. Ltd.	4,700	403,070
G-7 Holdings, Inc.	5,700	50,410
G-Tekt Corp.	6,100	83,226
Genky DrugStores Co. Ltd.	2,100	76,979
Geo Holdings Corp.	6,700	84,266
Giken Ltd.	4,600	57,101
Global One Real Estate Investment Corp.	281	191,218
GLOBERIDE, Inc.	4,400	56,003
Glory Ltd.	11,400	205,408
GMO Financial Gate, Inc.	1,200	53,390
GMO Financial Holdings, Inc.	11,900	56,920
GMO Internet, Inc.	18,800	308,680
GMO Payment Gateway, Inc.	11,800	539,746
GNI Group Ltd. (a)	13,700	214,958
Godo Steel Ltd.	2,400	80,460
Goldcrest Co. Ltd.	4,400	70,925
GOLDWIN, Inc.	6,100	370,005
GREE, Inc.	17,000	50,193
GS Yuasa Corp.	22,600	426,404
GungHo Online Entertainment, Inc.	12,000	176,418
Gunma Bank Ltd.	95,700	582,445
Gunze Ltd.	4,000	135,577
H.I.S. Co. Ltd. (a)	15,600	173,337
H.U. Group Holdings, Inc.	15,000	228,017
H2O Retailing Corp.	26,500	299,430
Hakuhodo DY Holdings, Inc.	60,000	558,078
Hakuto Co. Ltd.	2,900	100,142
Halows Co. Ltd.	2,700	79,154
Hamakyorex Co. Ltd.	4,100	101,078
Hankyu REIT, Inc.	172	153,964
Hanwa Co. Ltd.	9,600	369,373
Harmonic Drive Systems, Inc.	14,900	372,124
Haseko Corp.	67,000	809,445
Hazama Ando Corp.	46,000	342,979
Heiwa Corp.	15,000	187,905
Heiwa Real Estate (REIT), Inc.	267	239,373
Heiwa Real Estate Co. Ltd.	8,400	232,227
Heiwado Co. Ltd.	7,200	111,023
Hiday Hidaka Corp.	7,300	129,757
Hino Motors Ltd. (a)	81,300	237,329
Hioki EE Corp.	2,500	99,694
Hirata Corp.	2,400	107,373
Hirogin Holdings, Inc.	74,700	537,569
Hisamitsu Pharmaceutical Co., Inc.	14,100	342,089
Hitachi Zosen Corp.	45,900	355,261
Hogy Medical Co. Ltd.	6,000	141,794
Hokkaido Electric Power Co., Inc.	47,600	338,232
Hokkoku Financial Holdings, Inc.	5,500	176,557
Hokuetsu Corp. (b)	26,800	226,026
Hokuhoku Financial Group, Inc.	31,900	391,316
Hokuriku Electric Power Co., Inc.	47,700	279,061
Hokuto Corp.	5,400	62,614
Horiba Ltd.	10,100	979,893
Hoshino Resorts REIT, Inc.	70	245,038
Hosiden Corp.	10,900	136,104
House Foods Group, Inc.	18,000	354,651
Hulic (REIT), Inc.	355	339,285
I'll, Inc.	2,400	41,035
Ichibanya Co. Ltd.	19,500	134,639
Ichigo Real Estate Investment Corp.	271	138,961
Ichigo, Inc.	69,400	186,940
Idec Corp.	7,800	137,679
IDOM, Inc.	17,700	156,963
IHI Corp.	41,100	984,105
Iino Kaiun Kaisha Ltd.	19,500	156,744
Inaba Denki Sangyo Co. Ltd.	14,700	342,959
Inabata & Co. Ltd.	12,300	250,735
Inageya Co. Ltd.	4,300	34,769
Industrial & Infrastructure Fund Investment Corp.	677	559,798
Infocom Corp.	6,400	109,514
Infomart Corp.	53,100	123,970
INFRONEER Holdings, Inc.	54,016	478,349
Insource Co. Ltd.	14,400	69,967
Internet Initiative Japan, Inc.	30,800	521,105
Invincible Investment Corp.	1,882	843,213
Iriso Electronics Co. Ltd.	5,500	107,551
Isetan Mitsukoshi Holdings Ltd.	94,400	1,325,864
Ispace, Inc. (a)(b)	13,500	64,862
ITO EN Ltd.	15,100	366,406
Itochu Enex Co. Ltd.	14,300	138,410
Itochushokuhin Co. Ltd.	1,400	66,210
Itoham Yonekyu Holdings, Inc.	7,160	186,847
Iwatani Corp.	12,300	698,425
Iyogin Holdings, Inc.	70,700	539,569
Izumi Co. Ltd.	9,200	213,739
J Trust Co. Ltd.	23,000	65,448
J-Oil Mills, Inc.	5,200	65,187
J. Front Retailing Co. Ltd.	68,400	595,685
JAC Recruitment Co. Ltd.	18,200	87,700
JACCS Co. Ltd.	5,800	208,434
JAFCO Co. Ltd.	14,600	164,770
Japan Airport Terminal Co. Ltd.	18,300	646,707
Japan Aviation Electronics Industry Ltd.	12,800	205,634
Japan Elevator Service Holdings Co. Ltd.	18,500	287,501
Japan Excellent, Inc.	341	278,561
Japan Hotel REIT Investment Corp.	1,300	683,147
Japan Lifeline Co. Ltd.	16,200	118,903
Japan Logistics Fund, Inc.	248	442,189
Japan Material Co. Ltd.	17,900	252,533
Japan Petroleum Exploration Co. Ltd.	9,200	388,086
Japan Prime Realty Investment Corp.	237	512,836
Japan Pulp & Paper Co. Ltd.	2,500	86,855
Japan Securities Finance Co. Ltd.	23,800	241,281
Japan Steel Works Ltd.	18,800	456,348
Japan Wool Textile Co. Ltd./The	13,700	118,271
JCR Pharmaceuticals Co. Ltd.	21,300	109,493
Jcu Corp.	5,300	126,535
JDC Corp.	11,900	38,935
JEOL Ltd.	12,300	487,318
JGC Holdings Corp.	61,700	594,737
JINS Holdings, Inc.	3,700	77,733
JMDC, Inc.	6,400	129,463
Joshin Denki Co. Ltd.	5,400	87,108
Joyful Honda Co. Ltd.	14,100	200,531
JTEKT Corp.	57,800	447,418
JTOWER, Inc. (a)	3,800	77,613
Juroku Financial Group, Inc.	9,200	276,322
Justsystems Corp.	8,900	155,026
JVCKENWOOD Holdings, Inc.	43,300	220,113
K's Holdings Corp.	39,400	378,210
Kadokawa Corp.	24,000	438,677
KAGA ELECTRONICS Co. Ltd.	5,100	200,909
Kagome Co. Ltd.	21,200	541,933
Kakaku.com, Inc.	37,100	426,745
Kaken Pharmaceutical Co. Ltd.	8,800	191,286
Kameda Seika Co. Ltd.	3,700	97,428
Kamigumi Co. Ltd.	25,200	544,209
Kanamoto Co. Ltd.	8,100	136,234
Kandenko Co. Ltd.	32,000	356,951
Kaneka Corp.	12,200	316,005
Kanematsu Corp.	22,100	359,342
Kansai Paint Co. Ltd.	50,100	652,211
Kanto Denka Kogyo Co. Ltd.	11,300	77,113
Kappa Create Co. Ltd. (a)	6,600	67,402
Kasumigaseki Capital Co. Ltd.	1,700	157,990
Katakura Industries Co. Ltd.	5,300	64,819
Katitas Co. Ltd.	14,900	179,513
Kato Sangyo	5,800	168,200
Kawasaki Heavy Industries Ltd.	42,300	1,309,526
KeePer Technical Laboratory Co. Ltd.	3,900	110,902
Keihan Electric Railway Co., Ltd.	26,900	562,605
Keihanshin Bldg Co. Ltd.	9,000	90,218
Keikyu Corp.	65,700	522,280
Keio Corp.	28,800	704,657
Kewpie Corp.	27,700	556,280
Kfc Holdings Japan Ltd.	4,100	132,978
KH Neochem Co. Ltd.	8,700	133,586
Ki-Star Real Estate Co. Ltd.	2,400	58,181
Kinden Corp.	34,500	658,299
Kintetsu Department Store Co. Ltd.	2,800	38,821
Kisoji Co. Ltd.	7,200	114,862
Kissei Pharmaceutical Co. Ltd.	7,400	169,563
Kitz Corp.	16,100	137,039
Koa Corp.	8,300	85,605
Kobayashi Pharmaceutical Co. Ltd.	13,200	467,939
Kobe Steel Ltd.	98,200	1,198,584
Koei Tecmo Holdings Co. Ltd.	33,400	310,666
Kohnan Shoji Co. Ltd.	6,400	180,739
Kokuyo Co. Ltd.	22,200	379,269
KOMEDA Holdings Co. Ltd.	12,800	210,096
KOMERI Co. Ltd.	8,900	215,790
Konica Minolta, Inc. (a)	134,300	446,566
Konishi Co. Ltd.	14,600	123,990
Konoike Transport Co. Ltd.	7,000	101,488
Kosaido Holdings Co. Ltd.	17,700	81,697
Kose Corp.	9,400	484,702
Koshidaka Holdings Co. Ltd.	13,300	72,760
Kotobuki Spirits Co. Ltd.	28,600	294,482
Krosaki Harima Corp.	5,200	112,405
Kumagai Gumi Co. Ltd.	8,700	229,360
Kumiai Chemical Industry Co. Ltd.	20,100	102,446
Kura Sushi, Inc. (b)	6,000	186,238
Kuraray Co. Ltd.	79,200	877,467
Kureha Chemical Industry Co. Ltd.	10,500	187,187
Kurita Water Industries Ltd.	29,300	1,160,400
Kusuri No Aoki Holdings Co. Ltd.	13,500	251,699
Kyb Corp.	5,000	170,695
Kyoei Steel Ltd.	6,200	88,265
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,400	137,000
Kyorin Pharmaceutical Co. Ltd.	10,500	122,350
Kyoritsu Maintenance Co. Ltd.	17,600	375,332
Kyoto Financial Group, Inc.	63,800	1,135,587
Kyudenko Corp.	11,900	493,896
Kyushu Electric Power Co., Inc.	112,700	1,045,505
Kyushu Financial Group, Inc.	91,000	608,885
Kyushu Railway Co.	37,400	804,695
LaSalle Logiport REIT	524	525,562
Leopalace21 Corp. (a)	45,300	149,929
LIFE Corp.	6,100	152,386
Lifenet Insurance Co. (a)	16,700	147,458
Link & Motivation, Inc.	13,500	42,777
Lintec Corp.	10,500	209,328
Lion Corp.	68,400	613,410
LITALICO, Inc.	6,400	74,009
LIXIL Group Corp.	80,200	861,406
M&A Capital Partners Co. Ltd.	3,900	52,652
M&A Research Institute Holding (a)	6,600	208,575
Mabuchi Motor Co. Ltd.	26,200	405,782
Macnica Fuji Electronics Holdings, Inc.	12,800	564,391
Maeda Kosen Co. Ltd.	4,900	107,236
Makino Milling Machine Co. Ltd.	6,200	248,699
Management Solutions Co. Ltd.	3,000	32,392
Mandom Corp.	10,000	82,504
Mani, Inc.	20,500	237,493
Maruha Nichiro Corp.	11,100	216,511
Marui Group Co. Ltd.	43,700	667,468
Maruichi Steel Tube Ltd.	16,100	414,551
Maruka Furusato Corp.	4,500	69,077
Maruwa Ceramic Co. Ltd.	2,400	505,747
Maruzen Showa Unyu Co. Ltd.	3,600	107,704
Matsuda Sangyo Co. Ltd.	3,600	62,658
Matsui Securities Co. Ltd.	32,500	166,352
Matsuyafoods Holdings Co. Ltd.	2,400	85,185
Max Co. Ltd.	7,200	160,666
Maxell Ltd.	10,400	102,609
Maxvalu Tokai Co. Ltd.	2,600	50,981
MCJ Co. Ltd.	18,100	158,005
Mebuki Financial Group, Inc.	259,900	919,428
Medipal Holdings Corp.	52,500	823,360
Medley, Inc. (a)	5,900	135,240
Megachips Corp.	3,700	85,784
Megmilk Snow Brand Co. Ltd.	13,200	213,177
Meidensha Corp.	9,400	208,294
Meiko Electronics Co. Ltd.	5,800	189,235
Meitec Group Holdings, Inc.	19,400	361,810
Melco Holdings, Inc.	1,600	34,780
Menicon Co. Ltd.	17,000	164,027
Mercari, Inc. (a)	32,200	372,325
Metawater Co. Ltd.	7,000	87,079
Micronics Japan Co. Ltd.	7,900	325,429
Mie Kotsu Group Holdings, Inc.	13,500	50,731
Milbon Co. Ltd.	7,700	151,352
Mimasu Semiconductor Industries Co. Ltd.	4,300	99,182
Mirai Corp.	525	150,322
Mirai Industry Co. Ltd.	2,500	65,486
Mirait One Corp.	26,200	319,902
Mitani Sekisan Co. Ltd.	2,400	87,961
Mitsubishi Estate Logistics REIT Investment Corp.	135	346,027
Mitsubishi Gas Chemical Co., Inc.	43,500	769,699
Mitsubishi Logisnext Co. Ltd.	9,500	93,695
Mitsubishi Logistics Corp.	15,000	497,643
Mitsubishi Materials Corp.	34,500	674,219
Mitsubishi Motors Corp. of Japan	188,800	598,277
Mitsubishi Pencil Co. Ltd.	8,700	132,714
Mitsubishi Research Institute, Inc.	2,700	83,943
Mitsubishi Shokuhin Co. Ltd.	4,800	170,200
Mitsuboshi Belting Ltd.	6,300	193,225
Mitsui Fudosan Logistics Park, Inc.	162	464,753
Mitsui High-Tec, Inc.	5,600	250,745
Mitsui Mining & Smelting Co. Ltd.	15,100	473,489
Mitsui Sugar Co. Ltd.	4,100	79,683
Mitsui-Soko Co. Ltd.	5,200	153,384
Mitsuuroko Group Holdings Co. Ltd.	9,100	77,915
Miura Co. Ltd.	24,700	388,612
MIXI, Inc.	10,100	154,145
Mizuho Leasing Co. Ltd.	41,800	298,596
Mizuno Corp.	4,800	232,962
Mochida Pharmaceutical Co. Ltd.	5,900	119,021
Modec, Inc.	5,600	110,484
Monex Group, Inc.	51,300	265,062
Money Forward, Inc. (a)	12,200	424,821
Mori Hills REIT Investment Corp.	423	368,103
MORI TRUST Sogo (REIT), Inc.	688	319,209
Morinaga & Co. Ltd.	19,400	313,519
Morinaga Milk Industry Co. Ltd.	19,000	372,313
Morita Holdings Corp.	8,400	98,887
MOS Food Services, Inc.	6,700	148,191
Musashi Seimitsu Industry Co. Ltd.	11,700	123,977
Nabtesco Corp.	30,700	506,303
Nachi-Fujikoshi Corp.	3,700	79,979
Nafco Co. Ltd.	3,700	67,630
Nagaileben Co. Ltd.	6,400	95,473
Nagase & Co. Ltd.	24,500	423,859
Nagawa Co. Ltd.	2,500	116,756
Nagoya Railroad Co. Ltd.	52,300	682,184
Nakanishi, Inc.	18,200	279,587
Namura Shipbuilding Co. Ltd.	13,400	167,080
Nankai Electric Railway Co. Ltd.	28,700	499,738
NEC Networks & System Integration Corp.	18,500	307,323
Net One Systems Co. Ltd.	23,300	389,870
Nextage Co. Ltd.	12,300	215,948
NGK Insulators Ltd.	65,100	886,811
NH Foods Ltd.	23,000	756,613
NHK Spring Co. Ltd.	54,700	554,376
Nichias Corp.	14,900	408,405
Nichicon Corp.	11,800	99,890
Nichiden Corp.	4,400	70,846
Nichiha Corp.	7,200	167,883
Nichirei Corp.	29,900	748,595
Nifco, Inc.	21,100	510,060
Nihon Kohden Corp.	22,300	606,303
Nihon M&A Center Holdings, Inc.	85,400	467,423
Nihon Parkerizing Co. Ltd.	21,900	168,414
Nikkiso Co. Ltd.	12,400	99,029
Nikkon Holdings Co. Ltd.	14,900	292,459
Nikon Corp.	84,100	869,537
Nippn Corp.	13,000	200,615
Nippon Accommodations Fund, Inc.	141	587,196
Nippon Carbon Co. Ltd.	2,600	91,675
Nippon Ceramic Co. Ltd.	6,100	104,396
Nippon Densetsu Kogyo Co. Ltd.	11,000	150,980
Nippon Electric Glass Co. Ltd.	22,300	551,793
Nippon Gas Co. Ltd.	29,200	476,229
Nippon Kanzai Holdings Co. Ltd.	6,300	103,566
Nippon Kayaku Co. Ltd.	37,500	305,454
Nippon Light Metal Holding Co. Ltd.	15,500	183,923
Nippon Paper Industries Co. Ltd. (a)	28,300	196,758
Nippon Parking Development Co. Ltd.	51,400	63,093
Nippon Pillar Packing Co. Ltd.	5,000	196,948
Nippon REIT Investment Corp.	124	280,059
Nippon Seiki Co. Ltd.	12,600	114,576
Nippon Shinyaku Co. Ltd.	14,800	409,520
Nippon Shokubai Co. Ltd.	30,000	285,153
Nippon Signal Co. Ltd.	11,000	71,212
Nippon Soda Co. Ltd.	5,900	216,434
Nippon Television Network Corp.	15,100	220,421
Nipro Corp.	41,200	333,345
Nishi-Nippon Financial Holdings, Inc.	33,600	424,786
Nishi-Nippon Railroad Co. Ltd.	16,500	257,054
Nishimatsu Construction Co. Ltd.	9,400	271,799
Nishimatsuya Chain Co. Ltd.	11,100	153,926
Nishio Holdings Co. Ltd.	5,100	130,314
Nissan Shatai Co. Ltd.	20,200	130,568
Nissha Co. Ltd.	10,500	113,019
Nisshin Oillio Group Ltd.	7,000	224,872
Nisshin Seifun Group, Inc.	55,300	721,382
Nisshinbo Holdings, Inc.	37,400	283,530
Nissui Corp.	79,000	474,019
Niterra Co. Ltd.	42,700	1,400,468
Nitta Corp.	4,600	118,688
Nittetsu Mining Co. Ltd.	3,200	100,580
Nitto Boseki Co. Ltd.	6,500	232,974
Nitto Kogyo Corp.	6,700	179,715
Noevir Holdings Co. Ltd.	4,200	138,967
NOF Corp.	54,200	727,144
Nohmi Bosai Ltd.	5,800	88,276
Nojima Co. Ltd.	17,700	211,479
NOK Corp.	24,500	354,565
NOMURA Co. Ltd.	21,300	114,645
Nomura Micro Science Co. Ltd.	6,800	217,425
Noritake Co. Ltd.	5,200	136,508
Noritsu Koki Co. Ltd.	5,000	98,102
Noritz Corp.	7,100	80,178
North Pacific Bank Ltd.	74,900	215,410
NS Solutions Corp.	8,800	286,630
Ns United Kaiun Kaisha Ltd.	2,600	78,675
NSD Co. Ltd.	21,600	422,193
NSK Ltd.	104,900	576,885
NTN Corp.	122,000	242,112
Ntt Ud (REIT) Investment Corp.	408	312,799
Nxera Pharma Co. Ltd. (a)	21,900	202,571
Obara Group, Inc.	2,600	67,919
OBIC Business Consultants Ltd.	8,500	347,330
Ogaki Kyoritsu Bank Ltd.	9,800	140,366
Ohsho Food Service Corp.	3,200	158,592
Oiles Corp.	5,400	81,678
Oisix Ra Daichi, Inc. (a)(b)	7,200	54,547
Oji Holdings Corp.	239,700	938,909
Okamoto Industries, Inc.	2,500	78,421
Okamura Corp.	15,200	230,192
Okasan Securities Group, Inc.	43,400	207,906
Oki Electric Industry Co. Ltd.	23,000	164,375
Okinawa Cellular Telephone Co.	6,000	128,922
Okinawa Financial Group, Inc.	5,200	88,179
Okuma Corp.	6,200	278,466
Okumura Corp.	8,500	265,931
One (REIT), Inc.	66	111,116
Onward Holdings Co. Ltd.	28,300	108,935
Open House Group Co. Ltd.	21,900	665,984
Open Up Group, Inc.	15,100	191,284
Optex Group Co. Ltd.	9,500	111,523
Optorun Co. Ltd.	8,400	103,193
Organo Corp.	7,200	330,295
Orient Corp.	14,020	91,500
ORIX JREIT, Inc.	731	770,533
Osaka Organic Chemical Industry Ltd.	4,000	82,907
Osaka Soda Co. Ltd.	4,200	246,324
Osaka Steel Co. Ltd.	4,100	62,322
OSAKA Titanium technologies Co. Ltd. (b)	8,100	126,192
OSG Corp.	21,900	282,429
Pacific Industrial Co. Ltd.	11,600	119,645
Pal Group Holdings Co. Ltd.	11,600	138,436
PALTAC Corp.	7,900	239,109
Paramount Bed Holdings Co. Ltd.	10,300	175,497
Park24 Co. Ltd. (a)	36,100	388,782
Pasona Group, Inc.	5,700	79,987
Penta-Ocean Construction Co. Ltd.	76,800	385,421
PeptiDream, Inc. (a)	26,900	342,766
Persol Holdings Co. Ltd.	523,400	724,024
PHC Holdings Corp. (b)	7,000	50,504
Pigeon Corp.	33,400	304,442
Pilot Corp.	8,100	216,795
Piolax, Inc.	7,300	124,017
PKSHA Technology, Inc. (a)	4,800	132,223
Plus Alpha Consulting Co. Ltd.	6,900	87,769
Pola Orbis Holdings, Inc. (b)	25,200	231,239
Pressance Corp.	6,600	76,482
Prestige International, Inc.	26,400	112,743
Prima Meat Packers Ltd.	6,300	92,153
Raito Kogyo Co. Ltd.	11,300	146,829
Raiznext Corp.	7,500	96,413
Raksul, Inc. (a)	15,000	84,952
Rakus Co. Ltd.	25,700	259,778
Rakuten Bank Ltd.	26,900	545,157
Raysum Co. Ltd.	2,800	64,484
Relo Group, Inc.	30,700	266,863
Rengo Co. Ltd.	53,300	399,636
RENOVA, Inc. (a)	11,900	111,817
Resonac Holdings Corp.	49,173	1,066,215
Resorttrust, Inc.	20,900	345,903
Restar Corp.	4,900	92,722
Retail Partners Co. Ltd.	7,100	75,947
Ricoh Leasing Co. Ltd.	3,900	132,551
Riken Keiki Co. Ltd.	7,200	176,175
Riken Vitamin Co. Ltd.	6,500	112,015
Ringer Hut Co. Ltd.	6,100	89,625
Rinnai Corp.	26,700	578,522
Riso Kagaku Corp.	5,500	102,666
Rohto Pharmaceutical Co. Ltd.	52,900	1,032,102
Roland Corp.	3,900	106,021
Rorze Corp.	3,000	520,125
Round One Corp.	53,600	235,450
Royal Holdings Co. Ltd. (b)	8,100	126,620
RS Technologies Co. Ltd.	4,100	81,414
Ryobi Ltd.	5,900	102,482
Ryohin Keikaku Co. Ltd.	70,700	1,138,909
Ryoyo Ryosan Holdings, Inc.	8,492	149,087
S Foods, Inc.	4,900	94,593
Saibu Gas Co. Ltd.	6,500	81,049
Saizeriya Co. Ltd.	8,200	276,893
Sakai Moving Service Co. Ltd.	5,800	102,096
Sakata INX Corp.	11,200	113,753
Sakata Seed Corp.	7,900	182,018
Sakura Internet, Inc. (b)	5,200	193,951
SAMTY Co. Ltd.	7,700	131,353
Samty Residential Investment Corp.	102	70,189
San-A Co. Ltd.	5,700	171,065
San-Ai Obbli Co. Ltd.	13,200	173,167
SanBio Co. Ltd. (a)(b)	13,700	35,857
Sangetsu Corp.	13,000	276,364
Sanken Electric Co. Ltd.	6,400	276,310
Sanki Engineering Co. Ltd.	10,300	144,588
Sankyo Co. Ltd. (Gunma)	56,400	612,618
Sankyu, Inc.	13,900	481,908
Sanrio Co. Ltd.	44,900	757,034
Sansan, Inc. (a)	19,900	182,757
Santen Pharmaceutical Co. Ltd.	94,900	916,647
Sanwa Holdings Corp.	51,800	845,940
Sanyo Chemical Industries Ltd.	3,200	83,681
Sanyo Denki Co. Ltd.	2,500	117,872
Sanyo Special Steel Co. Ltd.	6,000	81,163
Sapporo Holdings Ltd.	17,700	639,778
Sato Holding Corp.	6,700	92,841
Sawai Group Holdings Co. Ltd.	11,200	417,373
SB Technology Corp.	2,600	48,265
SBI Sumishin Net Bank Ltd.	15,200	227,293
SBS Holdings, Inc.	4,500	77,569
Sega Sammy Holdings, Inc.	44,100	577,224
Seibu Holdings, Inc.	63,200	983,651
Seiko Group Corp.	7,400	195,739
Seino Holdings Co. Ltd.	34,400	460,862
Seiren Co. Ltd.	11,600	193,233
Sekisui House (REIT), Inc.	1,164	596,433
Sekisui Jushi Corp.	7,300	119,311
SENKO Co. Ltd.	30,000	219,859
Senshu Ikeda Holdings, Inc.	62,600	159,358
Septeni Holdings Co. Ltd.	21,000	61,037
Seria Co. Ltd.	12,600	213,585
Seven Bank Ltd.	162,500	290,481
Shibaura Machine Co. Ltd.	6,400	143,273
Shibaura Mechatronics Corp.	3,500	133,308
Shibuya Corp.	4,300	96,101
SHIFT, Inc. (a)	3,300	303,558
Shiga Bank Ltd.	11,400	294,826
Shikoku Electric Power Co., Inc.	47,000	389,520
Shikoku Kasei Holdings Corpora	7,700	86,742
Shima Seiki Manufacturing Ltd.	7,400	65,933
Shimamura Co. Ltd.	12,400	611,281
Shin Nippon Biomedical Laboratories Ltd. (b)	5,700	55,357
Shin-Etsu Polymer Co. Ltd.	11,200	109,328
Shinagawa Refractories Co. Ltd.	7,100	86,522
Shinko Electric Industries Co. Ltd.	18,600	653,051
Shinmaywa Industries Ltd.	14,300	109,026
Ship Healthcare Holdings, Inc.	21,600	321,363
Shizuoka Gas Co. Ltd.	9,100	55,682
SHO-BOND Holdings Co. Ltd.	11,100	428,648
Shochiku Co. Ltd.	2,500	151,501
Shoei Co. Ltd.	13,300	170,397
Shoei Foods Corp.	3,100	84,647
Showa Sangyo Co. Ltd.	5,200	116,580
Siix Corp.	7,600	78,350
Simplex Holdings, Inc.	9,500	153,477
SKY Perfect JSAT Holdings, Inc.	42,200	248,334
Skylark Holdings Co. Ltd.	63,600	906,342
SMS Co., Ltd.	19,800	273,982
Socionext, Inc.	49,800	1,455,935
Sohgo Security Services Co., Ltd.	107,000	595,106
Sojitz Corp.	62,860	1,618,448
Solasto Corp.	14,300	45,091
SOSiLA Logistics REIT, Inc.	192	151,168
Sotetsu Holdings, Inc.	22,200	353,883
Sparx Group Co. Ltd.	5,220	60,078
SRE Holdings Corp. (a)	3,200	77,893
Stanley Electric Co. Ltd.	36,000	637,092
Star Asia Investment Corp.	624	243,436
Star Micronics Co. Ltd.	9,700	115,174
Starts Corp., Inc.	8,700	196,263
Starts Proceed Investment Corp.	67	87,879
Strike Co. Ltd.	2,400	67,102
Sugi Holdings Co. Ltd.	29,100	426,963
Sumiseki Holdings, Inc. (b)	4,900	41,032
Sumitomo Bakelite Co. Ltd.	18,400	524,086
Sumitomo Chemical Co. Ltd.	417,500	891,973
Sumitomo Dainippon Pharma Co., Ltd.	43,900	110,791
Sumitomo Densetsu Co. Ltd.	4,400	98,831
Sumitomo Forestry Co. Ltd.	43,200	1,330,979
Sumitomo Heavy Industries Ltd.	30,900	861,082
Sumitomo Mitsui Construction Co. Ltd.	38,200	98,381
Sumitomo Osaka Cement Co. Ltd.	8,500	211,039
Sumitomo Riko Co. Ltd.	10,000	83,257
Sumitomo Rubber Industries Ltd.	47,900	581,403
Sun Frontier Fudousan Co. Ltd.	7,400	92,037
Sundrug Co. Ltd.	20,100	583,648
SUNWELS Co. Ltd.	2,900	40,441
Suruga Bank Ltd.	43,000	262,253
Suzuken Co. Ltd.	17,400	513,887
SWCC Showa Holdings Co. Ltd.	8,100	213,573
Systena Corp.	81,700	136,132
T Hasegawa Co. Ltd.	8,800	171,831
T-Gaia Corp.	4,500	60,629
Tadano Ltd.	26,700	214,253
Taihei Dengyo Kaisha Ltd.	2,800	78,809
Taiheiyo Cement Corp.	32,400	741,069
Taikisha Ltd.	6,000	176,968
Taiyo Holdings Co. Ltd.	11,700	238,427
Taiyo Yuden Co. Ltd.	34,700	812,764
Takamatsu Construction Group C	4,300	72,406
Takara Bio, Inc.	13,000	84,046
Takara Holdings, Inc.	40,000	262,777
Takara Leben Real Estate Investment Corp.	213	138,045
Takara Standard Co. Ltd.	11,300	137,850
Takasago International Corp.	3,400	75,450
Takasago Thermal Engineering Co. Ltd.	11,900	398,937
Takashimaya Co. Ltd.	39,800	564,177
Takeuchi Manufacturing Co. Ltd.	9,800	371,746
Takuma Co. Ltd.	19,400	242,767
Tama Home Co. Ltd. (b)	4,100	113,450
Tamron Co. Ltd.	5,200	241,804
Tbs Holdings, Inc.	9,600	250,193
Techmatrix Corp.	10,400	110,220
TechnoPro Holdings, Inc.	30,200	514,409
Teijin Ltd.	49,900	486,808
Tenma Corp.	3,300	47,168
The Awa Bank Ltd.	8,600	146,528
The Hachijuni Bank Ltd.	100,900	673,098
The Hyakugo Bank Ltd.	62,000	254,980
The Keiyo Bank Ltd.	25,900	127,340
The Kiyo Bank Ltd.	15,900	182,656
The Monogatari Corp.	8,500	229,655
The Musashino Bank Ltd.	6,900	135,111
The Nanto Bank Ltd.	6,800	130,694
The Nippon Road Co. Ltd.	6,000	71,926
The Okinawa Electric Power Co., Inc.	11,900	88,778
The San-In Godo Bank Ltd.	37,800	294,441
The Sumitomo Warehouse Co. Ltd.	14,300	236,808
The Toho Bank Ltd.	52,400	112,509
THK Co. Ltd.	32,800	715,667
TKC Corp.	7,300	167,995
TKP Corp. (a)	4,600	40,755
TOA Corp.	16,000	110,549
Toagosei Co. Ltd.	22,600	227,341
Tocalo Co. Ltd.	15,000	172,846
Toda Corp.	68,100	444,796
Toei Animation Co. Ltd.	12,000	198,604
Toei Co. Ltd.	9,500	225,509
Toenec Corp.	1,900	65,049
Toho Gas Co. Ltd.	20,800	534,154
Toho Holdings Co. Ltd.	13,900	333,006
Toho Titanium Co. Ltd. (b)	9,000	77,623
Tohoku Electric Power Co., Inc.	126,600	977,359
Tokai Carbon Co. Ltd.	55,600	368,872
Tokai Corp.	5,400	71,850
TOKAI Holdings Corp.	26,700	164,222
Tokai Rika Co. Ltd.	14,700	200,161
Tokai Tokyo Financial Holdings	52,700	193,121
Token Corp.	1,500	102,926
Tokushu Tokai Paper Co. Ltd.	2,600	61,684
Tokuyama Corp.	17,000	350,780
Tokyo Century Corp.	41,600	414,059
Tokyo Electron Device Ltd.	5,600	201,072
Tokyo Ohka Kogyo Co. Ltd.	26,800	710,690
Tokyo Seimitsu Co. Ltd.	11,200	728,815
Tokyo Steel Manufacturing Co. Ltd.	14,900	158,057
Tokyo Tatemono Co. Ltd.	52,700	876,927
Tokyo TY Financial Group, Inc.	7,000	207,786
Tokyotokeiba Co. Ltd.	4,400	121,284
Tokyu Construction Co. Ltd.	22,400	120,542
Tokyu Fudosan Holdings Corp.	171,100	1,253,522
Tokyu REIT, Inc.	243	250,030
TOMONY Holdings, Inc.	48,200	127,407
Tomy Co. Ltd.	22,400	358,157
Topcon Corp.	26,800	314,774
Topre Corp.	9,800	158,188
TORIDOLL Holdings Corp.	12,200	293,172
Torii Pharmaceutical Co. Ltd.	3,500	87,356
Tosei Corp.	7,500	117,089
Toshiba Tec Corp.	9,200	185,048
Tosoh Corp.	72,400	998,115
Totetsu Kogyo Co. Ltd.	6,500	129,851
Towa Corp.	5,700	328,266
Towa Pharmaceutical Co. Ltd.	7,100	127,802
Toyo Construction Co. Ltd.	13,200	106,953
Toyo Gosei Co. Ltd.	1,500	76,961
Toyo Seikan Group Holdings Ltd.	34,500	533,278
Toyo Suisan Kaisha Ltd.	24,800	1,550,851
Toyo Tanso Co. Ltd.	3,800	187,437
Toyo Tire Corp.	32,400	612,979
Toyobo Co. Ltd.	22,300	158,248
Toyoda Gosei Co. Ltd.	18,100	350,429
Toyota Boshoku Corp.	23,800	351,962
Trancom Co. Ltd.	1,800	65,452
Transcosmos, Inc.	6,100	131,865
TRE Holdings Corp.	12,400	99,802
Tri Chemical Laboratories, Inc.	7,200	200,285
Trusco Nakayama Corp.	12,800	211,742
TS tech Co. Ltd.	24,300	299,209
Tsubakimoto Chain Co.	7,100	244,439
Tsuburaya Fields Holdings, Inc. (b)	9,500	108,391
Tsugami Corp.	10,600	91,519
Tsumura & Co.	16,200	390,367
Tsuruha Holdings, Inc.	11,100	700,675
Tsurumi Manufacturing Co. Ltd.	4,200	94,906
TV Asahi Corp.	5,900	77,379
U-Next Holdings Co. Ltd.	5,800	162,079
Uacj Corp.	9,300	284,121
Ube Corp.	24,800	453,386
Ulvac, Inc.	13,100	783,325
Union Tool Co.	2,400	69,527
United Arrows Ltd.	6,900	79,519
United Super Markets Holdings, Inc.	14,600	83,329
United Urban Investment Corp.	778	745,475
Universal Entertainment Corp.	6,500	68,047
Ushio, Inc.	23,800	313,062
UT Group Co. Ltd. (a)	8,500	178,244
Valor Holdings Co. Ltd.	9,500	145,546
ValueCommerce Co. Ltd.	4,900	33,539
Vector, Inc.	7,900	66,252
Vision, Inc. (a)	11,400	83,382
Visional, Inc. (a)	6,100	278,332
VT Holdings Co. Ltd.	20,200	66,857
W-Scope Corp. (a)(b)	13,700	44,397
Wacoal Holdings Corp.	10,900	238,564
Wacom Co. Ltd.	39,400	151,317
Wakita & Co. Ltd.	8,500	84,342
WDB Holdings Co. Ltd.	2,600	37,229
WealthNavi, Inc. (a)(b)	11,200	101,516
Weathernews, Inc.	1,600	46,985
Welcia Holdings Co. Ltd.	26,600	391,095
West Holdings Corp. (b)	6,300	105,121
WingArc1st, Inc.	5,200	88,069
Workman Co. Ltd. (b)	5,700	140,035
YA-MAN Ltd. (b)	7,900	47,631
YAMABIKO Corp.	8,500	112,485
Yamada Holdings Co. Ltd.	162,100	464,025
Yamaguchi Financial Group, Inc.	52,800	533,365
Yamato Kogyo Co. Ltd.	11,600	623,259
Yamazaki Baking Co. Ltd.	33,900	820,495
Yamazen Co. Ltd.	17,000	149,302
Yaoko Co. Ltd.	5,100	275,719
Yellow Hat Ltd.	9,000	116,991
Yodogawa Steel Works Ltd.	5,300	166,346
Yokogawa Bridge Holdings Corp.	9,500	172,305
Yokohama Rubber Co. Ltd.	33,200	868,984
Yokorei Co. Ltd.	13,100	86,389
YONEX Co. Ltd.	17,600	140,350
Yoshinoya Holdings Co. Ltd.	17,000	311,337
Yuasa Trading Co. Ltd.	4,600	168,097
Yurtec Corp.	10,900	100,991
Zenkoku Hosho Co. Ltd.	14,200	498,590
Zenrin Co. Ltd.	9,000	50,860
Zeon Corp.	41,000	408,611
ZERIA Pharmaceutical Co. Ltd.	6,000	79,572
ZIGExN Co. Ltd.	16,900	56,637
Zojirushi Thermos	10,900	106,324
Zuken, Inc.	4,200	109,748
TOTAL JAPAN		245,367,494
Luxembourg - 0.1%
Aperam SA	11,820	346,137
SES SA (France) (depositary receipt)	107,419	522,977
TOTAL LUXEMBOURG		869,114
Macau - 0.1%
MECOM Power & Construction Ltd. warrants 5/24/24 (a)	28,650	0
SJM Holdings Ltd. (a)(b)	690,000	253,234
Wynn Macau Ltd.	443,200	411,576
TOTAL MACAU		664,810
Malta - 0.1%
Kambi Group PLC (a)	6,005	54,817
Kindred Group PLC (depository receipt)	61,027	685,560
TOTAL MALTA		740,377
Mexico - 0.1%
Borr Drilling Ltd.	59,812	317,946
Netherlands - 1.4%
Aalberts Industries NV	27,765	1,331,016
Alfen Beheer BV (a)(b)(d)	6,174	268,563
AMG Critical Materials NV	8,462	199,758
Arcadis NV	20,098	1,247,235
Basic-Fit NV (a)(b)(d)	14,930	329,182
Brunel International NV	5,618	61,034
Corbion NV	16,870	369,795
Eurocommercial Properties NV	11,866	270,997
Fastned BV (Bearer) unit (a)	2,147	52,699
Flow Traders Ltd.	9,349	192,461
Fugro NV:
(Certificaten Van Aandelen)	31,763	774,896
rights (a)(e)	31,763	13,559
Koninklijke BAM Groep NV	78,603	321,616
Koninklijke BAM Groep NV rights (a)(e)	78,603	16,777
Koninklijke Vopak NV	19,294	768,440
NSI NV	5,471	103,811
Pharming Group NV (a)(b)	184,840	172,899
PostNL NV (b)	94,362	127,389
PostNL NV rights (a)(b)(e)	94,362	3,021
Redcare Pharmacy NV (a)(d)	4,246	575,479
SBM Offshore NV	39,826	592,907
SBM Offshore NV rights (a)(e)	39,826	32,519
Signify NV (d)	35,958	988,524
Sligro Food Group NV	6,011	91,477
TKH Group NV (bearer) (depositary receipt)	11,376	492,417
TomTom Group BV (a)(b)	21,107	126,593
Van Lanschot Kempen NV (Bearer)	8,579	305,336
VastNed Retail NV	3,479	77,783
Wereldhave NV	9,689	135,042
TOTAL NETHERLANDS		10,043,225
New Zealand - 0.6%
Air New Zealand Ltd.	466,666	150,031
Contact Energy Ltd.	216,622	1,105,943
Fletcher Building Ltd.	220,002	492,412
Goodman Property Trust (b)	289,591	388,392
Infratil Ltd.	231,206	1,484,515
Kiwi Property Group Ltd.	440,763	209,863
Ryman Healthcare Ltd. (a)	164,967	393,766
TOTAL NEW ZEALAND		4,224,922
Nigeria - 0.1%
Airtel Africa PLC (d)	266,183	368,863
Norway - 1.9%
Aker ASA (A Shares)	6,104	340,134
Aker Carbon Capture A/S (a)(b)	102,383	64,655
Aker Solutions ASA	70,003	265,304
Austevoll Seafood ASA	25,438	204,150
Avance Gas Holding Ltd. (d)	5,235	76,156
Belships ASA	25,555	57,627
BlueNord ASA (a)	6,667	341,497
Borregaard ASA	26,696	457,570
BW Offshore Ltd.	23,094	58,107
Crayon Group Holding A/S (a)(b)(d)	20,966	155,804
DNO ASA (A Shares) (b)	132,144	123,835
DOF Group ASA	42,503	314,128
Elkem ASA (b)(d)	80,515	141,482
Entra ASA (d)	20,892	192,962
Europris ASA (d)	44,000	278,057
FLEX LNG Ltd.	8,160	213,908
Frontline PLC	37,353	890,742
Golden Ocean Group Ltd.	36,433	514,427
Gram Car Carriers ASA	3,230	74,873
Grieg Seafood ASA (b)	14,196	92,012
Hexagon Composites ASA (a)	36,510	55,150
Hoegh Autoliners ASA	32,584	343,777
Kitron ASA	48,952	126,737
Leroy Seafood Group ASA	74,315	329,144
MPC Container Ships ASA	97,230	156,806
NEL ASA (a)(b)	474,238	223,959
Norconsult A/S	29,949	75,624
Nordic VLSI ASA (a)(b)	48,916	543,829
Norwegian Air Shuttle A/S (a)	204,570	268,960
Nykode Therapeutics A/S (a)(b)	41,150	49,527
Odfjell Drilling Ltd.	25,911	119,426
Odfjell Se (A Shares)	5,009	79,091
PGS ASA (a)	271,911	210,753
Protector Forsikring ASA	14,759	300,269
Schibsted ASA:
(A Shares)	21,084	603,186
(B Shares)	26,574	744,460
Seadrill Ltd. (a)	8,160	399,240
Sparebank 1 Oestlandet	9,439	113,861
Sparebank 1 Sr Bank ASA (primary capital certificate)	50,895	617,603
Sparebanken Midt-Norge	35,708	470,342
Sparebanken Nord-Norge	26,163	236,417
Stolt-Nielsen SA	6,405	273,878
Storebrand ASA (A Shares)	122,772	1,181,467
TGS ASA (b)	36,908	422,622
Tomra Systems ASA	66,339	822,332
Wallenius Wilhelmsen ASA	29,265	296,641
TOTAL NORWAY		13,922,531
Peru - 0.0%
Hochschild Mining PLC (a)	91,145	177,441
Poland - 0.1%
InPost SA (a)	55,815	901,230
Portugal - 0.3%
Altri SGPS SA	19,416	107,230
Banco Comercial Portugues SA (Reg.) (a)	2,333,299	818,246
Corticeira Amorim SGPS SA	10,957	112,022
CTT Correios de Portugal SA	23,335	109,823
Greenvolt-Energias Renovaveis SA (a)	15,493	137,233
Mota-Engil SGPS SA	25,059	108,897
NOS SGPS	49,799	172,191
REN - Redes Energeticas Nacionais SGPS SA	110,446	266,971
Semapa Sociedade de Investimen	4,506	76,460
Sonae SGPS SA	220,579	221,278
The Navigator Co. SA	58,726	260,216
TOTAL PORTUGAL		2,390,567
Singapore - 1.7%
AEM Holdings Ltd. (b)	69,200	118,432
AIMS APAC (REIT)	166,873	153,902
Best World International Ltd. (a)	36,100	64,274
BW LPG Ltd. (d)	25,842	374,771
Capitaland Ascott Trust unit	725,200	481,672
Capitaland India Trust	303,865	222,054
CapitaRetail China Trust	325,200	157,970
CDL Hospitality Trusts unit	223,200	158,845
ComfortDelgro Corp. Ltd.	606,000	659,157
Digital Core (REIT)	254,500	154,003
ESR-LOGOS (REIT)	1,952,060	414,442
Far East Hospitality Trust unit	271,700	122,281
Frasers Centrepoint Trust	281,900	446,540
Frasers Hospitality Trust unit	211,600	70,735
Frasers Logistics & Industrial Trust	842,200	610,077
Hafnia Ltd.	78,614	595,877
Hong Fok Corp. Ltd.	82,300	50,584
iFast Corp. Ltd.	37,000	199,100
IGG, Inc. (a)	210,000	87,543
Kenon Holdings Ltd.	5,827	131,377
Keppel (REIT)	673,200	432,258
Keppel DC (REIT)	387,300	483,090
Keppel Infrastructure Trust	1,160,630	402,639
Lendlease Global Commercial (REIT)	505,988	201,247
Mapletree Industrial (REIT)	594,187	983,876
Nanofilm Technologies International Ltd.	73,000	34,480
NetLink NBN Trust	806,200	504,544
Olam Group Ltd.	273,200	235,216
PARAGON REIT	324,300	199,144
Parkway Life REIT	112,000	293,991
Raffles Medical Group Ltd.	233,700	171,152
Riverstone Holdings Ltd.	141,400	81,039
SATS Ltd. (a)(b)	251,758	462,350
Sheng Siong Group Ltd.	206,500	234,086
SIA Engineering Co. Ltd.	76,600	126,492
Singapore Post Ltd.	410,000	134,988
Starhill Global (REIT)	409,731	142,397
StarHub Ltd.	168,300	143,898
Suntec (REIT) (b)	570,700	449,931
UMS Holdings Ltd.	147,300	144,625
UOL Group Ltd.	131,000	559,338
Venture Corp. Ltd.	77,200	817,953
Yangzijiang Financial Holding Ltd.	662,600	152,398
TOTAL SINGAPORE		12,664,768
South Africa - 0.0%
Scatec Solar AS (d)	33,946	249,205
Spain - 2.1%
Acerinox SA	48,048	518,921
Aedas Homes SAU (d)	2,412	48,238
Almirall SA	22,984	210,209
Applus Services SA	35,715	483,299
Atresmedia Corporacion de Medios de Comunicacion SA	24,910	125,476
Audax Renovables SA (a)	35,400	64,073
Banco de Sabadell SA	1,520,542	2,914,387
Bankinter SA	188,397	1,491,845
Befesa SA (d)	10,160	292,754
Cie Automotive SA	11,522	306,177
Compania de Distribucion Integral Logista Holdings SA	16,455	448,853
Construcciones y Auxiliar de Ferrocarriles	4,656	159,750
Distribuidora Internacional de Alimentacion SA (a)	4,035,722	55,129
eDreams ODIGEO SA (a)	24,341	165,731
Ence Energia y Celulosa SA (b)	36,620	130,843
Faes Farma SA	82,749	300,695
Fluidra SA	26,884	570,943
Gestamp Automocion SA (d)	47,346	142,488
Global Dominion Access SA (d)	23,091	86,619
Grenergy Renovables SA (a)(b)	3,846	112,667
Indra Sistemas SA	34,549	664,779
Inmobiliaria Colonial SA	76,034	445,883
Laboratorios Farmaceuticos ROVI SA	6,063	545,458
Lar Espana Real Estate Socimi SA (a)	14,129	102,986
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	162,692	175,708
MAPFRE SA (Reg.)	258,212	623,325
Melia Hotels International SA (a)	30,520	237,931
Merlin Properties Socimi SA	91,756	1,038,952
Neinor Homes SLU (d)	6,190	69,363
Pharma Mar SA	4,331	140,695
Prosegur Cash SA (d)	83,530	46,444
Prosegur Compania de Seguridad SA (Reg.)	41,425	73,298
Sacyr SA	117,922	411,266
Solaria Energia y Medio Ambiente SA (a)(b)	23,262	237,701
Talgo SA (d)	17,657	83,288
Tecnicas Reunidas SA (a)	13,281	131,955
Unicaja Banco SA (d)	337,132	441,459
Vidrala SA	5,872	619,767
Viscofan Envolturas Celulosicas SA	11,080	705,927
TOTAL SPAIN		15,425,282
Sweden - 5.5%
AAK AB	50,398	1,301,520
AcadeMedia AB (d)	22,910	105,191
Addlife AB	31,625	294,429
Addnode Group AB (B Shares)	35,066	364,648
AddTech AB (B Shares)	72,575	1,533,108
AFRY AB (B Shares)	26,024	414,196
Alimak Group AB (d)	19,355	180,195
Alleima AB	51,759	324,069
Alligo AB (B Shares)	6,246	73,453
Arjo AB	59,934	254,085
Atea ASA	22,411	287,287
Atrium Ljungberg AB (B Shares)	16,560	293,621
Attendo AB (d)	28,866	109,488
Avanza Bank Holding AB (b)	35,202	762,150
Axfood AB	30,195	781,973
Betsson AB (B Shares)	32,675	363,207
Bilia AB (A Shares)	17,275	218,673
Billerud AB	62,849	526,669
BioArctic AB (a)(d)	10,619	187,897
BioGaia AB	22,792	243,837
Biotage AB (A Shares)	18,723	285,422
BONESUPPORT Holding AB (a)(d)	15,662	321,187
Boozt AB (a)(d)	15,645	179,584
Bravida Holding AB (d)	57,460	391,830
Bufab AB	7,342	225,582
Bure Equity AB	15,630	494,128
Calliditas Therapeutics AB (a)(b)	12,147	121,245
Camurus AB (a)	8,600	388,781
Castellum AB (a)	110,169	1,332,577
Catena AB	9,823	434,086
Cibus Nordic Real Estate AB	14,299	187,684
Clas Ohlson AB (B Shares)	10,813	131,478
Cloetta AB	50,261	74,978
Coor Service Management Holding AB (d)	26,006	113,082
Corem Property Group AB	169,207	127,054
Creades AB (A Shares)	15,253	97,023
Dios Fastigheter AB	27,364	210,809
Dometic Group AB (d)	89,125	642,938
Electrolux AB (B Shares) (a)(b)	61,859	546,270
Electrolux Professional AB	65,620	427,527
Elekta AB (B Shares)	103,058	740,644
Embracer Group AB (a)(b)	214,005	545,674
Engcon AB (B Shares) (b)	11,465	94,879
Fabege AB	64,979	502,950
Fortnox AB	136,607	810,439
Granges AB	27,773	329,887
Hemnet Group AB	24,739	648,758
Hexatronic Group AB (b)	47,523	148,558
HEXPOL AB (B Shares)	73,345	838,578
HMS Networks AB	7,968	299,042
Hufvudstaden AB (A Shares)	30,731	358,887
Instalco AB	60,632	215,230
Intrum AB (b)	23,054	54,725
Investment AB Oresund	7,445	74,177
INVISIO AB	11,568	255,599
Inwido AB	14,423	178,907
JM AB (B Shares)	17,399	299,025
Kinnevik AB (B Shares) (a)	68,375	722,813
Lindab International AB	21,074	426,819
Loomis AB (B Shares)	20,044	516,542
Medicover AB Class B	18,140	288,057
Meko AB	10,745	109,786
MIPS AB	7,569	258,381
Modern Times Group MTG AB (B Shares) (a)	24,300	209,365
Munters Group AB (d)	36,185	732,211
Mycronic AB	21,845	768,710
NCAB Group AB (b)	50,469	332,250
NCC AB (B Shares)	23,077	282,903
New Wave Group AB (B Shares)	24,398	225,596
Nolato AB (B Shares)	53,307	263,623
Nordnet AB (b)	38,810	701,513
Norion Bank AB (a)	14,115	52,513
Note AB (a)	4,775	61,007
NP3 Fastigheter AB	8,333	175,425
Nyfosa AB	40,526	355,785
OX2 AB (a)	41,199	149,986
Pandox AB	26,121	408,629
Paradox Interactive AB	10,157	155,207
Peab AB	48,225	297,785
Platzer Fastigheter Holding AB	16,263	132,962
Ratos AB (B Shares)	59,316	207,760
Rusta AB	14,627	100,474
RVRC Holding AB	14,276	81,482
Samhallsbyggnadsbolaget I Norden AB (B Shares)	307,640	112,360
Scandic Hotels Group AB (a)(b)(d)	39,679	209,369
Sdiptech AB (a)	8,122	209,160
Sectra AB (B Shares)	38,041	756,650
Sinch AB (a)(d)	189,724	439,345
SkiStar AB	11,350	158,606
SSAB AB:
(A Shares)	63,116	357,721
(B Shares) (b)	181,752	1,027,472
Stillfront Group AB (a)	130,086	125,124
Storskogen Group AB (b)	379,179	206,924
Surgical Science Sweden AB (a)(b)	10,532	150,138
Svolder AB (B Shares)	24,266	136,519
Sweco AB (B Shares)	60,350	650,573
Swedencare AB	17,482	89,786
Synsam Holding AB	20,655	96,149
Thule Group AB (d)	29,554	842,071
Trelleborg AB (B Shares)	63,178	2,254,146
Troax Group AB	11,085	224,307
Truecaller AB (B Shares)	64,017	207,147
Vimian Group AB (a)(b)	49,484	136,054
Vitec Software Group AB	8,792	423,229
Vitrolife AB	21,069	317,935
Wallenstam AB (B Shares)	99,677	446,088
Wihlborgs Fastigheter AB	77,305	652,369
Xvivo Perfusion AB (a)	7,027	241,664
Yubico AB (a)	9,485	167,660
TOTAL SWEDEN		40,405,070
Switzerland - 4.1%
Accelleron Industries Ltd.	26,287	1,025,458
Allreal Holding AG	4,099	662,618
ALSO Holding AG	1,807	446,221
Arbonia AG (b)	14,306	188,931
Aryzta AG (a)	278,514	528,699
Autoneum Holding AG (b)	1,056	169,328
Basilea Pharmaceutica AG (a)	3,455	148,461
Belimo Holding AG (Reg.)	2,752	1,277,132
Bell Food Group AG	598	173,366
Bossard Holding AG	1,599	365,287
Bucher Industries AG	1,831	707,104
Burckhardt Compression Holding AG	857	546,317
Burkhalter Holding AG	1,903	208,673
Bystronic AG	380	169,279
Cembra Money Bank AG	8,377	641,546
COLTENE Holding AG	745	41,657
Comet Holding AG	2,063	657,557
Daetwyler Holdings AG (b)	2,131	442,775
DKSH Holding AG	9,996	651,358
DocMorris AG (a)(b)	3,296	294,193
Dorma Kaba Holding AG	886	472,758
Dottikon ES Holding AG (a)	772	201,556
EFG International	25,800	299,749
Emmi AG	600	584,172
Flughafen Zuerich AG	5,542	1,110,510
Forbo Holding AG (Reg.)	267	309,043
Galenica AG (d)	13,881	1,060,800
Georg Fischer AG (Reg.)	22,925	1,608,553
Gurit-Heberlein AG (Bearer)	714	45,826
Huber+Suhner AG	4,850	387,789
Implenia AG	4,036	148,181
INFICON Holding AG	478	668,706
Interroll Holding AG	191	617,101
Intershop Holding AG	1,445	193,977
IWG PLC	211,781	491,949
Kardex Holding AG	1,740	461,855
Komax Holding AG (Reg.)	1,068	184,496
Landis+Gyr Group AG	6,090	451,823
LEM Holding SA	130	221,463
Leonteq AG	2,570	67,518
Medacta Group SA (d)	1,914	231,950
Medmix AG (d)	6,715	110,304
Meier Tobler Group AG	1,231	41,245
Metall Zug AG	52	71,841
Meyer Burger Technology AG (a)	5,887,569	73,655
Mobilezone Holding AG	11,296	162,451
Mobimo Holding AG	1,992	556,915
OC Oerlikon Corp. AG (Reg.)	53,915	234,135
Orior AG	1,827	130,578
PSP Swiss Property AG	12,707	1,574,465
Rieter Holding AG (Reg.)	717	100,618
Schweiter Technologies AG	280	125,798
Sensirion Holding AG (a)(b)(d)	2,695	177,956
SFS Group AG	4,894	582,435
Siegfried Holding AG	1,127	1,081,332
SKAN Group AG	3,094	275,321
St.Galler Kantonalbank AG	828	426,498
Stadler Rail AG (b)	15,451	458,866
Sulzer AG (Reg.)	5,266	639,310
Swissquote Group Holding SA	3,211	873,266
Tecan Group AG	3,576	1,272,072
TX Group AG	725	112,782
u-blox Holding AG	1,899	175,801
V-ZUG Holding AG (a)	531	33,041
Valiant Holding AG	4,332	506,127
Vetropack Holding AG	3,657	123,723
Vontobel Holdings AG	7,996	450,577
Ypsomed Holding AG	1,150	411,586
Zehnder Group AG	2,571	150,470
TOTAL SWITZERLAND		30,098,903
Tanzania - 0.0%
Helios Towers PLC (a)	204,379	252,317
Ukraine - 0.0%
Ferrexpo PLC (a)	83,676	53,220
United Arab Emirates - 0.1%
Network International Holdings PLC (a)(d)	131,901	648,060
United Kingdom - 13.7%
4Imprint Group PLC	7,876	618,043
888 Holdings PLC (a)	97,444	103,253
A.G. Barr PLC	27,805	198,387
AB Dynamics PLC	4,814	108,878
Advanced Medical Solutions Group PLC	60,333	142,787
AJ Bell PLC	87,824	355,010
Alfa Financial Software Holdings PLC (d)	32,487	69,984
Allfunds Group PLC	95,567	605,815
Alpha Financial Markets Consulting PLC	32,234	134,931
Alpha FX Group PLC	9,542	255,157
Alphawave IP Group PLC (a)(b)	89,503	142,706
AO World PLC (a)	87,753	116,231
Ascential PLC (a)	122,402	478,420
Ashmore Group PLC	131,094	316,806
Ashtead Technology Holdings PLC	21,999	224,584
ASOS PLC (a)(b)	13,155	54,968
Assura PLC	841,312	433,330
Aston Martin Lagonda Global Holdings PLC (a)(d)	61,423	113,745
Auction Technology Group PLC (a)(b)	26,728	166,656
B&M European Value Retail SA	280,184	1,817,039
Babcock International Group PLC	71,169	451,316
Balfour Beatty PLC	151,466	688,544
Beazley PLC	187,925	1,556,868
Bellway PLC	33,433	1,056,938
Big Yellow Group PLC	52,142	703,664
Bodycote PLC	53,678	466,830
Boohoo.Com PLC (a)(b)	174,740	72,971
Breedon Group PLC	74,645	337,647
Bridgepoint Group PLC (d)	68,739	197,897
British Land Co. PLC	245,873	1,192,055
Britvic PLC	65,166	720,232
Bytes Technology Group PLC	64,250	391,944
Capita Group PLC (a)(b)	477,045	80,115
Central Asia Metals PLC	47,811	125,757
Ceres Power Holdings PLC (a)(b)	33,732	75,406
Chemring Group PLC	75,257	352,640
Clarkson PLC	8,071	391,807
Close Brothers Group PLC	41,807	237,901
CLS Holdings PLC (b)	44,052	45,688
Coats Group PLC	449,584	457,849
Computacenter PLC	23,932	772,127
ConvaTec Group PLC (d)	457,462	1,429,054
Craneware PLC	8,349	222,212
Cranswick PLC	14,822	798,248
Crest Nicholson Holdings PLC	67,805	157,505
Currys PLC (a)	266,324	205,828
Custodian (REIT) PLC	123,256	114,279
CVS Group PLC	20,620	252,246
Darktrace PLC (a)	98,200	739,180
Deliveroo PLC Class A (a)(d)	257,436	430,407
Derwent London PLC	26,790	688,255
Diploma PLC	37,441	1,697,338
Direct Line Insurance Group PLC	367,281	852,703
Discoverie Group PLC	26,490	233,359
Domino's Pizza UK & IRL PLC	100,212	407,966
Dowlais Group PLC	393,157	401,367
Dr. Martens Ltd.	167,174	158,758
Drax Group PLC	107,862	698,155
DS Smith PLC	384,639	1,684,112
Dunelm Group PLC	34,197	433,718
easyJet PLC	85,467	575,199
Elementis PLC	166,675	293,659
Empiric Student Property PLC	166,644	188,448
Essentra PLC	79,508	175,451
FD Technologies PLC (a)	6,489	103,624
FDM Group Holdings PLC	25,607	110,550
Fever-Tree Drinks PLC	29,617	419,300
Firstgroup PLC	183,872	372,666
Forterra PLC (d)	56,264	115,722
Frasers Group PLC (a)	31,384	320,198
Future PLC	29,737	246,357
Games Workshop Group PLC	9,191	1,138,125
Gamma Communications PLC	25,968	424,424
GB Group PLC	69,622	250,375
Genuit Group PLC	70,203	382,907
Genus PLC	18,629	419,933
Grafton Group PLC unit	54,360	642,983
Grainger Trust PLC	196,972	631,314
Great Portland Estates PLC	57,668	282,471
Greatland Gold PLC (a)(b)	1,238,181	93,604
Greggs PLC	28,517	970,654
Halfords Group PLC	59,536	112,334
Hammerson PLC	1,129,547	384,472
Harbour Energy PLC	172,361	622,215
Hays PLC	444,265	510,998
Hill & Smith Holdings PLC	22,063	521,051
Hilton Food Group PLC	21,154	242,126
Hiscox Ltd.	96,879	1,488,978
Hollywood Bowl Group PLC	47,326	201,950
Home (REIT) PLC (a)(c)	235,236	111,844
Howden Joinery Group PLC	153,249	1,677,472
Hunting PLC	42,872	191,783
Ibstock PLC (d)	108,379	200,700
IG Group Holdings PLC	107,095	1,000,978
IMI PLC	72,663	1,590,747
Impact Healthcare REIT PLC	92,807	97,296
Impax Asset Management Group PLC	27,603	153,659
Inchcape PLC	103,954	1,039,166
Indivior PLC (a)	32,417	584,106
IntegraFin Holdings PLC	77,497	290,509
Intermediate Capital Group PLC	81,114	2,128,476
International Distributions Services PLC (a)	201,439	681,122
Investec PLC	179,981	1,150,339
IP Group PLC	285,119	170,832
ITM Power PLC (a)(b)	126,112	80,289
ITV PLC	1,020,343	896,304
J.D. Wetherspoon PLC (a)	24,052	217,743
Jet2 PLC	48,024	861,720
John Wood Group PLC (a)	196,437	364,259
Johnson Matthey PLC	51,164	1,122,646
Johnson Service Group PLC	113,997	184,609
Judges Scientific PLC	1,703	238,334
Jupiter Fund Management PLC	120,190	116,392
Just Eat Takeaway.com NV (a)(d)	52,501	777,123
Just Group PLC	287,383	372,027
Kainos Group PLC	24,981	306,219
Keller Group PLC	20,575	283,833
Kier Group PLC	116,767	195,806
Lancashire Holdings Ltd.	68,525	522,315
Learning Technologies Group PLC	165,389	151,483
Liontrust Asset Management PLC	18,826	158,787
Londonmetric Properity PLC	567,910	1,395,136
Man Group PLC	335,168	1,078,852
Marks & Spencer Group PLC	551,226	1,761,911
Marlowe PLC (a)	22,426	137,310
Marshalls PLC	65,117	218,877
ME Group International PLC	57,120	114,056
Mitchells & Butlers PLC (a)	73,573	222,019
Mitie Group PLC	357,800	523,094
Mobico Group PLC	135,431	93,752
Molten Ventures PLC (a)(b)	46,006	160,676
Moneysupermarket.com Group PLC	140,456	378,042
Moonpig Group PLC (a)	84,296	164,107
Morgan Advanced Materials PLC	78,835	309,316
Morgan Sindall PLC	12,417	351,430
NCC Group Ltd.	81,760	138,533
Next Fifteen Communications Group PLC	23,270	260,821
Ninety One PLC	76,820	161,936
OSB Group PLC	110,364	566,239
Oxford Instruments PLC	15,511	438,028
Oxford Nanopore Technologies Ltd. (a)	153,769	188,972
Pagegroup PLC	92,051	513,230
Pan African Resources PLC	527,517	159,516
Paragon Banking Group PLC	57,912	517,764
Pennon Group PLC	80,293	667,697
Pets At Home Group PLC	126,589	462,200
Picton Property Income Ltd.	148,706	123,196
Playtech Ltd. (a)	68,157	451,378
Polar Capital Holdings PLC	23,644	159,835
Premier Foods PLC	178,881	361,657
Primary Health Properties PLC	367,714	421,570
PZ Cussons PLC Class L	65,727	83,772
QinetiQ Group PLC	145,627	625,243
Quilter PLC (d)	395,383	542,468
Rank Group PLC (a)	57,344	60,190
Rathbone Brothers PLC	17,848	365,306
Redde Northgate PLC	62,861	302,017
Redrow PLC	74,032	594,818
Renew Holdings PLC	21,718	256,452
Renewi PLC (a)	19,855	139,679
Renishaw PLC	10,192	528,520
Rightmove PLC	223,885	1,440,741
Rotork PLC	239,211	966,662
RS GROUP PLC	132,987	1,224,702
RWS Holdings PLC	81,996	176,843
Safestore Holdings PLC	61,373	593,187
Savills PLC	38,485	520,322
Serco Group PLC	303,592	694,975
Serica Energy PLC	70,221	163,205
Shaftesbury Capital PLC	408,950	688,322
SIG PLC (a)(b)	199,903	65,320
Softcat PLC	36,253	710,756
Spectris PLC	28,243	1,175,192
Spire Healthcare Group PLC (d)	77,798	239,629
Spirent Communications PLC	162,385	395,062
SSP Group PLC	223,428	549,714
SThree PLC	37,024	197,313
Subsea 7 SA	63,417	1,028,739
Supermarket Income (REIT) PLC	341,186	307,810
Target Healthcare (REIT) PLC	173,195	168,372
Tate & Lyle PLC	111,818	920,769
Team17 Group PLC (a)	32,563	105,792
Telecom Plus PLC	20,635	447,618
The PRS REIT PLC	143,710	142,042
The Weir Group PLC	72,310	1,852,277
THG PLC (a)(b)	170,218	135,062
TORM PLC	11,292	390,031
TP ICAP Group PLC	216,079	560,253
Trainline PLC (a)(d)	126,016	469,870
Travis Perkins PLC	59,627	561,037
Tritax Big Box REIT PLC	531,858	1,007,508
Trustpilot Group PLC (a)(d)	84,132	199,952
Tyman PLC	54,641	257,403
UK Commercial Property REIT Ltd.	214,470	180,358
Unite Group PLC	103,111	1,195,657
Urban Logistics REIT PLC	130,441	188,745
Vanquis Banking Group PLC (b)	69,454	41,571
Vesuvius PLC	59,312	356,114
Victoria PLC (a)(b)	16,453	40,090
Victrex PLC	24,441	386,640
Virgin Money UK PLC	328,896	878,658
Vistry Group PLC	91,543	1,370,363
Volex PLC	34,905	140,006
Volution Group PLC	54,729	297,824
Warehouse (REIT) PLC	110,513	110,749
Watches of Switzerland Group PLC (a)(d)	68,205	288,744
WH Smith PLC	36,633	502,149
Wickes Group PLC	68,737	125,056
Workspace Group PLC	39,671	246,615
Yellow Cake PLC (a)(d)	60,950	490,471
YouGov PLC	29,702	322,893
Young & Co.'s Brewery PLC Class A	9,084	111,693
TOTAL UNITED KINGDOM		100,229,113
United States of America - 0.6%
Burford Capital Ltd.	52,083	806,996
Carnival PLC (a)	38,415	515,088
Diversified Gas & Oil PLC	13,337	187,651
Fiverr International Ltd. (a)(b)	8,950	183,565
InMode Ltd. (a)	22,305	383,423
JS Global Lifestyle Co. Ltd. (d)	376,000	72,506
Pagaya Technologies Ltd. Class A (a)(b)	9,920	96,522
PolyPeptide Group AG (a)(d)	4,334	142,856
REC Silicon ASA (a)(b)	74,306	72,711
Reliance Worldwide Corp. Ltd.	221,096	725,712
RHI Magnesita NV	5,176	234,130
Riskified Ltd. (a)(b)	25,234	129,955
Sims Ltd.	44,945	344,471
Taro Pharmaceutical Industries Ltd. (a)	2,580	109,598
Vobile Group Ltd. (a)(b)	396,000	69,301
TOTAL UNITED STATES OF AMERICA		4,074,485
TOTAL COMMON STOCKS (Cost $831,418,730)		716,608,940

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,377	126,076
Einhell Germany AG	451	77,587
Fuchs Petrolub AG	19,320	903,494
Jungheinrich AG	13,414	499,322
Sixt SE Preference Shares	4,540	314,931
Sto SE & Co. KGaA	697	119,907
TOTAL GERMANY		2,041,317
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	10,777	277,754
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,335,829)		2,319,071

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $498,400)	500,000	498,387

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	4,874,252	4,875,227
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	26,270,008	26,272,635
TOTAL MONEY MARKET FUNDS (Cost $31,147,862)		31,147,862

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $865,400,821)	750,574,260
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(18,900,346)
NET ASSETS - 100.0%	731,673,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	106	Jun 2024	12,017,750	(248,879)	(248,879)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,979,202 or 3.7% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $393,725.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,969,273	30,390,258	31,484,293	150,283	(11)	-	4,875,227	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,588,393	39,024,353	29,340,111	265,179	-	-	26,272,635	0.1%
Total	22,557,666	69,414,611	60,824,404	415,462	(11)	-	31,147,862

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	28,843,050	19,624,053	9,218,997	-
Consumer Discretionary	91,609,767	38,371,675	53,238,092	-
Consumer Staples	45,431,189	18,848,258	26,582,931	-
Energy	22,890,700	15,706,975	7,183,725	-
Financials	90,704,138	60,037,444	30,666,694	-
Health Care	41,858,477	24,075,545	17,782,932	-
Industrials	168,005,912	91,444,904	76,561,008	-
Information Technology	68,010,143	34,035,694	33,974,449	-
Materials	71,384,770	25,753,559	45,107,395	523,816
Real Estate	72,035,572	35,474,747	36,448,981	111,844
Utilities	18,154,293	10,240,203	7,914,090	-

Government Obligations	498,387	-	498,387	-

Money Market Funds	31,147,862	31,147,862	-	-
Total Investments in Securities:	750,574,260	404,760,919	345,177,681	635,660
Derivative Instruments: Liabilities
Futures Contracts	(248,879)	(248,879)	-	-
Total Liabilities	(248,879)	(248,879)	-	-
Total Derivative Instruments:	(248,879)	(248,879)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(248,879)
Total Equity Risk	0	(248,879)
Total Value of Derivatives	0	(248,879)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,512,712) - See accompanying schedule:
Unaffiliated issuers (cost $834,252,959)	$719,426,398
Fidelity Central Funds (cost $31,147,862)	31,147,862

Total Investment in Securities (cost $865,400,821)		$750,574,260
Foreign currency held at value (cost $1,190,285)		1,184,668
Receivable for investments sold		1,342,205
Receivable for fund shares sold		155,967
Dividends receivable		3,820,657
Reclaims receivable		1,502,691
Interest receivable		192
Distributions receivable from Fidelity Central Funds		84,792
Prepaid expenses		235
Receivable from investment adviser for expense reductions		19,450
Other receivables		744
Total assets		758,685,861
Liabilities
Payable for investments purchased
Regular delivery	$133,397
Delayed delivery	106,480
Payable for fund shares redeemed	189,683
Accrued management fee	61,367
Payable for daily variation margin on futures contracts	165,861
Other payables and accrued expenses	82,524
Collateral on securities loaned	26,272,635
Total liabilities		27,011,947
Net Assets		$731,673,914
Net Assets consist of:
Paid in capital		$930,321,446
Total accumulated earnings (loss)		(198,647,532)
Net Assets		$731,673,914
Net Asset Value, offering price and redemption price per share ($731,673,914 ÷ 89,560,193 shares)		$8.17
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$10,829,543
Interest		9,222
Income from Fidelity Central Funds (including $265,179 from security lending)		415,462
Income before foreign taxes withheld		$11,254,227
Less foreign taxes withheld		(893,069)
Total income		10,361,158
Expenses
Management fee	$355,314
Custodian fees and expenses	49,020
Independent trustees' fees and expenses	1,741
Registration fees	6,536
Audit	29,999
Legal	1,780
Miscellaneous	1,346
Total expenses before reductions	445,736
Expense reductions	(88,747)
Total expenses after reductions		356,989
Net Investment income (loss)		10,004,169
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,006,507)
Fidelity Central Funds	(11)
Foreign currency transactions	71,727
Futures contracts	1,016,075
Total net realized gain (loss)		(14,918,716)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	105,967,228
Assets and liabilities in foreign currencies	(56,446)
Futures contracts	219,985
Total change in net unrealized appreciation (depreciation)		106,130,767
Net gain (loss)		91,212,051
Net increase (decrease) in net assets resulting from operations		$101,216,220
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,004,169	$20,491,767
Net realized gain (loss)	(14,918,716)	(47,950,090)
Change in net unrealized appreciation (depreciation)	106,130,767	80,554,713
Net increase (decrease) in net assets resulting from operations	101,216,220	53,096,390
Distributions to shareholders	(22,109,584)	(19,865,640)

Share transactions
Proceeds from sales of shares	33,111,036	19,585,828
Reinvestment of distributions	22,063,414	19,858,109
Cost of shares redeemed	(21,437,268)	(118,024,796)

Net increase (decrease) in net assets resulting from share transactions	33,737,182	(78,580,859)
Total increase (decrease) in net assets	112,843,818	(45,350,109)

Net Assets
Beginning of period	618,830,096	664,180,205
End of period	$731,673,914	$618,830,096

Other Information
Shares
Sold	4,077,996	2,520,341
Issued in reinvestment of distributions	2,754,484	2,669,101
Redeemed	(2,632,744)	(15,225,197)
Net increase (decrease)	4,199,736	(10,035,755)

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.25	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.23	.24	.09
Net realized and unrealized gain (loss)	1.07	.29	(3.27)	.03
Total from investment operations	1.18	.52	(3.03)	.12
Distributions from net investment income	(.26)	(.23)	(.13)	-
Total distributions	(.26)	(.23)	(.13)	-
Net asset value, end of period	$8.17	$7.25	$6.96	$10.12
Total Return D,E	16.32%	7.34%	(30.31)%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.13% H	.14%	.14%	.19% H,I
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10% H
Expenses net of all reductions	.10% H	.10%	.10%	.10% H
Net investment income (loss)	2.82% H	3.00%	2.85%	2.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$731,674	$618,830	$664,180	$873,419
Portfolio turnover rate J	12 % H	13%	20%	1% K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,482,010
Gross unrealized depreciation	(198,175,433)
Net unrealized appreciation (depreciation)	$(120,693,423)
Tax cost	$871,018,804

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(36,311,555)
Long-term	(34,136,713)
Total capital loss carryforward	$(70,448,268)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	68,949,647	42,747,372
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Small Cap Index Fund	641
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Small Cap Index Fund	27,961	414	153,502
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $88,747.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	68%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	81%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI International Small Cap Index Fund	.10%
Actual		$ 1,000	$ 1,163.20	$ .54
Hypothetical-B		$ 1,000	$ 1,024.37	$ .50

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9903807.102
SCI-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024